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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Large Company Value Portfolio
ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value II Portfolio
ING Davis New York Venture Portfolio
ING Fidelity ® VIP Contrafund ® Portfolio
ING Fidelity ® VIP Equity-Income Portfolio
ING Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Fundamental Research Portfolio
ING JPMorgan International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio
ING Legg Mason Partners Large Cap Growth Portfolio
ING Lord Abbett U.S. Government Securities Portfolio
ING Neuberger Berman Partners Portfolio
ING Neuberger Berman Regency Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution Growth and Income Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING UBS U.S. Small Cap Growth Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.2%
		Aerospace/Defense: 0.9%
15,100		Northrop Grumman Corp.	$1,177,800
			1,177,800
		Agriculture: 1.2%
21,100		Altria Group, Inc.	1,467,083
			1,467,083
		Apparel: 0.5%
8,400	L	VF Corp.	678,300
			678,300
		Banks: 11.6%
93,400		Bank of America Corp.	4,695,218
26,800		Bank of New York Mellon Corp.	1,182,952
20,700		National City Corp.	519,363
12,000		PNC Financial Services Group, Inc.	817,200
54,100		US Bancorp.	1,759,873
43,600	L	Wachovia Corp.	2,186,540
95,800		Wells Fargo & Co.	3,412,396
			14,573,542
		Beverages: 2.1%
26,500		Coca-Cola Co.	1,522,955
29,200		Pepsi Bottling Group, Inc.	1,085,364
			2,608,319
		Biotechnology: 0.5%
11,800	@	Amgen, Inc.	667,526
			667,526
		Chemicals: 2.2%
23,400		EI DuPont de Nemours & Co.	1,159,704
20,300		PPG Industries, Inc.	1,533,665
			2,693,369
		Commercial Services: 1.1%
30,200	L	H&R Block, Inc.	639,636
19,800		RR Donnelley & Sons Co.	723,888
			1,363,524
		Computers: 2.6%
35,300		Hewlett-Packard Co.	1,757,587
12,700	L	International Business Machines Corp.	1,496,060
			3,253,647
		Diversified Financial Services: 10.6%
127,700		Citigroup, Inc.	5,959,759
7,000	L	Countrywide Financial Corp.	133,070
14,100	@	Discover Financial Services	293,280
47,800		Freddie Mac	2,820,678
30,900		Merrill Lynch & Co., Inc.	2,202,552
29,100		Morgan Stanley	1,833,300
			13,242,639
		Electric: 2.9%
24,200		Exelon Corp.	1,823,712
6,000	@	NRG Energy, Inc.	253,740
33,100		PPL Corp.	1,532,530
			3,609,982
		Electronics: 0.4%
13,000	L	Tyco Electronics Ltd.	460,590
			460,590
		Environmental Control: 0.6%
19,400		Waste Management, Inc.	732,156
			732,156
		Food: 1.7%
27,200		Kroger Co.	775,744
43,700	@@	Unilever NV ADR	1,348,145
			2,123,889
		Forest Products & Paper: 1.0%
18,000	L	Weyerhaeuser Co.	1,301,400
			1,301,400
		Healthcare — Products: 2.4%
35,500		Johnson & Johnson	2,332,350
10,900		Medtronic, Inc.	614,869
			2,947,219
		Healthcare — Services: 0.3%
6,400		Quest Diagnostics	369,728
			369,728
		Household Products/Wares: 0.2%
4,900		Avery Dennison Corp.	279,398
			279,398

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Housewares: 0.7%
29,500	L	Newell Rubbermaid, Inc.	$850,190
			850,190
		Insurance: 6.6%
24,600		Allstate Corp.	1,406,874
39,300		American International Group, Inc.	2,658,645
15,100		Hartford Financial Services Group, Inc.	1,397,505
17,900		Loews Corp.	865,465
23,400		Marsh & McLennan Cos., Inc.	596,700
19,200	L	MGIC Investment Corp.	620,352
11,600		Torchmark Corp.	722,912
			8,268,453
		Iron/Steel: 0.6%
11,600		Nucor Corp.	689,852
			689,852
		Machinery — Construction & Mining: 0.6%
9,800		Caterpillar, Inc.	768,614
			768,614
		Machinery — Diversified: 0.5%
4,600		Deere & Co.	682,732
			682,732
		Media: 3.2%
27,400		Gannett Co., Inc.	1,197,380
96,000		Time Warner, Inc.	1,762,560
25,200	@, L	Viacom - Class B	982,044
			3,941,984
		Miscellaneous Manufacturing: 5.1%
17,200		Dover Corp.	876,340
71,600		General Electric Co.	2,964,240
20,500	@@	Ingersoll-Rand Co.	1,116,635
8,000		Parker Hannifin Corp.	894,640
12,600	@@	Tyco International Ltd.	558,684
			6,410,539
		Office/Business Equipment: 0.6%
41,200	@	Xerox Corp.	714,408
			714,408
		Oil & Gas: 13.9%
44,000		Chevron Corp.	4,117,520
31,600		ConocoPhillips	2,773,532
6,300		Devon Energy Corp.	524,160
68,700		ExxonMobil Corp.	6,358,872
44,900	@@	Royal Dutch Shell PLC ADR	3,689,882
			17,463,966
		Oil & Gas Services: 0.5%
4,500	@, L	National Oilwell Varco, Inc.	650,250
			650,250
		Pharmaceuticals: 5.6%
31,800		Abbott Laboratories	1,705,116
14,800		Eli Lilly & Co.	842,564
17,100		Merck & Co., Inc.	883,899
90,200		Pfizer, Inc.	2,203,586
30,800		Wyeth	1,372,140
			7,007,305
		Retail: 4.0%
16,500		Best Buy Co., Inc.	759,330
37,800		Gap, Inc.	697,032
11,300	L	Home Depot, Inc.	366,572
5,500	@	Kohl’s Corp.	315,315
16,700		McDonald’s Corp.	909,649
31,900		Staples, Inc.	685,531
28,500		Wal-Mart Stores, Inc.	1,244,025
			4,977,454
		Savings & Loans: 1.4%
50,800	L	Washington Mutual, Inc.	1,793,748
			1,793,748
		Semiconductors: 0.8%
21,700		Applied Materials, Inc.	449,190
22,700		Intel Corp.	587,022
			1,036,212
		Software: 2.6%
9,300	@, L	Fiserv, Inc.	472,998
65,300		Microsoft Corp.	1,923,738
40,300	@	Oracle Corp.	872,495
			3,269,231
		Telecommunications: 5.7%
92,300		AT&T, Inc.	3,905,213
15,900		Motorola, Inc.	294,627
55,800		Sprint Nextel Corp.	1,060,200
42,200		Verizon Communications, Inc.	1,868,616
			7,128,656
		Total Common Stock
		(Cost $108,334,875)	119,203,705

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 13.9%
		U.S. Government Agency Obligations: 4.9%
$6,097,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$6,096,356
		Total U.S. Government Agency Obligations
		(Cost $6,096,356)		6,096,356
		Securities Lending Collateralcc: 9.0%
11,336,708		Bank of New York Mellon Corp. Institutional Cash Reserves		11,336,708
		Total Securities Lending Collateral
		(Cost $11,336,708)		11,336,708
		Total Short-Term Investments
		(Cost $17,433,064)		17,433,064
		Total Investments in Securities
		(Cost $125,767,939)	109.1%	$136,636,769
		Other Assets and Liabilities — Net	(9.1)	(11,407,613)
		Net Assets	100.0%	$125,229,156

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $126,324,131.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$13,277,878
	Gross Unrealized Depreciation	(2,965,240)
	Net Unrealized Appreciation	$10,312,638

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING American Century Large Company Value Portfolio Open Futures Contracts on September 30, 2007

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
S&P 500 E-Mini	36	2,768,580	12/21/07	$91,424
				$91,424

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 92.9%
		Aerospace/Defense: 1.5%
12,200	@	Aerovironment, Inc.	$280,722
2,800	@	Alliant Techsystems, Inc.	306,040
2,800	@	BE Aerospace, Inc.	116,284
3,300		Curtiss-Wright Corp.	156,750
6,700		DRS Technologies, Inc.	369,304
5,100	@	Moog, Inc.	224,094
1,256		Triumph Group, Inc.	102,628
			1,555,822
		Agriculture: 0.2%
4,500		Universal Corp.	220,275
			220,275
		Airlines: 1.1%
13,100	@	Alaska Air Group, Inc.	302,479
12,800		Skywest, Inc.	322,176
36,419		Southwest Airlines Co.	539,001
			1,163,656
		Apartments: 0.5%
41,308		Education Realty Trust, Inc.	557,658
			557,658
		Apparel: 0.9%
7,500	@	Carter’s, Inc.	149,625
6,300		Oxford Industries, Inc.	227,556
3,400	@	Warnaco Group, Inc.	132,838
18,100		Wolverine World Wide, Inc.	495,940
			1,005,959
		Auto Manufacturers: 0.6%
15,000	@	ASV, Inc.	210,450
2,400	@@	Bayerische Motoren Werke AG	155,200
6,800	@@	Honda Motor Co., Ltd.	228,512
			594,162
		Auto Parts & Equipment: 0.9%
14,100		ArvinMeritor, Inc.	237,162
4,325	@@	Autoliv, Inc.	258,419
19,800	@	Commercial Vehicle Group, Inc.	254,034
5,200		Superior Industries International	112,788
3,500	@	Tenneco, Inc.	108,535
			970,938
		Banks: 7.6%
4,200		Associated Banc-Corp.	124,446
6,000		BB&T Corp.	242,340
12,221		Central Pacific Financial Corp.	356,853
6,200		Chemical Financial Corp.	150,350
2,200		City National Corp.	152,922
6,300		Cullen/Frost Bankers, Inc.	315,756
21,900		First Midwest Bancorp., Inc.	748,104
7,900		FirstMerit Corp.	156,104
46,200		Fulton Financial Corp.	664,356
24,500		Hanmi Financial Corp.	379,505
9,423		Marshall & Ilsley Corp.	412,445
14,900		Pacific Capital Bancorp.	391,870
59,259		South Financial Group, Inc.	1,347,550
33,600		Sterling Bancshares, Inc.	383,376
15,698		SunTrust Bank	1,187,868
23,700		TCF Financial Corp.	620,466
3,166		United Bankshares, Inc.	96,373
6,900		Wilmington Trust Corp.	268,410
2,400		Zions Bancorp.	164,808
			8,163,902
		Beverages: 0.5%
8,198		Anheuser-Busch Cos., Inc.	409,818
3,864		Coca-Cola Enterprises, Inc.	93,586
			503,404
		Biotechnology: 0.1%
1,300	@	Bio-Rad Laboratories, Inc.	117,650
			117,650
		Building Materials: 0.7%
4,600	@	Genlyte Group, Inc.	295,596
3,200		Lennox International, Inc.	108,160
5,300		LSI Industries, Inc.	108,756
11,068		Masco Corp.	256,446
			768,958

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals: 2.0%
2,500		Arch Chemicals, Inc.	$117,200
1,600		CF Industries Holdings, Inc.	121,456
3,900		Cytec Industries, Inc.	266,721
5,700		Ferro Corp.	113,886
4,800		HB Fuller Co.	142,464
10,600		Hercules, Inc.	222,812
16,300		Innophos Holdings, Inc.	248,412
6,605		Minerals Technologies, Inc.	442,535
5,300		Olin Corp.	118,614
5,800		Sensient Technologies Corp.	167,446
9,300		Spartech Corp.	158,658
			2,120,204
		Coal: 0.2%
8,300	@	Alpha Natural Resources, Inc.	192,809
			192,809
		Commercial Services: 2.0%
22,200		Advance America Cash Advance Centers, Inc.	236,874
47,200	@	Corinthian Colleges, Inc.	750,952
4,100	@	FTI Consulting, Inc.	206,271
11,643		Gevity HR, Inc.	119,341
4,400	@	Heidrick & Struggles International, Inc.	160,380
11,700	@	Korn/Ferry International	193,167
10,100	@	MPS Group, Inc.	112,615
4,800	@	PRA International	141,120
7,900	@	Rent-A-Center, Inc.	143,227
2,400		Watson Wyatt Worldwide, Inc.	107,856
			2,171,803
		Computers: 1.4%
2,100		Diebold, Inc.	95,382
6,900	@	Electronics for Imaging	185,334
5,700		Imation Corp.	139,821
5,900		Jack Henry & Associates, Inc.	152,574
31,100	@	Perot Systems Corp.	525,901
16,888	@	Rackable Systems, Inc.	219,037
6,872	@	Synopsys, Inc.	186,094
			1,504,143
		Cosmetics/Personal Care: 0.1%
2,300		Estee Lauder Cos., Inc.	97,658
			97,658
		Distribution/Wholesale: 0.4%
1,759		Genuine Parts Co.	87,950
5,700		Owens & Minor, Inc.	217,113
2,000	@	United Stationers, Inc.	111,040
			416,103
		Diversified: 0.4%
20,700		Lexington Corporate Properties Trust	414,207
			414,207
		Diversified Financial Services: 3.1%
19,200	@	Asset Acceptance Capital Corp.	222,720
1,900		Bear Stearns Cos., Inc.	233,339
21,600	@	Cowen Group, Inc.	298,512
20,243		Freddie Mac	1,194,539
19,600	@	Knight Capital Group, Inc.	234,416
2,900	@@	Lazard Ltd.	122,960
5,700		National Financial Partners Corp.	301,986
8,000		Nelnet, Inc.	145,920
16,700	@	TradeStation Group, Inc.	194,889
15,300		Waddell & Reed Financial, Inc.	413,559
			3,362,840
		Electric: 4.8%
3,505		Ameren Corp.	184,013
6,000		Cleco Corp.	151,620
3,300		Consolidated Edison, Inc.	152,790
15,000		Empire District Electric Co.	338,850
17,200		Great Plains Energy, Inc.	495,532
9,513		Idacorp, Inc.	311,456
11,600		MGE Energy, Inc.	387,904
27,486		Portland General Electric Co.	764,111
41,404		Puget Energy, Inc.	1,013,156
14,400		Sierra Pacific Resources	226,512
20,500		Westar Energy, Inc.	503,480
9,905		Wisconsin Energy Corp.	446,022
8,500		Xcel Energy, Inc.	183,090
			5,158,536
		Electrical Components & Equipment: 1.4%
2,400		Belden Cdt, Inc.	112,584
1,600	@	General Cable Corp.	107,392
5,500		Hubbell, Inc.	314,160
9,539	@	Littelfuse, Inc.	340,447

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment (continued)
19,800		Molex, Inc.	$533,214
3,100	@	Superior Essex, Inc.	115,568
			1,523,365
		Electronics: 2.5%
2,300		American Science & Engineering, Inc.	144,118
16,700	@	Benchmark Electronics, Inc.	398,629
8,200	@	Coherent, Inc.	263,056
11,200	@	Plexus Corp.	306,880
5,000	@	Rogers Corp.	205,950
5,500		Technitrol, Inc.	148,225
13,300	@	TTM Technologies, Inc.	153,881
14,502		Tyco Electronics Ltd.	513,806
39,400	@	Vishay Intertechnology, Inc.	513,382
			2,647,927
		Engineering & Construction: 0.8%
3,600	@	Aecom Technology Corp.	125,748
5,300	@	EMCOR Group, Inc.	166,208
4,200		Granite Construction, Inc.	222,684
2,100	@	URS Corp.	118,545
2,800	@	Washington Group International, Inc.	245,868
			879,053
		Entertainment: 1.9%
20,347		International Speedway Corp.	933,113
28,233		Speedway Motorsports, Inc.	1,044,621
			1,977,734
		Environmental Control: 1.4%
22,300		American Ecology Corp.	472,537
2,600	@	Clean Harbors, Inc.	115,752
3,400		Metal Management, Inc.	184,280
6,379		Republic Services, Inc.	208,657
5,100	@	Waste Connections, Inc.	161,976
10,132		Waste Management, Inc.	382,382
			1,525,584
		Food: 4.5%
17,500		B&G Foods, Inc.	224,000
6,500		Campbell Soup Co.	240,500
15,078		ConAgra Foods, Inc.	393,988
3,200		Corn Products International, Inc.	146,784
15,700		Del Monte Foods Co.	164,850
21,187		Diamond Foods, Inc.	437,723
3,775		General Mills, Inc.	218,988
6,300	@	Hain Celestial Group, Inc.	202,419
5,600		Hershey Co.	259,896
13,193		HJ Heinz Co.	609,517
5,400		J&J Snack Foods Corp.	188,028
2,200		JM Smucker Co.	117,524
25,607		Kraft Foods, Inc.	883,698
4,000	@	Performance Food Group Co.	120,520
4,500		Pilgrim’s Pride Corp.	156,285
2,800	@	Ralcorp Holdings, Inc.	156,296
8,000		Weis Markets, Inc.	341,520
			4,862,536
		Forest Products & Paper: 0.6%
7,900		Glatfelter	117,236
3,036		MeadWestvaco Corp.	89,653
4,700		Neenah Paper, Inc.	155,523
3,567		Weyerhaeuser Co.	257,894
			620,306
		Gas: 1.1%
10,700		Atmos Energy Corp.	303,024
13,265		Southwest Gas Corp.	375,267
15,640		WGL Holdings, Inc.	530,040
			1,208,331
		Hand/Machine Tools: 0.5%
3,600		Kennametal, Inc.	302,328
4,500		Regal-Beloit Corp.	215,505
			517,833
		Health Care: 0.2%
8,900		Healthcare Realty Trust, Inc.	237,274
			237,274
		Healthcare — Products: 2.7%
3,988		Beckman Coulter, Inc.	294,155
6,000	@, @@	Covidien Ltd.	249,000
10,100	@	Cutera, Inc.	264,721
4,520		Datascope Corp.	152,821
3,900	@	ICU Medical, Inc.	151,125
7,700		LCA-Vision, Inc.	226,303
2,400	@, @@	Orthofix International NV	117,528
5,800		Steris Corp.	158,514

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (continued)
23,408	@	Symmetry Medical, Inc.	$390,914
10,100	@	Vital Images, Inc.	197,152
5,200		Vital Signs, Inc.	271,128
13,296		Young Innovations, Inc.	380,399
			2,853,760
		Healthcare — Services: 2.6%
20,500	@	Amsurg Corp.	472,935
25,700	@	Assisted Living Concepts, Inc.	234,898
7,300	@	Community Health Systems, Inc.	229,512
15,700	@	LifePoint Hospitals, Inc.	471,157
3,000	@	Magellan Health Services, Inc.	121,740
7,200	@	Nighthawk Radiology Holdings, Inc.	176,472
71,700	@	Odyssey HealthCare, Inc.	689,037
11,100	@	Skilled Healthcare Group, Inc.	174,825
4,228		Universal Health Services, Inc.	230,088
			2,800,664
		Home Builders: 0.2%
2,800		MDC Holdings, Inc.	114,632
5,121		Winnebago Industries	122,289
			236,921
		Home Furnishings: 0.6%
13,200		Ethan Allen Interiors, Inc.	431,508
11,600		Furniture Brands International, Inc.	117,624
1,100		Whirlpool Corp.	98,010
			647,142
		Hotels: 0.3%
8,400		Equity Inns, Inc.	189,672
5,700		Sunstone Hotel Investors, Inc.	146,148
			335,820
		Household Products/Wares: 1.8%
24,100	@	ACCO Brands Corp.	540,804
5,800		American Greetings Corp.	153,120
1,888		Avery Dennison Corp.	107,654
15,700	@	Central Garden & Pet Co.	139,730
5,055		Clorox Co.	308,304
7,510		Kimberly-Clark Corp.	527,653
5,200		Tupperware Corp.	163,748
			1,941,013
		Housewares: 0.1%
1,000	@@	Hunter Douglas NV	89,834
			89,834
		Insurance: 7.5%
2,286		Allstate Corp.	130,736
15,201		AMBAC Financial Group, Inc.	956,295
26,400		American Equity Investment Life Holding Co.	281,160
25,100	@@	Aspen Insurance Holdings Ltd.	700,541
5,383		Chubb Corp.	288,744
3,600		Delphi Financial Group	145,512
8,800	@@	Endurance Specialty Holdings Ltd.	365,640
18,643		Genworth Financial, Inc.	572,899
2,600		Hanover Insurance Group, Inc.	114,894
1,953		Hartford Financial Services Group, Inc.	180,750
32,800		HCC Insurance Holdings, Inc.	939,392
3,500		Hilb Rogal & Hobbs Co.	151,655
6,156		Horace Mann Educators Corp.	121,335
9,600	@@	IPC Holdings Ltd.	276,960
23,255		Marsh & McLennan Cos., Inc.	593,003
28,824		MGIC Investment Corp.	931,303
12,000	@	National Atlantic Holdings Corp.	111,120
9,008		Phoenix Cos., Inc.	127,103
13,800	@@	Platinum Underwriters Holdings Ltd.	496,248
2,800	@	ProAssurance Corp.	150,836
8,700	@	Triad Guaranty, Inc.	165,039
5,700		United Fire & Casualty Co.	222,813
			8,023,978
		Internet: 0.1%
5,000	@	Avocent Corp.	145,600
			145,600
		Investment Companies: 2.2%
27,800		Apollo Investment Corp.	578,240
27,200		Ares Capital Corp.	442,544
21,300		Highland Distressed Opportunities, Inc.	273,279
3,600		Kohlberg Capital Corp.	54,216
24,400		MCG Capital Corp.	351,116
14,700		MVC Capital, Inc.	272,391
20,000		Patriot Capital Funding, Inc.	267,400
12,200		PennantPark Investment Corp.	163,480
			2,402,666

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.7%
8,300	@	Claymont Steel Holdings, Inc.	$168,075
1,800		Cleveland-Cliffs, Inc.	158,346
5,700		Ryerson, Inc.	192,318
2,600		Schnitzer Steel Industries, Inc.	190,554
			709,293
		Leisure Time: 0.1%
13,300		Nautilus, Inc.	106,001
			106,001
		Machinery — Diversified: 1.0%
5,800		Albany International Corp.	217,442
39,327	@	Altra Holdings, Inc.	655,581
5,200		Applied Industrial Technologies, Inc.	160,316
			1,033,339
		Media: 0.9%
10,700		Belo Corp.	185,752
12,000	@	Entravision Communications Corp.	110,640
4,100		Hearst-Argyle Television, Inc.	106,436
52,900		Journal Communications, Inc.	501,492
			904,320
		Metal Fabricate/Hardware: 1.5%
2,800	@	Haynes International, Inc.	239,036
4,400		Kaydon Corp.	228,756
10,100		Mueller Industries, Inc.	365,014
10,900		Mueller Water Products, Inc.	119,900
19,100		NN, Inc.	187,371
2,800		Quanex Corp.	131,544
8,500		Timken Co.	315,775
			1,587,396
		Mining: 0.6%
2,400	@	Century Aluminum Co.	126,360
6,361		Compass Minerals International, Inc.	216,528
2,734		Newmont Mining Corp.	122,292
2,000	@	RTI International Metals, Inc.	158,520
			623,700
		Miscellaneous Manufacturing: 1.4%
3,000		Acuity Brands, Inc.	151,440
2,400		AO Smith Corp.	105,312
4,300		Aptargroup, Inc.	162,841
3,300		Crane Co.	158,301
23,778	@	Griffon Corp.	359,048
5,100		Lancaster Colony Corp.	194,667
8,300		Pentair, Inc.	275,394
4,300		Reddy Ice Holdings, Inc.	113,391
			1,520,394
		Mortgage: 0.5%
6,300		Alesco Financial, Inc.	30,996
11,700		Annaly Capital Management, Inc.	186,381
38,400		MFA Mortgage Investments, Inc.	309,120
			526,497
		Office Furnishings: 0.9%
17,500		Herman Miller, Inc.	474,950
12,288		HNI, Corp.	442,368
			917,318
		Office/Business Equipment: 0.5%
11,593		Pitney Bowes, Inc.	526,554
			526,554
		Oil & Gas: 2.4%
4,868		Apache Corp.	438,412
3,000		Cimarex Energy Co.	111,750
4,700	@	Encore Acquisition Co.	148,755
3,600	@	Forest Oil Corp.	154,944
3,400		Helmerich & Payne, Inc.	111,622
470		Murphy Oil Corp.	32,848
19,240		St. Mary Land & Exploration Co.	686,291
34,500		W&T Offshore, Inc.	841,110
			2,525,732
		Oil & Gas Services: 1.6%
5,900	@	Global Industries Ltd.	151,984
7,300	@	Helix Energy Solutions Group, Inc.	309,958
11,000	@	Horizon Offshore, Inc.	181,500
3,000	@	Hornbeck Offshore Services, Inc.	110,100
11,000	@	Key Energy Services, Inc.	187,000
5,200		Lufkin Industries, Inc.	286,104
17,700	@, @@	North American Energy Partners, Inc.	305,502
2,600	@	W-H Energy Services, Inc.	191,750
			1,723,898
		Packaging & Containers: 1.1%
41,502		Bemis Co.	1,208,123
			1,208,123

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 0.7%
8,700		Alpharma, Inc.	$185,832
5,400		Bristol-Myers Squibb Co.	155,628
5,100	@	Par Pharmaceutical Cos., Inc.	94,656
7,000		Perrigo Co.	149,450
6,067	@	Watson Pharmaceuticals, Inc.	196,571
			782,137
		Pipelines: 0.3%
5,474		Equitable Resources, Inc.	283,936
			283,936
		Real Estate: 0.1%
12,500	@	HFF, Inc.	148,375
			148,375
		Retail: 5.0%
8,500		Barnes & Noble, Inc.	299,710
4,700	@	BJ’s Wholesale Club, Inc.	155,852
5,000		Brown Shoe Co., Inc.	97,000
14,400	@	California Pizza Kitchen, Inc.	253,008
5,200		Casey’s General Stores, Inc.	144,040
7,100		Cato Corp.	145,124
26,400	@	CEC Entertainment, Inc.	709,368
11,700	@	Charming Shoppes, Inc.	98,280
3,600		Family Dollar Stores, Inc.	95,616
14,500		Fred’s, Inc.	152,685
6,500		Group 1 Automotive, Inc.	218,205
38,500	@	HOT Topic, Inc.	287,210
27,300		Kenneth Cole Productions, Inc.	528,801
9,953		Lowe’s Cos., Inc.	278,883
6,100	@	Panera Bread Co.	248,880
11,000		Penske Auto Group, Inc.	222,640
24,200	@	Pier 1 Imports, Inc.	114,466
7,100	@	Red Robin Gourmet Burgers, Inc.	304,590
4,800		Regis Corp.	153,168
13,900		Ruby Tuesday, Inc.	254,926
6,100		Stage Stores, Inc.	111,203
12,500		Talbots, Inc.	225,000
17,700		Tuesday Morning Corp.	159,123
6,300	@	Zale Corp.	145,782
			5,403,560
		Savings & Loans: 0.3%
8,300		First Niagara Financial Group, Inc.	117,445
7,200		Washington Federal, Inc.	189,072
			306,517
		Semiconductors: 2.4%
3,500	@	Cabot Microelectronics Corp.	149,625
7,600		Cohu, Inc.	142,500
20,300	@	Emulex Corp.	389,151
27,100	@	Mattson Technology, Inc.	234,415
13,300	@	MKS Instruments, Inc.	252,966
35,480	@	QLogic Corp.	477,206
16,900	@	Rudolph Technologies, Inc.	233,727
6,700	@	Teradyne, Inc.	92,460
20,200	@	Veeco Instruments, Inc.	391,476
7,200	@, @@	Verigy Ltd.	177,912
			2,541,438
		Single Tenant: 1.2%
33,800		Getty Realty Corp.	919,360
6,400		National Retail Properties, Inc.	156,032
5,600		Realty Income Corp.	156,520
			1,231,912
		Software: 4.9%
7,800	@	Aspen Technology, Inc.	111,696
19,500	@	Compuware Corp.	156,390
8,100		Fair Isaac Corp.	292,491
10,100		MoneyGram International, Inc.	228,159
7,100	@	Neoware, Inc.	115,162
16,000	@	Packeteer, Inc.	121,600
107,800	@	Parametric Technology Corp.	1,877,873
81,400	@	Sybase, Inc.	1,882,782
61,300	@	Ulticom, Inc.	496,530
			5,282,683
		Telecommunications: 0.8%
10,500	@	Arris Group, Inc.	129,675
51,300	@	EFJ, Inc.	297,540
18,631		Iowa Telecommunications Services, Inc.	369,825
4,963		Motorola, Inc.	91,964
			889,004
		Textiles: 0.2%
5,500		G&K Services, Inc.	221,100
			221,100

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Toys/Games/Hobbies: 0.7%
28,100	@	RC2 Corp.		$778,089
				778,089
		Transportation: 1.1%
2,100		Alexander & Baldwin, Inc.		105,273
5,800		Arkansas Best Corp.		189,428
10,600	@@	Double Hull Tankers, Inc.		157,834
21,657		Heartland Express, Inc.		309,262
25,700		Werner Enterprises, Inc.		440,755
				1,202,552
		Total Common Stock
		(Cost $100,526,931)		99,521,896
EXCHANGE-TRADED FUNDS: 4.1%
		Exchange — Traded Funds: 4.1%
9,300		iShares Russell 2000 Index Fund		744,372
16,700		iShares Russell 2000 Value Index Fund		1,280,890
12,293		iShares S&P MidCap 400 Index Fund		1,082,399
19,300		iShares S&P SmallCap 600 Index Fund		1,345,789
		Total Exchange-Traded Funds
		(Cost $4,485,994)		4,453,450
PREFERRED STOCK: 1.3%
		Hotels: 0.2%
8,500	P	Ashford Hospitality Trust		198,050
				198,050
		Insurance: 0.9%
17,800	@@	Aspen Insurance Holdings Ltd.		967,875
				967,875
		Single Tenant: 0.2%
8,100	P	National Retail Properties		194,654
				194,654
		Total Preferred Stock
		(Cost $1,317,592)		1,360,579
		Total Investments in Securities
		(Cost $106,330,517)	98.3%	$105,335,925
		Other Assets and Liabilities — Net	1.7	1,799,507
		Net Assets	100.0%	$107,135,432

@	Non-income producing security
@@	Foreign Issuer
P	Preferred Stock may be called prior to convertible date.

*	Cost for federal income tax purposes is $108,585,441.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,637,663
	Gross Unrealized Depreciation	(5,887,179)
	Net Unrealized Depreciation	$(3,249,516)

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING American Century Small-Mid Cap Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
EURO				USD
EUR	157,287	Sell	10/31/07	222,292	224,465	$(2,173)
Japanese Yen
JPY	20,726,400	Sell	10/31/07	180,281	181,146	(865)
						$(3,038)

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.6%
		Advertising: 1.9%
12,500	@	Lamar Advertising Co.	$612,125
			612,125
		Aerospace/Defense: 0.8%
6,000	@@	Empresa Brasileira de Aeronautica SA ADR	263,520
			263,520
		Apparel: 1.9%
7,800		Polo Ralph Lauren Corp.	606,450
			606,450
		Banks: 1.5%
7,000		City National Corp.	486,570
			486,570
		Commercial Services: 7.5%
5,000		Corporate Executive Board Co.	371,200
2,400	@	Corrections Corp. of America	62,808
21,000	@	Gartner, Inc.	513,660
28,400	@	Iron Mountain, Inc.	865,632
6,700		Robert Half International, Inc.	200,062
20,000	@	SAIC, Inc.	383,800
			2,397,162
		Computers: 3.0%
8,000		Factset Research Systems, Inc.	548,400
7,000	@	IHS, Inc.	395,430
			943,830
		Distribution/Wholesale: 1.5%
10,600		Fastenal Co.	481,346
			481,346
		Diversified Financial Services: 12.4%
6,500	@	AllianceBernstein Holding LP	572,455
32,800		Charles Schwab Corp.	708,480
1,200		CME Group, Inc.	704,820
13,000		Eaton Vance Corp.	519,480
9,000	@	FCStone Group, Inc.	290,430
1,200	@	IntercontinentalExchange, Inc.	182,280
12,000		Jefferies Group, Inc.	333,960
9,200		Nuveen Investments, Inc.	569,848
400		Student Loan Corp.	72,128
			3,953,881
		Energy — Alternate Sources: 2.1%
14,000	@	Covanta Holding Corp.	343,140
4,000	@	Sunpower Corp.	331,280
			674,420
		Entertainment: 2.6%
5,000	@	Penn National Gaming, Inc.	295,100
13,700	@	Scientific Games Corp.	515,120
			810,220
		Environmental Control: 1.8%
10,000	@	Stericycle, Inc.	571,600
			571,600
		Food: 1.9%
12,000		Whole Foods Market, Inc.	587,520
			587,520
		Gas: 1.8%
18,500		Southern Union Co.	575,535
			575,535
		Healthcare — Products: 5.6%
8,600		Densply International, Inc.	358,104
8,000	@	Edwards Lifesciences Corp.	394,480
6,700	@	Henry Schein, Inc.	407,628
4,200	@	Idexx Laboratories, Inc.	460,278
4,000	@	Varian Medical Systems, Inc.	167,560
			1,788,050

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services: 7.1%
11,900		Brookdale Senior Living, Inc.	$473,739
14,000	@	Community Health Systems, Inc.	440,160
6,300	@, W	Covance, Inc.	490,770
1,800	@	Laboratory Corp. of America Holdings	140,814
8,000		Manor Care, Inc.	515,200
2,000	@	WellCare Health Plans, Inc.	210,860
			2,271,543
		Home Builders: 0.3%
4,000	@	Toll Brothers, Inc.	79,960
			79,960
		Insurance: 5.9%
11,000	@, @@	Arch Capital Group Ltd.	818,510
9,000		Assurant, Inc.	481,500
17,000		Brown & Brown, Inc.	447,100
4,000		HCC Insurance Holdings, Inc.	114,560
			1,861,670
		Internet: 2.5%
11,500	@	Checkfree Corp.	535,210
3,000	@	Equinix, Inc.	266,070
			801,280
		Lodging: 6.7%
9,500		Boyd Gaming Corp.	407,075
8,700		Choice Hotels International, Inc.	327,729
3,000	@	Las Vegas Sands Corp.	400,260
6,400	@	Wynn Resorts Ltd.	1,008,384
			2,143,448
		Office Property: 1.4%
8,500		Douglas Emmett, Inc.	210,205
2,000		SL Green Realty Corp.	233,540
			443,745
		Oil & Gas: 4.0%
6,100		Helmerich & Payne, Inc.	200,263
4,949	@, @@	Petroplus Holdings AG	440,461
8,300		Range Resources Corp.	337,478
4,500		XTO Energy, Inc.	278,280
			1,256,482
		Oil & Gas Services: 1.1%
3,500	@	SEACOR Holdings, Inc.	332,850
			332,850
		Pharmaceuticals: 1.6%
12,000	@	VCA Antech, Inc.	501,000
			501,000
		Real Estate: 3.0%
21,700	@	CB Richard Ellis Group, Inc.	604,128
6,500		Forest City Enterprises, Inc.	358,540
			962,668
		Retail: 9.6%
15,500	@	Carmax, Inc.	315,115
13,900	@	Cheesecake Factory	326,233
14,000	@	Copart, Inc.	481,460
6,000	@	Dick’s Sporting Goods, Inc.	402,900
7,000	@	J Crew Group, Inc.	290,500
8,000		MSC Industrial Direct Co.	404,720
7,500	@	O’Reilly Automotive, Inc.	250,575
11,000		Tiffany & Co.	575,850
			3,047,353
		Software: 0.7%
8,200		SEI Investments Co.	223,696
			223,696
		Telecommunications: 1.3%
12,000	@	SBA Communications Corp.	423,360
			423,360
		Transportation: 3.1%
10,200		CH Robinson Worldwide, Inc.	553,758
8,900		Expeditors International Washington, Inc.	420,970
			974,728

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
	Total Investments in Securities
	(Cost $26,715,539)	94.6%	$30,076,012
	Other Assets and Liabilities — Net	5.4	1,722,027
	Net Assets	100.0%	$31,798,039

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
W	When-issued or delayed delivery security
*	Cost for federal income tax purposes is $26,719,378.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,078,591
	Gross Unrealized Depreciation	(721,957)
	Net Unrealized Appreciation	$3,356,634

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 92.1%
		Airlines: 0.7%
150,000	@	Allegiant Travel Co.	$4,548,000
			4,548,000
		Apparel: 1.3%
350,000	@	Carter’s, Inc.	6,982,500
10,000		Polo Ralph Lauren Corp.	777,500
			7,760,000
		Banks: 4.9%
80,000		Cathay General Bancorp.	2,576,800
190,000		Center Financial Corp.	2,642,900
120,000		Central Pacific Financial Corp.	3,504,000
75,000		Frontier Financial Corp.	1,749,750
100,000		Glacier Bancorp., Inc.	2,252,000
150,000	@	SVB Financial Group	7,104,000
299,990		UCBH Holdings, Inc.	5,243,825
145,000	@	Virginia Commerce Bancorp.	2,079,300
140,500	@	Western Alliance Bancorp.	3,311,585
			30,464,160
		Beverages: 0.9%
200,000	@	Peet’s Coffee & Tea, Inc.	5,582,000
			5,582,000
		Biotechnology: 0.3%
32,000	@	Charles River Laboratories International, Inc.	1,796,800
			1,796,800
		Building Materials: 1.0%
180,000		Eagle Materials, Inc.	6,433,200
			6,433,200
		Chemicals: 0.5%
350,000	@	Symyx Technologies	3,041,500
			3,041,500
		Commercial Services: 9.5%
125,000		Chemed Corp.	7,770,000
47,100	@, W	ChoicePoint, Inc.	1,786,032
120,000	@	CoStar Group, Inc.	6,414,000
325,000		DeVry, Inc.	12,028,249
225,000	@	Gartner, Inc.	5,503,500
150,000		Macquarie Infrastructure Co. Trust	5,788,500
100,000	@	Morningstar, Inc.	6,140,000
150,000	@	PRA International	4,410,000
100,000	@	Senomyx, Inc.	1,225,000
80,000	@, @@	Steiner Leisure Ltd.	3,472,000
25,000		Strayer Education, Inc.	4,215,750
			58,753,031
		Distribution/Wholesale: 0.9%
163,100	@	LKQ Corp.	5,677,511
			5,677,511
		Diversified: 0.8%
125,000		Digital Realty Trust, Inc.	4,923,750
			4,923,750
		Diversified Financial Services: 8.4%
300,000		Cohen & Steers, Inc.	11,109,000
99,600		Evercore Partners, Inc.	2,618,484
225,000	@	FCStone Group, Inc.	7,260,750
62,457		GAMCO Investors, Inc.	3,422,644
80,000		International Securities Exchange, Inc.	5,317,600
250,000		Jefferies Group, Inc.	6,957,500
84,124		Merrill Lynch & Co., Inc.	5,996,359
145,000		National Financial Partners Corp.	7,682,100
100,000	@	Thomas Weisel Partners Group, Inc.	1,451,000
			51,815,437
		Electric: 1.3%
160,000		ITC Holdings Corp.	7,928,000
			7,928,000
		Energy — Alternate Sources: 1.9%
142,308	@	Sunpower Corp.	11,785,949
			11,785,949
		Engineering & Construction: 1.1%
200,000	@	Aecom Technology Corp.	6,986,000
			6,986,000
		Entertainment: 3.6%
75,000	@	Great Wolf Resorts, Inc.	927,000
225,000	@	Isle of Capri Casinos, Inc.	4,376,250
50,000	@	Penn National Gaming, Inc.	2,951,000
200,000	@	Pinnacle Entertainment, Inc.	5,446,000

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Entertainment (continued)
150,000	@	Scientific Games Corp.	$5,640,000
45,000	@	Vail Resorts, Inc.	2,803,050
			22,143,300
		Food: 1.4%
150,000	@	Ralcorp Holdings, Inc.	8,373,000
			8,373,000
		Gas: 0.4%
88,198		Southern Union Co.	2,743,840
			2,743,840
		Healthcare — Products: 3.3%
100,000	@	Edwards Lifesciences Corp.	4,931,000
75,000	@	Gen-Probe, Inc.	4,993,500
35,000	@	Intuitive Surgical, Inc.	8,050,000
115,000	@	PSS World Medical, Inc.	2,199,950
			20,174,450
		Healthcare — Services: 7.4%
235,000	@	AMERIGROUP Corp.	8,102,800
175,000	@	Centene Corp.	3,764,250
80,000	@	Community Health Systems, Inc.	2,515,200
100,000	@	Healthways, Inc.	5,397,000
35,000		Manor Care, Inc.	2,254,000
110,000	@	Nighthawk Radiology Holdings, Inc.	2,696,100
90,000	@	Odyssey HealthCare, Inc.	864,900
150,000	@	Skilled Healthcare Group, Inc.	2,362,500
140,000	@	Sun Healthcare Group, Inc.	2,339,400
150,000	@	WellCare Health Plans, Inc.	15,814,500
			46,110,650
		Home Builders: 0.4%
108,500		Brookfield Homes Corp.	2,012,675
40,000	@	Hovnanian Enterprises, Inc.	443,600
50,000		Standard-Pacific Corp.	274,500
			2,730,775
		Household Products/Wares: 1.0%
125,000		Church & Dwight Co., Inc.	5,880,000
			5,880,000
		Insurance: 0.8%
65,000	@, @@	Arch Capital Group Ltd.	4,836,650
10,000		Brown & Brown, Inc.	263,000
			5,099,650
		Internet: 4.4%
80,000	@	Blue Nile, Inc.	7,529,600
50,000	@	Checkfree Corp.	2,327,000
350,000	@	Emdeon Corp.	4,959,500
120,000	@	Equinix, Inc.	10,642,800
87,894	@	NetFlix, Inc.	1,821,164
			27,280,064
		Lodging: 6.4%
267,600		Ameristar Casinos, Inc.	7,519,560
225,000		Choice Hotels International, Inc.	8,475,750
150,000	@, W	Gaylord Entertainment Co.	7,983,000
45,000		Station Casinos, Inc.	3,936,600
75,000	@	Wynn Resorts Ltd.	11,817,000
			39,731,910
		Media: 1.1%
75,000	@, @@	Central European Media Enterprises Ltd.	6,878,250
			6,878,250
		Miscellaneous Manufacturing: 0.6%
155,000		American Railcar Industries, Inc.	3,413,100
			3,413,100
		Mortgage: 0.2%
169,897		CBRE Realty Finance, Inc.	1,002,392
			1,002,392
		Oil & Gas: 3.4%
35,000	@	Carrizo Oil & Gas, Inc.	1,570,100
215,000	@	Encore Acquisition Co.	6,804,750
200,000	@	EXCO Resources, Inc.	3,308,000
175,000		Helmerich & Payne, Inc.	5,745,250
45,000		Range Resources Corp.	1,829,700
45,000	@	Whiting Petroleum Corp.	2,000,250
			21,258,050
		Oil & Gas Services: 4.6%
80,000	@, @@	Core Laboratories NV	10,191,200
160,000	@	Dresser-Rand Group, Inc.	6,833,600
160,000	@	FMC Technologies, Inc.	9,225,600
25,000	@	SEACOR Holdings, Inc.	2,377,500
			28,627,900
		Real Estate: 1.2%
240,000	@	CB Richard Ellis Group, Inc.	6,681,600
75,000	@	HFF, Inc.	890,250
			7,571,850

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail: 14.5%
85,000	@	Cabela’s, Inc.	$2,010,250
247,500	@	California Pizza Kitchen, Inc.	4,348,575
200,000	@	Carmax, Inc.	4,066,000
220,000	@	Cheesecake Factory	5,163,400
60,000	@	Chipotle Mexican Grill, Inc.	7,087,800
200,000	@	Copart, Inc.	6,878,000
200,000	@	Dick’s Sporting Goods, Inc.	13,430,000
128,500	@	DSW, Inc.	3,234,345
80,000	@	Guitar Center, Inc.	4,744,000
250,000	@	J Crew Group, Inc.	10,375,000
75,000	@	Panera Bread Co.	3,060,000
380,000		Penske Auto Group, Inc.	7,691,200
300,000	@	Select Comfort Corp.	4,185,000
100,000	@	Texas Roadhouse, Inc.	1,170,000
70,000	@	Tractor Supply Co.	3,226,300
150,000	@	Under Armour, Inc.	8,973,000
			89,642,870
		Shopping Centers: 0.5%
125,000		Acadia Realty Trust	3,391,250
			3,391,250
		Single Tenant: 0.9%
14,300	@	Alexander’s, Inc.	5,512,650
			5,512,650
		Software: 0.5%
125,000	@	Allscripts Healthcare Solutions, Inc.	3,378,750
			3,378,750
		Telecommunications: 0.5%
90,000	@	SBA Communications Corp.	3,175,200
			3,175,200
		Transportation: 1.5%
225,000	@	Genesee & Wyoming, Inc.	6,489,000
60,000		Landstar System, Inc.	2,518,200
			9,007,200
		Total Common Stock
		(Cost $419,134,121)	570,622,439

Principal Amount				Value
SHORT-TERM INVESTMENTS: 7.5%
		U.S. Government Agency Obligations: 7.5%
$46,632,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$46,627,078
		Total Short-Term Investments
		(Cost $46,627,078)		46,627,078
		Total Investments in Securities
		(Cost $465,761,199)	99.6%	$617,249,517
		Other Assets and Liabilities — Net	0.4	2,320,173
		Net Assets	100.0%	$619,569,690

@	Non-income producing security
@@	Foreign Issuer
W	When-issued or delayed delivery security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $466,040,219.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$176,537,217
	Gross Unrealized Depreciation	(25,327,919)
	Net Unrealized Appreciation	$151,209,298

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.2%
		Aerospace/Defense: 4.8%
54,000	@	AAR Corp.	$1,638,360
38,000	@	BE Aerospace, Inc.	1,578,140
29,500		DRS Technologies, Inc.	1,626,040
29,700		EDO Corp.	1,663,497
33,000	@	Esterline Technologies Corp.	1,882,650
			8,388,687
		Agriculture: 0.7%
24,800		Universal Corp.	1,213,960
			1,213,960
		Airlines: 0.7%
53,000	@	Alaska Air Group, Inc.	1,223,770
			1,223,770
		Apartments: 1.0%
36,000		Mid-America Apartment Communities, Inc.	1,794,600
			1,794,600
		Apparel: 1.0%
44,000	@	Warnaco Group, Inc.	1,719,080
			1,719,080
		Auto Parts & Equipment: 1.7%
62,000		Cooper Tire & Rubber Co.	1,512,800
45,000	@	Tenneco, Inc.	1,395,450
			2,908,250
		Banks: 10.5%
77,000		AmericanWest Bancorp.	1,509,970
71,000		Bancorpsouth, Inc.	1,725,300
78,000		Colonial BancGroup, Inc.	1,686,360
49,000		Community Bank System, Inc.	956,480
37,000		First Midwest Bancorp., Inc.	1,263,920
55,000		First State Bancorp.	1,080,200
53,600		Frontier Financial Corp.	1,250,488
60,000		Independent Bank Corp.	1,782,000
45,000		Pacific Capital Bancorp.	1,183,500
48,000		Prosperity Bancshares, Inc.	1,591,680
27,000	@	SVB Financial Group	1,278,720
77,000		UCBH Holdings, Inc.	1,345,960
83,000		Umpqua Holdings Corp.	1,660,830
			18,315,408
		Building Materials: 2.2%
91,000		Comfort Systems USA, Inc.	1,292,200
81,000		LSI Industries, Inc.	1,662,120
125,000	@	US Concrete, Inc.	823,750
			3,778,070
		Chemicals: 2.2%
80,600		Olin Corp.	1,803,828
57,000	@	Rockwood Holdings, Inc.	2,042,310
			3,846,138
		Commercial Services: 7.3%
58,000		ABM Industries, Inc.	1,158,840
78,000		Bowne & Co., Inc.	1,299,480
95,000	@	CBIZ, Inc.	755,250
27,000	@	Consolidated Graphics, Inc.	1,695,330
64,000	@	Cornell Cos., Inc.	1,507,200
29,500		Deluxe Corp.	1,086,780
31,000	@	FTI Consulting, Inc.	1,559,610
30,000	@	Integrated Electrical Services, Inc.	768,300
152,000		Stewart Enterprises, Inc.	1,158,240
38,000		Watson Wyatt Worldwide, Inc.	1,707,720
			12,696,750
		Computers: 2.6%
140,000	@	Brocade Communications Systems, Inc.	1,198,400
47,000	@	Electronics for Imaging	1,262,420
60,000	@	Mentor Graphics Corp.	906,000
29,500		MTS Systems Corp.	1,227,200
			4,594,020
		Cosmetics/Personal Care: 1.5%
20,500	@	Chattem, Inc.	1,445,660
46,000		Inter Parfums, Inc.	1,088,820
			2,534,480
		Distribution/Wholesale: 1.0%
47,000		Owens & Minor, Inc.	1,790,230
			1,790,230
		Diversified: 1.0%
44,000		Digital Realty Trust, Inc.	1,733,160
			1,733,160

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 2.7%
13,800	@	Affiliated Managers Group, Inc.	$1,759,638
32,000	@@	Lazard Ltd.	1,356,800
30,000		National Financial Partners Corp.	1,589,400
			4,705,838
		Electric: 0.8%
27,000		Integrys Energy Group, Inc.	1,383,210
			1,383,210
		Electronics: 3.2%
55,500	@	Benchmark Electronics, Inc.	1,324,785
59,500	@	Electro Scientific Industries, Inc.	1,425,620
20,500	@	Rofin-Sinar Technologies, Inc.	1,439,305
99,000		X-Rite, Inc.	1,429,560
			5,619,270
		Energy — Alternate Sources: 0.9%
33,500	@, @@	JA Solar Holdings Co., Ltd. ADR	1,505,825
			1,505,825
		Engineering & Construction: 0.8%
15,500	@	Washington Group International, Inc.	1,361,055
			1,361,055
		Entertainment: 2.9%
59,000	@	Bally Technologies, Inc.	2,090,370
75,000		Carmike Cinemas, Inc.	1,377,750
83,346	@	Cinemark Holdings, Inc.	1,546,902
			5,015,022
		Food: 0.9%
21,292	@	Performance Food Group Co.	641,528
22,000		Sanderson Farms, Inc.	916,740
			1,558,268
		Forest Products & Paper: 1.2%
53,000		Rock-Tenn Co.	1,531,700
25,000		Schweitzer-Mauduit International, Inc.	582,500
			2,114,200
		Gas: 1.7%
54,000		Atmos Energy Corp.	1,529,280
30,000		New Jersey Resources Corp.	1,487,700
			3,016,980
		Health Care: 1.9%
70,000		LTC Properties, Inc.	1,656,900
110,000		Omega Healthcare Investors, Inc.	1,708,300
			3,365,200
		Healthcare — Products: 2.3%
27,000		Datascope Corp.	912,870
45,000		Invacare Corp.	1,052,100
84,000	@	Medical Action Industries, Inc.	1,987,440
			3,952,410
		Healthcare — Services: 1.5%
52,000	@	Kindred Healthcare, Inc.	931,320
41,000	@	Magellan Health Services, Inc.	1,663,780
			2,595,100
		Hotels: 1.5%
60,000		Equity Inns, Inc.	1,354,800
28,000		LaSalle Hotel Properties	1,178,240
			2,533,040
		Household Products/Wares: 1.7%
70,000	@, @@	Helen of Troy Ltd.	1,351,700
52,000		Tupperware Corp.	1,637,480
			2,989,180
		Insurance: 5.6%
29,936	@, @@	Argo Group International Holdings Ltd.	1,302,515
61,500	@@	Aspen Insurance Holdings Ltd.	1,716,465
52,000	@@	Assured Guaranty Ltd.	1,412,840
38,000		Delphi Financial Group	1,535,960
19,000		NYMAGIC, Inc.	528,390
49,000	@@	Platinum Underwriters Holdings Ltd.	1,762,040
34,000		Zenith National Insurance Corp.	1,526,260
			9,784,470
		Internet: 1.1%
170,000	@	Ariba, Inc.	1,832,600
			1,832,600
		Investment Companies: 0.3%
27,625		Apollo Investment Corp.	574,600
			574,600
		Iron/Steel: 1.2%
12,000		Carpenter Technology Corp.	1,560,120
17,000		Ryerson, Inc.	573,580
			2,133,700
		Leisure Time: 0.7%
79,000		Callaway Golf Co.	1,264,790
			1,264,790

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Machinery — Diversified: 2.8%
42,000	@	AGCO Corp.	$2,132,340
40,500	@	Gardner Denver, Inc.	1,579,500
100,000	@	Gerber Scientific, Inc.	1,085,000
			4,796,840
		Media: 0.8%
90,000		World Wrestling Entertainment, Inc.	1,357,200
			1,357,200
		Mining: 0.9%
46,000		Amcol International Corp.	1,522,140
			1,522,140
		Miscellaneous Manufacturing: 2.1%
29,000		Actuant Corp.	1,884,130
57,000		Barnes Group, Inc.	1,819,440
			3,703,570
		Office Property: 1.0%
18,525		Alexandria Real Estate Equities, Inc.	1,783,217
			1,783,217
		Oil & Gas: 0.9%
95,000	@	EXCO Resources, Inc.	1,571,300
			1,571,300
		Oil & Gas Services: 2.8%
39,500	@	Dresser-Rand Group, Inc.	1,687,045
16,000	@	Exterran Holdings, Inc.	1,285,440
40,000	@	Oil States International, Inc.	1,932,000
			4,904,485
		Packaging & Containers: 0.7%
56,500	@	Crown Holdings, Inc.	1,285,940
			1,285,940
		Pharmaceuticals: 0.6%
65,000	@	PharMerica Corp.	969,800
			969,800
		Retail: 4.9%
230,000	@	Blockbuster, Inc.	1,235,100
84,000		Brown Shoe Co., Inc.	1,629,600
36,000	@	Insight Enterprises, Inc.	929,160
80,000	@	Morton’s Restaurant Group, Inc.	1,272,000
58,900		Nu Skin Enterprises, Inc.	951,824
79,000	@	Pacific Sunwear of California	1,169,200
59,000		Sonic Automotive, Inc.	1,412,460
			8,599,344
		Savings & Loans: 0.7%
80,000		First Niagara Financial Group, Inc.	1,132,000
			1,132,000
		Semiconductors: 2.8%
49,000	@	Cypress Semiconductor Corp.	1,431,290
78,000	@	IXYS Corp.	813,540
150,000	@	Skyworks Solutions, Inc.	1,356,000
90,000	@	Ultra Clean Holdings	1,323,000
			4,923,830
		Shopping Centers: 0.8%
35,000		Tanger Factory Outlet Centers, Inc.	1,420,650
			1,420,650
		Software: 0.7%
130,000	@	Lawson Software, Inc.	1,301,300
			1,301,300
		Telecommunications: 1.6%
300,000	@	Cincinnati Bell, Inc.	1,482,000
220,000	@	Powerwave Technologies, Inc.	1,355,200
			2,837,200
		Textiles: 0.5%
24,000		Unifirst Corp.	899,040
			899,040
		Transportation: 1.8%
59,500	@@	Arlington Tankers Ltd.	1,465,485
63,300		Eagle Bulk Shipping, Inc.	1,629,342
			3,094,827
		Trucking & Leasing: 0.7%
29,000		GATX Corp.	1,239,750
			1,239,750
		Total Common Stock
		(Cost $162,192,597)	171,183,794

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.7%
		U.S. Government Agency Obligations: 1.7%
$3,008,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07	$3,007,682
		Total Short-Term Investments
		(Cost $3,007,682)	3,007,682

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	U.S. Government Agency Obligations (continued)
	Total Investments in Securities
	(Cost $165,200,279)	99.9%	$174,191,476
	Other Assets and Liabilities — Net	0.1	99,687
	Net Assets	100.0%	$174,291,163

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $165,367,832.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$16,032,844
	Gross Unrealized Depreciation	(7,209,200)
	Net Unrealized Appreciation	$8,823,644

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.7%
		Advertising: 0.2%
10,700	@@	WPP Group PLC ADR	$722,250
			722,250
		Agriculture: 3.6%
155,900		Altria Group, Inc.	10,839,727
			10,839,727
		Banks: 9.6%
125,500		Bank of New York Mellon Corp.	5,539,570
67,000		Commerce Bancorp., Inc.	2,598,260
421,548	@@	HSBC Holdings PLC	7,784,931
12,300		State Street Corp.	838,368
107,890		Wachovia Corp.	5,410,684
199,800		Wells Fargo & Co.	7,116,876
			29,288,689
		Beverages: 2.3%
47,400	@@	Diageo PLC ADR	4,158,402
47,800	@@	Heineken Holding NV	2,742,026
			6,900,428
		Building Materials: 1.0%
22,300		Martin Marietta Materials, Inc.	2,978,165
			2,978,165
		Coal: 0.8%
875,500	@, @@	China Coal Energy Co. - Shares H	2,594,934
			2,594,934
		Commercial Services: 3.4%
291,010	@@	COSCO Pacific Ltd.	918,021
137,900		H&R Block, Inc.	2,920,722
120,900	@	Iron Mountain, Inc.	3,685,032
54,600		Moody’s Corp.	2,751,840
			10,275,615
		Computers: 1.8%
120,700	@	Dell, Inc.	3,331,320
41,200		Hewlett-Packard Co.	2,051,348
			5,382,668
		Cosmetics/Personal Care: 1.7%
32,600		Avon Products, Inc.	1,223,478
54,500		Procter & Gamble Co.	3,833,530
			5,057,008
		Diversified Financial Services: 11.5%
233,200		American Express Co.	13,845,084
52,330		Ameriprise Financial, Inc.	3,302,546
118,800		Citigroup, Inc.	5,544,396
17,800	@	Discover Financial Services	370,240
57,500	@	E*Trade Financial Corp.	750,950
209,600		JPMorgan Chase & Co.	9,603,872
23,400		Morgan Stanley	1,474,200
			34,891,288
		Electronics: 1.4%
39,600	@	Agilent Technologies, Inc.	1,460,448
80,975		Tyco Electronics Ltd.	2,868,944
			4,329,392
		Food: 0.5%
33,600		Hershey Co.	1,559,376
			1,559,376
		Food Service: 0.0%
5,486	X	FHC Delaware, Inc.	55
			55
		Forest Products & Paper: 0.2%
25,300	@, @@	Sino-Forest Corp.	571,803
			571,803
		Healthcare — Products: 1.1%
81,375	@, @@	Covidien Ltd.	3,377,063
			3,377,063
		Healthcare — Services: 1.1%
67,900		UnitedHealth Group, Inc.	3,288,397
			3,288,397
		Holding Companies — Diversified: 0.9%
438,928	@@	China Merchants Holdings International Co., Ltd.	2,717,066
			2,717,066
		Housewares: 0.2%
7,600	@@	Hunter Douglas NV	680,153
			680,153
		Insurance: 14.9%
19,700		AMBAC Financial Group, Inc.	1,239,327

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
180,300		American International Group, Inc.	$12,197,295
52,000		AON Corp.	2,330,120
67	@	Berkshire Hathaway, Inc. - Class A	7,940,170
79	@	Berkshire Hathaway, Inc. - Class B	312,208
19,730		Chubb Corp.	1,058,317
3,700	@@	Everest Re Group Ltd.	407,888
139,300		Loews Corp.	6,735,155
535	@	Markel Corp.	258,940
63,400	@@	Millea Holdings, Inc.	2,539,552
156,100	@@	Nipponkoa Insurance Co., Ltd.	1,353,071
15,800		Principal Financial Group, Inc.	996,822
246,500		Progressive Corp.	4,784,565
9,400	@@	Sun Life Financial, Inc.	493,030
38,470		Transatlantic Holdings, Inc.	2,705,595
			45,352,055
		Internet: 2.1%
31,700	@	Amazon.com, Inc.	2,952,855
14,700	@	Expedia, Inc.	468,636
4,170	@	Google, Inc. - Class A	2,365,516
37,500	@	Liberty Media Corp. - Interactive - Class A	720,375
			6,507,382
		Leisure Time: 0.8%
51,300		Harley-Davidson, Inc.	2,370,573
			2,370,573
		Media: 4.9%
262,450	@	Comcast Corp. - Special Class A	6,288,302
9,700		Gannett Co., Inc.	423,890
30,100	@@	Lagardere SCA	2,563,812
7,640	@	Liberty Media Corp. - Capital Shares A	953,701
211,400		News Corp. - Class A	4,648,686
			14,878,391
		Mining: 1.5%
29,300	@@	BHP Billiton PLC	1,048,184
12,500	@@	Rio Tinto PLC	1,075,833
26,900		Vulcan Materials Co.	2,398,135
			4,522,152
		Miscellaneous Manufacturing: 1.2%
82,275	@@	Tyco International Ltd.	3,648,074
			3,648,074
		Oil & Gas: 12.9%
57,800	@@	Canadian Natural Resources Ltd.	4,378,350
160,000		ConocoPhillips	14,043,200
89,200		Devon Energy Corp.	7,421,440
71,200		EOG Resources, Inc.	5,149,896
83,750		Occidental Petroleum Corp.	5,366,700
26,900	@	Transocean, Inc.	3,041,045
			39,400,631
		Packaging & Containers: 1.4%
169,000		Sealed Air Corp.	4,319,640
			4,319,640
		Pharmaceuticals: 1.3%
31,000		Cardinal Health, Inc.	1,938,430
37,800	@	Express Scripts, Inc.	2,109,996
			4,048,426
		Real Estate: 0.3%
187,000	@@	Hang Lung Group Ltd.	1,062,390
			1,062,390
		Retail: 7.8%
60,200	@	Bed Bath & Beyond, Inc.	2,054,024
73,500	@	Carmax, Inc.	1,494,255
167,800		Costco Wholesale Corp.	10,297,886
104,927		CVS Caremark Corp.	4,158,257
40,600		Lowe’s Cos., Inc.	1,137,612
7,500	@	Sears Holding Corp.	954,000
81,920		Wal-Mart Stores, Inc.	3,575,808
			23,671,842
		Semiconductors: 0.3%
27,400		Texas Instruments, Inc.	1,002,566
			1,002,566
		Software: 1.9%
193,810		Microsoft Corp.	5,709,643
			5,709,643
		Telecommunications: 1.7%
50,500	@@	SK Telecom Co., Ltd. ADR	1,499,850
142,100		Sprint Nextel Corp.	2,699,900
47,056		Virgin Media, Inc.	1,142,049
			5,341,799
		Transportation: 1.4%
28,700	@, @@	Asciano Group	228,439
310,000	@@	China Shipping Development Co., Ltd.	1,000,563
11,900	@@	Kuehne & Nagel International AG	1,171,819

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
39,700	@@	Toll Holdings Ltd.		$460,599
17,540		United Parcel Service, Inc. - Class B		1,317,254
				4,178,674
		Total Common Stock
		(Cost $261,233,291)		291,468,315

Principal Amount				Value
SHORT-TERM INVESTMENTS: 4.2%
		Commercial Paper: 4.2%
$12,730,000		Societe Generale, 5.050%, due 10/01/07		$12,728,214
		Total Short-Term Investments
		(Cost $12,728,214)		12,728,214

		Total Investments in Securities
		(Cost $273,961,505)	99.9%	$304,196,529
		Other Assets and Liabilities — Net	0.1	172,023
		Net Assets	100.0%	$304,368,552

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $274,022,059.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$37,039,415
	Gross Unrealized Depreciation	(6,864,945)
	Net Unrealized Appreciation	$30,174,470

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
10,453,896	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Shares		$373,622,231
	Total Investments in Securities
	(Cost $330,398,756)*	100.0%	$373,622,231
	Other Assets and Liabilities — Net	(0.0)	(148,730)
	Net Assets	100.0%	$373,473,501
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$43,223,475
	Gross Unrealized Depreciation		—
	Net Unrealized Appreciation		$43,223,475

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
1,941,117	Fidelity® VIP Equity-Income Fund - Service Class 2 Shares		$54,098,931
	Total Investments in Securities
	(Cost $50,322,945)*	99.9%	$54,098,931
	Other Assets and Liabilities — Net	0.1	76,651
	Net Assets	100.0%	$54,175,582
*	Cost for federal income tax purposes is $50,322,948.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$3,775,983
	Gross Unrealized Depreciation		—
	Net Unrealized Appreciation		$3,775,983

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 99.5%
736,570	Fideility® VIP Growth Fund - Service Class 2 shares		$32,364,896
	Total Investments in Securities
	(Cost $26,561,469)*	99.5%	$32,364,896
	Other Assets and Liabilities — Net	0.5	156,517
	Net Assets	100.0%	$32,521,413
*	Cost for federal income tax purposes is $26,563,738.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$5,801,158
	Gross Unrealized Depreciation		—
	Net Unrealized Appreciation		$5,801,158

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,055,857	Fidelity® VIP MidCap Fund - Service Class 2 Shares		$75,100,448
	Total Investments in Securities
	(Cost $68,675,305)*	100.1%	$75,100,448
	Other Assets and Liabilities — Net	(0.1)	(100,689)
	Net Assets	100.0%	$74,999,759
*	Cost for federal income tax purposes is $68,679,959.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$6,420,489
	Gross Unrealized Depreciation		—
	Net Unrealized Appreciation		$6,420,489

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Aerospace/Defense: 0.5%
11,700	@	BE Aerospace, Inc.	$485,901
			485,901
		Agriculture: 2.2%
27,138		Altria Group, Inc.	1,886,905
			1,886,905
		Apparel: 1.0%
25,000		Liz Claiborne, Inc.	858,250
			858,250
		Banks: 3.1%
33,935		Bank of America Corp.	1,705,912
30,300		US Bancorp.	985,659
			2,691,571
		Beverages: 0.9%
20,100	@@	Fomento Economico Mexicano SA de CV ADR	751,740
			751,740
		Chemicals: 1.2%
10,600		Air Products & Chemicals, Inc.	1,036,256
			1,036,256
		Commercial Services: 0.1%
5,151	@	Quanta Services, Inc.	136,244
			136,244
		Computers: 3.0%
5,200	@	Apple, Inc.	798,408
39,800	@	Dell, Inc.	1,098,480
15,200		Hewlett-Packard Co.	756,808
2,600	X	Seagate Technology, Inc. - Escrow	—
			2,653,696
		Cosmetics/Personal Care: 2.1%
25,896		Procter & Gamble Co.	1,821,525
			1,821,525
		Diversified Financial Services: 7.0%
81,100	@@	Amvescap PLC	1,095,576
7,900		Bear Stearns Cos., Inc.	970,199
35,776		Citigroup, Inc.	1,669,666
35,800		JPMorgan Chase & Co.	1,640,356
16,700	@@	Lazard Ltd.	708,080
			6,083,877
		Electric: 3.4%
12,300		Exelon Corp.	926,928
16,000	@	Mirant Corp.	650,880
16,200	@	NRG Energy, Inc.	685,098
19,800		NSTAR	689,238
			2,952,144
		Engineering & Construction: 1.6%
10,600	@	Foster Wheeler Ltd.	1,391,568
			1,391,568
		Environmental Control: 1.2%
29,000		Waste Management, Inc.	1,094,460
			1,094,460
		Food: 1.5%
37,708		Kraft Foods, Inc.	1,301,303
			1,301,303
		Healthcare - Products: 3.0%
25,810		Johnson & Johnson	1,695,717
21,200	@	St. Jude Medical, Inc.	934,284
			2,630,001
		Healthcare - Services: 1.7%
19,500	@, W	Covance, Inc.	1,519,050
			1,519,050
		Housewares: 0.7%
11,200		Toro Co.	658,896
			658,896
		Insurance: 6.3%
19,000		American International Group, Inc.	1,285,350
14,155		Assurant, Inc.	757,293
13,700		MBIA, Inc.	836,385
18,700		Principal Financial Group, Inc.	1,179,783
20,200		Protective Life Corp.	857,288
21,000		WR Berkley Corp.	622,230
			5,538,329
		Internet: 2.2%
3,400	@	Google, Inc. - Class A	1,928,718
			1,928,718

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Investment Companies: 0.9%
39,613	@@	KKR Private Equity Investors LP	$772,454
			772,454
		Iron/Steel: 1.4%
11,000		Allegheny Technologies, Inc.	1,209,450
			1,209,450
		Media: 2.6%
24,900	@	Comcast Corp. - Class A	602,082
55,100		News Corp. - Class A	1,211,649
12,500		Walt Disney Co.	429,875
			2,243,606
		Metal Fabricate/Hardware: 1.1%
6,600		Precision Castparts Corp.	976,668
			976,668
		Mining: 1.1%
24,300		Alcoa, Inc.	950,616
			950,616
		Miscellaneous Manufacturing: 5.0%
20,200		Cooper Industries Ltd.	1,032,018
48,005		General Electric Co.	1,987,407
20,346		Roper Industries, Inc.	1,332,663
			4,352,088
		Oil & Gas: 9.0%
10,000		ConocoPhillips	877,700
50,115		ExxonMobil Corp.	4,638,644
6,400		GlobalSantaFe Corp.	486,528
6,200		Valero Energy Corp.	416,516
22,700		XTO Energy, Inc.	1,403,768
			7,823,156
		Oil & Gas Services: 2.1%
17,102		Schlumberger Ltd.	1,795,710
			1,795,710
		Pharmaceuticals: 4.9%
16,100		Abbott Laboratories	863,282
21,300	@	Hospira, Inc.	882,885
32,300		Merck & Co., Inc.	1,669,587
25,400		Omnicare, Inc.	841,502
			4,257,256
		Retail: 6.4%
22,900	@	Aeropostale, Inc.	436,474
61,500		CVS Caremark Corp.	2,437,245
18,100		Home Depot, Inc.	587,164
14,000	@	Kohl’s Corp.	802,620
8,500		McDonald’s Corp.	462,995
6,800		Target Corp.	432,276
9,900		Wal-Mart Stores, Inc.	432,135
			5,590,909
		Semiconductors: 5.2%
84,800		Intel Corp.	2,192,928
46,100		Maxim Integrated Products	1,353,035
99,518	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,007,122
			4,553,085
		Software: 4.8%
16,800	@	Adobe Systems, Inc.	733,488
17,300	@@	Infosys Technologies Ltd. ADR	837,147
32,379		Microsoft Corp.	953,885
75,500	@	Oracle Corp.	1,634,575
			4,159,095
		Telecommunications: 8.4%
60,400	@	Arris Group, Inc.	745,940
58,900		AT&T, Inc.	2,492,059
32,200	@	Cisco Systems, Inc.	1,066,142
12,500	@	CommScope, Inc.	628,000
33,200		Qualcomm, Inc.	1,403,032
60,300	@	Qwest Communications International, Inc.	552,348
10,200		Verizon Communications, Inc.	451,656
			7,339,177
		Total Common Stock
		(Cost $75,133,599)	83,443,704
SHORT-TERM INVESTMENTS: 3.8%
		Mutual Fund: 3.6%
3,150,000	**, S	ING Institutional Prime Money Market Fund	3,150,000
		Total Mutual Fund
		(Cost $3,150,000)	3,150,000

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.2%
$117,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.901%, due 10/01/07, $117,048 to be received upon repurchase (Collateralized by $120,000 Federal National Mortgage Association, Discount Note, Market Value $119,580, due 10/26/07)		$117,000
	Total Repurchase Agreement
	(Cost $117,000)		117,000
	Total Short-Term Investments
	(Cost $3,267,000)		3,267,000
	Total Investments in Securities
	(Cost $78,400,599)	99.4%	$86,710,704
	Other Assets and Liabilities — Net	0.6	558,840
	Net Assets	100.0%	$87,269,544

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $78,760,106.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,394,336
	Gross Unrealized Depreciation	(1,443,738)
	Net Unrealized Appreciation	$7,950,598

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Fundamental Research Portfolio Open Futures Contracts on September 30, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	26	1,999,530	12/21/07	$28,046
				$28,046

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.1%
		Australia: 2.3%
397,009		BHP Billiton Ltd.	$15,502,491
			15,502,491
		Belgium: 1.5%
209,700		Dexia	6,349,031
129,325		Fortis	3,812,591
			10,161,622
		Brazil: 3.2%
410,144	L	Cia Vale do Rio Doce ADR	13,916,186
105,512	L	Petroleo Brasileiro SA ADR	7,966,156
			21,882,342
		Egypt: 0.2%
9,771		Orascom Construction Industries GDR	1,655,483
			1,655,483
		Finland: 1.9%
334,768		Nokia OYJ	12,702,239
			12,702,239
		France: 13.5%
76,550		Accor SA	6,791,497
300,378	L	AXA SA	13,452,183
98,376		BNP Paribas	10,765,814
65,029		Cie de Saint-Gobain	6,790,229
63,898	L	Imerys SA	5,822,451
51,923		Lafarge SA	8,047,174
37,700		Pernod-Ricard SA	8,200,515
81,958		Sanofi-Aventis	6,945,756
315,916	L	Total SA	25,599,603
			92,415,222
		Germany: 7.3%
30,747		BASF AG	4,265,493
141,840		Deutsche Post AG	4,114,589
55,400		E.ON AG	10,209,815
44,471		Linde AG	5,549,777
150,916		SAP AG	8,836,037
100,893		Siemens AG	13,813,479
118,937	@	Symrise	3,148,669
			49,937,859
		Greece: 0.4%
82,500		Piraeus Bank SA	2,942,010
			2,942,010
		Hong Kong: 1.6%
675,200		Esprit Holdings Ltd.	10,698,631
			10,698,631
		Ireland: 0.7%
246,161		Bank of Ireland - Dublin Exchange	4,582,502
			4,582,502
		Italy: 5.2%
505,241	L	ENI S.p.A.	18,657,343
1,078,600		Intesa Sanpaolo S.p.A.	8,315,568
966,750		UniCredito Italiano S.p.A.	8,276,131
			35,249,042
		Japan: 18.6%
154,900		Astellas Pharma, Inc.	7,402,567
624,000		Bank of Yokohama Ltd.	4,285,146
146,200		Canon, Inc.	7,933,601
113,300		Daikin Industries Ltd.	5,433,374
588		East Japan Railway Co.	4,635,622
28,100		Hirose Electric Co., Ltd.	3,405,749
199,800		Honda Motor Co., Ltd.	6,653,558
29,900		Komatsu Ltd.	996,747
400,600		Mitsubishi Corp.	12,616,901
820,000		Mitsubishi UFJ Financial Group, Inc.	7,160,232
224,000		Mitsui Fudosan Co., Ltd.	6,184,885
654		Mizuho Financial Group, Inc.	3,693,811
96,100		Nidec Corp.	6,699,596
503,000		Nissan Motor Co., Ltd.	5,018,535
102,400		Nitto Denko Corp.	4,742,199
183,700		Nomura Holdings, Inc.	3,056,051
109,600		Seven & I Holdings Co., Ltd.	2,808,515
91,000		Shin-Etsu Chemical Co., Ltd.	6,260,755
38,400		SMC Corp.	5,240,226
149,100		Sony Corp.	7,167,312
499,400		Sumitomo Corp.	9,591,529
807		Sumitomo Mitsui Financial Group, Inc.	6,260,872
			127,247,783

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Mexico: 0.5%
93,030		Fomento Economico Mexicano SA de CV ADR	$3,479,322
			3,479,322
		Netherlands: 2.6%
140,495		Koninklijke Philips Electronics NV	6,322,176
305,595		Reed Elsevier NV	5,810,158
194,089		Wolters Kluwer NV	5,749,099
			17,881,433
		South Korea: 0.5%
11,313	#	Samsung Electronics GDR	3,554,048
			3,554,048
		Spain: 1.3%
376,130	L	Banco Bilbao Vizcaya Argentaria SA	8,822,168
			8,822,168
		Sweden: 1.4%
2,453,780		Telefonaktiebolaget LM Ericsson	9,768,545
			9,768,545
		Switzerland: 12.3%
330,800		ABB Ltd.	8,677,746
101,519	L	Adecco SA	5,993,601
79,319		Holcim Ltd.	8,748,893
30,269		Nestle SA	13,569,308
193,026		Novartis AG	10,619,000
63,220		Roche Holding AG	11,447,377
244,832		UBS AG - Reg	13,154,252
39,711		Zurich Financial Services AG	11,904,352
			84,114,529
		Taiwan: 0.7%
484,434		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,902,472
			4,902,472
		United Kingdom: 23.4%
960,884		Barclays PLC	11,680,819
480,429		BG Group PLC	8,300,013
108,340		BHP Billiton PLC	3,875,778
151,451		British Land Co. PLC	3,623,748
425,387		Burberry Group PLC	5,696,805
366,505		Centrica PLC	2,848,274
498,357		GlaxoSmithKline PLC	13,217,945
1,153,200		HSBC Holdings PLC	21,168,946
647,791		ICAP PLC	6,964,444
1,140,545		Kingfisher PLC	4,173,514
552,500		Man Group PLC	6,258,853
192,500		Schroders PLC - Non Voting	4,704,586
510,572		Smith & Nephew PLC	6,230,709
379,800		Standard Chartered PLC	12,438,594
1,619,480		Tesco PLC	14,516,056
4,470,640		Vodafone Group PLC	16,114,327
874,650		WM Morrison Supermarkets PLC	5,048,264
387,697		Wolseley PLC	6,545,532
491,077		WPP Group PLC	6,625,931
			160,033,138
		Total Common Stock
		(Cost $497,970,639)	677,532,881
RIGHTS: 0.1%
		Belgium: 0.1%
129,325	@	Fortis	687,850
		Total Rights
		(Cost $-)	687,850
		Total Long-Term Investments
		(Cost $497,970,639)	678,220,731

Principal Amount			Value
SHORT-TERM INVESTMENTS: 8.4%
	Securities Lending Collateralcc: 8.4%
$57,526,667	Bank of New York Mellon Corp. Institutional Cash Reserves		$57,526,667
	Total Short-Term Investments
	(Cost $57,526,667)		57,526,667
	Total Investments in Securities
	(Cost $555,497,306)	107.6%	$735,747,398
	Other Assets and Liabilities — Net	(7.6)	(52,282,474)
	Net Assets	100.0%	$683,464,924

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of September 30, 2007 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.

*	Cost for federal income tax purposes is $556,737,076.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 192,580,332
	Gross Unrealized Depreciation	(13,570,010)
	Net Unrealized Appreciation	$ 179,010,322

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of September 30, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	1.0%
Apparel	2.4
Auto Manufacturers	1.7
Banks	17.7
Beverages	1.7
Building Materials	5.1
Chemicals	3.5
Commercial Services	0.9
Distribution/Wholesale	4.2
Diversified	0.5
Diversified Financial Services	5.0
Electric	1.5
Electronics	2.4
Engineering & Construction	1.5
Food	4.8
Gas	0.4
Hand/Machine Tools	0.8
Healthcare - Products	0.9
Home Furnishings	1.1
Insurance	3.7
Lodging	1.0
Machinery - Construction & Mining	0.1
Media	1.7
Mining	4.9
Miscellaneous Manufacturing	2.0
Office/Business Equipment	1.2
Oil & Gas	8.9
Pharmaceuticals	7.3
Real Estate	0.9
Retail	1.0
Semiconductors	1.2
Software	1.3
Telecommunications	5.6
Transportation	1.3
Short-Term Investments	8.4
Other Assets and Liabilities - Net	(7.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.5%
		Advertising: 0.4%
45,501	@, L	Clear Channel Outdoor Holdings, Inc.	$1,160,276
			1,160,276
		Aerospace/Defense: 1.0%
25,400	@, L	Alliant Techsystems, Inc.	2,776,220
			2,776,220
		Apparel: 2.2%
38,200	L	Columbia Sportswear Co.	2,112,842
48,300		VF Corp.	3,900,225
			6,013,067
		Auto Manufacturers: 1.1%
47,500		Oshkosh Truck Corp.	2,943,575
			2,943,575
		Auto Parts & Equipment: 0.6%
34,500		WABCO Holdings, Inc.	1,612,875
			1,612,875
		Banks: 8.1%
41,300	L	Cullen/Frost Bankers, Inc.	2,069,956
47,840		M&T Bank Corp.	4,949,048
36,400		Northern Trust Corp.	2,412,228
152,700		People’s United Financial, Inc.	2,638,656
213,200		Synovus Financial Corp.	5,980,257
51,800		Wilmington Trust Corp.	2,015,020
34,300	L	Zions Bancorp.	2,355,381
			22,420,546
		Beverages: 2.6%
67,400		Brown-Forman Corp.	5,048,934
88,850	@, L	Constellation Brands, Inc.	2,151,059
			7,199,993
		Building Materials: 0.4%
46,700	@, L	Owens Corning, Inc.	1,169,835
			1,169,835
		Chemicals: 3.5%
82,708		Albemarle Corp.	3,655,694
41,600		PPG Industries, Inc.	3,142,880
59,100		Sigma-Aldrich Corp.	2,880,534
			9,679,108
		Commercial Services: 0.5%
67,600		Western Union Co.	1,417,572
			1,417,572
		Computers: 1.0%
56,500	@	NCR Corp.	2,813,700
			2,813,700
		Cosmetics/Personal Care: 0.1%
6,200		Estee Lauder Cos., Inc.	263,252
			263,252
		Distribution/Wholesale: 1.6%
89,500		Genuine Parts Co.	4,475,000
			4,475,000
		Diversified: 1.3%
46,000		iStar Financial, Inc.	1,563,540
19,300		Vornado Realty Trust	2,110,455
			3,673,995
		Diversified Financial Services: 1.9%
12,700	@, L	Affiliated Managers Group, Inc.	1,619,377
16,400		Legg Mason, Inc.	1,382,356
42,700		T. Rowe Price Group, Inc.	2,377,963
			5,379,696
		Electric: 8.2%
101,500		American Electric Power Co., Inc.	4,677,120
158,000		CMS Energy Corp.	2,657,560
69,900		FirstEnergy Corp.	4,427,466
99,000		PG&E Corp.	4,732,200
11,600		PPL Corp.	537,080
124,200	L	Westar Energy, Inc.	3,050,352
125,000		Xcel Energy, Inc.	2,692,500
			22,774,278
		Electrical Components & Equipment: 1.1%
69,100	W	Ametek, Inc.	2,986,502
			2,986,502
		Electronics: 2.1%
56,600		Amphenol Corp.	2,250,416
86,400	@	Arrow Electronics, Inc.	3,673,728
			5,924,144

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Environmental Control: 1.3%
112,150		Republic Services, Inc.	$3,668,427
			3,668,427
		Food: 2.7%
38,150	@	Dean Foods Co.	975,877
56,000		Del Monte Foods Co.	588,000
99,500		Supervalu, Inc.	3,881,495
31,700		WM Wrigley Jr. Co.	2,036,091
			7,481,463
		Forest Products & Paper: 2.1%
33,000		Plum Creek Timber Co., Inc.	1,477,080
90,006		Rayonier, Inc.	4,323,888
			5,800,968
		Gas: 2.1%
66,700		Energen Corp.	3,809,904
76,000		UGI Corp.	1,974,480
			5,784,384
		Healthcare — Products: 0.2%
8,878	@, L	Henry Schein, Inc.	540,138
			540,138
		Healthcare — Services: 4.1%
68,200	@	Community Health Systems, Inc.	2,144,208
109,000	@	Coventry Health Care, Inc.	6,780,890
67,700	@, L	Lincare Holdings, Inc.	2,481,205
			11,406,303
		Household Products/Wares: 3.1%
50,900	L	Clorox Co.	3,104,391
48,500		Fortune Brands, Inc.	3,952,265
53,600	@, L	Jarden Corp.	1,658,384
			8,715,040
		Insurance: 9.4%
9,900		AMBAC Financial Group, Inc.	622,809
98,600		Assurant, Inc.	5,275,100
103,761		Cincinnati Financial Corp.	4,493,889
30,700	@@	Everest Re Group Ltd.	3,384,368
219,850		Old Republic International Corp.	4,119,989
104,000		OneBeacon Insurance Group Ltd.	2,241,200
54,400		Principal Financial Group, Inc.	3,432,096
87,800		WR Berkley Corp.	2,601,514
			26,170,965
		Internet: 0.6%
88,500	@	Liberty Media Corp. - Interactive - Class A	1,700,085
			1,700,085
		Lodging: 1.2%
71,900		Hilton Hotels Corp.	3,342,631
			3,342,631
		Media: 4.0%
99,700	@	Cablevision Systems Corp.	3,483,518
96,600		Clear Channel Communications, Inc.	3,616,704
38,300	L	McClatchy Co.	765,234
3,850		Washington Post	3,090,780
			10,956,236
		Mining: 0.6%
18,400	L	Vulcan Materials Co.	1,640,360
			1,640,360
		Miscellaneous Manufacturing: 3.4%
66,900		Carlisle Cos., Inc.	3,251,340
29,300		Crane Co.	1,405,521
90,900		Dover Corp.	4,631,355
			9,288,216
		Oil & Gas: 1.7%
56,800		Devon Energy Corp.	4,725,760
			4,725,760
		Oil & Gas Services: 1.0%
67,900	@, L	Helix Energy Solutions Group, Inc.	2,883,034
			2,883,034
		Packaging & Containers: 1.3%
64,700		Ball Corp.	3,477,625
			3,477,625
		Pharmaceuticals: 0.9%
146,800	@, @@, L	Warner Chilcott Ltd.	2,608,636
			2,608,636
		Pipelines: 3.6%
28,700	L	Oneok, Inc.	1,360,380
56,900		Questar Corp.	2,988,957
166,700	L	Williams Cos., Inc.	5,677,802
			10,027,139
		Real Estate: 1.5%
128,850		Brookfield Properties Co. (U.S. Denominated Security)	3,208,365
16,650	L	Forest City Enterprises, Inc.	918,414
			4,126,779

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited)(continued)

Shares			Value
		Retail: 6.4%
57,600		Applebees International, Inc.	$1,433,088
82,423	@, L	Autonation, Inc.	1,460,536
28,250	@	Autozone, Inc.	3,280,955
66,300		Burger King Holdings, Inc.	1,689,987
92,700		Limited Brands, Inc.	2,121,903
104,400	L	Staples, Inc.	2,243,556
42,500		Tiffany & Co.	2,224,875
112,800		TJX Cos., Inc.	3,279,096
			17,733,996
		Storage: 1.1%
36,800		Public Storage, Inc.	2,894,320
			2,894,320
		Telecommunications: 3.8%
49,300		CenturyTel, Inc.	2,278,646
107,700		Citizens Communications Co.	1,542,264
57,400		Telephone & Data Systems, Inc.	3,558,800
228,221		Windstream Corp.	3,222,481
			10,602,191
		Transportation: 1.7%
36,800		Norfolk Southern Corp.	1,910,288
47,500	@@, L	Teekay Shipping Corp.	2,793,475
			4,703,763
		Total Common Stock
		(Cost $238,738,471)	264,962,093

Principal Amount				Value
SHORT-TERM INVESTMENTS: 13.0%
		U.S. Government Agency Obligations: 3.6%
$10,077,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$10,075,936
		Total U.S. Government Agency Obligations
		(Cost $10,075,936)		10,075,936
		Securities Lending Collateralcc: 9.4%
25,905,903		Bank of New York Mellon Corp. Institutional Cash Reserves		25,905,903
		Total Securities Lending Collateral (Cost $25,905,903)		25,905,903
		Total Short-Term Investments (Cost $35,981,839)		35,981,839
		Total Investments in Securities (Cost $274,720,310)	108.5%	$300,943,932
		Other Assets and Liabilities — Net	(8.5)	(23,571,912)
		Net Assets	100.0%	$277,372,020

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $275,013,653.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$33,580,291
	Gross Unrealized Depreciation	(7,650,012)
	Net Unrealized Appreciation	$25,930,279

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Aerospace/Defense: 3.9%
505,500	L	L-3 Communications Holdings, Inc.	$51,631,770
			51,631,770
		Biotechnology: 17.7%
999,190	@, L	Amgen, Inc.	56,524,178
1,386,200	@, L	Biogen Idec, Inc.	91,946,646
216,900	@, L	BioMimetic Therapeutics, Inc.	2,893,446
31,700	@	Genentech, Inc.	2,473,234
1,066,070	@, L	Genzyme Corp.	66,053,697
34,300	@, L	Micromet, Inc.	67,914
694,700	@, L	Millennium Pharmaceuticals, Inc.	7,051,205
192,300	@, L	Vertex Pharmaceuticals, Inc.	7,386,243
			234,396,563
		Computers: 3.5%
31,500	@, L	LaserCard Corp.	349,965
519,600	@	Quantum Corp.	1,766,640
578,800	@, L	Sandisk Corp.	31,891,880
473,766	@@, L	Seagate Technology, Inc.	12,118,934
83,100	X	Seagate Technology, Inc. - Escrow	1
			46,127,420
		Diversified Financial Services: 9.0%
74,800		CIT Group, Inc.	3,006,960
121,200	L	Cohen & Steers, Inc.	4,488,036
2,696		Goldman Sachs Group, Inc.	584,331
907,208	L	Lehman Brothers Holdings, Inc.	56,001,950
771,160		Merrill Lynch & Co., Inc.	54,968,285
			119,049,562
		Electronics: 1.4%
525,848		Tyco Electronics Ltd.	18,630,795
			18,630,795
		Healthcare — Products: 2.7%
525,848	@, @@	Covidien Ltd.	21,822,692
224,100		Johnson & Johnson	14,723,370
			36,546,062
		Healthcare — Services: 4.7%
1,278,500		UnitedHealth Group, Inc.	61,917,752
			61,917,752
		Internet: 1.1%
748,275	@	Liberty Media Corp. - Interactive - Class A	14,374,363
			14,374,363
		Media: 18.0%
1,173,700	@	Cablevision Systems Corp.	41,009,078
176,805		CBS Corp. - Class B	5,569,358
65,926	L	Citadel Broadcasting Corp.	274,252
166,450	@	Comcast Corp. - Class A	4,024,761
2,576,285	@, L	Comcast Corp. - Special Class A	61,727,789
188,210	@, L	Discovery Holding Co.	5,429,859
59,346	@, L	Liberty Global, Inc.	2,434,373
60,213	@, L	Liberty Global, Inc. - Series C	2,327,835
154,855	@	Liberty Media Corp. - Capital Shares A	19,330,550
2,466,720	@, L	Sirius Satellite Radio, Inc.	8,608,853
2,716,530		Time Warner, Inc.	49,875,491
176,805	@	Viacom - Class B	6,890,091
860,500		Walt Disney Co.	29,592,595
91,300		World Wrestling Entertainment, Inc.	1,376,804
			238,471,689
		Miscellaneous Manufacturing: 2.9%
397,300		Pall Corp.	15,454,970
525,848	@@, L	Tyco International Ltd.	23,316,100
			38,771,070
		Oil & Gas: 6.3%
1,556,000		Anadarko Petroleum Corp.	83,635,000
			83,635,000
		Oil & Gas Services: 8.4%
525,700	@, L	Grant Prideco, Inc.	28,661,164
1,243,800	@, L	Weatherford International Ltd.	83,558,484
			112,219,648
		Pharmaceuticals: 6.8%
132,500	@, L	Alkermes, Inc.	2,438,000
1,417,044	@, L	Forest Laboratories, Inc.	52,841,571
535,000	@, L	ImClone Systems, Inc.	22,116,900
92,400	@, L	Isis Pharmaceuticals, Inc.	1,383,228
117,700	@, L	King Pharmaceuticals, Inc.	1,379,444
72,600	@, L	Nabi Biopharmaceuticals	294,756

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
1,050		Pfizer, Inc.	$25,652
65,832	@@, L	Teva Pharmaceutical Industries Ltd. ADR	2,927,549
410,600	@, L	Valeant Pharmaceuticals International	6,356,088
27,445	@, L	ViaCell, Inc.	129,540
			89,892,728
		Retail: 0.1%
188,300	@, L	Charming Shoppes, Inc.	1,581,720
			1,581,720
		Semiconductors: 6.1%
624,800	@, L	Broadcom Corp.	22,767,712
88,400	@, L	Cabot Microelectronics Corp.	3,779,100
319,000	@, L	Cirrus Logic, Inc.	2,041,600
114,000	@, L	Cree, Inc.	3,545,400
84,600	@, L	DSP Group, Inc.	1,339,218
664,100		Intel Corp.	17,173,626
2,436,000	@, L	Micron Technology, Inc.	27,039,600
288,100	@, L	Teradyne, Inc.	3,975,780
			81,662,036
		Software: 1.9%
95,800	@, L	Advent Software, Inc.	4,499,726
320,400	@	Autodesk, Inc.	16,010,388
171,900		Microsoft Corp.	5,064,174
			25,574,288
		Telecommunications: 3.5%
247,100	@, L	C-COR, Inc.	2,839,179
1,596,200		Motorola, Inc.	29,577,586
294,900	@@	Nokia OYJ ADR	11,185,557
462,100	@, L	RF Micro Devices, Inc.	3,109,933
			46,712,255
		Total Common Stock
		(Cost $920,001,760)	1,301,194,721

Principal Amount				Value
SHORT-TERM INVESTMENTS: 21.8%
		U.S. Government Agency Obligations: 1.7%
$23,170,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$23,167,554
		Total U.S. Government Agency Obligations
		(Cost $23,167,554)		23,167,554
		Securities Lending Collateralcc: 20.1%
266,325,125		Bank of New York Mellon Corp. Institutional Cash Reserves		266,325,125
		Total Securities Lending Collateral
		(Cost $266,325,125)		266,325,125
		Total Short-Term Investments
		(Cost $289,492,679)		289,492,679
		Total Investments in Securities
		(Cost $1,209,494,439)	119.8%	$1,590,687,400
		Other Assets and Liabilities — Net	(19.8)	(263,192,925)
		Net Assets	100.0%	$1,327,494,475

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $1,210,652,314.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$407,103,798
	Gross Unrealized Depreciation	(27,068,712)
	Net Unrealized Appreciation	$380,035,086

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Large Cap Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares				Value
COMMON STOCK: 99.4%
		Beverages: 5.2%
19,149		Coca-Cola Co.		$1,100,493
14,336		PepsiCo, Inc.		1,050,255
				2,150,748
		Biotechnology: 13.9%
31,499	@	Amgen, Inc.		1,781,898
17,473	@	Biogen Idec, Inc.		1,158,984
28,590	@	Genentech, Inc.		2,230,592
14,408	@	Vertex Pharmaceuticals, Inc.		553,411
				5,724,885
		Cosmetics/Personal Care: 2.8%
16,593		Procter & Gamble Co.		1,167,152
				1,167,152
		Diversified Financial Services: 7.6%
17,789		Merrill Lynch & Co., Inc.		1,268,000
13,028		Morgan Stanley		820,764
27,626	@	Nasdaq Stock Market, Inc.		1,040,948
				3,129,712
		Food: 3.2%
20,445		WM Wrigley Jr. Co.		1,313,182
				1,313,182
		Healthcare — Products: 4.4%
13,817		Johnson & Johnson		907,777
16,194		Medtronic, Inc.		913,504
				1,821,281
		Insurance: 6.9%
16,092		American International Group, Inc.		1,088,624
15	@	Berkshire Hathaway, Inc. - Class A		1,777,650
				2,866,274
		Internet: 22.1%
37,693	@	Akamai Technologies, Inc.		1,082,920
45,744	@	Amazon.com, Inc.		4,261,056
35,839	@	eBay, Inc.		1,398,438
35,910	@	IAC/InterActiveCorp.		1,065,450
49,692	@	Yahoo!, Inc.		1,333,733
				9,141,597
		Media: 4.3%
52,029		Time Warner, Inc.		955,252
24,387		Walt Disney Co.		838,669
				1,793,921
		Pharmaceuticals: 1.4%
23,952		Pfizer, Inc.		585,147
				585,147
		Retail: 1.8%
23,426		Home Depot, Inc.		759,939
				759,939
		Semiconductors: 7.4%
49,994		Intel Corp.		1,292,845
47,871		Texas Instruments, Inc.		1,751,600
				3,044,445
		Software: 8.2%
24,959	@	Electronic Arts, Inc.		1,397,454
31,431		Microsoft Corp.		925,957
53,186	@	Red Hat, Inc.		1,056,806
				3,380,217
		Telecommunications: 10.2%
39,376	@	Cisco Systems, Inc.		1,303,739
19,127	@	Juniper Networks, Inc.		700,239
66,572		Motorola, Inc.		1,233,579
23,412		Qualcomm, Inc.		989,391
				4,226,948
		Total Investments in Securities
		(Cost $32,798,237)	99.4%	$41,105,448
		Other Assets and Liabilities — Net	0.6	267,141
		Net Assets	100.0%	$41,372,589

@	Non-income producing security
*	Cost for federal income tax purposes is $33,434,425.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,344,694
	Gross Unrealized Depreciation	(673,671)
	Net Unrealized Appreciation	$7,671,023

PORTFOLIO OF INVESTMENTS
ING Lord Abbett U.S. Government Securities Portfolio	as of September 30, 2007 (Unaudited)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 87.4%
		Federal Home Loan Bank: 7.6%
$3,400,000		5.125%, due 08/14/13	$3,471,791
			3,471,791
		Federal Home Loan Mortgage Corporation: 23.4%
289,582		4.197%, due 01/01/34	290,842
260,693		4.680%, due 03/01/35	257,616
222,917		5.000%, due 01/01/19	219,162
1,505,900		5.000%, due 04/01/20	1,476,753
136,949		5.000%, due 05/01/20	134,298
1,142,009		5.000%, due 10/01/20	1,119,905
597,603		5.000%, due 12/01/20	586,037
962,466		5.000%, due 04/01/21	943,816
585,723		5.000%, due 11/01/21	574,374
126,725		5.500%, due 01/01/21	126,420
746,643		5.500%, due 03/01/21	744,671
2,032,663		5.500%, due 01/01/22	2,027,296
1,392,081		5.500%, due 08/01/22	1,388,198
237,294		5.691%, due 11/01/35	239,492
320,236		6.141%, due 06/01/36	322,663
21,708	C	6.500%, due 06/15/08	21,675
193,961		7.000%, due 04/01/32	201,145
			10,674,363
		Federal National Mortgage Corporation: 45.7%
201,525		3.499%, due 08/01/33	201,453
310,904		4.853%, due 08/01/35	309,680
1,123,241		4.940%, due 01/01/13	1,114,243
364,501		4.995%, due 04/01/35	363,258
563,170		5.248%, due 10/01/35	579,226
423,743		5.392%, due 04/01/36	436,051
610,786		5.392%, due 09/01/36	611,199
493,382		5.477%, due 04/01/36	495,484
429,088		5.487%, due 11/01/36	430,853
303,667		5.500%, due 04/01/33	298,437
210,190		5.500%, due 03/01/35	206,333
44,550		5.500%, due 05/01/35	43,696
10,642,737		5.500%, due 02/01/36	10,428,032
586,609		5.500%, due 03/01/36	574,774
258,414		5.500%, due 06/01/36	253,201
1,209,261		5.500%, due 11/01/36	1,186,080
155,065		5.500%, due 01/01/37	151,937
923,734		5.500%, due 05/01/37	904,939
289,353		5.500%, due 07/01/37	283,466
345,000		5.500%, due 09/01/37	337,981
646,117		5.514%, due 04/01/36	649,442
323,574		5.741%, due 10/01/36	327,399
189,699		5.945%, due 05/01/36	192,406
480,981		5.960%, due 12/01/36	487,592
			20,867,162
		Government National Mortgage Association: 10.7%
4,028,833		5.500%, due 02/15/36	3,973,869
920,298		5.500%, due 04/15/36	907,742
			4,881,611
		Total U.S. Government Agency Obligations
		(Cost $39,605,633)	39,894,927
U.S. TREASURY OBLIGATIONS: 9.9%
		U.S. Treasury Bonds: 7.9%
970,000		4.000%, due 02/15/14	952,267
725,000		4.250%, due 11/15/13	723,131
2,045,000		4.500%, due 02/15/36	1,939,396
			3,614,794
		U.S. Treasury STRIP: 1.0%
1,859,000	^^	Discount Note, due 02/15/36	478,631
			478,631
		Treasury Inflation Indexed Protected Securities: 1.0%
440,000		1.625%, due 01/15/15	459,363
			459,363
		Total U.S. Treasury Obligations
		(Cost $4,569,035)	4,552,788
		Total Long-Term Investments
		(Cost $44,174,668)	44,447,715

PORTFOLIO OF INVESTMENTS
ING Lord Abbett U.S. Government Securities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 5.5%
	Repurchase Agreement: 5.5%
$2,490,000	JP Morgan Securities Repurchase Agreement dated 09/28/07, 4.750%, due 10/01/07, $2,490,986 to be received upon repurchase (Collateralized by $2,507,000 Freddie Mac, 6.050%, Market Value plus accrued interest $2,565,166, due 11/09/16)		$2,490,000
	Total Short-Term Investments
	(Cost $2,490,000)		2,490,000
	Total Investments in Securities
	(Cost $46,664,668)	102.8%	$46,937,715
	Other Assets and Liabilities — Net	(2.8)	(1,282,219)
	Net Assets	100.0%	$45,655,496

STRIP	Separate Trading of Registered Interest and Principal of Securities
C	Bond may be called prior to maturity date.
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $46,703,891.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$327,103
	Gross Unrealized Depreciation	(93,279)
	Net Unrealized Appreciation	$233,824

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.3%
		Aerospace/Defense: 1.7%
73,400		L-3 Communications Holdings, Inc.	$7,497,076
			7,497,076
		Apparel: 1.6%
196,600		Liz Claiborne, Inc.	6,749,278
			6,749,278
		Beverages: 1.8%
323,542	@	Constellation Brands, Inc.	7,832,952
			7,832,952
		Building Materials: 0.7%
98,138	@, @@	Cemex SA de CV ADR	2,936,289
			2,936,289
		Coal: 0.5%
44,700		Peabody Energy Corp.	2,139,789
			2,139,789
		Commercial Services: 0.8%
67,600		Moody’s Corp.	3,407,040
			3,407,040
		Computers: 0.8%
64,400	@	Affiliated Computer Services, Inc.	3,235,456
			3,235,456
		Diversified Financial Services: 5.8%
116,300		Countrywide Financial Corp.	2,210,863
42,650		Goldman Sachs Group, Inc.	9,243,961
96,300		Merrill Lynch & Co., Inc.	6,864,264
112,900		Morgan Stanley	7,112,700
			25,431,788
		Electric: 4.6%
118,800		FirstEnergy Corp.	7,524,792
119,600	@	Mirant Corp.	4,865,328
177,600	@	NRG Energy, Inc.	7,510,704
			19,900,824
		Engineering & Construction: 4.2%
217,700	@@	Chicago Bridge & Iron Co. NV	9,374,162
164,200	@	McDermott International, Inc.	8,879,936
			18,254,098
		Food: 2.6%
303,300		ConAgra Foods, Inc.	7,925,229
188,200		Tyson Foods, Inc.	3,359,370
			11,284,599
		Healthcare — Products: 2.2%
46,500		Medtronic, Inc.	2,623,065
87,140	@	Zimmer Holdings, Inc.	7,057,469
			9,680,534
		Healthcare — Services: 5.3%
174,300		Aetna, Inc.	9,459,261
152,500		UnitedHealth Group, Inc.	7,385,575
81,000	@	WellPoint, Inc.	6,392,520
			23,237,356
		Home Builders: 2.5%
71,800		Centex Corp.	1,907,726
87,600		Lennar Corp.	1,984,140
15,200	@	NVR, Inc.	7,147,800
			11,039,666
		Insurance: 7.0%
123,620		American International Group, Inc.	8,362,893
142,100		Assurant, Inc.	7,602,350
2,600	@	Berkshire Hathaway, Inc. - Class B	10,275,200
47,100		Hartford Financial Services Group, Inc.	4,359,105
			30,599,548
		Internet: 2.3%
182,700	@, @@	Check Point Software Technologies	4,600,386
279,700	@	Symantec Corp.	5,420,586
			10,020,972

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 1.7%
70,300		United States Steel Corp.	$7,447,582
			7,447,582
		Leisure Time: 1.3%
118,100		Harley-Davidson, Inc.	5,457,401
			5,457,401
		Machinery — Construction & Mining: 5.3%
82,600		Caterpillar, Inc.	6,478,318
138,600		Joy Global, Inc.	7,049,196
107,600	@	Terex Corp.	9,578,552
			23,106,066
		Media: 1.1%
97,300		McGraw-Hill Cos., Inc.	4,953,543
			4,953,543
		Metal Fabricate/Hardware: 1.0%
228,500	@, @@	Sterlite Industries India Ltd. ADR	4,227,250
			4,227,250
		Mining: 6.5%
120,600		Freeport-McMoRan Copper & Gold, Inc.	12,649,733
162,500	@@	Teck Cominco Ltd.	7,752,875
117,500	@@	Xstrata PLC	7,803,081
			28,205,689
		Miscellaneous Manufacturing: 1.7%
176,500		General Electric Co.	7,307,100
			7,307,100
		Oil & Gas: 13.0%
120,700	@@	Canadian Natural Resources Ltd.	9,143,025
73,700	@	Denbury Resources, Inc.	3,293,653
57,900		EOG Resources, Inc.	4,187,907
53,500		ExxonMobil Corp.	4,951,960
163,000		Noble Corp.	7,995,150
100,900	@@	Petroleo Brasileiro SA ADR	7,617,950
93,500	@	Southwestern Energy Co.	3,912,975
75,800	@@	Suncor Energy, Inc.	7,186,598
212,780	@@	Talisman Energy, Inc.	4,191,766
67,800		XTO Energy, Inc.	4,192,752
			56,673,736
		Oil & Gas Services: 3.7%
163,800		Halliburton Co.	6,289,920
68,800	@	National Oilwell Varco, Inc.	9,941,600
			16,231,520
		Pharmaceuticals: 2.8%
98,600	@	NBTY, Inc.	4,003,160
113,200	@@	Shire PLC ADR	8,374,536
			12,377,696
		Retail: 6.2%
122,600		Best Buy Co., Inc.	5,642,052
110,100		JC Penney Co., Inc.	6,977,037
206,200		Macy’s, Inc.	6,664,384
150,500	@	Saks, Inc.	2,581,075
176,000		TJX Cos., Inc.	5,116,320
			26,980,868
		Semiconductors: 1.8%
49,100	@	International Rectifier Corp.	1,619,809
172,600		Texas Instruments, Inc.	6,315,434
			7,935,243
		Software: 4.6%
284,300	@	Activision, Inc.	6,138,037
183,880		Microsoft Corp.	5,417,105
297,910	@	Oracle Corp.	6,449,752
126,700	@	Take-Two Interactive Software, Inc.	2,164,036
			20,168,930
		Telecommunications: 2.2%
114,000	@@	China Mobile Ltd. ADR	9,352,560
			9,352,560
		Transportation: 1.0%
25,650	@@	Frontline Ltd.	1,255,002
109,772	@@	Ship Finance International Ltd.	2,883,710
			4,138,712

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
	Total Investments in Securities
	(Cost $363,786,005)	98.3%	$427,811,161
	Other Assets and Liabilities — Net	1.7	7,546,130
	Net Assets	100.0%	$435,357,291

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $364,118,827.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$78,816,156
	Gross Unrealized Depreciation	(15,123,822)
	Net Unrealized Appreciation	$63,692,334

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Aerospace/Defense: 5.2%
7,600	@@	Empresa Brasileira de Aeronautica SA ADR	$333,792
3,000		L-3 Communications Holdings, Inc.	306,420
10,700	@	Spirit Aerosystems Holdings, Inc.	416,658
			1,056,870
		Apparel: 1.9%
11,600		Liz Claiborne, Inc.	398,228
			398,228
		Banks: 1.1%
10,800		Colonial BancGroup, Inc.	233,496
			233,496
		Beverages: 2.2%
18,600	@	Constellation Brands, Inc.	450,306
			450,306
		Computers: 0.5%
1,900	@	Affiliated Computer Services, Inc.	95,456
			95,456
		Diversified: 2.2%
5,300		Colonial Properties Trust	181,790
8,000		iStar Financial, Inc.	271,920
			453,710
		Diversified Financial Services: 4.9%
3,250		Bear Stearns Cos., Inc.	399,133
12,100		Jefferies Group, Inc.	336,743
4,400		Morgan Stanley	277,200
			1,013,076
		Electric: 10.6%
4,700		Constellation Energy Group, Inc.	403,213
14,600		DPL, Inc.	383,396
6,200		FirstEnergy Corp.	392,708
8,100	@	Mirant Corp.	329,508
7,700	@	NRG Energy, Inc.	325,633
7,300		PPL Corp.	337,990
			2,172,448
		Electronics: 0.7%
3,400	@	Avnet, Inc.	135,524
			135,524
		Engineering & Construction: 3.9%
9,500	@@	Chicago Bridge & Iron Co. NV	409,070
7,200	@	McDermott International, Inc.	389,376
			798,446
		Food: 5.0%
17,200		ConAgra Foods, Inc.	449,435
10,200	@	Smithfield Foods, Inc.	321,300
14,400		Tyson Foods, Inc.	257,040
			1,027,775
		Health Care: 1.0%
5,000		Ventas, Inc.	207,000
			207,000
		Healthcare — Products: 1.0%
4,800	@, @@	Covidien Ltd.	199,200
			199,200
		Healthcare — Services: 2.5%
6,300		Aetna, Inc.	341,901
2,800	@	Coventry Health Care, Inc.	174,188
			516,089
		Home Builders: 2.8%
4,200		KB Home	105,252
705	@	NVR, Inc.	331,526
6,100		Ryland Group, Inc.	130,723
			567,501

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Home Furnishings: 1.0%
2,400		Whirlpool Corp.	$213,840
			213,840
		Insurance: 8.5%
7,200		Assurant, Inc.	385,200
6,200		Cigna Corp.	330,398
6,100	@@	Endurance Specialty Holdings Ltd.	253,455
13,600		Fidelity National Title Group, Inc.	237,728
2,500		MGIC Investment Corp.	80,775
6,300		PMI Group, Inc.	206,010
5,100		Stancorp Financial Group, Inc.	252,501
			1,746,067
		Internet: 1.1%
9,200	@, @@	Check Point Software Technologies	231,656
			231,656
		Iron/Steel: 2.5%
2,500		Cleveland-Cliffs, Inc.	219,925
2,700		United States Steel Corp.	286,038
			505,963
		Leisure Time: 1.2%
5,200		Harley-Davidson, Inc.	240,292
			240,292
		Machinery — Construction & Mining: 3.7%
6,850		Joy Global, Inc.	348,391
4,600	@	Terex Corp.	409,492
			757,883
		Media: 1.1%
4,600		McGraw-Hill Cos., Inc.	234,186
			234,186
		Metal Fabricate/Hardware: 0.9%
9,900	@, @@	Sterlite Industries India Ltd. ADR	183,150
			183,150
		Mining: 3.9%
4,000		Freeport-McMoRan Copper & Gold, Inc.	419,560
8,000	@@	Teck Cominco Ltd.	381,680
			801,240
		Miscellaneous Manufacturing: 1.6%
3,300		Eaton Corp.	326,832
			326,832
		Mortgage: 1.0%
13,000		Annaly Capital Management, Inc.	207,090
			207,090
		Oil & Gas: 6.7%
4,500	@@	Canadian Natural Resources Ltd.	340,875
4,400	@	Denbury Resources, Inc.	196,636
7,200		Noble Corp.	353,160
3,800	@	Southwestern Energy Co.	159,030
7,575	@@	Talisman Energy, Inc.	149,228
2,700		XTO Energy, Inc.	166,968
			1,365,897
		Oil & Gas Services: 2.8%
1,800	@	National Oilwell Varco, Inc.	260,100
4,000	@	Oceaneering International, Inc.	303,200
			563,300
		Pharmaceuticals: 3.9%
7,600	@	Endo Pharmaceuticals Holdings, Inc.	235,676
4,700	@	NBTY, Inc.	190,820
5,000	@@	Shire PLC ADR	369,900
			796,396
		Retail: 4.7%
800		Abercrombie & Fitch Co.	64,560
5,950	@	Aeropostale, Inc.	113,407
4,300		JC Penney Co., Inc.	272,491
5,100		Macy’s, Inc.	164,832
7,100	@	Saks, Inc.	121,765
7,900		TJX Cos., Inc.	229,653
			966,708

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Semiconductors: 1.4%
8,600	@	International Rectifier Corp.		$283,714
				283,714
		Shopping Centers: 1.1%
4,100		Developers Diversified Realty Corp.		229,067
				229,067
		Software: 2.8%
12,100	@	Activision, Inc.		261,239
17,900	@	Take-Two Interactive Software, Inc.		305,732
				566,971
		Telecommunications: 0.8%
13,600	@	Arris Group, Inc.		167,960
				167,960
		Transportation: 0.9%
7,067	@@	Ship Finance International Ltd.		185,650
				185,650
		Warehouse/Industrial: 0.7%
3,600		First Industrial Realty Trust, Inc.		139,932
				139,932
		Total Investments in Securities
		(Cost $18,886,956)	97.8%	$20,038,919
		Other Assets and Liabilities — Net	2.2	450,829
		Net Assets	100.0%	$20,489,748

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $18,927,754.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,158,387
	Gross Unrealized Depreciation	(1,047,222)
	Net Unrealized Appreciation	$1,111,165

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 70.6%
		Aerospace/Defense: 4.9%
35,500		Boeing Co.	$3,727,145
			3,727,145
		Banks: 3.7%
64,200		Bank of New York Mellon Corp.	2,833,788
			2,833,788
		Beverages: 0.7%
9,800		Coca-Cola Co.	563,206
			563,206
		Biotechnology: 0.7%
32,700	@, L	Nektar Therapeutics	288,741
13,000	@, L	Regeneron Pharmaceuticals, Inc.	231,400
			520,141
		Commercial Services: 4.5%
31,400	@, W, L	ChoicePoint, Inc.	1,190,688
12,700	@	Monster Worldwide, Inc.	432,562
35,400	L	Moody’s Corp.	1,784,160
			3,407,410
		Diversified Financial Services: 8.9%
13,700		American Express Co.	813,369
19,500		CIT Group, Inc.	783,900
158,400	L	Countrywide Financial Corp.	3,011,184
33,900	L	Lehman Brothers Holdings, Inc.	2,092,647
			6,701,100
		Food: 1.5%
32,400		Sysco Corp.	1,153,116
			1,153,116
		Healthcare — Services: 2.5%
23,500	@	WellPoint, Inc.	1,854,620
			1,854,620
		Home Builders: 3.0%
59,194	L	Centex Corp.	1,572,785
55,358	L	D.R. Horton, Inc.	709,136
			2,281,921
		Insurance: 2.2%
26,100	L	AMBAC Financial Group, Inc.	1,641,951
305,000		Conseco, Inc. - Escrow	—
			1,641,951
		Internet: 1.9%
2,500	@	Google, Inc. - Class A	1,418,175
			1,418,175
		Miscellaneous Manufacturing: 0.3%
4,900	@@	Tyco International Ltd.	217,266
			217,266
		Mortgage: 1.2%
58,349		Annaly Capital Management, Inc.	929,500
			929,500
		Oil & Gas: 8.4%
6,700		Chevron Corp.	626,986
64,900		ConocoPhillips	5,696,270
			6,323,256
		Pharmaceuticals: 6.7%
5,300	@	ImClone Systems, Inc.	219,102
37,300	@@	Roche Holding Ltd. ADR	3,370,156
40,300	@, L	Sepracor, Inc.	1,108,250
15,600	@, L	Theravance, Inc.	407,004
			5,104,512
		Retail: 9.9%
38,600	L	Family Dollar Stores, Inc.	1,025,216
39,200	L	Petsmart, Inc.	1,250,480
29,800		Walgreen Co.	1,407,752
38,800		Wal-Mart Stores, Inc.	1,693,620
62,600		Yum! Brands, Inc.	2,117,758
			7,494,826
		Semiconductors: 4.2%
34,200	@@, L	ASML Holding NV	1,123,812
12,800	L	KLA-Tencor Corp.	713,984
131,054	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,326,266
			3,164,062
		Software: 1.5%
38,800		Microsoft Corp.	1,143,048
			1,143,048
		Telecommunications: 3.9%
51,000	@	Cisco Systems, Inc.	1,688,610

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares		Value
	Telecommunications (continued)
65,700	Sprint Nextel Corp.	$1,248,300
		2,936,910
	Total Common Stock
	(Cost $53,908,476)	53,415,953

Principal Amount			Value
CORPORATE BONDS/NOTES: 18.1%
		Aerospace/Defense: 0.9%
$665,000	C	General Dynamics Corp., 4.500%, due 08/15/10	$656,064
			656,064
		Banks: 2.1%
720,000	L	Bank of America Corp., 4.375%, due 12/01/10	709,192
220,000		US Bancorp., 4.500%, due 07/29/10	217,969
200,000		US Bancorp., 5.300%, due 04/28/09	201,372
460,000	L	Wachovia Corp., 4.375%, due 06/01/10	453,279
			1,581,812
		Chemicals: 0.8%
635,000	C	EI Du Pont de Nemours & Co., 4.125%, due 04/30/10	625,372
			625,372
		Cosmetics/Personal Care: 0.9%
555,000	C, L	Procter & Gamble Co., 3.500%, due 12/15/08	545,850
130,000		Procter & Gamble Co., 6.875%, due 09/15/09	135,197
			681,047
		Diversified Financial Services: 7.6%
260,000		American Express Credit Corp., 3.000%, due 05/16/08	256,915
405,000		American Express Credit Corp., 5.000%, due 12/02/10	403,652
520,000	C	Ameriprise Financial, Inc., 5.350%, due 11/15/10	523,790
575,000	C, L	Boeing Capital Corp., 6.500%, due 02/15/12	606,761
325,000		CIT Group, Inc., 4.750%, due 12/15/10	309,538
260,000		Citigroup, Inc., 4.625%, due 08/03/10	258,083
300,000		Citigroup, Inc., 6.000%, due 02/21/12	308,630
350,000		General Electric Capital Corp., 4.875%, due 10/21/10	349,916
200,000		General Electric Capital Corp., 6.000%, due 06/15/12	206,439
340,000	L	General Motors Acceptance Corp., 6.125%, due 01/22/08	339,329
600,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	607,385
260,000		HSBC Finance Corp., 4.125%, due 11/16/09	253,539
200,000		HSBC Finance Corp., 7.000%, due 05/15/12	210,482
325,000		John Deere Capital Corp., 7.000%, due 03/15/12	347,793
290,000		Merrill Lynch & Co., Inc., 3.700%, due 04/21/08	286,430
500,000		SLM Corp., 4.500%, due 07/26/10	468,367
			5,737,049
		Environmental Control: 0.2%
125,000	C	Waste Management, Inc., 6.500%, due 11/15/08	126,655
			126,655
		Food: 1.4%
530,000	C	General Mills, Inc., 6.000%, due 02/15/12	542,286
545,000	C	Kellogg Co., 2.875%, due 06/01/08	536,017
			1,078,303
		Insurance: 0.7%
540,000	C	Berkshire Hathaway Finance Corp., 3.375%, due 10/15/08	531,242
4,695,000		Conseco Finance Trust II - Escrow.	—
			531,242
		Media: 1.4%
125,000		News America Holdings, 9.250%, due 02/01/13	144,926
280,000		Time Warner Entertainment Co. LP, 7.250%, due 09/01/08	283,195
645,000	C, L	Walt Disney Co., 5.700%, due 07/15/11	654,761
			1,082,882
		Pipelines: 0.6%
415,000	C	Spectra Energy Capital, LLC, 7.500%, due 10/01/09	433,118
			433,118
		Telecommunications: 1.5%
585,000	C	Cisco Systems, Inc., 5.250%, due 02/22/11	590,896
350,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	372,068
200,000	C	Verizon Global Funding Corp., 7.375%, due 09/01/12	217,978
			1,180,942
		Total Corporate Bonds/Notes
		(Cost $13,727,030)	13,714,486
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.8%
		Federal Home Loan Mortgage Corporation: 0.5%
375,000		4.875%, due 02/09/10	379,032
			379,032
		Federal National Mortgage Corporation: 2.0%
370,000		4.625%, due 12/15/09	371,847
685,000	L	4.750%, due 03/12/10	690,469
410,000	L	5.000%, due 10/15/11	416,763
			1,479,079
		Other U.S. Agency Obligations: 0.3%
260,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	262,143
			262,143
		Total U.S. Government Agency Obligations
		(Cost $2,089,022)	2,120,254

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 6.8%
		U.S. Treasury Bonds: 0.3%
$247,000	L	4.500%, due 05/15/17		$245,688
				245,688
		U.S. Treasury Notes: 0.5%
395,000	L	4.500%, due 03/31/09		398,179
				398,179
		U.S. Treasury STRIP: 6.0%
1,159,000	L, ^^	Discount Note, due 08/15/15		812,081
616,000	L, ^^	Discount Note, due 11/15/15		425,414
3,941,000	L, ^^	Discount Note, due 08/15/27		1,479,909
2,332,000	^^	5.100%, due 02/15/15		1,687,827
375,000	^^	10.530%, due 02/15/37		91,778
				4,497,009
		Total U.S. Treasury Obligations
		(Cost $4,937,635)		5,140,876
OTHER BONDS: 0.9%
		Foreign Government Bonds: 0.9%
685,000		Federal Farm Credit Bank, 4.800%, due 04/25/11		692,558
		Total Other Bonds
		(Cost $678,009)		692,558
		Total Long-Term Investments
		(Cost $75,340,172)		75,084,127
SHORT-TERM INVESTMENTS: 24.0%
		Securities Lending Collateralcc: 24.0%
18,207,743		Bank of New York Mellon Corp. Institutional Cash Reserves		18,207,743
		Total Short-Term Investments
		(Cost $18,207,743)		18,207,743
		Total Investments in Securities
		(Cost $93,547,915)	123.2%	$93,291,870
		Other Assets and Liabilities — Net	(23.2)	(17,560,930)
		Net Assets	100.0%	$75,730,940

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $93,577,716.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$4,624,963
	Gross Unrealized Depreciation	(4,910,809)
	Net Unrealized Depreciation	$(285,846)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Bermuda: 1.1%
279,300		ACE Ltd.	$16,917,201
185,200		XL Capital Ltd.	14,667,840
			31,585,041
		Brazil: 1.7%
316,400		Cia de Bebidas das Americas ADR	23,138,332
579,000	L	Empresa Brasileira de Aeronautica SA ADR	25,429,680
			48,568,012
		Canada: 1.4%
848,400	L	Husky Energy, Inc.	35,355,331
89,500	L	Manulife Financial Corp.	3,690,137
			39,045,468
		China: 0.1%
121,200	@	3SBio, Inc. ADR	1,748,916
			1,748,916
		Denmark: 0.3%
66,600		Novo-Nordisk A/S	8,054,464
			8,054,464
		Finland: 0.7%
586,600		Fortum OYJ	21,520,689
			21,520,689
		France: 5.3%
65,000		BNP Paribas	7,113,299
332,998		LVMH Moet Hennessy Louis Vuitton SA	39,862,213
153,646	@, L	NicOx SA	3,673,649
322,849		Sanofi-Aventis	27,360,728
141,805		Societe Generale	23,860,016
362,834		Technip SA	32,388,831
201,344		Total SA	16,315,497
			150,574,233
		Germany: 6.0%
165,588		Allianz AG	38,570,608
444,029		Bayerische Motoren Werke AG	28,664,220
141,515		Bayerische Motoren Werke -PFD	7,548,873
639,372		SAP AG	37,434,827
435,516		Siemens AG	59,627,438
			171,845,966
		India: 2.4%
1,775,613	@	Dish TV India Ltd.	3,278,245
167,300	L	ICICI Bank Ltd. ADR	8,820,056
699,465		Infosys Technologies Ltd.	33,075,240
1,555,538	@	Wire and Wireless India Ltd.	1,751,783
2,616,476		Zee Telefilms Ltd.	22,350,073
			69,275,397
		Ireland: 0.2%
471,795		Experian Group Ltd.	4,975,132
			4,975,132
		Italy: 0.8%
934,500		Bulgari S.p.A.	14,684,789
98,800	L	Tod’s S.p.A.	8,296,331
			22,981,120
		Japan: 11.2%
192,400		Canon, Inc.	10,440,662
462,400	L	Chugai Pharmaceutical Co., Ltd.	7,617,056
489,660		Credit Saison Co., Ltd.	12,577,779
76,000		Fanuc Ltd.	7,715,412
598,200		Hoya Corp.	20,328,010
3,824		KDDI Corp.	28,335,589
59,030		Keyence Corp.	13,063,989
145,200		Kyocera Corp.	13,539,341
1,033,000		Mitsubishi Electric Corp.	12,886,984
362,400		Murata Manufacturing Co., Ltd.	25,982,669
100,400		Nidec Corp.	6,999,370
42,900		Nintendo Co., Ltd.	22,149,452
3,724	L	Resona Holdings, Inc.	6,355,241
292,000		Secom Co., Ltd.	14,002,703
366,100	L	Sega Sammy Holdings, Inc.	4,865,577
302,871		Seven & I Holdings Co., Ltd.	7,761,111
1,220,000		Shionogi & Co., Ltd.	18,757,086
783,700		Sony Corp.	37,672,854
390,700	L	Square Enix Co., Ltd.	12,892,580
2,102		Sumitomo Mitsui Financial Group, Inc.	16,307,749
320,200		Toyota Motor Corp.	18,732,452
			318,983,666

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Mexico: 2.0%
5,257,500		Fomento Economico Mexicano SA de CV ADR	$19,583,315
2,391,300		Grupo Modelo SA	11,478,345
1,077,600		Grupo Televisa SA ADR	26,045,592
			57,107,252
		Netherlands: 2.5%
871,393	L	European Aeronautic Defence and Space Co. NV	26,771,591
798,377		Koninklijke Philips Electronics NV	35,926,404
175,700		TNT NV	7,360,617
			70,058,612
		Norway: 0.6%
712,400		Tandberg ASA	17,101,246
			17,101,246
		South Korea: 1.9%
23,307		Hyundai Heavy Industries	10,720,697
23,578		Samsung Electronics Co., Ltd.	14,753,672
948,700	L	SK Telecom Co., Ltd. ADR	28,176,390
			53,650,759
		Spain: 1.1%
468,900	L	Inditex SA	31,694,996
			31,694,996
		Sweden: 7.4%
1,376,100		Assa Abloy AB	28,527,682
809,500		Hennes & Mauritz AB	51,254,777
671,095		Investor AB	17,210,847
28,414,000		Telefonaktiebolaget LM Ericsson	113,116,680
			210,109,986
		Switzerland: 2.9%
623,890		Credit Suisse Group	41,466,211
188,446		Roche Holding AG	34,122,311
34,104		Syngenta AG	7,378,424
			82,966,946
		Taiwan: 2.2%
7,942,000	@	Benq Corp.	4,038,866
1,946,385		MediaTek, Inc.	34,988,838
8,127,193		Taiwan Semiconductor Manufacturing Co., Ltd.	15,666,181
661,389		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,693,257
			61,387,142
		United Kingdom: 11.7%
307,300		BP PLC ADR	21,311,255
942,588		Burberry Group PLC	12,623,187
2,238,480		Cadbury Schweppes PLC	26,033,876
654,341		Diageo PLC	14,347,282
1,479,552		HSBC Holdings PLC	27,159,696
767,413		Pearson PLC	11,875,036
1,743,546		Prudential PLC	26,722,429
664,576		Reckitt Benckiser PLC	38,960,884
3,377,691		Royal Bank of Scotland Group PLC	36,444,689
1,179,424		Smith & Nephew PLC	14,392,971
2,818,070		Tesco PLC	25,259,504
18,295,576		Vodafone Group PLC	65,946,011
975,538		WPP Group PLC	13,162,596
			334,239,416
		United States: 34.3%
323,900		3M Co.	30,310,562
210,900	@, L	Acadia Pharmaceuticals, Inc.	3,174,045
698,083	@, L	Adobe Systems, Inc.	30,478,304
1,664,300	@, L	Advanced Micro Devices, Inc.	21,968,760
338,200		Aflac, Inc.	19,290,928
835,100	L	Altera Corp.	20,109,208
322,200		American International Group, Inc.	21,796,830
695,700		Automatic Data Processing, Inc.	31,953,501
177,300		Boeing Co.	18,614,727
736,500	L	Carnival Corp.	35,668,695
248,700		Chevron Corp.	23,273,346
443,700	@	Cisco Systems, Inc.	14,690,907
205,800	@	Coach, Inc.	9,728,166
312,700		Colgate-Palmolive Co.	22,301,764
1,223,500		Corning, Inc.	30,159,275
582,700	@, L	Cree, Inc.	18,121,970
1,282,600	@	eBay, Inc.	50,047,052
601,300		Emerson Electric Co.	32,001,186
134,100	@	Genentech, Inc.	10,462,482
166,800	@	Getty Images, Inc.	4,643,712
577,800	@	Gilead Sciences, Inc.	23,614,686
72,400	@	Hospira, Inc.	3,000,980
25,900	@, L	Idexx Laboratories, Inc.	2,838,381
192,200	@, L	InterMune, Inc.	3,676,786
401,700		International Game Technology	17,313,270
976,800	@	Intuit, Inc.	29,597,040
102,500		Johnson & Johnson	6,734,250

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,453,100	@	Juniper Networks, Inc.	$53,197,991
345,200	L	Linear Technology Corp.	12,078,548
163,300		Lockheed Martin Corp.	17,716,417
771,500		Maxim Integrated Products	22,643,525
388,200		McDonald’s Corp.	21,145,254
1,434,300		Microsoft Corp.	42,254,478
357,400		Morgan Stanley	22,516,200
170,300	@, L	Nektar Therapeutics	1,503,749
448,900		Northern Trust Corp.	29,748,603
181,100		Northrop Grumman Corp.	14,125,800
34,700	@	Pharmion Corp.	1,601,058
105,200		Praxair, Inc.	8,811,552
299,400		Raytheon Co.	19,107,708
129,200	@, L	Regeneron Pharmaceuticals, Inc.	2,299,760
291,454	@, L	Seattle Genetics, Inc.	3,275,943
205,200	@, L	Shuffle Master, Inc.	3,067,740
6,530,039	@, L	Sirius Satellite Radio, Inc.	22,789,836
290,600	@	Theravance, Inc.	7,581,754
543,000		Tiffany & Co.	28,426,050
354,400	@	Transocean, Inc.	40,064,920
521,900		Wal-Mart Stores, Inc.	22,780,935
853,900		Walt Disney Co.	29,365,621
558,100		Xilinx, Inc.	14,588,734
			976,262,989
		Total Common Stock
		(Cost $2,019,273,776)	2,783,737,448
PREFERRED STOCK: 0.9%
		Germany: 0.9%
11,567		Porsche AG	24,672,123
		Total Preferred Stock
		(Cost $7,686,710)	24,672,123
EQUITY-LINKED SECURITIES: 0.6%
		India: 0.6%
2,876,384		Hindustan Lever Ltd.	15,885,371
		Total Equity-Linked Securities
		(Cost $10,757,457)	15,885,371
		Total Long-Term Investments
		(Cost $2,037,717,943)	2,824,294,942

Principal Amount				Value
SHORT-TERM INVESTMENTS: 9.3%
		U.S. Government Agency Obligations: 0.3%
$7,763,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$7,762,181
		Total U.S. Government Agency Obligations
		(Cost $7,762,181)		7,762,181
		Securities Lending Collateralcc: 9.0%
256,946,712		Bank of New York Mellon Corp. Institutional Cash Reserves		256,946,712
		Total Securities Lending Collateral
		(Cost $256,946,712)		256,946,712
		Total Short-Term Investments
		(Cost $264,708,893)		264,708,893
		Total Investments in Securities
		(Cost $2,302,426,836)	108.6%	$3,089,003,835
		Other Assets and Liabilities — Net	(8.6)	(244,181,276)
		Net Assets	100.0%	$2,844,822,559

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $2,317,632,893.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$815,412,266
	Gross Unrealized Depreciation	(44,041,324)
	Net Unrealized Appreciation	$771,370,942

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.6%
Aerospace/Defense	4.3
Apparel	1.1
Auto Manufacturers	2.8
Banks	5.5
Beverages	2.4
Biotechnology	0.9
Chemicals	0.6
Commercial Services	0.7
Computers	0.1
Cosmetics/Personal Care	0.8
Diversified Financial Services	2.7
Electric	0.7
Electrical Components & Equipment	1.6
Electronics	4.3
Entertainment	0.7
Food	1.8
Healthcare - Products	0.8
Holding Companies - Diversified	1.4
Home Furnishings	1.3
Household Products/Wares	2.0
Insurance	5.0
Internet	1.8
Investment Companies	0.6
Leisure Time	1.4
Media	4.1
Metal Fabricate/Hardware	1.0
Miscellaneous Manufacturing	3.2
Office/Business Equipment	0.4
Oil & Gas	4.8
Oil & Gas Services	1.1
Pharmaceuticals	4.7
Retail	6.2
Semiconductors	6.4
Shipbuilding	0.4
Software	7.6
Telecommunications	12.4
Toys/Games/Hobbies	0.8
Transportation	0.3
Short-Term Investments	9.3
Other Assets and Liabilities - Net	(8.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 1.5%
		Auto Manufacturers: 0.1%
5,428	@@, L	DaimlerChrysler AG	$543,886
			543,886
		Cosmetics/Personal Care: 0.0%
178,900	@	Revlon, Inc.	205,735
			205,735
		Diversified Financial Services: 0.0%
493		Goldman Sachs Group, Inc.	106,853
			106,853
		Electric: 0.4%
10,716		Constellation Energy Group, Inc.	919,326
11,268		Public Service Enterprise Group, Inc.	991,471
			1,910,797
		Investment Companies: 0.5%
144,498	@, @@, #	Arco Capital Corp. Ltd	2,167,470
			2,167,470
		Media: 0.1%
31,020	@, L	Mediacom Communications Corp.	218,691
			218,691
		Telecommunications: 0.4%
7,300		Alltel Corp.	508,664
18,123		AT&T, Inc.	766,784
8,840	@@	TELUS Corp.	511,034
			1,786,482
		Total Common Stock
		(Cost $6,922,203)	6,939,914
PREFERRED STOCK: 0.0%
		Media: 0.0%
17	&, P	ION Media Networks, Inc.	116,450
		Total Preferred Stock
		(Cost $137,324)	116,450
EQUITY-LINKED SECURITIES: 0.4%
		Sovereign: 0.4%
2,380,000	@@	Denmark Government International Bond	466,435
3,800,000	@@, X	Peru Bono Soberano	1,390,828
		Total Equity-Linked Securities
		(Cost $1,619,642)	1,857,263

	Principal Amount			Value
CORPORATE BONDS/NOTES: 22.9%
			Advertising: 0.5%
	$278,000	C, L	Lamar Media Corp., 6.625%, due 08/15/15	$269,660
	975,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	926,250
	815,000	C, L	R.H. Donnelley Corp., 8.875%, due 01/15/16	834,356
	300,000	C, L	RH Donnelley Corp., 6.875%, due 01/15/13	285,000
				2,315,266
			Aerospace/Defense: 0.4%
	275,000	C	Alliant Techsystems, Inc., 6.750%, due 04/01/16	272,938
	340,000	C	DRS Technologies, Inc., 6.625%, due 02/01/16	337,450
	60,000	C	DRS Technologies, Inc., 7.625%, due 02/01/18	61,500
	50,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	48,250
	100,000	C	L-3 Communications Corp., 6.125%, due 01/15/14	98,500
	525,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	518,438
	300,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	308,250
				1,645,326
			Agriculture: 0.2%
	300,000	@@, #, C	MHP SA, 10.250%, due 11/30/11	297,000
	435,000	C	Reynolds American, Inc., 7.250%, due 06/01/13	461,408
				758,408
			Apparel: 0.1%
	255,000	C, L	Levi Strauss & Co., 9.750%, due 01/15/15	269,025
	225,000	C, L	Quiksilver, Inc., 6.875%, due 04/15/15	216,563
				485,588
			Auto Parts & Equipment: 0.3%
	500,000	C	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	510,000
	283,668	C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	304,234
	335,000	C, L	Tenneco, Inc., 8.625%, due 11/15/14	339,188
	95,000	C	Tenneco, Inc., 10.250%, due 07/15/13	102,363
				1,255,785
			Banks: 3.5%
EUR	800,000	@@	Banco Bilbao Vizcaya Argentaria SA, 4.250%, due 07/15/14	1,108,732
	$930,000	@@, #, L	Banco BMG SA, 9.150%, due 01/15/16	988,125
	305,000	@@, #, C, L	Banco de Credito del Peru, 6.950%, due 11/07/21	301,950
	395,000	@@, #	Banco Hipotecario SA, 9.750%, due 04/27/16	392,038
	MXN 1,170,000	@@	Banco Invex SA, 6.450%, due 03/13/34	427,975
	$710,000	@@, C	Barclays Bank PLC, 6.278%, due 12/15/49	624,772
	1,000,000	@@, #, C	HBOS PLC, 6.413%, due 10/01/35	887,922
EUR	1,955,000	@@	HBOS Treasury Services PLC, 4.375%, due 07/13/16	2,701,551
EUR	1,230,000	@@	HBOS Treasury Services PLC, 4.500%, due 07/13/21	1,668,123
	$290,000	@@, Z	HSBC Bank PLC, 4.510%, due 07/08/09	268,250
	290,000	@@, Z	HSBC Bank PLC, 10.070%, due 03/09/09	252,793
	920,000	@@, Z	HSBC Bank PLC, 10.870%, due 01/12/10	726,800
	950,000	@@, #, C	ICICI Bank Ltd, 6.625%, due 10/03/12	949,202
	1,000,000	@@, #, C	ICICI Bank Ltd., 6.375%, due 04/30/22	936,731
	360,000	@@, #	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	372,122
EUR	1,620,000		WM Covered Bond Program, 3.875%, due 09/27/11	2,236,339
EUR	1,090,000		WM Covered Bond Program, 4.000%, due 09/27/16	1,451,026
				16,294,451
			Beverages: 0.1%
	BRL 860,000	@@, #, L	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	436,334
	$255,000	C	Constellation Brands, Inc., 7.250%, due 09/01/16	256,275
				692,609
			Building Materials: 0.2%
	455,000	C, L	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	449,313
	85,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	84,363
	350,000	C, L	Nortek, Inc. - Old, 8.500%, due 09/01/14	305,375
	335,000	+, C, L	NTK Holdings, Inc., Discount Note, due 03/01/14	207,700
				1,046,751
			Chemicals: 0.4%
	510,000	@@, #, C, L	Basell AF SCA, 8.375%, due 08/15/15	467,925
	50,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	51,938
	12,642	C	Equistar Chemicals LP, 10.125%, due 09/01/08	13,116
	470,000	C, L	Huntsman International, LLC, 7.375%, due 01/01/15	493,500
	55,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	58,850
	265,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	292,825
	145,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	164,213
	75,000	C	Lyondell Chemical Co., 10.500%, due 06/01/13	81,000
				1,623,367
			Coal: 0.1%
	40,000	C	Massey Energy Co., 6.625%, due 11/15/10	39,300
	450,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	456,750
				496,050
			Commercial Services: 0.7%
	35,000	#, C	ACE Cash Express, Inc., 10.250%, due 10/01/14	35,263
	145,000	C	Aramark Services, Inc., 8.500%, due 02/01/15	148,625
	90,000	#, C	Ashtead Capital, Inc., 9.000%, due 08/15/16	89,213
	85,000	C	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.750%, due 05/15/16	83,725
	35,000	C	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.058%, due 05/15/14	34,300
	250,000	C, L	Cenveo Corp., 7.875%, due 12/01/13	228,750
	85,000	C	Corrections Corp. of America, 6.250%, due 03/15/13	84,150

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
			Commercial Services (continued)
$100,000		C	DI Finance, 9.500%, due 02/15/13	$104,000
275,000		C, L	Education Management, LLC, 10.250%, due 06/01/16	286,000
125,000		C	FTI Consulting, Inc., 7.750%, due 10/01/16	130,000
100,000		C	H&E Equipment Services, Inc., 8.375%, due 07/15/16	98,000
220,000		C	Hertz Corp., 8.875%, due 01/01/14	227,700
140,000		C, L	Hertz Corp., 10.500%, due 01/01/16	151,900
75,000		C	iPayment, Inc., 9.750%, due 05/15/14	72,000
205,000		C	Iron Mountain, Inc., 8.625%, due 04/01/13	208,588
85,000		@@, #, C, L	Quebecor World Capital Corp., 8.750%, due 03/15/16	77,563
100,000		C, L	Rent-A-Center, Inc., 7.500%, due 05/01/10	95,500
900,000		C, L	United Rentals North America, Inc., 7.000%, due 02/15/14	922,500
				3,077,777
			Cosmetics/Personal Care: 0.1%
275,000		C	Elizabeth Arden, Inc., 7.750%, due 01/15/14	272,250
				272,250
			Distribution/Wholesale: 0.0%
185,000		C	SGS International, Inc., 12.000%, due 12/15/13	191,475
				191,475
			Diversified Financial Services: 2.7%
903,743		@@, #, C	Autopistas Del Nordeste, 9.390%, due 04/15/24	917,299
EUR	370,000		BA Covered Bond Issuer, 4.250%, due 04/05/17	503,278
RUB	7,800,000	@@	Bank of Moscow, 7.250%, due 11/25/09	313,151
$810,000		@@, #, C	C10 Capital, Ltd., 6.722%, due 12/31/16	779,345
270,000		#, C	CCM Merger, Inc., 8.000%, due 08/01/13	264,600
400,000		@@, C	Cloverie PLC, 9.838%, due 12/20/10	434,200
BRL	3,700,000	@@, #	Coriolanus Ltd., Discount Note, due 12/31/17	1,427,821
254,000		C	E*Trade Financial Corp., 7.375%, due 09/15/13	238,760
150,000		C	E*Trade Financial Corp., 8.000%, due 06/15/11	150,000
900,000		@@, #	Eirles Two Ltd., 6.793%, due 04/30/12	897,210
270,000		L	General Motors Acceptance Corp., 8.000%, due 11/01/31	265,589
500,000		C	HSBC Finance Capital Trust IX, 5.911%, due 11/30/35	475,340
1,312,468		@@, #	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	1,555,274
240,000		@@, #, C, L	ISA Capital do Brasil SA, 7.875%, due 01/30/12	244,200
300,000		@@, #, C	ISA Capital do Brasil SA, 8.800%, due 01/30/17	315,000
MXN	864,500	@@	JPMorgan Hipotecaria su Casita, 6.100%, due 09/25/35	273,307
RUB	7,600,000	@@, C	JSC RosBank, 8.000%, due 09/30/09	307,262
	50,000		Milacron Escrow Corp., 11.500%, due 05/15/11	47,250
	455,000	@@, #, C	National Gas Co. of Trinidad and Tobago Ltd., 6.050%, due 01/15/36	433,238
	540,000	#, C, L	Pinnacle Foods Finance, LLC, 10.625%, due 04/01/17	508,950
	95,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	99,038
	600,000		SLM Corp., 4.500%, due 07/26/10	562,040
	785,000	+	Tiers Trust, Discount Note, due 06/15/97	354,530
MYR	1,000,000	@@	Transshipment Megahub Bhd, 6.850%, due 11/02/12	329,773
	$190,000	C	Universal City Development Partners, 11.750%, due 04/01/10	199,025
	553,000	+, C	Vanguard Health Holding Co. I, LLC, 12.310%, due 10/01/15	416,133
				12,311,613
			Electric: 1.8%
	75,000	C	AES Corp., 7.750%, due 03/01/14	76,500
	600,000	#, C	AES Corp., 8.750%, due 05/15/13	630,750
	395,000	@@, #, C	Aes Dominicana Energia Finance SA, 11.000%, due 12/13/15	405,863
	240,000	@@, #, C	AES Panama SA, 6.350%, due 12/21/16	235,638
	530,000	#	Edison Mission Energy, 7.000%, due 05/15/17	524,700
	85,000	C	Edison Mission Energy, 7.500%, due 06/15/13	87,550
	120,000	C, L	Edison Mission Energy, 7.750%, due 06/15/16	124,800
BRL	475,000	@@, #	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	299,304
	$465,000	@@, #	Majapahit Holding BV, 7.250%, due 10/17/11	470,813
	430,000	@@, #	Majapahit Holding BV, 7.750%, due 10/17/16	437,525
	1,000,000	C	Mirant Americas Generation, LLC, 8.300%, due 05/01/11	1,015,000
	200,000	C, L	Mirant Americas Generation, LLC, 9.125%, due 05/01/31	200,000
PHP	23,800,000	@@	National Power Corp., 5.875%, due 12/19/16	514,524
	$302,000	@@, #	National Power Corp., 6.875%, due 11/02/16	299,735
	660,000	@@	National Power Corp., 9.625%, due 05/15/28	793,650
	925,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	929,625
	450,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	451,125
	60,000	C	Reliant Energy, Inc., 6.750%, due 12/15/14	60,900
	607,000	C	Sierra Pacific Resources, 6.750%, due 08/15/17	600,171
				8,158,173
			Electronics: 0.0%
	200,000	C	Stoneridge, Inc., 11.500%, due 05/01/12	209,500
				209,500
			Entertainment: 1.0%
	400,000	C	American Casino & Entertainment Properties, LLC, 7.850%, due 02/01/12	413,000
	200,000	+, C	Cinemark, Inc., Discount Note, due 03/15/14	190,000
	380,000	#, C	Greektown Holdings, LLC, 10.750%, due 12/01/13	378,100
	500,000	C	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	450,000
	300,000	+, C	Marquee Holdings, Inc., 12.000%, due 08/15/14	255,000
	40,000	C	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	38,300
	360,000	C	Mohegan Tribal Gaming Authority, 6.875%, due 02/15/15	355,950
	200,000	C	Mohegan Tribal Gaming Authority, 7.125%, due 08/15/14	201,500
	200,000	C	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	205,000
	40,000	C	Penn National Gaming, Inc., 6.750%, due 03/01/15	41,000
	150,000	C	Penn National Gaming, Inc., 6.875%, due 12/01/11	152,625
	600,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	610,500
	120,000	#, C	Pokagon Gaming Authority, 10.375%, due 06/15/14	132,300
	250,000	#, C	Steinway Musical Instruments, 7.000%, due 03/01/14	238,750
	350,000	C	Vail Resorts, Inc., 6.750%, due 02/15/14	343,000
	800,000	+, C	WMG Holdings Corp., 11.930%, due 12/15/14	564,000
				4,569,025
			Environmental Control: 0.1%
	500,000	C, L	Allied Waste North America, Inc., 7.375%, due 04/15/14	505,000
				505,000
			Food: 0.4%
	507,000	C	Albertson’s, Inc., 8.000%, due 05/01/31	517,157
	35,000	C	Del Monte Corp., 6.750%, due 02/15/15	33,775
	160,000	C	Del Monte Corp., 8.625%, due 12/15/12	163,200
	804,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	961,807
	120,000	C	Dole Food Co., Inc., 7.250%, due 06/15/10	114,000
				1,789,939
			Forest Products & Paper: 0.1%
	70,000	@@, C	Catalyst Paper Corp., 7.375%, due 03/01/14	52,500
	200,000	@@, C	Catalyst Paper Corp., 8.625%, due 06/15/11	157,000
	100,000	C	Domtar, Inc., 7.125%, due 08/15/15	96,500
	105,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.106%, due 08/01/14	106,050
				412,050
			Health Care: 0.0%
	105,000	C	Ventas Realty LP, 6.750%, due 04/01/17	105,263
				105,263
			Healthcare — Products: 0.0%
	105,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	109,463
				109,463
			Healthcare — Services: 0.4%
	85,000	C	DaVita, Inc., 6.625%, due 03/15/13	84,788
	570,000	C, L	DaVita, Inc., 7.250%, due 03/15/15	574,275
	770,000	C	HCA, Inc., 6.375%, due 01/15/15	658,350
	195,000	C, L	Healthsouth Corp., 10.750%, due 06/15/16	206,213
	90,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	91,575
	284,000	C, L	Select Medical Corp., 7.625%, due 02/01/15	255,600
	55,000	C	US Oncology, Inc., 9.000%, due 08/15/12	55,688
				1,926,489
			Holding Companies — Diversified: 0.1%
	400,000	@@, C	Stena AB, 7.500%, due 11/01/13	404,000
				404,000
			Home Builders: 0.1%
	300,000	C, L	Beazer Homes USA, Inc., 8.375%, due 04/15/12	237,000
	50,000	C, L	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	36,000
	50,000	C	Standard-Pacific Corp., 7.750%, due 03/15/13	38,750
	200,000	C, L	WCI Communities, Inc., 9.125%, due 05/01/12	165,500
	200,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	149,000
				626,250
			Home Furnishings: 0.0%
	68,000	C, L	Sealy Mattress Co., 8.250%, due 06/15/14	68,850
				68,850

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Hotels: 0.2%
$300,000		L	Felcor Lodging LP, 8.500%, due 06/01/11	$318,000
	50,000	C	Host Hotels & Resorts LP, 6.875%, due 11/01/14	50,125
	200,000	C	Host Marriott LP, 6.375%, due 03/15/15	196,500
	200,000	C	Host Marriott LP, 6.750%, due 06/01/16	199,000
				763,625
			Household Products/Wares: 0.1%
	50,000	C	Church & Dwight Co., Inc., 6.000%, due 12/15/12	48,375
	460,000	C, L	Playtex Products, Inc., 9.375%, due 06/01/11	475,525
				523,900
			Iron/Steel: 0.0%
	200,000	C	AK Steel Corp., 7.750%, due 06/15/12	203,500
				203,500
			Leisure Time: 0.1%
	240,000	C	Leslie’s Poolmart, 7.750%, due 02/01/13	229,200
	100,000	@@, C	NCL Corp., 10.625%, due 07/15/14	101,250
	300,000	C, L	Travelport, LLC, 11.875%, due 09/01/16	315,750
				646,200
			Lodging: 0.8%
	400,000	C	Caesars Entertainment, Inc., 7.875%, due 03/15/10	410,000
	375,000	#, C	French Lick Resorts & Casino, LLC, 10.750%, due 04/15/14	300,000
	300,000	C	Gaylord Entertainment Co., 8.000%, due 11/15/13	305,625
	300,000	C	MGM Mirage, 6.625%, due 07/15/15	286,125
	170,000	C, L	MGM Mirage, 6.750%, due 04/01/13	167,025
	600,000	C, L	MGM Mirage, 8.375%, due 02/01/11	628,500
	372,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	329,220
	90,000	C	Station Casinos, Inc., 6.875%, due 03/01/16	78,750
	500,000	C, L	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	418,750
	726,000	C	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	715,110
				3,639,105
			Machinery — Diversified: 0.1%
	140,000	C	Case New Holland, Inc., 7.125%, due 03/01/14	144,200
	200,000	#, C	Douglas Dynamics, LLC, 7.750%, due 01/15/12	181,000
				325,200
			Media: 1.2%
	400,000	C	Allbritton Communications Co., 7.750%, due 12/15/12	406,000
	300,000	C, L	American Media Operations, Inc., 10.250%, due 05/01/09	267,750
	175,000	C	CCH I, LLC, 11.000%, due 10/01/15	178,063
	15,000		CSC Holdings, Inc., 7.625%, due 04/01/11	15,113
	220,000	C	Dex Media East, LLC, 12.125%, due 11/15/12	235,400
	225,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	240,469
	680,000	C	Dex Media, Inc., 8.000%, due 11/15/13	688,500
	565,000	C	Idearc, Inc., 8.000%, due 11/15/16	566,413
	240,000	#, C	ION Media Networks, Inc., 11.610%, due 01/15/13	245,400
	55,000	C, L	LIN Television Corp., 6.500%, due 05/15/13	53,763
	850,000	C	Medianews Group, Inc., 6.875%, due 10/01/13	650,250
	590,000	C, L	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	626,875
	340,000	+, C, L	Nielsen Finance LLC/Nielsen Finance Co., 12.500%, due 08/01/16	239,700
	340,000	C	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	349,350
	70,000	C	Sirius Satellite Radio, Inc., 9.625%, due 08/01/13	69,825
	300,000	C	Vertis, Inc., 9.750%, due 04/01/09	306,000
	100,000	C, L	Vertis, Inc., 10.875%, due 06/15/09	96,750
	340,000	C, L	Xm Satellite Radio, Inc., 9.750%, due 05/01/14	342,550
				5,578,171
			Mining: 0.9%
	1,700,000	@@, #, L	ALROSA Finance SA, 8.875%, due 11/17/14	1,873,230
	1,420,000	@@	ALROSA Finance SA, 8.875%, due 11/17/14	1,563,235
	505,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	552,975
	350,000	@@, C	Novelis, Inc., 7.250%, due 02/15/15	339,500
				4,328,940
			Miscellaneous Manufacturing: 0.3%
	90,000	@@, #, C	Bombardier, Inc., 8.000%, due 11/15/14	94,725
	70,000	C	Koppers, Inc., 9.875%, due 10/15/13	74,375
	190,000	C, L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	203,300
	323,000	C, L	Sally Holdings, LLC, 9.250%, due 11/15/14	327,845
	199,000	C, L	Sally Holdings, LLC, 10.500%, due 11/15/16	199,995
	268,000	C	Trimas Corp., 9.875%, due 06/15/12	274,700
				1,174,940
			Multi-National: 0.1%
NGN	46,000,000	@@	African Development Bank, 9.250%, due 01/18/08	391,808
				391,808
			Municipal: 0.1%
COP	516,000,000	@@, #	Santa Fe de Bogota DC, 9.750%, due 07/26/28	246,999
				246,999
			Oil & Gas: 1.9%
$50,000		C	Berry Petroleum Co., 8.250%, due 11/01/16	50,750
	850,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	854,250
	365,000	@@, C	Compton Petroleum Finance Corp., 7.625%, due 12/01/13	354,050
	120,000	C	Forest Oil Corp., 8.000%, due 12/15/11	125,100
	200,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	197,500
	2,430,000	@@, #, C	Gazprom OAO, 7.288%, due 08/16/37	2,596,455
	600,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	592,500
	85,000	C, L	Pogo Producing Co., 7.875%, due 05/01/13	88,400
	65,000	C	Premcor Refining Group, Inc., 9.500%, due 02/01/13	68,642
	270,000	C	Quicksilver Resources, Inc., 7.125%, due 04/01/16	267,300
	140,000	C	Range Resources Corp., 6.375%, due 03/15/15	137,200
	350,000	C	Range Resources Corp., 7.500%, due 05/15/16	358,750
	325,000	C	Sabine Pass LNG LP, 7.250%, due 11/30/13	321,750
	545,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	539,550
	650,000	C	Stone Energy Corp., 6.750%, due 12/15/14	604,500
	572,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	566,223
	140,000	C	Tesoro Corp., 6.250%, due 11/01/12	141,050
	340,000	C	Tesoro Corp., 6.625%, due 11/01/15	341,700
	700,000	C	Whiting Petroleum Corp., 7.250%, due 05/01/12	691,250
				8,896,920
			Oil & Gas Services: 0.0%
	85,000	C, L	Basic Energy Services, Inc., 7.125%, due 04/15/16	83,088
				83,088
			Packaging & Containers: 0.6%
	275,000	C	Ball Corp., 6.625%, due 03/15/18	270,875
	225,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	231,188
	250,000	C	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	259,375
	180,000	C, L	Graham Packaging Co., Inc., 9.875%, due 10/15/14	179,100
	160,000	C, L	Graphic Packaging International Corp., 8.500%, due 08/15/11	163,600
	85,000	C, L	Graphic Packaging International Corp., 9.500%, due 08/15/13	87,763
	200,000	C	Owens Brockway Glass Container, Inc., 8.250%, due 05/15/13	208,000
	72,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	75,330
	418,000	C	Owens Brockway Glass Container, Inc., 8.875%, due 02/15/09	426,360
	295,000	@@, C, L	Vitro SAB de CV, 8.625%, due 02/01/12	292,050
	505,000	@@, C	Vitro SAB de CV, 9.125%, due 02/01/17	498,688
				2,692,329
			Pharmaceuticals: 0.1%
	85,000	@@, C, L	Angiotech Pharmaceuticals, Inc., 7.750%, due 04/01/14	78,200
	75,000	C	Omnicare, Inc., 6.750%, due 12/15/13	70,313
	90,000	C	Omnicare, Inc., 6.875%, due 12/15/15	83,700
				232,213
			Pipelines: 0.4%
	90,000	C, L	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	89,100
	50,000	C	Copano Energy, LLC, 8.125%, due 03/01/16	51,125
	200,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	197,500
	210,000	C, L	Dynegy Holdings, Inc., 8.750%, due 02/15/12	217,875
	134	#, C	Kern River Funding Corp., 4.893%, due 04/30/18	133
	919,000	C	Kinder Morgan Energy Partners LP, 7.300%, due 08/15/33	965,812
	35,000	C	Pacific Energy Partners LP, 6.250%, due 09/15/15	33,774
	185,000	#, C	Targa Resources, Inc., 8.500%, due 11/01/13	185,925
				1,741,244
			Retail: 0.4%
	430,000	C, L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	404,200
	70,000	C, L	Buffets, Inc., 12.500%, due 11/01/14	49,350
	400,000	#, C, L	Claire’s Stores, Inc., 10.500%, due 06/01/17	310,000
	155,000	C, L	Inergy LP, 8.250%, due 03/01/16	160,813
	355,000	&, C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	379,850
	180,000	C, L	Neiman-Marcus Group, Inc., 10.375%, due 10/15/15	197,100
	300,000	C	Rite Aid Corp., 8.125%, due 05/01/10	302,250
				1,803,563

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Telecommunications: 2.1%
MXN	8,400,000	@@, #	America Movil SA de CV, 8.460%, due 12/18/36	$756,005
	$42,000	C	American Cellular Corp., 10.000%, due 08/01/11	44,100
	1,000,000	C	American Tower Corp., 7.125%, due 10/15/12	1,027,500
	30,000	C	American Tower Corp., 7.500%, due 05/01/12	30,975
	685,000	C	Citizens Communications Co., 6.250%, due 01/15/13	671,300
	50,000	C	Dobson Cellular Systems, 8.375%, due 11/01/11	53,313
	300,000	C	Dobson Communications Corp., 8.875%, due 10/01/13	321,000
	55,000	C	Dobson Communications Corp., 9.610%, due 10/15/12	56,238
	45,000	@@, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	48,431
	800,000	C	Intelsat Corp., 9.000%, due 08/15/14	828,000
	180,000	C	Intelsat Corp., 9.000%, due 06/15/16	186,300
	100,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	102,000
	255,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	261,375
	2,445,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	2,486,896
	80,000	@@, C	NTL Cable PLC, 9.125%, due 08/15/16	83,400
	620,000	C	Qwest Corp., 8.875%, due 03/15/12	679,675
	400,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	420,000
PEN	1,194,600	@@, #	Telefonica del Peru SAA, 8.000%, due 04/11/16	414,704
	$310,000	C	West Corp., 9.500%, due 10/15/14	321,625
	135,000	C, L	West Corp., 11.000%, due 10/15/16	142,425
	450,000	C	Windstream Corp., 8.125%, due 08/01/13	475,875
	210,000	C	Windstream Corp., 8.625%, due 08/01/16	224,963
				9,636,100
			Textiles: 0.0%
	140,000	#, C, L	Invista, 9.250%, due 05/01/12	147,700
				147,700
			Transportation: 0.2%
	100,000	C	PHI, Inc., 7.125%, due 04/15/13	96,500
	870,000	@@, #, C	TGI International Ltd., 9.500%, due 10/03/17	870,000
				966,500
			Trucking & Leasing: 0.0%
	170,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	170,425
	135,000			170,425
	450,000		Total Corporate Bonds/Notes
	210,000		(Cost $105,095,752)	105,543,188
U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.3%
			Federal Home Loan Mortgage Corporation: 4.5%
	592,434	C, ^	0.398%, due 07/15/25	24,720
	258,510	C, ^	0.398%, due 02/15/26	10,404
	852,369	C, ^	0.398%, due 07/15/35	35,086
	312,249	C, ^	1.498%, due 04/15/33	18,342
	753,623	C, ^	1.898%, due 03/15/29	58,002
	829,152	C, ^	1.948%, due 03/15/29	62,429
	1,008,199	C, ^	3.198%, due 08/15/29	109,708
	115,242	C	3.291%, due 06/15/34	117,470
	896,832	C	3.300%, due 11/15/26	877,486
	196,672	C	3.500%, due 09/15/25	193,605
	194,468	C	3.657%, due 08/15/35	201,772
	475,558		4.500%, due 02/01/18	459,667
	894,026		4.500%, due 05/01/19	861,665
	214,669		4.500%, due 02/01/20	206,731
	3,350,000	L	4.625%, due 10/25/12	3,349,967
	48,384		5.000%, due 01/01/20	47,447
	341,266		5.000%, due 02/01/20	334,660
	764,000	C	5.000%, due 09/15/23	719,323
	299,362	C	5.000%, due 04/15/24	299,441
	628,602		5.000%, due 08/01/33	601,801
	160,791		5.000%, due 12/01/34	153,936
	927,000	C	5.000%, due 02/15/35	854,109
	620,000		5.250%, due 05/21/09	628,136
	250,469		5.500%, due 01/01/18	250,555
	631,438	C	5.500%, due 11/15/25	634,332
	433,999		5.500%, due 12/01/32	426,391
	451,806		5.500%, due 12/01/34	443,392
	587,469		6.000%, due 04/01/17	596,281
	222,118	C	6.000%, due 05/15/17	228,390
	940,909		6.000%, due 09/01/24	948,141
	400,197	C	6.000%, due 05/15/31	404,192
	102,262	^	6.000%, due 12/01/31	25,553
	181,328	^	6.000%, due 12/15/32	45,903
	149,778		6.000%, due 03/01/33	150,644
	299,556	^	6.000%, due 03/01/33	75,511
	253,176		6.000%, due 02/01/34	254,064
	312,091	C	6.203%, due 02/15/29	313,484
	510,866	C	6.253%, due 01/15/33	515,391
	65,063		6.500%, due 04/01/18	66,811
	386,193		6.500%, due 04/01/21	396,813
	122,473		6.500%, due 02/01/22	125,740
	125,222		6.500%, due 09/01/22	128,563
	462,427	C	6.500%, due 12/15/23	477,719
	221,616	C	6.500%, due 04/15/28	228,083
	86,812	C	6.500%, due 06/15/31	89,787
	351,352	C	6.500%, due 06/15/32	361,938
	37,381		6.500%, due 08/01/32	38,313
	120,945		6.500%, due 07/01/34	123,514
	155,034	C	6.703%, due 08/15/31	157,494
	128,698	C	6.703%, due 02/15/32	131,413
	759,154	C	6.733%, due 02/15/32	775,848
	397,054	C	6.750%, due 02/15/24	414,723
	124,899	C	6.753%, due 02/15/32	127,848
	230,804	C	6.753%, due 03/15/32	237,202
	532,837	C	7.000%, due 09/15/26	544,677
	88,385	C, ^	7.000%, due 03/15/28	16,105
	520,073	C, ^	7.000%, due 04/15/28	89,023
	457,547	C	7.500%, due 09/15/22	478,819
				20,548,564
			Federal National Mortgage Corporation: 15.9%
	2,899,684	^	0.919%, due 10/25/35	128,085
	836,063	^	1.339%, due 08/25/36	56,319
	428,914	^	1.569%, due 05/25/35	22,748
	784,946	^	1.569%, due 10/25/35	50,285
	704,892	^	1.569%, due 12/25/35	43,340
	161,339	^	1.569%, due 12/25/36	10,017
	377,077	^	1.619%, due 08/25/25	24,664
	153,718	^	1.619%, due 05/25/35	8,637
	1,587,114	^	2.069%, due 05/25/36	132,286
	716,240	^	2.099%, due 09/25/36	47,354
	1,192,816	^	2.619%, due 07/25/31	115,117
	635,127	^	2.619%, due 02/25/32	56,343
	262,679	^	2.819%, due 07/25/32	24,896
	896,048	^	2.969%, due 12/25/33	118,796
	241,500		3.000%, due 04/25/13	239,014
	107,906		3.000%, due 06/25/22	106,981
	152,477	^	3.119%, due 02/25/33	17,983
	98,211	C	3.500%, due 10/15/22	97,237
	108,302	C	4.000%, due 05/15/24	107,503
	231,371		4.000%, due 03/25/25	229,074
	182,997		4.047%, due 05/25/35	170,881
	640,000		4.500%, due 11/25/14	633,238
	770,000		4.500%, due 05/25/15	761,873
	1,413,897		4.500%, due 09/01/18	1,365,447
	290,451		4.500%, due 01/01/19	280,498
	100,752		4.500%, due 03/01/19	97,300
	920,749		4.500%, due 11/01/19	888,235
	344,950		4.500%, due 02/01/20	332,567
	1,444,717		4.500%, due 06/01/20	1,392,855
	585,390		4.500%, due 08/01/20	565,330
	426,476		4.500%, due 07/25/24	424,082
	400,000		4.500%, due 08/25/25	365,969

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
$2,050,000	L	4.625%, due 01/15/08	$2,048,145
1,000,000	L	5.000%, due 10/15/11	1,016,494
2,134,278		5.000%, due 12/01/17	2,100,221
244,441		5.000%, due 02/01/18	240,319
931,469		5.000%, due 03/01/18	915,759
793,241		5.000%, due 04/01/18	779,862
235,362		5.000%, due 06/01/18	231,392
258,161		5.000%, due 07/01/18	254,041
280,000	W	5.000%, due 10/15/18	274,444
344,222		5.000%, due 11/01/18	338,416
563,902		5.000%, due 08/01/19	553,840
1,052,975		5.000%, due 09/01/20	1,034,547
187,367		5.000%, due 12/01/32	179,631
831,883		5.000%, due 06/01/33	796,465
248,592		5.000%, due 07/01/33	238,008
467,892		5.000%, due 08/01/33	447,971
1,996,651		5.000%, due 11/01/33	1,911,641
241,211		5.000%, due 03/01/34	230,941
211,504		5.000%, due 04/01/34	202,499
2,054,756		5.000%, due 08/01/34	1,960,297
323,064		5.000%, due 09/01/35	309,309
787,324		5.385%, due 06/25/36	784,806
140,000	W	5.500%, due 10/15/18	139,672
324,921		5.500%, due 09/01/19	324,601
698,000		5.500%, due 03/25/23	678,806
992,000		5.500%, due 04/25/23	963,344
413,302		5.500%, due 09/01/24	408,798
160,000		5.500%, due 11/25/25	155,871
1,140,315		5.500%, due 08/25/26	1,143,840
454,400		5.500%, due 12/25/26	456,491
536,593		5.500%, due 08/25/27	538,882
4,248,927		5.500%, due 01/01/33	4,175,747
5,140,381		5.500%, due 02/01/33	5,051,846
179,849		5.500%, due 03/01/33	176,691
503,029	^	5.500%, due 05/01/33	132,020
197,163		5.500%, due 06/01/33	193,701
1,588,674	^	5.500%, due 06/25/33	318,589
3,655,419		5.500%, due 07/01/33	3,591,234
761,459	^	5.500%, due 07/01/33	175,953
2,309,841		5.500%, due 08/01/33	2,269,283
238,192		5.500%, due 11/01/33	234,010
144,311		5.500%, due 12/01/33	141,777
290,257		5.500%, due 02/01/34	284,931
425,000	W	5.500%, due 10/15/35	416,301
47,553		5.531%, due 11/25/33	47,692
1,443,107		5.631%, due 12/25/31	1,453,758
177,709		5.752%, due 03/25/36	184,773
3,548,000	L	6.000%, due 05/15/11	3,728,313
222,974		6.000%, due 03/25/17	229,076
307,957		6.000%, due 06/01/17	312,771
369,212		6.000%, due 12/01/18	375,023
2,864,000	W	6.000%, due 10/15/20	2,902,037
208,286		6.000%, due 05/01/21	211,110
610,000		6.000%, due 04/25/23	617,016
679,735		6.000%, due 07/01/24	685,164
98,366		6.000%, due 09/01/24	99,151
438,557		6.000%, due 12/01/28	442,433
864,980		6.000%, due 11/01/29	873,775
307,474		6.000%, due 01/25/32	312,679
954,727		6.000%, due 09/01/32	960,494
204,084		6.000%, due 11/01/32	205,588
434,684	^	6.000%, due 02/01/33	101,023
447,707	^	6.000%, due 03/01/33	111,730
722,155		6.000%, due 04/01/33	725,916
1,245,233		6.000%, due 10/01/33	1,252,755
351,233	^	6.000%, due 10/01/33	89,823
651,792	^	6.000%, due 12/01/33	166,877
99,000	W	6.000%, due 10/15/34	99,139
809,005	^	6.000%, due 08/01/35	185,511
302,396	^	6.000%, due 09/01/35	69,840
90,504		6.114%, due 10/18/32	91,236
280,000		6.131%, due 12/25/31	283,988
178,579		6.131%, due 04/25/32	182,820
746,635		6.131%, due 09/25/32	759,160
373,327		6.131%, due 12/25/32	381,509
106,941		6.500%, due 05/01/17	109,625
510,183		6.500%, due 06/01/17	523,677
346,622		6.500%, due 10/25/28	359,553
270,336		6.500%, due 11/01/28	277,762
141,581		6.500%, due 12/01/28	145,470
130,069		6.500%, due 04/25/29	135,120
228,601		6.500%, due 11/25/29	237,218
773,137		6.500%, due 12/01/29	795,594
424,098		6.500%, due 09/25/30	439,776
235,819		6.500%, due 04/01/31	242,297
238,647		6.500%, due 10/25/31	244,339
115,007		6.500%, due 01/25/32	118,086
1,500,170	^	6.500%, due 02/01/32	374,843
276,315		6.500%, due 04/25/32	285,871
128,122	C	6.753%, due 02/15/32	131,671
34,420		7.000%, due 09/01/14	35,622
118,941		7.000%, due 11/01/17	123,112
210,608	^	7.000%, due 02/01/28	55,741
135,152		7.000%, due 01/01/30	140,785
703,334		7.000%, due 12/01/32	733,149
278,818	^	7.000%, due 03/25/33	70,348
327,264		7.000%, due 04/01/33	340,904
222,108	^	7.000%, due 04/25/33	51,238
635,465		7.000%, due 04/01/34	662,225
288,204	^	7.500%, due 01/01/24	77,781
161,699		7.500%, due 09/01/32	169,566
371,807		7.500%, due 01/01/33	390,145
			73,150,088
		Government National Mortgage Association: 0.7%
467,243		5.000%, due 04/15/34	452,674
331,574		5.500%, due 04/15/33	327,464
73,553		5.500%, due 07/15/33	72,641
146,754		5.500%, due 04/15/34	144,885
358,885		6.000%, due 10/20/34	361,134
602,459	C	6.500%, due 12/16/31	624,934
127,509		6.500%, due 02/20/35	130,135
247,460	C	8.000%, due 01/16/30	262,798
995,984	C	8.000%, due 02/16/30	1,061,327
			3,437,992
		Other U.S. Agency Obligations: 0.2%
2,233,000	Z	Resolution Funding Corp., 7.070%, due 01/15/21	1,142,729
			1,142,729
		Total U.S. Government Agency Obligations
		(Cost $98,239,268)	98,279,373
U.S. TREASURY OBLIGATIONS: 0.3%
		U.S. Treasury Bonds: 0.1%
55,000		4.500%, due 02/15/36	52,160
310,000		5.375%, due 02/15/31	331,942
			384,102
		U.S. Treasury Notes: 0.2%
1,000,000	L	4.250%, due 11/30/07	1,000,704
			1,000,704
		Total U.S. Treasury Obligations
		(Cost $1,390,832)	1,384,806

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
ASSET-BACKED SECURITIES: 1.8%
			Automobile Asset-Backed Securities: 0.4%
	$40,000	#, C	AESOP Funding II, LLC, 5.556%, due 04/20/09	$39,976
	120,895	C	BMW Vehicle Owner Trust, 5.300%, due 05/26/09	120,798
	1,210,000	C	Capital One Prime Auto Receivables Trust, 5.773%, due 04/15/11	1,203,834
	208,131	C	Daimler Chrysler Auto Trust, 5.250%, due 05/08/09	208,113
	3,504	C	Ford Credit Auto Owner Trust, 3.480%, due 11/15/08	3,502
	150,000	@@, #, C	Taganka Car Loan Finance PLC, 9.100%, due 11/14/13	150,000
				1,726,223
			Home Equity Asset-Backed Securities: 0.4%
	140,000	C	ACE Securities Corp., 5.311%, due 11/25/35	139,164
	130,000	C	Ameriquest Mortgage Securities, Inc., 5.231%, due 10/25/36	127,909
	226,496	C	Argent Securities, Inc., 5.611%, due 05/25/34	223,677
	250,000	C	Centex Home Equity, 5.231%, due 06/25/36	248,230
	100,557	C	HFC Home Equity Loan Asset-Backed Certificates, 5.798%, due 01/20/35	98,166
	90,000	C	Household Home Equity Loan Trust, 5.606%, due 03/20/36	88,772
	310,000	C	MASTR Asset-Backed Securities Trust, 5.231%, due 08/25/36	304,154
	330,000	C	Option One Mortgage Loan Trust, 5.231%, due 07/25/36	325,433
	240,000	C	Residential Asset Securities Corp., 5.231%, due 09/25/36	235,910
				1,791,415
			Other Asset-Backed Securities: 1.0%
	200,000	C	Argent Securities, Inc., 5.231%, due 06/25/36	198,144
	127,239	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 5.411%, due 02/25/33	127,330
	140,000	C	Citigroup Mortgage Loan Trust, Inc., 5.231%, due 10/25/36	137,558
	70,000	C	Citigroup Mortgage Loan Trust, Inc., 5.536%, due 03/25/36	69,862
	230,000	C	Countrywide Asset-Backed Certificates, 5.251%, due 06/25/37	225,133
	38,053	C	Countrywide Asset-Backed Certificates, 5.331%, due 05/25/36	37,992
	60,000	C	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	59,412
	370,000	C	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	365,917
	50,655	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.181%, due 04/25/36	50,431
	190,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.221%, due 07/25/36	186,477
	100,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.241%, due 06/25/36	97,813
	410,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.341%, due 11/25/35	404,191
	930,000	@@, #, C	ICE EM CLO, 8.400%, due 08/15/22	869,550
	930,000	@@, #, C	ICE EM CLO, 10.400%, due 08/15/22	855,600
	90,627	C	Lehman XS Trust, 5.180%, due 08/25/35	90,633
	5,466	C	Popular Mortgage Pass-Through Trust, 4.415%, due 04/25/35	5,447
	100,000	C	Popular Mortgage Pass-Through Trust, 5.680%, due 01/25/36	99,336
	26,216	C	Residential Asset Mortgage Products, Inc., 4.450%, due 07/25/28	26,101
	58,714	C	Residential Asset Mortgage Products, Inc., 5.211%, due 07/25/36	58,506
	316,054	C	Specialty Underwriting & Residential Finance, 5.381%, due 06/25/36	315,025
	210,000	@@, #	Start CLO Ltd., 22.720%, due 06/07/11	210,000
	39,075	C	Structured Asset Investment Loan Trust, 5.191%, due 04/25/36	38,960
	47,496	C	Structured Asset Securities Corp., 5.180%, due 03/25/35	47,571
	190,000	C	Wells Fargo Home Equity Trust, 5.231%, due 07/25/36	187,782
				4,764,771
			Total Asset-Backed Securities
			(Cost $8,479,352)	8,282,409
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2%
	290,000	C	Banc of America Commercial Mortgage, Inc., 4.501%, due 07/10/43	286,097
	400,000	C	Banc of America Commercial Mortgage, Inc., 5.317%, due 09/10/47	401,115
	612,680	C	Banc of America Mortgage Securities, Inc., 4.350%, due 06/25/33	618,521
	91,179	C	Chaseflex Trust, 5.231%, due 09/25/36	91,088
	560,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, due 12/11/49	558,086
	1,123,163	C	Countrywide Alternative Loan Trust, 5.500%, due 05/25/37	1,119,581
	330,343	C	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	334,311
	952,454	C	Countrywide Home Loan Mortgage Pass-Through Trust, 4.127%, due 01/19/34	955,987
	486,493	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	484,962
	47,198	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.360%, due 07/25/36	47,266
	160,445	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 5.961%, due 06/25/36, 5.961%, due 06/25/36	160,499
	325,676	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	328,086
	213,130	@@	Dominican Republic, 9.040%, due 01/23/18	232,781
	245,455	C	First Horizon Alternative Mortgage Securities, 5.500%, due 04/25/37	245,078
	161,884	C	First Union-Lehman Brothers-Bank of America, 6.560%, due 11/18/35	162,181
	170,000	C	GE Capital Commercial Mortgage Corp., 4.853%, due 07/10/45	169,257
	233,000	C	GMAC Commercial Mortgage Securities, Inc., 7.213%, due 05/15/30	234,494
	80,000	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	78,871
	408,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	409,005
	420,000	C	Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39	421,289
	390,000	C	GS Mortgage Securities Corp. II, 5.479%, due 11/10/39	393,801
	70,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.575%, due 07/15/42	69,176
	240,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.790%, due 10/15/42	238,326
	490,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	489,110
	200,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	199,537
	460,000	C	LB-UBS Commercial Mortgage Trust, 5.318%, due 02/15/40	460,860
	20,354	C	MASTR Alternative Loans Trust, 4.700%, due 08/25/34	20,291
	36,816	C	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	36,900
	1,054,135	C	MASTR Asset Securitization Trust, 5.581%, due 10/25/36	1,040,220
	147,843	C	Mirant Mid Atlantic, LLC, 8.625%, due 06/30/12	153,818
	537,708	C	Nomura Asset Securities Corp., 6.590%, due 03/15/30	539,745
EUR	819,959	@@	Piazza Vittoria Finance Srl, 4.690%, due 07/20/10	1,165,239
	$108,628	C	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	109,078
	946,400	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/37	948,959
	199,485	C	Residential Accredit Loans, Inc., 6.000%, due 05/25/36	199,535
	279,478	C	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	279,707
	322,609	C	Residential Asset Securitization Trust, 6.000%, due 09/25/36	322,918
	150,000	C	Wachovia Bank Commercial Mortgage Trust, 4.782%, due 03/15/42	149,194
	296,000	C	Wachovia Bank Commercial Mortgage Trust, 5.275%, due 11/15/48	296,196
	361,925	C	Washington Mutual Mortgage Pass-Through Certificates, 4.047%, due 09/25/33	358,244
	19,034	C	Washington Mutual Mortgage Pass-Through Certificates, 5.381%, due 07/25/45	18,973
			Total Collateralized Mortgage Obligations
			(Cost $14,744,217)	14,828,382
OTHER BONDS: 19.5%
			Foreign Government Bonds: 19.5%
EGP	1,710,000	@@, #	Arab Republic of Egypt, 8.750%, due 07/18/12	313,691
	$1,290,000	@@	Argentina Government International Bond, Discount Note, due 12/15/35	168,345
ARS	7,983,000	@@, L, X	Argentina Government International Bond, 2.000%, due 09/30/14	2,563,273
ARS	963,600	@@	Argentina Government International Bond, 2.000%, due 02/04/18	461,990
	$536,250	@@, X	Argentina Government International Bond, 5.389%, due 08/03/12	394,980
	2,026,000	@@	Argentina Government International Bond, 7.000%, due 03/28/11	1,901,908
	250,000	@@	Argentina Government International Bond, 7.000%, due 09/12/13	218,063
	150,000	@@	Argentina Government International Bond, 7.000%, due 10/03/15	123,000
EUR	570,000	@@, #	Austria Government International Bond, 4.000%, due 09/15/16	789,840
EUR	555,000	@@	Belgium Government International Bond, 5.000%, due 03/28/35	826,431
	$3,025,000	@@, X	Brazil Government International Bond, 8.000%, due 01/15/18	3,380,438
	2,235,000	@@	Brazil Government International Bond, 8.875%, due 10/14/19	2,788,163
EUR	2,235,000	@@	Bundesrepublik Deutschland, 4.000%, due 01/04/37	2,892,615
	$80,000	@@	Colombia Government International Bond, 10.750%, due 01/15/13	98,000
	303,000	@@	Costa Rica Government International Bond, 9.995%, due 08/01/20	396,173
	710,000	@@, C	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 8.400%, due 02/09/16	699,350
DKK	1,255,000	@@	Denmark Government International Bond, 4.000%, due 08/15/08	239,226
EUR	1,235,000	@@	Deutsche Bundesrepublik, 3.750%, due 07/04/13	1,721,200
	$326,061	@@, #	Dominican Republic International Bond, 9.500%, due 09/27/11	346,928
	810,000	@@, #	El Salvador Government International Bond, 7.650%, due 06/15/35	911,250
	1,260,000	@@, C	Federative Republic of Brazil, 6.000%, due 01/17/17	1,280,160
	585,000	@@	Federative Republic of Brazil, 8.750%, due 02/04/25	749,941
EUR	1,560,000	@@	France Government International Bond OAT, 3.250%, due 04/25/16	2,048,614
EUR	1,825,000	@@	France Government International Bond OAT, 4.000%, due 10/25/38	2,325,871
EUR	1,285,000	@@	Hellenic Republic Government International Bond, 4.600%, due 05/20/13	1,850,971
	$930,000	@@, #	Indonesia Government International Bond, 6.750%, due 03/10/14	960,225
	555,000	@@, #, L	Indonesia Government International Bond, 7.250%, due 04/20/15	589,688
	480,000	@@, #, L	Indonesia Government International Bond, 8.500%, due 10/12/35	567,600
ILS	3,700,000	@@, X	Israel Government International Bond, 7.500%, due 03/31/14	1,054,564
EUR	3,900,000	@@	Italy Certificati di Credito del Tesoro, 4.400%, due 07/01/09	5,584,203
JPY	411,000,000	@@	Japan Government International Bond, 0.800%, due 01/15/09	3,580,922
JPY	192,000,000	@@	Japan Government International Bond, 0.900%, due 12/20/12	1,643,844
JPY	204,000,000	@@	Japan Government International Bond, 1.500%, due 03/20/15	1,785,130
JPY	276,000,000	@@	Japan Government International Bond, 2.300%, due 12/20/36	2,347,784
MYR	1,920,000	@@	Johor Corp., 1.000%, due 07/31/12	585,102

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
MYR	2,280,000	@@	Malaysian Government International Bond, 4.720%, due 09/30/15	$716,983
EUR	805,000	@@	Netherlands Government International Bond, 5.000%, due 07/15/11	1,180,456
AUD	1,715,000	@@	New South Wales Treasury Corp., 5.500%, due 03/01/17	1,403,988
AUD	4,440,000	@@	New South Wales Treasury Corp., 6.000%, due 10/01/09	3,883,360
NGN	12,700,000	@@	Nigeria Government International Bond, 12.500%, due 02/24/09	107,179
NGN	40,200,000	@@	Nigeria Government International Bond, 12.740%, due 10/27/13	353,773
NGN	31,000,000	@@	Nigeria Government International Bond, 12.990%, due 09/29/11	280,411
NGN	17,740,000	@@	Nigeria Government International Bond, 13.500%, due 09/11/11	128,853
NGN	50,900,000	@@	Nigeria Treasury Bond, 11.990%, due 12/22/13	457,181
	$1,685,000	@@	Oriental Republic of Uruguay, 7.625%, due 03/21/36	1,807,163
	1,914,000	@@	Panama Government International Bond, 7.250%, due 03/15/15	2,057,550
	450,000	@@	Panama Government International Bond, 9.375%, due 04/01/29	605,250
PEN	2,310,000	@@	Peru Bono Soberano, 8.600%, due 08/12/17	872,700
PEN	3,335,000	@@	Peru Government International Bond, 9.910%, due 05/05/15	1,326,215
PEN	270,000	@@	Peru Government International Bond, 12.250%, due 08/10/11	106,188
	$745,000	@@	Philippine Government International Bond, 9.000%, due 02/15/13	853,025
PLN	2,650,000	@@	Poland Government International Bond, 5.000%, due 10/24/13	971,110
PLN	635,000	@@	Poland Government International Bond, 5.750%, due 09/23/22	240,752
	$375,000	@@, #	Provincia Del Neuquen Titulo Provincial, 8.656%, due 10/18/14	380,625
	730,000	@@, L	Republic of Colombia, 7.375%, due 09/18/37	804,825
	585,000	@@	Republic of Colombia, 8.125%, due 05/21/24	684,450
COP	3,183,000,000	@@	Republic of Colombia, 12.000%, due 10/22/15	1,773,683
	$500,000	@@, #	Republic of Ghana, 8.500%, due 10/04/17	500,000
	240,000	@@	Republic of Panama, 8.875%, due 09/30/27	309,168
	1,345,000	@@	Republic of Turkey, 6.750%, due 04/03/18	1,335,047
	1,665,000	@@	Republic of Turkey, 7.000%, due 09/26/16	1,703,162
UYU	11,880,000	@@	Republica Orient Uruguay, 5.000%, due 09/14/18	625,230
EUR	785,000	@@	Spain Government International Bond, 3.800%, due 01/31/17	1,067,522
EUR	1,480,000	@@, Z	Spain Letras del Tesoro, 3.970%, due 10/19/07	2,106,124
	$650,000	@@, L	Turkey Government International Bond, 7.250%, due 03/15/15	680,875
TRY	3,885,000	@@	Turkey Government International Bond, 16.000%, due 03/07/12	3,282,562
TRY	990,000	@@, Z	Turkey Government International Bond, 17.270%, due 08/13/08	714,203
GBP	930,000	@@	United Kingdom Gilt, 4.000%, due 03/07/09	1,875,713
GBP	900,000	@@	United Kingdom Gilt, 5.000%, due 03/07/08	1,839,378
GBP	1,035,000	@@	United Kingdom Gilt, 6.000%, due 12/07/28	2,460,154
UYU	9,900,000	@@, X	Uruguay Government International Bond, 4.250%, due 04/05/27	453,795
	$1,415,000	@@	Uruguay Government International Bond, 8.000%, due 11/18/22	1,577,725
			Total Other Bonds
			(Cost $84,973,020)	89,715,861
STRUCTURED PRODUCTS: 15.1%
			Structured Products: 15.1%
EUR	250,000	@@, #	Aiolos Ltd. Floating Rate Catastrophe Linked Nts., 3-month EUR-EURIBOR +4.750%, 04/08/09	358,696
	$250,000	@@, #	Akibare Floating Rate Note, 3-month USD LIBOR +2.950%, 05/22/12	253,675
	250,000	@@, #	Calabash Re Ltd. Class A-1 Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR, 06/01/09	262,163
	250,000	@@, #	Cascadia Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.125%, 06/13/08	250,338
	250,000	@@, #	Cat-Mex Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +2.350%, 05/19/09	247,475
	300,000	@@, #	Champlain Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month US-LIBOR +12.750%, 01/7/09	308,640
ARS	281,000	@@	Citigroup Funding Inc. - Argentina Inflation-Indexed Currency and Credit Linked Unsecured Nts., [Ref ARS Amt x 1.4765604 Ref Fact x (Change in CER Inflation Index x 4% x (30/360))]/FX Rate, 05/18/09	255,373
ARS	170,000	@@	Citigroup Funding Inc. - Argentina Unsecured Inflation Indexed Currency and Credit Linked Nts., Ref Amt x 1.477 Ref Fact x Change in CER Inflation Index x 4.000%, 05/22/08	154,532
CO	410,000,000	@@	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.000%, 07/27/20	214,974
DOP	10,200,000	@@	Citigroup Funding Inc. - Dominican Republic Coupon Bearing Local Market Credit Linked Unsecured Notes, 15.000%, 03/12/12	313,824
DOP	6,910,000	@@	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.696%*, 03/10/08	199,163
DOP	119,270,000	@@	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.826%*, 03/20/08	8,094,691
DOP	4,230,000	@@	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.931%*, 12/24/07	124,266
DOP	5,800,000	@@	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 22.000%, 10/03/11	219,823
EGP	1,300,000	@@	Citigroup Funding Inc. - Egypt Currency Indexed Unsecured Credit Linked Nts (linked to Egyptian Treasury Bills), 9.0625%, 02/16/08	239,449
EGP	1,730,000	@@	Citigroup Funding Inc. - Egypt T-Bill Credit Linked Unsecured Nts., 7.364%*, 01/10/08	303,579
EGP	1,930,000	@@	Citigroup Funding Inc. - Egypt T-Bill Credit Linked Unsecured Nts., 8.376%*, 02/28/08	335,532
NGN	96,000,000	@@	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Treasury Bonds), 14.500%, 03/01/11	894,012
NGN	69,000,000	@@	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts. (linked to Nigerian Treasury Bonds), 14.500%, 04/04/11	645,001
RUB	4,480,000	@@	Citigroup Funding Inc. - Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.650%, 12/04/08	189,433
UAH	300,000	@@	Citigroup Funding Inc. - Ukraine Currency Indexed Unsecured Credit Linked Nts., 11.940%, 01/02/10	64,239
ZMK	1,360,000,000	@@	Citigroup Funding Inc. - Zambia T-Bill Credit Linked Unsecured Nts., 8.833%*, 02/21/08	332,393
	$500,000	@@, #	Coriolanus Limited - Coriolanus Limited Pass Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	479,500
COP	13,368,000,000	@@	Credit and Repackaged Securities Limited (“CARS”) - Republic of Colombia COP-Linked Medium Term Zero Coupon Credit Linked Nts., 10.476%*, 02/08/37	275,350
TRY	4,540,000	@@	Credit and Repackaged Securities Limited (“CARS”) - Republic of Turkey Medium Term Zero Coupon Credit Linked Nts., 14.802%*, 03/29/17	906,119
UAH	4,600,000	@@	Credit Suisse First Boston, Nassau - Ukraine Government Bonds Credit Linked Nts., Series EMG 27, 11.940%, 12/30/09	1,039,303
UAH	400,000	@@	Credit Suisse First Boston, Nassau - Ukraine Series EMG 13 Credit Linked Nts., 11.940%, 12/30/09	90,374
UAH	1,440,000	@@	Credit Suisse First Boston, Nassau - Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	325,347

UAH	995,000	@@	Credit Suisse International - Boryspil Airport Fully Funded Total Return Linked Nts., 10.000%, 04/19/10	205,346
RUB	7,800,000	@@	Credit Suisse International - FFS UES/FSK EES Fully Funded Total Return Linked Nts., 7.100%, 12/12/08	313,151
RUB	15,530,000	@@	Credit Suisse International - Gazprom Fully Funded Total Return Linked Nts., 6.790%, 10/29/09	623,179
RUB	15,230,000	@@	Credit Suisse International - Gazprom Fully Funded Total Return Linked Nts., 6.950%, 08/06/09	611,141
IDR	3,700,000,000	@@	Credit Suisse International - Indonesia Total Return Linked Nts., 12.000%, 09/16/11	448,811
RUB	12,330,000	@@	Credit Suisse International - Moitk Fully Funded Total Return Linked Nts., 8.990%, 03/26/11	446,410
	$830,000		Credit Suisse International - NJSC Naftogaz of Ukraine Fully Funded Credit Linked Nts. - Multiple Reference Obligations, 6-month USD LIBOR + 5.000%, 01/20/09	815,038
RUB	24,380,000	@@	Credit Suisse International - Orenburgskaya IZHK Fully Funded Total Return Linked Nts., 9.240%, 02/21/12	931,721
RUB	10,610,000	@@	Credit Suisse International - Russian Railways Total Return Linked Bonds, 6.670%, 01/22/09	424,685
VND	3,048,000,000	@@	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Linked Nts., 10.500%, 01/19/17	193,271
VND	7,600,000,000	@@	Deutsche Bank A.G., Singapore - Vietnamese Bond Linked Fully Funded Total Return Linked Nts. (Vietnam Shipping Industry Group (Vinishin)), 9.000%, 04/20/17	450,586
ARS	1,090,000	@@	Deutsche Bank AG, London - Argentina Total Return Credit Linked Nts., 4.000%, 12/21/11	885,982
MXN	7,618,626	@@	Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	700,048
BRL	595,000	@@	Deutsche Bank AG, London - Brazil IPCA Total Return Linked Nts., 6.000%, 08/18/10	531,793
COP	457,000,000	@@	Deutsche Bank AG, London - Colombia Total Return Linked Nts., 13.500%, 09/16/14	260,344
RUB	10,900,000	@@	Deutsche Bank AG, London - Federalnaya Setevaya Kompaniya Edinoy Energe Total Return Linked Nts., 7.100%, 12/16/08	446,475
KZT	74,290,000	@@	Deutsche Bank AG, London - JSC Halyk Bank of Kazakhstan Total Return Linked Nts., 7.250%, 03/24/09	593,214
RUB	490,000	@@	Deutsche Bank AG, London - Moscow Region Total Return Linked Nts., 9.000%, 04/21/11	21,486
	$515,542	@@	Deutsche Bank AG, London - Multiple Reference Entities, Credit Linked Nts., 6.000%, 09/07/12	518,120
NGN	45,500,000	@@	Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 15.000%, 01/30/09	387,689
	$85,000	@@	Deutsche Bank AG, London - Peru Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.280%, 02/20/11	87,347
COP	1,520,000,000	@@	Deutsche Bank AG, London - Republic of Colombia Fully Funded Total Return Linked Nts., 11.000%, 07/28/20	796,534
RUB	17,300,000	@@	Deutsche Bank AG, London - RosselkhozBank Credit Linked Nts., 6.942%*, 02/22/08	674,697
RUB	12,430,000	@@	Deutsche Bank AG, London - RosselkhozBank Total Return Linked Notes, 6.926%*, 02/22/08	484,768
RUB	8,400,000	@@	Deutsche Bank AG, London - RosselkhozBank Total Return Linked Nts., 7.176%*, 2/21/08	327,673
RUB	15,780,000	@@	Deutsche Bank AG, London - Russian Railways Fully Funded Total Return Linked Nts., 6.670%, 01/26/09	631,561
RUB	29,010,000	@@	Deutsche Bank AG, London - Sberbank Total Return Linked Nts., 6.593%*, 02/20/08	1,134,204
EGP	1,310,000	@@	Deutsche Bank AG, London - The Republic of Egypt Credit Linked Nts., 9.381%*, 02/05/08	227,067
	$420,000	@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	427,900
	420,000	@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	426,993
	420,000	@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	426,451
	420,000	@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	425,569
	420,000	@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	424,784
	157,867	@@	Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 14.250%, 06/22/13	200,704
RUB	7,890,000	@@	Dresdner Bank AG, London - Lukoil Credit Linked Nts., 7.040%, 12/12/11	333,396
	$900,000	@@, #	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/20/12	860,040
	505,000	@@	Emblem Finance Co. Limited - Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	499,950
	310,000	@@, #	Eurus Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD LIBOR +6.250%, 04/08/09	316,340
	360,000	@@, #	Fhu-Jin Ltd. Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11	369,954
	250,000	@@, #	Foundation Re II Ltd. Series 2006-I, Class G Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +9.800%, 01/08/09	251,650
	250,000	@@, #	Foundation Re Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +4.100%, 11/24/08	243,493
	450,000	@@, #	Fusion 2007 LTD Floating Rate Note, 3-month USD-LIBOR +6.000%, 05/19/09	452,183
RUB	19,300,000	@@	Goldman Sachs Capital Markets LP - OJSC Russian Agricultural Bank, 8.000%, 05/13/09	776,067
BRL	12,716,000	@@	JPMorgan Chase Bank N.A, London. - Brazil Unsecured Credit Linked Nts., 12.184%*, 01/02/15	3,134,685
COP	11,837,000,000	@@	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.190%*, 01/05/16	2,260,987
ARS	1,565,000	@@	JPMorgan Chase Bank N.A. - Inflation Linked ARS and Brazil Credit Linked Nts., 2.731%*, 11/30/12	431,760
BRL	1,210,000	@@	JPMorgan Chase Bank N.A. - Multiple Entity First to Default Credit Linked Fixed Rate Bank Note, 14.350%, 02/20/12	650,680
PEN	1,360,000	@@	JPMorgan Chase Bank N.A. - PEN and Peru Credit Linked Nts., 8.115%*, 09/02/15	249,778
BRL	405,000	@@	JPMorgan Chase Bank N.A., London - Brazil NTN-B Credit Linked Nts., 6.000%, 05/16/45	363,011
COP	4,650,000,000	@@	JPMorgan Chase Bank N.A., London - Colombian Peso and Colombia Credit Linked Nts., 11.198%*, 08/03/20	663,564
	$1,500,000	@@	JSC Astana Finance - Guaranteed Senior Notes, 9.160%, 03/14/12	1,368,263
	500,000	@@, #	Lakeside RE Ltd., Floating Rate Catastrophe Linked Nts., (3-month USD-LIBOR +6.500%, 12/31/09	519,675
COP	392,000,000	@@	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	180,849
	$2,800,000		Lehman Brothers Holdings - CMS 10 Year Curve Credit Linked Nts., 02/05/17	2,698,643
RON	511,000	@@	Lehman Brothers Special Financing - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 6.750%, 03/11/08	217,001

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount					Value
RON	167,000	@@	Lehman Brothers Special Financing - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 7.750%, 04/21/08		$71,302
	$250,000	@@, #	Medquake Ltd. Floating Rate Note, 3-month USD-LIBOR +5.100%, 05/31/10		250,513
RUB	16,000,000	@@	Merrill Lynch International - Ensorte Enterprises Limited Fully Funded Total Return Linked Nts., 10.500%, 10/04/08		632,384
	$2,049,837	#	Morgan Stanley - Brazil Sr. Credit Linked Nts., 14.400%, 08/04/16		1,509,700
BRL	6,135,000	@@	Morgan Stanley - Brazilian Real and Credit Linked Zero Coupon Nts., 12.551%*, 01/05/22		692,823
PEN	832,000	#	Morgan Stanley - Peruvian Government Credit Linked Nts., 6.250%, 03/23/17		254,361
	$3,460,000	@@	Morgan Stanley - Philippines Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.850%, 09/20/15		4,104,909
	290,000	@@	Morgan Stanley - Philippines Senior Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.150%, 09/20/15		331,412
BRL	1,880,000	#	Morgan Stanley - Senior Unsecured 10.090%, 05/03/17		1,005,128
	$900,000	@@	Morgan Stanley - United Mexican States Floating Rate Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15		952,065
KZT	110,000,000	@@	Morgan Stanley Capital Services Inc. - Bank Center Total Return Credit Linked Nts., 7.520%, 06/06/08		891,609
RUB	14,382,384	@@	Morgan Stanley Capital Services Inc. - Red Arrow International Leasing PLC Total Return Linked Nts., 11.000%, 07/06/12		594,080
	$1,820,000	@@	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 13.500%, 02/06/09		1,747,200
	350,000	@@, #	Nelson RE LTD Floating Rate Note, 3-month USD-LIBOR+11.900%, 06/21/10		353,903
	500,000	@@, #	Osiris Capital PLC - Mortality Index Catastrophe Linked Nts., 3-month USD-LIBOR +5.000%, 01/15/10		506,700
RUB	13,000,000	@@	Red Square Capital Limited - Multiple Entity Fixed Rate Dynamic Ruble CDO Credit Linked Nts., 10% to 20% tranche, 9.000%, 11/20/08		521,918
	$250,000	@@, #	Residential RE 2007 Floating Rate Note, 3-month USD-LIBOR +12.250%, 06/07/10		258,625
	300,000	@@, #	Residential Reinsurance Ltd. Series B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.450%, 06/06/08		289,800
	300,000	@@, #, C	Salisbury Intl. - Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11		312,900
	280,000	@@, #	Successor Euro Wind Ltd. Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +5.250%, 06/06/08		278,362
	250,000	@@, #	Successor II Ltd. Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +17.500%, 06/06/08		256,238
	630,000	@@, #	Successor Japan Quake Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +4.250%, 06/06/08		636,300
	1,620,000	#, C, L	Trains HY-1-2006, 7.548%, 05/01/16		1,590,210
GHS	263,055	@@	UBS AG, Jersey - Ghana Credit Linked Nts., 14.470%, 12/28/11		287,226
	$360,000	#	VASCO Re 2006 Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/05/09		373,428
	380,000	@@, #	Willow RE LTD Floating Rate Note, 3-month USD-LIBOR +5.125%, 06/16/10		387,961
			Total Corporate Bonds/Notes
			(Cost $66,007,989)		69,815,032

Notional Amount					Value
PURCHASED OPTIONS: 0.0%
			Purchased Options: 0.0%
2,310,000			Currency Option OTC - Bank of America
			Call on FX Carry Basket
			Strike @ 90.8623% Exp 11/19/07		$231
3,650,000			Currency Option OTC - Credit Suisse
			EUR Call/USD Put
			Strike @ 1.4101 Exp 12/21/07		69,259
4,750,000			Currency Option OTC - Credit Suisse
			Call on FX Carry Basket
			Strike @ 102.0000%-Exp 12/12/07		13,847
3,200,000			Currency Option OTC - Deutsche Bank AG
			BRL Call/USD Put
			Strike @ 1.8100 Exp 12/21/07		15,646
			Total Purchased Options
			(Cost $150,095)		98,983
			Total Long-Term Investments
			(Cost $387,759,694)		396,861,661

Principal Amount					Value
SHORT-TERM INVESTMENTS: 20.0%
			Foreign Government Securities: 2.7%
EUR	1,380,000	@@, Z	Belgium Treasury Bill, 3.830%, due 11/15/07		$1,958,508
CAD	2,645,000	@@	Canadian Treasury Bill, 3.980%, due 12/27/07		2,633,432
CAD	1,380,000	@@, Z	Canadian Treasury Bill, 4.280%, due 11/01/07		1,382,337
EUR	750,000	@@, Z	France Treasury Bill BTF, 3.800%, due 10/18/07		1,067,429
EUR	3,900,000	@@, Z	German Treasury Bill, 3.910%, due 01/16/08		5,498,339
			Total Foreign Government Securities
			(Cost $12,540,045)		12,540,045
			U.S. Government Agency Obligations: 11.1%
	$36,450,000	Z	Federal Home Loan Bank, 0.920%, due 02/25/08		35,798,821
	12,910,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		12,908,637
	2,275,000	Z	Freddie Mac, 4.410%, due 02/04/08		2,240,165
			Total U.S. Government Agency Obligations
			(Cost $50,947,623)		50,947,623
			Securities Lending Collateralcc: 6.2%
	28,458,288		Bank of New York Mellon Corp. Institutional Cash Reserves		28,458,288
			Total Securities Lending Collateral
			(Cost $28,458,288)		$28,458,288
			Total Short-Term Investments
			(Cost $91,945,956)		91,945,956
			Total Investments in Securities
			(Cost $479,705,650)	106.0%	$ 488,807,617
			Other Assets and Liabilities — Net	(6.0)	(27,552,443)
			Net Assets	100.0%	$ 461,255,174

@	Non-income producing security
@@	Foreign Issuer
&	Payment-in-kind
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
GHS	Ghanian Cedi
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
TRY	Turkish Lira
*	Cost for federal income tax purposes is $479,832,517.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 13,792,607
	Gross Unrealized Depreciation	(4,812,191)
	Net Unrealized Appreciation	$ 8,980,416

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on September 30, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	110,000	$1,646
Goldman Sachs Capital Markets L.P.	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	35,000	(616)
Morgan Stanley Capital Services Inc.	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	35,000	(1,017)
Morgan Stanley Capital Services Inc.	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	70,000	(627)
Deutsche Bank AG	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	USD	260,000	2,570
Deutsche Bank AG	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	USD	260,000	2,568
Citibank N.A., New York	Allied Waste N.A. 7.375%, 04/15/14	Sell	1.880	03/20/12	USD	260,000	(6,315)
Lehman Brothers Special Financing Inc.	Allied Waste N.A. 7.375%, 04/15/14	Sell	1.880	03/20/12	USD	230,000	(5,586)
Lehman Brothers Special Financing Inc.	Allied Waste N.A. 7.375%, 04/15/14	Sell	1.880	03/20/12	USD	65,000	(1,579)
Citibank N.A., New York	Amkor Technologies Inc. 7.75%, 05/15/13	Sell	2.050	09/20/08	USD	50,000	408
Goldman Sachs International	Amkor Technologies Inc. 7.750%, 05/15/13	Sell	2.650	09/20/08	USD	60,000	843
Lehman Brothers Special Financing Inc.	Amkor Technologies Inc. 7.750%, 05/15/13	Sell	2.500	09/20/08	USD	95,000	1,195
Credit Suisse International	Arvinmeritor 8.125%, 09/15/15	Sell	1.400	09/20/08	USD	175,000	163
Credit Suisse International	Arvinmeritor 8.125%, 09/15/15	Sell	1.600	09/20/08	USD	170,000	492
Goldman Sachs International	Arvinmeritor 8.125%, 09/15/15	Sell	1.600	09/20/08	USD	170,000	492
Lehman Brothers Special Financing Inc.	Arvinmeritor 8.125%, 09/15/15	Sell	1.150	09/20/08	USD	170,000	(541)
Lehman Brothers Special Financing Inc.	Arvinmeritor 8.125%, 09/15/15	Sell	2.200	09/20/08	USD	180,000	1,580
Lehman Brothers Special Financing Inc.	Arvinmeritor 8.125%, 09/15/15	Sell	3.000	09/20/08	USD	115,000	1,912
Lehman Brothers International (Europe)	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	1.600	09/20/08	USD	535,000	2,589
Lehman Brothers Special Financing Inc.	Beazer Homes USA 6.500%, 11/15/13	Sell	5.400	09/20/08	USD	265,000	(23,449)
Barclays Bank PLC	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	4.700	09/20/08	USD	175,000	(16,506)
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.500	06/20/08	USD	185,000	(16,837)
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.650	09/20/08	USD	115,000	(12,810)
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	4.800	09/20/08	USD	175,000	(16,360)
Lehman Brothers Special Financing Inc.	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.650	06/20/08	USD	170,000	(15,305)
Lehman Brothers Special Financing Inc.	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.330	06/20/08	USD	95,000	(8,751)
Lehman Brothers Special Financing Inc.	Cablevision Systems Corp. 8.000%, 04/15/12	Sell	3.400	12/20/10	USD	20,000	132
Lehman Brothers Special Financing Inc.	Cablevision Systems Corp. 8.000%, 04/15/12	Sell	3.130	12/20/10	USD	85,000	(121)
Barclays Bank PLC	CDX.EM.8 Index	Buy	(1.750)	12/20/12	USD	1,995,000	(2,298)
Morgan Stanley Capital Services Inc.	CDX.EM.8 Index	Buy	1.750	12/20/12	USD	1,995,000	(4,590)
Credit Suisse International	CDX.NA.HY.7 Index	Sell	3.250	12/20/11	USD	274,000	(9,124)
Deutsche Bank AG	CDX.NA.HY.7 Index	Sell	3.250	12/20/11	USD	760,000	(25,308)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.7 Index	Sell	3.250	12/20/11	USD	188,000	(2,929)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.7 Index	Sell	3.250	12/20/11	USD	188,000	(2,929)
Credit Suisse International	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	435,000	10,166
JPMorgan Chase Bank N.A., New York	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	520,000	12,153
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	605,000	14,139
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	435,000	9,622
Goldman Sachs International	CDX.NA.IG.9 Index	Buy	(0.800)	12/20/17	USD	3,700,000	(29,848)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index	Buy	(0.800)	12/20/17	USD	3,700,000	(5,395)
Credit Suisse International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.378)	09/20/12	USD	225,000	272
Deutsche Bank AG	Centurytel Inc. 7.875%, 08/15/12	Buy	0.425	09/20/12	USD	225,000	(12)
Credit Suisse International	Charter Communications Hldgs. 10.000%, 04/01/09	Buy	(7.000)	09/20/10	USD	35,000	(103)
Credit Suisse International	Charter Communications Hldgs. 10.000%, 04/01/09	Buy	5.000	09/20/10	USD	40,000	(482)
Credit Suisse International	Charter Communications Hldgs. 10.000%, 04/01/09	Sell	5.000	09/20/17	USD	35,000	975
Credit Suisse International	Charter Communications Hldgs. 10.000%, 04/01/09	Sell	5.000	09/20/17	USD	40,000	993
Lehman Brothers Special Financing Inc.	Charter Communications Hldgs. 10.000%, 04/01/09	Buy	(7.250)	09/20/10	USD	85,000	(3,477)
Lehman Brothers Special Financing Inc.	Charter Communications Hldgs. 10.000%, 04/01/09	Buy	(7.600)	09/20/10	USD	85,000	(4,186)
Lehman Brothers Special Financing Inc.	Charter Communications Hldgs. 10.000%, 04/01/09	Sell	5.000	09/20/12	USD	85,000	2,955
Lehman Brothers Special Financing Inc.	Charter Communications Hldgs. 10.000%, 04/01/09	Sell	5.000	09/20/12	USD	85,000	3,747
Barclays Bank PLC	CIT Group 7.750%, 04/02/12	Sell	3.250	09/20/08	USD	970,000	2,069
Barclays Bank PLC	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.010	06/20/11	USD	165,000	1,257
Barclays Bank PLC	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.030	06/20/11	USD	145,000	1,203
Credit Suisse International	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.020	06/20/11	USD	120,000	955
Credit Suisse International	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.000	06/20/11	USD	91,000	662
Goldman Sachs International	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.900	06/20/11	USD	150,000	5,694
Lehman Brothers International (Europe)	Constellation Brands Inc. 8.000%, 02/15/08	Sell	1.000	06/20/11	USD	120,000	873
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	2.550	09/20/08	USD	975,000	(20,029)
Credit Suisse International	Dean Foods Co. 7.000%, 06/01/16	Sell	1.020	06/20/11	USD	95,000	(1,534)
Credit Suisse International	Dean Foods Co. 7.000%, 06/01/16	Sell	1.000	06/20/11	USD	95,000	(1,598)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.030	06/20/11	USD	180,000	(2,847)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.060	06/20/11	USD	185,000	(2,740)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.050	06/20/11	USD	10,000	(151)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.080	06/20/11	USD	215,000	(3,040)
Morgan Stanley Capital Services Inc.	Dean Foods Co. 7.000%, 06/01/16	Sell	0.950	06/20/11	USD	185,000	(3,422)
JPMorgan Chase Bank N.A., New York	Dole Foods Co. 8.625%, 05/01/09	Sell	2.380	09/20/08	USD	165,000	(405)
Lehman Brothers Special Financing Inc.	Dole Foods Co. 8.625%, 05/01/09	Sell	5.250	09/20/08	USD	120,000	3,059
Lehman Brothers Special Financing Inc.	Dole Foods Co. 8.625%, 05/01/09	Sell	3.200	09/20/08	USD	175,000	967
Credit Suisse International	Echostar DBS Corp. 6.625%, 10/01/14	Sell	2.130	09/20/11	USD	85,000	3,453
Deutsche Bank AG	Echostar DBS Corp. 6.625%, 10/01/14	Sell	1.600	09/20/11	USD	45,000	1,033
Lehman Brothers Special Financing Inc.	Echostar DBS Corp. 6.625%, 10/01/14	Sell	1.600	09/20/11	USD	10,000	1,077
Merrill Lynch International	Echostar DBS Corp. 6.625%, 10/01/14	Sell	2.050	09/20/11	USD	90,000	3,397
Citibank N.A., New York	El Paso Corp. 7.875% , 06/15/12	Sell	0.720	06/20/11	USD	184,000	(3,056)
Citibank N.A., New York	El Paso Corp. 7.875% , 06/15/12	Sell	0.780	06/20/11	USD	150,000	(2,187)
Citibank N.A., New York	El Paso Corp. 7.875% , 06/15/12	Sell	0.820	06/20/11	USD	150,000	(1,985)
Credit Suisse International	El Paso Corp. 7.875% , 06/15/12	Sell	0.740	06/20/11	USD	40,000	(637)
Credit Suisse International	El Paso Corp. 7.875% , 06/15/12	Sell	0.770	06/20/11	USD	85,000	(1,268)
Lehman Brothers International (Europe)	El Paso Corp. 7.875% , 06/15/12	Sell	0.730	06/20/11	USD	276,000	(4,491)
Lehman Brothers Special Financing Inc.	El Paso Corp. 7.875% , 06/15/12	Sell	0.800	06/20/11	USD	80,000	(1,113)
Credit Suisse International	Embarq Corp. 7.082%, 06/01/16	Buy	(0.570)	09/20/12	USD	110,000	(13)
Deutsche Bank AG	Embarq Corp. 7.082%, 06/01/16	Buy	0.610	09/20/12	USD	340,000	(18)
Morgan Stanley Capital Services Inc.	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300	03/24/13	USD	1,290,000	(11,549)
Goldman Sachs International	First Data Corp. 4.700%, 08/01/13	Sell	3.000	09/20/08	USD	35,000	155
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	2.750	09/20/08	USD	175,000	347
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	3.500	09/20/08	USD	170,000	1,577
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	3.000	09/20/08	USD	85,000	375
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	3.000	09/20/08	USD	120,000	530
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Sell	6.000	12/20/16	USD	455,000	(455)
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Sell	5.850	12/20/16	USD	695,000	(6,884)
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Sell	5.800	12/20/16	USD	555,000	(6,911)
JPMorgan Chase Bank N.A., New York	Ford Motor Co. 7.450%, 07/16/31	Sell	6.000	12/20/16	USD	455,000	(192)
Morgan Stanley Capital Services Inc.	Ford Motor Co. 7.450%, 07/16/31	Sell	6.150	12/20/16	USD	455,000	2,444
Morgan Stanley Capital Services Inc.	Ford Motor Co. 7.450%, 07/16/31	Sell	5.900	12/20/16	USD	60,000	(853)
Citibank N.A., New York	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.320	03/20/12	USD	390,000	(19,460)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.385	03/20/12	USD	730,000	(34,853)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.550	03/20/12	USD	240,000	(10,159)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.390	03/20/12	USD	615,000	(28,695)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.340	03/20/12	USD	270,000	(13,034)
Goldman Sachs International	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.600	09/20/11	USD	175,000	(3,398)
Goldman Sachs International	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.750	09/20/11	USD	90,000	(1,302)
Lehman Brothers Special Financing Inc.	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.550	09/20/11	USD	115,000	(2,423)
Lehman Brothers Special Financing Inc.	Freescale Semiconductor 8.875%, 12/15/14	Sell	3.720	09/20/11	USD	80,000	(1,236)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.750	12/20/16	USD	365,000	(5,147)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.680	12/20/16	USD	445,000	(7,938)
Goldman Sachs Capital Markets L.P.	General Motors 7.125%, 07/15/13	Sell	4.950	12/20/16	USD	365,000	(1,249)
JPMorgan Chase Bank N.A., New York	General Motors 7.125%, 07/15/13	Sell	4.750	12/20/16	USD	555,000	(7,826)
Morgan Stanley Capital Services Inc.	General Motors 7.125%, 07/15/13	Sell	4.900	12/20/16	USD	365,000	(2,224)
Morgan Stanley Capital Services Inc.	General Motors 7.125%, 07/15/13	Sell	4.620	12/20/16	USD	40,000	(842)
Morgan Stanley Capital Services Inc.	GISAD DIS TICARET A.S. 7.670%, 3/23/08	Sell	3.000	03/23/13	EUR	2,125,000	16,405
Credit Suisse International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	375,000	(39,365)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	1.370	03/20/17	USD	365,000	(38,701)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	200,000	(20,994)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	220,000	(23,094)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.370	03/20/17	USD	90,000	(9,543)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	540,000	(56,685)
Lehman Brothers Special Financing Inc.	GMAC LLC 6.875%, 08/28/12	Sell	1.400	03/20/17	USD	200,000	(23,099)
Lehman Brothers Special Financing Inc.	GMAC LLC 6.875%, 08/28/12	Sell	1.400	03/20/17	USD	225,000	(25,986)
Credit Suisse International	INCO LTD 7.750%, 05/15/12	Buy	(0.580)	03/20/17	USD	95,000	(391)
Deutsche Bank AG	INCO LTD 7.750%, 05/15/12	Buy	(0.420)	03/20/17	USD	180,000	1,405

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on September 30, 2007 (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	INCO LTD 7.750%, 05/15/12	Buy	(0.630)	03/20/17	USD	200,000	$(1,569)
JPMorgan Chase Bank N.A., New York	INCO LTD 7.750%, 05/15/12	Buy	(0.520)	03/20/17	USD	95,000	33
Morgan Stanley Capital Services Inc.	INCO LTD 7.750%, 05/15/12	Buy	(0.520)	03/20/17	USD	180,000	63
Morgan Stanley Capital Services Inc.	INCO LTD 7.750%, 05/15/12	Buy	(0.520)	03/20/17	USD	195,000	69
Morgan Stanley Capital Services Inc.	INCO LTD 7.750%, 05/15/12	Buy	(0.600)	3/20/17	USD	195,000	(1,094)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	2.000	06/20/08	USD	615,000	(32,417)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	2.000	06/20/08	USD	385,000	(20,294)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	1.800	06/20/08	USD	385,000	(20,825)
Lehman Brothers Special Financing Inc.	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	4.220	09/20/08	USD	85,000	(4,157)
Deutsche Bank AG	Lear Corp. 5.750%. 08/01/14	Sell	2.400	09/20/08	USD	185,000	2,546
Goldman Sachs International	Lear Corp. 5.750%. 08/01/14	Sell	2.250	09/20/08	USD	85,000	513
Lehman Brothers Special Financing Inc.	Lear Corp. 5.750%. 08/01/14	Sell	3.700	09/20/08	USD	175,000	3,784
Lehman Brothers Special Financing Inc.	Lear Corp. 5.750%. 08/01/14	Sell	2.000	09/20/08	USD	170,000	865
Lehman Brothers Special Financing Inc.	Lear Corp. 5.750%. 08/01/14	Sell	2.100	09/20/08	USD	180,000	1,091
Lehman Brothers Special Financing Inc.	Lear Corp. 5.750%. 08/01/14	Sell	2.500	09/20/08	USD	170,000	1,692
JPMorgan Chase Bank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	1.550	09/20/08	USD	540,000	4,000
UBS AG	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	1.550	09/20/08	USD	210,000	1,550
Goldman Sachs International	Lennar Corp. 5.950%, 03/01/13	Sell	2.900	12/20/08	USD	75,000	(914)
Lehman Brothers Special Financing Inc.	Lennar Corp. 5.950%, 03/01/13	Sell	2.900	12/20/08	USD	320,000	(2,001)
Morgan Stanley Capital Services Inc.	Lennar Corp. 5.950%, 03/01/13	Sell	2.900	12/20/08	USD	60,000	(484)
UBS AG	Massey Energy Co. 6.875%, 12/15/13	Sell	5.050	09/20/12	USD	55,000	1,745
UBS AG	Massey Energy Co. 6.875%, 12/15/13	Sell	5.100	09/20/12	USD	85,000	2,854
Lehman Brothers International (Europe)	MBIA Inc. 6.625%, 10/01/28	Sell	1.950	09/20/08	USD	970,000	823
Deutsche Bank AG	Mediacom LLC 9.500%, 01 15 13	Sell	4.900	09/20/12	USD	30,000	776
Lehman Brothers Special Financing Inc.	Mediacom LLC 9.500%, 01 15 13	Sell	4.800	09/20/12	USD	45,000	986
Lehman Brothers Special Financing Inc.	Mediacom LLC 9.500%, 01 15 13	Sell	4.750	09/20/12	USD	30,000	621
Lehman Brothers Special Financing Inc.	Mediacom LLC 9.500%, 01 15 13	Sell	4.750	09/20/12	USD	120,000	2,484
JPMorgan Chase Bank N.A., New York	Merrill Lynch & Co. 5.000%, 01/15/15	Sell	0.800	09/20/08	USD	540,000	1,639
JPMorgan Chase Bank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Sell	0.750	09/20/08	USD	175,000	461
JPMorgan Chase Bank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Sell	0.750	09/20/08	USD	465,000	1,177
JPMorgan Chase Bank N.A., New York	Mosaic Co. 7.375%, 12/01/14	Sell	1.500	09/20/12	USD	80,000	1,944
UBS AG	Mosaic Co. 7.375%, 12/01/14	Sell	1.780	09/20/12	USD	85,000	3,110
Barclays Bank PLC	Mosaic Co. 7.625%, 12/01/16	Sell	1.500	09/20/12	USD	85,000	2,066
Goldman Sachs International	Mosaic Global Hldgs. 7.375%, 08/01/18	Sell	2.000	09/20/12	USD	42,000	1,942
Goldman Sachs International	Mosaic Global Hldgs. 7.375%, 08/01/18	Sell	1.600	09/20/12	USD	78,000	2,238
JPMorgan Chase Bank N.A., New York	Mosaic Global Hldgs. 7.375%, 08/01/18	Sell	1.350	09/20/12	USD	85,000	1,506
Citibank N.A., New York	Nalco Co. 7.750%, 11/15/11	Sell	3.600	09/20/12	USD	85,000	2,900
Goldman Sachs International	Nalco Co. 7.750%, 11/15/11	Sell	3.700	09/20/12	USD	90,000	2,762
Lehman Brothers Special Financing Inc.	Nalco Co. 7.750%, 11/15/11	Sell	3.400	09/20/12	USD	50,000	1,060
Credit Suisse International	NJSC Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.250	04/20/11	USD	530,000	(51,319)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	1.890	09/20/08	USD	160,000	709
Lehman Brothers Special Financing Inc.	Nortel Networks 4.250%, 09/01/08	Sell	1.850	09/20/08	USD	80,000	114
Citibank N.A., New York	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	4.500	09/20/12	USD	50,000	(1,617)
Citibank N.A., New York	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	4.650	09/20/12	USD	60,000	(1,598)
Credit Suisse International	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	5.250	09/20/12	USD	25,000	81
Credit Suisse International	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	6.200	09/20/12	USD	70,000	3,293
Lehman Brothers Special Financing Inc.	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	4.150	09/20/12	USD	120,000	(6,386)
Lehman Brothers Special Financing Inc.	NXP BV/NXP Funding LLC 8.625%, 10/15/15	Sell	4.450	09/20/12	USD	90,000	(3,775)
Morgan Stanley Capital Services Inc.	NXP BV/NXP Funding LLC 9.500%, 10/15/15	Sell	4.950	09/20/12	USD	40,000	(634)
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.450	09/20/11	USD	70,000	(854)
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.600	09/20/11	USD	210,000	(1,477)
Merrill Lynch International	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.050	09/20/11	USD	115,000	(2,753)
Citibank N.A., New York	Republic of Hungary 4.500%, 01/29/14	Buy	(0.400)	12/20/15	USD	745,000	601
Citibank N.A., New York	Republic of Indonesia 6.750%, 03/10/14	Sell	2.100	09/20/12	USD	260,000	8,734
Morgan Stanley Capital Services Inc.	Republic of Indonesia 6.750%, 03/10/14	Sell	2.230	09/20/12	USD	520,000	20,294
UBS AG	Republic of Indonesia 6.750%, 03/10/14	Sell	2.300	09/20/11	USD	275,000	11,677
Morgan Stanley Capital Services Inc.	Republic of Peru 6.55%, 03/14/37	Sell	1.040	06/20/17	USD	500,000	(3,618)
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)	12/20/16	USD	420,000	(17,185)
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Sell	1.320	04/20/17	USD	225,000	3,286
UBS AG	Republic of Philippines 10.625%, 03/16/25	Sell	1.450	06/20/17	USD	540,000	(20,340)
Barclays Bank PLC	Republic of Turkey 11.875%, 01/15/30	Sell	1.620	04/20/12	USD	635,000	5,821
Citibank N.A., New York	Republic of Turkey 11.875%, 01/15/30	Sell	2.470	04/20/17	USD	475,000	8,047
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Sell	1.600	04/20/12	USD	630,000	4,638
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Sell	2.750	11/20/16	USD	255,000	8,125
Merrill Lynch International	Republic of Turkey 11.875%, 01/15/30	Sell	2.470	04/20/17	USD	320,000	4,899
Barclays Bank PLC	Residential Capital LLC 6.375%, 06/30/10	Sell	1.220	03/20/08	USD	375,000	(22,991)
Barclays Bank PLC	Residential Capital LLC 6.375%, 06/30/10	Sell	1.200	03/20/08	USD	188,000	(11,544)
Goldman Sachs International	Residential Capital LLC 6.375%, 06/30/10	Sell	1.180	03/20/08	USD	187,000	(11,500)
Goldman Sachs International	Residential Capital LLC 6.375%, 06/30/10	Sell	1.360	03/20/08	USD	188,000	(11,387)
Barclays Bank PLC	Residential Capital LLC 6.500%, 04/17/13	Sell	1.750	03/20/08	USD	286,000	(16,834)
Credit Suisse International	Residential Capital LLC 6.500%, 04/17/13	Sell	1.300	03/20/08	USD	188,000	(11,457)
Morgan Stanley Capital Services Inc.	Residential Capital LLC 6.500%, 04/17/13	Sell	6.170	09/20/08	USD	520,000	(34,347)
Morgan Stanley Capital Services Inc.	Residential Capital LLC 6.500%, 04/17/13	Sell	6.250	09/20/08	USD	180,000	(11,766)
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.350	09/20/08	USD	50,000	(536)
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.350	09/20/08	USD	215,000	(2,307)
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.450	09/20/08	USD	15,000	(146)
Barclays Bank PLC	Six Flags Inc. 9.750%, 04/15/13	Sell	7.000	09/20/08	USD	135,000	8,588
Lehman Brothers Special Financing Inc.	Six Flags Inc. 9.750%, 04/15/13	Sell	5.220	09/20/08	USD	345,000	2,587
Lehman Brothers Special Financing Inc.	Six Flags Inc. 9.750%, 04/15/13	Sell	7.000	09/20/08	USD	50,000	1,513
Lehman Brothers Special Financing Inc.	Six Flags Inc. 9.750%, 04/15/13	Sell	5.000	09/20/08	USD	55,000	501
Barclays Bank PLC	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.500	03/20/12	USD	180,000	(19)
Credit Suisse International	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.490	03/20/12	USD	185,000	(93)
Lehman Brothers Special Financing Inc.	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.580	03/20/12	USD	235,000	718
Morgan Stanley Capital Services Inc.	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.510	03/20/12	USD	260,000	75
Morgan Stanley Capital Services Inc.	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.770	03/20/12	USD	110,000	1,162
Goldman Sachs International	Standard Pacific Corp. 6.875%, 05/15/11	Sell	2.200	06/20/08	USD	1,115,000	(60,690)
Credit Suisse International	Toys R Us 7.375%, 10/15/18	Sell	2.800	09/20/08	USD	105,000	(59)
JPMorgan Chase Bank N.A., New York	Toys R Us 7.375%, 10/15/18	Sell	1.920	09/20/08	USD	85,000	(773)
Lehman Brothers Special Financing Inc.	Toys R Us 7.375%, 10/15/18	Sell	1.850	09/20/08	USD	170,000	(1,662)
Lehman Brothers Special Financing Inc.	Toys R Us 7.375%, 10/15/18	Sell	1.950	09/20/08	USD	230,000	(2,026)
Lehman Brothers Special Financing Inc.	Toys R Us 7.375%, 10/15/18	Sell	4.300	09/20/08	USD	95,000	1,329
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	7.600	09/20/08	USD	75,000	851
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	7.500	09/20/08	USD	105,000	981
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	7.450	09/20/08	USD	85,000	440
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	7.550	09/20/08	USD	55,000	78
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	7.550	09/20/08	USD	20,000	24
Credit Suisse International	TXU Corp. 5.550%, 11/15/14	Sell	1.530	06/20/11	USD	150,000	(11,382)
Credit Suisse International	TXU Corp. 5.550%, 11/15/14	Sell	1.610	06/20/11	USD	85,000	(6,234)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.530	06/20/11	USD	185,000	(14,370)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.580	06/20/11	USD	165,000	(12,555)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.590	06/20/11	USD	165,000	(12,503)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.620	06/20/11	USD	210,000	(15,713)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	2.060	06/20/11	USD	245,000	(14,912)
Citibank N.A., New York	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.100	06/20/08	USD	96,000	(503)
Lehman Brothers Special Financing Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.100	06/20/08	USD	96,000	(503)
Lehman Brothers Special Financing Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.150	06/20/08	USD	193,000	(940)
Lehman Brothers Special Financing Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.200	06/20/08	USD	426,000	(1,918)
Credit Suisse International	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.030	03/20/17	USD	95,000	24
Deutsche Bank AG	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.000	03/20/17	USD	180,000	(256)
Deutsche Bank AG	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.050	03/20/17	USD	200,000	339
Morgan Stanley Capital Services Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.060	03/20/17	USD	95,000	277
Morgan Stanley Capital Services Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	0.970	03/20/17	USD	180,000	(646)
Morgan Stanley Capital Services Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	0.920	03/20/17	USD	195,000	(1,490)
Morgan Stanley Capital Services Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.040	03/20/17	USD	195,000	190
Citibank N.A., New York	Williams Companies Inc. 7.125%, 09/01/11	Sell	1.110	03/20/12	USD	100,000	1,667
Citibank N.A., New York	Williams Companies Inc. 7.125%, 09/01/11	Sell	0.650	03/20/12	USD	280,000	(514)
Credit Suisse International	Williams Companies Inc. 7.125%, 09/01/11	Sell	1.150	03/20/12	USD	100,000	1,828
Deutsche Bank AG	Williams Companies Inc. 7.125%, 09/01/11	Sell	1.020	03/20/12	USD	230,000	3,001
							$(885,669)

*Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S.

For the purposes of this transaction each such loan shall be an underlying loan.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2007:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 8.29% Counterparty: JPMorgan Chase Bank, N.A.	06/21/08	ZAR	9,120,000	$18,858
Receive a floating rate based on New Zealand Bank Bill 3-Month Mid and pay a fixed rate equal to 7.775% Counterparty: Westpac Banking Corp.	09/17/09	NZD	4,750,000	8,438
Receive a fixed rate equal to 12.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	3,600,000	45,006
Receive a fixed rate equal to 12.710% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	1,910,000	26,070
Receive a fixed rate equal to 14.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	8,390,000	326,864
Receive a fixed rate equal to 5.385%and pay a floating rate based on 6-month NOK-NIBOR Counterparty: Barclays Bank PLC	01/29/10	NOK	8,680,000	(7,687)
Receive a floating rate equal to 6-month EUR-Euribor and pay a fixed rate equal to 4.220% Counterparty: Barclays Bank PLC	01/29/10	EUR	1,060,000	6,520
Receive a fixed rate equal to 5.520% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	03/24/10	PLN	20,000	205
Receive a fixed rate equal to 5.550% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	03/25/10	PLN	32,000	340
Receive a fixed rate equal to 5.470% and pay a floating rate based on 6-month NOK-NIBOR Counterparty: Goldman Sachs International	05/02/10	NOK	8,650,000	(875)
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 4.4155% Counterparty: Goldman Sachs International	05/02/10	EUR	1,070,000	20
Receive a fixed rate equal to 4.480% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Credit Suisse First Boston International	07/01/10	PLN	265,000	(2,660)
Receive a fixed rate equal to 4.530% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Lehman Brothers International (Europe)	07/04/10	PLN	1,950,000	(4,214)
Receive a floating rate based on 3-month TWD-TELERATE and pay a fixed rate equal to 2.320% Counterparty: Citibank N.A., New York	06/27/11	TWD	16,900,000	3,843
Receive a floating rate based on overnight INR-MIBOR-OIS-COMPOUND and pay a fixed rate equal to 7.175% Counterparty: Deutsche Bank AG	06/27/11	INR	16,900,000	(72)
Receive a floating rate based on 6-month HUF-BUBOR and pay a fixed rate equal to 8.440% Counterparty: Deutsche Bank AG	07/03/11	HUF	82,000,000	(24,916)
Receive a fixed rate equal to 14.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	1,040,000	41,227
Receive a fixed rate equal to 13.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	2,070,000	74,532

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2007 (continued)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 14.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander Central Hispano, S.A.	01/03/12	BRL	1,040,000	$37,927
Receive an initial exchange of USD 292,335.12. Pay an initial exchange of TRY 410,000.00.
Receive a fixed rate equal to 17.100% on 410,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 292,335.12 Upon termination of the contract, receive TRY 410,000.00 and pay USD 292,335.12. Counterparty: Merrill Lynch International	02/06/12	SEE DESCRIPTION	410,000	98,762
Receive an initial exchange of USD 184,921.76. Pay an initial exchange of TRY 260,000.00.
Receive a fixed rate equal to 17.250% on 260,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 184,921.76 Upon termination of the contract, receive TRY 260,000.00 and pay USD 184,921.76. Counterparty: Credit Suisse International	02/07/12	SEE DESCRIPTION	260,000	53,725
Receive an initial exchange of USD 281,539.41. Pay an initial exchange of TRY 395,000.00.
Receive a fixed rate equal to 17.300% on 395,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 281,539.41 Upon termination of the contract, receive TRY 395,000.00 and pay USD 281,539.41. Counterparty: Credit Suisse	02/09/12	SEE DESCRIPTION	395,000	81,439
Receive an initial exchange of USD 477,085.44. Pay an initial exchange of TRY 660,000.00.
Receive a fixed rate equal to 16.750% on 660, 000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 477,085.44. Upon termination of the contract, receive TRY 660,000.00 and pay USD 477,085.44. Counterparty: Credit Suisse International	02/26/12	SEE DESCRIPTION	660,000	119,136
Receive a floating rate based on 3-month KZT-PRIME and pay a fixed rate equal to 8.25% Counterparty: Morgan Stanley & Co. International PLC	06/29/12	KZT	245,000,000	(66,525)
Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	355
Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	49,558
Receive a fixed rate equal to 12.260% and pay a floating rate based on Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	1,219
Receive a fixed rate equal to 12.290% and pay a floating rate based on Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	631
Receive a fixed rate of 5.460% on UDI 2,252,229.80. Pay a floating rate based on 6-month USD-LIBOR on USD 730,000.00. Upon termination of the contract, receive UDI 2,252,229.80 and pay USD 730,000.00. Counterparty: Deutsche Bank AG London	05/13/15	SEE DESCRIPTION	730,000	148,112
Receive a fixed rate equal to 5.250% on UDI 1,184,117.66 converted to MXN. Pay a floating rate based on 6-month USD-LIBOR on USD 390,000.00. Upon termination of the contract, receive UDI 1,184,117.66 (converted into MXN) and pay USD 390,000.00. Counterparty: Deutsche Bank AG London	06/23/15	SEE DESCRIPTION	390,000	65,918
Receive a fixed rate equal to 8.700% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	02/05/16	MXN	4,800,000	10,433
Receive a fixed rate equal to 5.570% and pay a floating rate based on 3-month USD-LIBOR Counterparty: JPMorgan Chase Bank, N.A.	05/26/16	USD	12,000,000	535,238
Receive $84,000 and pay the greater of 0% and 8*(-.0031375-(10 yr. CMS Index+ 2yr. CMS Index)) quarterly Counterparty: Lehman Brothers Special Financing Inc.	02/05/17	USD	2,800,000	(70,763)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2007 (continued)

Receive a floating rate based on China Fixing Repo Rates 7-Day, pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs	02/16/17	CNY	3,800,000	$30,120
Receive a floating rate based on the price of specified swaption straddle struck at the five year forward swap rate as of the floating rate payer reset date (divided by 10,000) and pay a fixed rate equal to 4.660%. Counterparty: Merrill Lynch Capital Services, Inc.	06/11/17	USD	9,650,000	184,592
Receive a floating rate based on the price of specified swaption straddle struck at the five year forward swap rate as of the floating rate payer reset date (divided by 10,000) and pay a fixed rate equal to 5.330%. Counterparty: Merrill Lynch Capital Services, Inc.	08/13/17	USD	2,380,000	(52,796)
Receive a fixed rate equal to 6.600% and pay a floating rate based on 6-month Tasa Nominal Anual (TNA) Counterparty: Banco Santander Central Hispano, S.A.	08/21/17	CLP	176,000,000	6,119
Receive a fixed rate equal to 6.580% and pay a floating rate based on the 6-month Tasa Nominal Anual (TNA) Counterparty: Credit Suisse International	08/21/17	CLP	141,000,000	4,552
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 4.713% Counterparty: Morgan Stanley Capital Services Inc.	08/22/17	EUR	2,090,000	(7,661)
Receive a fixed rate equal to 6.530% and pay a floating rate based on the 6-month Tasa Nominal Anual (TNA) Counterparty: Citibank N.A., New York	08/25/17	CLP	141,000,000	7
Receive a fixed rate equal to 9.510% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/26/25	MXN	5,850,000	54,785
Receive a fixed rate equal to 9.500% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/28/25	MXN	4,450,000	41,242
Receive a fixed rate equal to 9.270% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	07/17/26	MXN	4,600,000	34,971
Receive a fixed rate equal to 9.290% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	07/17/26	MXN	3,700,000	28,019
Receive a fixed rate equal to 9.150% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/27/26	MXN	5,270,000	33,028
Receive a fixed rate equal to 9.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	09/16/26	MXN	2,200,000	17,461
Receive a fixed rate equal to 8.300% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	12/17/26	MXN	4,750,000	(6,279)
				$1,944,824

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on September 30, 2007:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive total return on the MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the total return on the MSCI Daily TR Net Belgium USD Market Index. Counterparty: Goldman Sachs International	10/09/07	USD	400,768	$6,932
Receive total return on the MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the total return on the MSCI Daily TR Net Belgium USD Market Index.Counterparty: Goldman Sachs International	10/09/07	USD	93,865	1,353
Receive total return of custom basket, if positive. Pay one-month EUR-LIBOR plus spread and, if negative, the absolute value of the total return of custom basket. Counterparty: Morgan Stanley & Co. International	10/09/07	EUR	645,100	8,699
Receive price appreciation on the Bovespa Index Futures Exchange-Traded Contract (October 07). Pay absolute value of price depreciation on the Bovespa Index Futures Exchange-Traded Contract (October 07). Counterparty: Goldman Sachs International	10/18/07	BRL	798,488	59,349
Receive floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread (carry amount plus spread return amount, if spread return amount is positive). Pay floating rate equal to absolute value of above referenced spread return amount, if spread return amount is negative. Counterparty: Morgan Stanley Capital Services Inc.	10/31/07	USD	430,000	2,986
Receive absolute value of price depreciation on the INDF/NSE Nifty Index Futures (Oct 07). Pay price appreciation on the INDF/NSE Nifty Index Futures (Oct 07).Counterparty: Goldman Sachs International	11/01/07	INR	21,080,000	(8,277)
Receive floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread (carry amount plus spread return amount, if spread return amount is positive). Pay floating rate equal to absolute value of above referenced spread return amount, if spread return amount is negative. Counterparty: Lehman Brothers Special Financing Inc.	11/01/07	USD	1,200,000	8,151
Receive absolute value of price depreciation on the Swiss Market Index Futures (December 07). Pay price appreciation on the Swiss Market Index Futures (December 07). Goldman Sachs International	12/26/07	CHF	529,368	(8,753)
Receive floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread (carry amount plus spread return amount, if spread return amount is positive). Pay floating rate equal to absolute value of above referenced spread return amount, if spread return amount is negative. Counterparty: Deutsche Bank AG	02/01/08	USD	1,610,000	74
Receive floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread (carry amount plus spread return amount, if spread return amount is positive). Pay floating rate equal to absolute value of above referenced spread return amount, if spread return amount is negative.Counterparty: Lehman Brothers International (Europe)	02/01/08	USD	585,000	3,995
Receive floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread (carry amount plus spread return amount, if spread return amount is positive). Pay floating rate equal to absolute value of above referenced spread return amount, if spread return amount is negative. Counterparty: UBS AG, London	02/01/08	USD	731,000	5,188
Receive floating rate based on Lehman Brothers CMBS AAA 8.5+ Index spread (carry amount plus spread return amount, if spread return amount is positive). Pay floating rate equal to absolute value of above referenced spread return amount, if spread return amount is negative. Counterparty: Lehman Brothers International (Europe)	03/01/08	USD	790,000	5,038
Receive total return on specified basket, if positive. Pay a floating rate based on 12-month JPY-LIBOR plus .400% and, if negative, the absolute value of the total return of specified basket.Counterparty: Citibank N.A., New York	04/08/08	JPY	154,636	14,487
Receive total return on specified basket, if positive. Pay a floating rate based on one-month GBP-LIBOR plus .350% and, if negative, the absolute value of the total return of specified basket.Counterparty: Citibank N.A., New York	05/07/08	GBP	65,654	(38,583)
Receive total return of custom basket, if positive. Pay one-month USD-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket. Counterparty: Goldman Sachs International	06/10/08	USD	42,367	163,021
Receive total return on basket, if positive Pay one-month USD-LIBOR plus 20 bps, and if negative, the absolute value of the total return on equity basket. Counterparty: Deutsche Bank AG	09/15/08	USD	1,109,366	100
Receive total return on equity basket, if positive Pay one-month EUR-Euribor plus 10 bps. and, if negative, the absolute value of the total return on equity basket. Counterparty: Deutsche Bank AG	10/07/08	EUR	649,025	(8,099)
Receive a fixed rate equal to 7.750% on RUB 56,780,000 plus any positive total return amount on reference obligation. Pay a floating rate based on 3-month USD LIBOR on USD 2,167,175.57 and the absolute value of any negative total return amount on reference obligation. Counterparty: Morgan Stanley Capital Services Inc.	12/26/13	SEE DESCRIPTION	56,780,000	5,315
				$220,976

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on September 30, 2007

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value
Currency Option OTC EUR Call/USD Put	Lehman Brothers	1.4190	10/04/07	EUR	325,000	$1,781	$(1,781)
Currency Option OTC EUR Put/USD Call	Lehman Brothers	1.4190	10/04/07	EUR	325,000	1,781	(1,781)
Currency Option OTC EUR Call/USD Put	Citibank	1.4188	10/05/07	EUR	325,000	2,017	(2,018)
Currency Option OTC EUR Put/USD Call	Citibank	4.4188	10/05/07	EUR	325,000	2,017	(2,018)
Currency Option OTC GBP Call/USD Put	Banc of America	2.0245	10/01/07	GBP	65,000	487	(1,382)
Currency Option OTC GBP Put/USD Call	Banc of America	2.0245	10/01/07	GBP	65,000	487	—
Currency Option OTC GBP Call/USD Put	Banc of America	2.0135	10/02/07	GBP	75,000	552	(2,416)
Currency Option OTC GBP Put/USD Call	Banc of America	2.0135	10/02/07	GBP	75,000	559	—
Currency Option OTC GBP Call/USD Put	Lehman Brothers	2.0335	10/05/07	GBP	70,000	619	(619)
Currency Option OTC GBP Put/USD Call	Lehman Brothers	2.0335	10/05/07	GBP	70,000	619	(619)
						$10,919	$(12,634)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on September 30, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Canada 10-Year Bond	10	1,130,347	12/18/07	$3,930
Dax Index	4	1,134,267	12/21/07	20,346
Euro-Schatz	230	33,898,672	12/06/07	(34,925)
Japanese Government Bonds 10-Year Mini	72	8,461,481	12/10/07	(41,795)
Long Gilt	6	1,312,792	12/27/07	(11,221)
NASDAQ 100 E-Mini	37	1,564,360	12/21/07	34,396
OMXS30 Index	24	454,276	10/26/07	12,302
S&P 500	7	2,691,675	12/20/07	(12,964)
S&P/MIB Index	2	570,991	12/21/07	(2,960)
U.S. Treasury 2-Year Note	68	14,079,188	12/31/07	8,755
U.S. Treasury 5-Year Note	412	44,096,875	12/31/07	296,914
U.S. Treasury Long Bond	118	13,138,563	12/19/07	22,349

				$295,127

Short Contracts
Australia 10-Year Bond	12	(1,051,851)	12/17/07	$19,863
CAC40 10 Euro Index	11	(898,302)	10/19/07	(29,153)
Euro-Bund	23	(3,695,533)	12/06/07	2,453
FTSE 100 Index	9	(1,200,497)	12/21/07	(31,512)
Mexico Bolsa Index	16	(450,491)	12/21/07	(242)
NIKKEI 225	15	(2,197,797)	12/13/07	(124,189)
S&P 500 E-Mini	104	(7,998,120)	12/21/07	(254,452)
U.S. Treasury 10-Year Note	156	(17,047,875)	12/19/07	(53,885)

				$(471,117)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Argentina Pesos
ARS	5,600,000	Buy	10/24/07	1,782,588	1,770,870	$(11,718)
Australia Dollars
AUD	830,000	Buy	10/10/07	690,904	736,172	45,268
Australia Dollars
AUD	440,000	Buy	10/10/07	369,006	390,260	21,254
Australia Dollars
AUD	790,000	Buy	11/13/07	678,823	699,673	20,850
Australia Dollars
AUD	2,000,000	Buy	10/10/07	1,633,920	1,773,910	139,990
Australia Dollars
AUD	670,000	Buy	12/21/07	550,010	592,426	42,416
Australia Dollars
AUD	2,175,000	Buy	10/15/07	1,792,396	1,928,697	136,301
Australia Dollars
AUD	270,000	Buy	10/11/07	234,163	239,467	5,304
Brazil Real
BRL	5,830,000	Buy	10/2/07	2,524,903	3,180,579	655,676
Brazil Real
BRL	3,615,000	Buy	11/5/07	1,582,750	1,964,187	381,437
Brazil Real
BRL	1,290,000	Buy	11/5/07	595,293	700,913	105,620
Brazil Real
BRL	2,750,000	Buy	1/3/08	1,260,312	1,484,459	224,147
Brazil Real
BRL	4,430,000	Buy	1/3/08	2,009,526	2,391,328	381,802
Brazil Real
BRL	3,600,000	Buy	10/2/07	1,830,291	1,963,993	133,702
Brazil Real
BRL	3,550,000	Buy	10/2/07	1,851,176	1,936,716	85,540
Brazil Real
BRL	3,600,000	Buy	10/2/07	1,881,468	1,963,994	82,526
Brazil Real
BRL	3,600,000	Buy	11/5/07	1,920,922	1,956,036	35,114
Brazil Real
BRL	1,850,000	Buy	11/5/07	987,668	1,005,186	17,518
Brazil Real
BRL	2,630,625	Buy	10/11/07	1,411,279	1,433,373	22,094
Canada Dollars
CAD	1,182,000	Buy	12/21/07	1,122,006	1,189,527	67,521
Canada Dollars
CAD	158,000	Buy	11/23/07	153,473	158,946	5,473
Canada Dollars
CAD	925,000	Buy	10/11/07	924,676	930,088	5,412
Switzerland Francs
CHF	830,000	Buy	10/10/07	690,269	713,474	23,205
Switzerland Francs
CHF	50,000	Buy	10/10/07	41,901	42,981	1,080
Switzerland Francs
CHF	790,000	Buy	11/8/07	670,395	680,595	10,200
Switzerland Francs
CHF	810,000	Buy	11/13/07	669,007	698,066	29,059
Switzerland Francs
CHF	810,000	Buy	11/13/07	669,170	698,066	28,896
Switzerland Francs
CHF	2,140,000	Buy	10/4/07	1,808,013	1,838,680	30,667
Switzerland Francs
CHF	840,000	Buy	11/8/07	713,752	723,671	9,919
Switzerland Francs
CHF	267,000	Buy	10/11/07	227,754	229,534	1,780
Chile Pesos
CLP	489,000,000	Buy	10/22/07	950,807	957,112	6,305
Czech Republic Koruny
CZK	250,000	Buy	1/25/08	12,329	13,015	686
Czech Republic Koruny
CZK	36,250,000	Buy	10/9/07	1,821,109	1,877,359	56,250
Dominican Republic Pesos
DOP	7,595,365	Buy	10/9/07	229,467	227,406	(2,061)
EURO
EUR	250,000	Buy	1/29/08	332,288	357,146	24,858
EURO
EUR	510,000	Buy	10/10/07	696,079	727,425	31,346

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
EURO
EUR	515,000	Buy	10/10/07	699,355	734,557	$35,202
EURO
EUR	80,000	Buy	10/10/07	106,914	114,106	7,192
EURO
EUR	3,170,000	Buy	10/5/07	4,324,134	4,520,844	196,710
EURO
EUR	990,000	Buy	10/10/07	1,357,651	1,412,060	54,409
EURO
EUR	480,000	Buy	10/10/07	663,408	684,635	21,227
EURO
EUR	490,000	Buy	11/13/07	678,238	699,429	21,191
EURO
EUR	2,130,000	Buy	11/30/07	2,913,095	3,041,198	128,103
EURO
EUR	1,760,000	Buy	10/10/07	2,448,371	2,510,329	61,958
EURO
EUR	750,000	Buy	12/6/07	1,056,705	1,070,918	14,213
EURO
EUR	980,000	Buy	10/10/07	1,380,173	1,397,797	17,624
EURO
EUR	3,905,000	Buy	10/11/07	5,506,870	5,569,941	63,071
EURO
EUR	3,650,000	Buy	12/27/07	5,146,566	5,213,050	66,484
EURO
EUR	490,000	Buy	10/10/07	692,627	698,898	6,271
EURO
EUR	500,000	Buy	10/10/07	706,670	713,162	6,492
British Pound Sterling
GBP	350,000	Buy	10/10/07	690,760	715,942	25,182
British Pound Sterling
GBP	880,000	Buy	10/10/07	1,736,240	1,800,082	63,842
British Pound Sterling
GBP	350,000	Buy	10/10/07	700,704	715,942	15,238
British Pound Sterling
GBP	70,000	Buy	10/10/07	139,999	143,188	3,189
British Pound Sterling
GBP	60,000	Buy	10/10/07	118,277	122,733	4,456
British Pound Sterling
GBP	480,000	Buy	12/21/07	951,878	980,242	28,364
British Pound Sterling
GBP	670,000	Buy	11/13/07	1,362,814	1,369,449	6,635
British Pound Sterling
GBP	110,000	Buy	10/10/07	221,051	225,011	3,960
British Pound Sterling
GBP	600,000	Buy	10/10/07	1,199,802	1,227,329	27,527
British Pound Sterling
GBP	600,000	Buy	10/10/07	1,199,052	1,227,329	28,277
British Pound Sterling
GBP	445,000	Buy	10/11/07	900,747	910,249	9,502
British Pound Sterling
GBP	440,000	Buy	12/27/07	885,381	898,438	13,057
Hungary Forint
HUF	337,000,000	Buy	10/15/07	1,828,441	1,912,667	84,226
India Rupees
INR	73,000,000	Buy	10/4/07	1,776,026	1,831,862	55,836
India Rupees
INR	73,000,000	Buy	10/15/07	1,803,360	1,831,525	28,165
Japanese Yen
JPY	267,000,000	Buy	10/10/07	2,302,006	2,327,401	25,395
Japanese Yen
JPY	397,000,000	Buy	10/10/07	3,424,480	3,460,593	36,113
Japanese Yen
JPY	339,000,000	Buy	10/10/07	2,924,115	2,955,015	30,900
Japanese Yen
JPY	2,000,000	Buy	10/10/07	17,082	17,434	352
Japanese Yen
JPY	22,000,000	Buy	10/10/07	184,448	191,771	7,323
Japanese Yen
JPY	207,000,000	Buy	10/10/07	1,733,102	1,804,390	71,288
Japanese Yen
JPY	208,000,000	Buy	10/10/07	1,742,189	1,813,106	70,917
Japanese Yen
JPY	207,000,000	Buy	10/10/07	1,733,697	1,804,389	70,692
Japanese Yen
JPY	150,000,000	Buy	12/21/07	1,243,575	1,319,091	75,516
Japanese Yen
JPY	162,000,000	Buy	10/10/07	1,376,930	1,412,131	35,201
Japanese Yen
JPY	322,000,000	Buy	10/10/07	2,733,261	2,806,829	73,568

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Japanese Yen
JPY	444,000,000	Buy	10/30/07	3,773,328	3,880,042	$106,714
Japanese Yen
JPY	121,000,000	Buy	11/13/07	1,084,647	1,059,191	(25,456)
Japanese Yen
JPY	122,000,000	Buy	11/13/07	1,059,626	1,067,946	8,320
Japanese Yen
JPY	422,000,000	Buy	10/30/07	3,717,751	3,687,788	(29,963)
Japanese Yen
JPY	259,000,000	Buy	11/30/07	2,267,951	2,271,856	3,905
Japanese Yen
JPY	155,000,000	Buy	10/11/07	1,350,492	1,351,284	792
Korea (South) Won
KRW	1,000,000,000	Buy	10/2/07	1,081,081	1,092,657	11,576
Korea (South) Won
KRW	922,000,000	Buy	10/12/07	1,004,357	1,007,892	3,535
Korea (South) Won
KRW	853,000,000	Buy	2/1/08	931,579	936,187	4,608
Mexico Pesos
MXN	23,700,000	Buy	11/26/07	2,130,222	2,158,642	28,420
Mexico Pesos
MXN	20,000,000	Buy	10/15/07	1,798,561	1,826,628	28,067
Malaysia Ringgits
MYR	3,050,000	Buy	11/15/07	882,013	896,869	14,856
Malaysia Ringgits
MYR	2,370,000	Buy	12/17/07	680,839	697,858	17,019
Norway Krone
NOK	5,060,000	Buy	1/29/08	806,567	937,274	130,707
Norway Krone
NOK	270,000	Buy	1/29/08	43,275	50,012	6,737
Norway Krone
NOK	50,000	Buy	1/29/08	8,223	9,262	1,039
Norway Krone
NOK	2,180,000	Buy	1/29/08	367,393	403,806	36,413
Norway Krone
NOK	60,000	Buy	1/29/08	10,086	11,114	1,028
Norway Krone
NOK	190,000	Buy	1/29/08	31,607	35,194	3,587
Norway Krone
NOK	3,980,000	Buy	1/29/08	678,093	737,224	59,131
Norway Krone
NOK	3,960,000	Buy	1/29/08	710,518	733,519	23,001
New Zealand Dollars
NZD	270,000	Buy	1/16/08	180,995	202,451	21,456
New Zealand Dollars
NZD	2,780,000	Buy	1/16/08	1,921,920	2,084,495	162,575
New Zealand Dollars
NZD	10,000	Buy	1/16/08	7,162	7,498	336
New Zealand Dollars
NZD	1,090,000	Buy	12/21/07	815,375	819,433	4,058
New Zealand Dollars
NZD	880,000	Buy	11/13/07	670,498	664,077	(6,421)
New Zealand Dollars
NZD	2,640,000	Buy	10/10/07	1,853,518	1,998,727	145,209
New Zealand Dollars
NZD	1,690,000	Buy	1/16/08	1,184,268	1,267,193	82,925
New Zealand Dollars
NZD	2,600,000	Buy	10/15/07	1,834,022	1,967,525	133,503
Philippines Pesos
PHP	84,000,000	Buy	10/12/07	1,786,854	1,863,636	76,782
Poland Zlotych
PLN	7,400,000	Buy	11/7/07	2,682,131	2,801,352	119,221
Poland Zlotych
PLN	1,870,000	Buy	10/10/07	670,924	707,681	36,757
Russia Rubles
RUB	10,460,000	Buy	12/6/07	406,371	418,879	12,508
Russia Rubles
RUB	27,580,000	Buy	12/6/07	1,071,068	1,104,463	33,395
Russia Rubles
RUB	17,436,000	Buy	12/6/07	679,634	698,239	18,605
Russia Rubles
RUR	56,780,000	Buy	2/21/08	2,171,319	2,270,192	98,873
Sweden Kronor
SEK	5,960,000	Buy	10/10/07	862,568	925,188	62,620
Sweden Kronor
SEK	210,000	Buy	10/10/07	30,905	32,599	1,694
Sweden Kronor
SEK	7,920,000	Buy	10/10/07	1,181,032	1,229,444	48,412

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Sweden Kronor
SEK	4,790,000	Buy	10/10/07	718,324	743,565	$25,241
Sweden Kronor
SEK	3,930,000	Buy	12/21/07	581,929	611,318	29,389
Sweden Kronor
SEK	4,710,000	Buy	10/10/07	711,534	731,147	19,613
Singapore Dollars
SGD	1,960,000	Buy	2/5/08	1,301,547	1,331,407	29,860
Singapore Dollars
SGD	130,000	Buy	2/5/08	87,313	88,308	995
Singapore Dollars
SGD	80,000	Buy	2/5/08	53,843	54,343	500
Singapore Dollars
SGD	70,000	Buy	2/5/08	46,667	47,551	884
Singapore Dollars
SGD	2,700,000	Buy	10/4/07	1,775,919	1,818,118	42,199
Singapore Dollars
SGD	20,000	Buy	2/5/08	13,326	13,586	260
Turkey New Lira
TRY	3,785,000	Buy	1/24/08	2,533,467	3,021,362	487,895
Turkey New Lira
TRY	2,855,000	Buy	2/1/08	1,515,232	2,273,734	758,502
Turkey New Lira
TRY	65,000	Buy	2/1/08	32,067	51,766	19,699
Turkey New Lira
TRY	2,110,000	Buy	11/2/07	1,583,252	1,728,418	145,166
Turkey New Lira
TRY	1,800,000	Buy	11/7/07	1,280,319	1,471,963	191,644
Turkey New Lira
TRY	110,000	Buy	11/7/07	78,103	89,953	11,850
Turkey New Lira
TRY	325,000	Buy	11/7/07	232,019	265,771	33,752
Turkey New Lira
TRY	2,400,000	Buy	10/24/07	1,928,795	1,972,070	43,275
Taiwan New Dollars
TWD	58,000,000	Buy	10/4/07	1,757,576	1,778,181	20,605
South Africa Rand
ZAR	13,000,000	Buy	10/4/07	1,805,606	1,885,892	80,286
South Africa Rand
ZAR	13,100,000	Buy	10/4/07	1,828,052	1,900,399	72,347
South Africa Rand
ZAR	13,000,000	Buy	10/15/07	1,805,455	1,882,887	77,432
						$8,028,243
Australia Dollars
AUD	2,830,000	Sell	10/10/07	2,303,620	2,510,083	$(206,463)
Australia Dollars
AUD	1,540,000	Sell	10/10/07	1,253,144	1,365,911	(112,767)
Australia Dollars
AUD	180,000	Sell	10/10/07	149,195	159,652	(10,457)
Australia Dollars
AUD	110,000	Sell	10/10/07	90,423	97,565	(7,142)
Australia Dollars
AUD	440,000	Sell	10/10/07	367,805	390,260	(22,455)
Australia Dollars
AUD	770,000	Sell	10/10/07	670,031	682,955	(12,924)
Australia Dollars
AUD	800,000	Sell	10/10/07	679,416	709,564	(30,148)
Australia Dollars
AUD	395,000	Sell	11/13/07	308,949	349,836	(40,887)
Australia Dollars
AUD	395,000	Sell	11/13/07	322,360	349,836	(27,476)
Australia Dollars
AUD	138,000	Sell	10/11/07	113,850	122,394	(8,544)
Australia Dollars
AUD	2,175,000	Sell	10/15/07	1,810,100	1,928,697	(118,597)
Australia Dollars
AUD	(245,000)	Sell	10/9/07	211,803	217,314	(5,511)
Brazil Real
BRL	4,820,000	Sell	1/3/08	2,488,384	2,601,851	(113,467)
Brazil Real
BRL	2,490,000	Sell	11/5/07	1,255,040	1,352,925	(97,885)
Brazil Real
BRL	3,980,000	Sell	10/2/07	2,008,275	2,171,304	(163,029)
Brazil Real
BRL	7,150,000	Sell	10/2/07	3,697,269	3,900,709	(203,440)
Brazil Real
BRL	2,630,000	Sell	10/2/07	1,406,869	1,434,806	(27,937)
Brazil Real
BRL	(2,630,000)	Sell	11/5/07	1,399,383	1,428,993	(29,610)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Canada Dollars
CAD	600,000	Sell	12/21/07	566,182	603,821	$(37,639)
Canada Dollars
CAD	2,560,000	Sell	11/23/07	2,424,472	2,575,328	(150,856)
Canada Dollars
CAD	1,070,000	Sell	1/16/08	1,017,188	1,076,992	(59,804)
Canada Dollars
CAD	465,000	Sell	10/11/07	441,595	467,558	(25,963)
Canada Dollars
CAD	(210,000)	Sell	10/9/07	209,790	211,150	(1,360)
Switzerland Francs
CHF	255,000	Sell	12/19/07	214,918	220,296	(5,378)
Switzerland Francs
CHF	550,000	Sell	12/19/07	462,340	475,147	(12,807)
Switzerland Francs
CHF	490,000	Sell	12/21/07	414,797	423,369	(8,572)
Switzerland Francs
CHF	370,000	Sell	1/25/08	306,983	320,353	(13,370)
Switzerland Francs
CHF	185,000	Sell	1/25/08	152,880	160,177	(7,297)
Switzerland Francs
CHF	375,000	Sell	1/25/08	308,122	324,682	(16,560)
Switzerland Francs
CHF	55,000	Sell	1/25/08	45,147	47,620	(2,473)
Switzerland Francs
CHF	190,000	Sell	1/25/08	155,743	164,506	(8,763)
Switzerland Francs
CHF	670,000	Sell	12/21/07	554,223	578,893	(24,670)
Switzerland Francs
CHF	285,000	Sell	12/19/07	238,394	246,213	(7,819)
Switzerland Francs
CHF	260,000	Sell	12/19/07	216,884	224,616	(7,732)
Switzerland Francs
CHF	880,000	Sell	10/10/07	723,506	756,455	(32,949)
Switzerland Francs
CHF	5,000	Sell	1/25/08	4,213	4,329	(116)
Switzerland Francs
CHF	140,000	Sell	12/19/07	117,695	120,947	(3,252)
Switzerland Francs
CHF	1,620,000	Sell	11/13/07	1,363,843	1,396,132	(32,289)
Switzerland Francs
CHF	2,140,000	Sell	10/4/07	1,780,425	1,838,679	(58,254)
Switzerland Francs
CHF	133,000	Sell	10/11/07	110,926	114,337	(3,411)
Switzerland Francs
CHF	964,000	Sell	12/21/07	819,031	832,914	(13,883)
Switzerland Francs
CHF	2,140,000	Sell	10/15/07	1,812,139	1,840,293	(28,154)
Switzerland Francs
CHF	65,000	Sell	11/8/07	54,821	55,999	(1,178)
Switzerland Francs
CHF	(240,000)	Sell	10/9/07	204,708	206,289	(1,581)
Colombia Pesos
COP	728,000,000	Sell	10/16/07	331,890	359,094	(27,204)
Colombia Pesos
COP	1,090,000,000	Sell	10/16/07	496,131	537,654	(41,523)
Czech Republic Koruny
CZK	4,400,000	Sell	12/19/07	212,941	228,730	(15,789)
Czech Republic Koruny
CZK	9,670,000	Sell	12/19/07	466,159	502,685	(36,526)
Czech Republic Koruny
CZK	8,500,000	Sell	12/21/07	414,295	441,906	(27,611)
Czech Republic Koruny
CZK	6,410,000	Sell	1/25/08	306,347	333,689	(27,342)
Czech Republic Koruny
CZK	3,240,000	Sell	1/25/08	152,722	168,666	(15,944)
Czech Republic Koruny
CZK	6,510,000	Sell	1/25/08	305,190	338,895	(33,705)
Czech Republic Koruny
CZK	980,000	Sell	1/25/08	45,927	51,016	(5,089)
Czech Republic Koruny
CZK	3,290,000	Sell	1/25/08	154,091	171,269	(17,178)
Czech Republic Koruny
CZK	11,620,000	Sell	12/21/07	553,123	604,111	(50,988)
Czech Republic Koruny
CZK	5,040,000	Sell	12/19/07	239,146	261,999	(22,853)
Czech Republic Koruny
CZK	4,470,000	Sell	12/19/07	216,360	232,368	(16,008)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Czech Republic Koruny
CZK	1,545,000	Sell	12/19/07	76,045	80,316	$(4,271)
Czech Republic Koruny
CZK	36,250,000	Sell	10/9/07	1,780,452	1,877,360	(96,908)
Czech Republic Koruny
CZK	36,250,000	Sell	10/15/07	1,830,808	1,877,989	(47,181)
EURO
EUR	500,000	Sell	1/29/08	657,038	714,291	(57,253)
EURO
EUR	1,845,000	Sell	10/10/07	2,483,001	2,631,567	(148,566)
EURO
EUR	1,770,000	Sell	10/10/07	2,382,924	2,524,592	(141,668)
EURO
EUR	95,000	Sell	10/10/07	129,932	135,501	(5,569)
EURO
EUR	270,000	Sell	1/29/08	371,736	385,717	(13,981)
EURO
EUR	250,000	Sell	11/21/07	339,220	356,898	(17,678)
EURO
EUR	240,000	Sell	10/10/07	324,384	342,318	(17,934)
EURO
EUR	550,000	Sell	10/10/07	745,003	784,478	(39,475)
EURO
EUR	545,000	Sell	10/10/07	736,333	777,346	(41,013)
EURO
EUR	420,000	Sell	12/21/07	566,761	599,817	(33,056)
EURO
EUR	870,000	Sell	10/10/07	1,193,570	1,240,901	(47,331)
EURO
EUR	1,300,000	Sell	2/6/08	1,788,176	1,857,262	(69,086)
EURO
EUR	1,900,000	Sell	11/7/07	2,608,358	2,711,809	(103,451)
EURO
EUR	245,000	Sell	11/13/07	329,035	349,715	(20,680)
EURO
EUR	245,000	Sell	11/13/07	329,672	349,715	(20,043)
EURO
EUR	490,000	Sell	10/10/07	670,781	698,899	(28,118)
EURO
EUR	1,030,000	Sell	10/10/07	1,413,139	1,469,113	(55,974)
EURO
EUR	660,000	Sell	10/10/07	904,504	941,374	(36,870)
EURO
EUR	460,000	Sell	10/10/07	630,513	656,109	(25,596)
EURO
EUR	1,960,000	Sell	10/11/07	2,682,946	2,795,668	(112,722)
EURO
EUR	500,000	Sell	12/6/07	686,400	713,945	(27,545)
EURO
EUR	250,000	Sell	12/6/07	343,000	356,973	(13,973)
EURO
EUR	168,000	Sell	12/21/07	232,294	239,927	(7,633)
EURO
EUR	227,000	Sell	10/10/07	315,734	323,775	(8,041)
EURO
EUR	880,000	Sell	10/10/07	1,222,619	1,255,164	(32,545)
EURO
EUR	(880,000)	Sell	10/10/07	1,229,932	1,255,165	(25,233)
EURO
EUR	(145,000)	Sell	10/9/07	204,233	206,812	(2,579)
British Pound Sterling
GBP	370,000	Sell	10/10/07	733,662	756,853	(23,191)
British Pound Sterling
GBP	80,000	Sell	10/10/07	159,121	163,644	(4,523)
British Pound Sterling
GBP	670,000	Sell	10/10/07	1,356,026	1,370,517	(14,491)
British Pound Sterling
GBP	670,000	Sell	10/10/07	1,360,368	1,370,517	(10,149)
British Pound Sterling
GBP	660,000	Sell	2/6/08	1,338,143	1,346,017	(7,874)
British Pound Sterling
GBP	335,000	Sell	11/13/07	662,563	684,724	(22,161)
British Pound Sterling
GBP	335,000	Sell	11/13/07	664,716	684,724	(20,008)
British Pound Sterling
GBP	220,000	Sell	10/11/07	443,960	450,011	(6,051)
British Pound Sterling
GBP	480,000	Sell	12/21/07	970,930	980,243	(9,313)
British Pound Sterling
GBP	1,210,000	Sell	10/10/07	2,452,289	2,475,113	(22,824)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
British Pound Sterling
GBP	(100,000)	Sell	10/9/07	201,800	204,559	$(2,759)
British Pound Sterling
GBP	(220,000)	Sell	12/27/07	443,080	449,219	(6,139)
Hong Kong Dollars
HKD	3,220,000	Sell	12/19/07	419,074	414,377	4,697
Hong Kong Dollars
HKD	7,160,000	Sell	12/19/07	931,930	921,410	10,520
Hong Kong Dollars
HKD	6,370,000	Sell	12/21/07	828,648	819,764	8,884
Hong Kong Dollars
HKD	4,660,000	Sell	1/25/08	604,065	599,898	4,167
Hong Kong Dollars
HKD	2,330,000	Sell	1/25/08	301,575	299,949	1,626
Hong Kong Dollars
HKD	4,660,000	Sell	1/25/08	602,106	599,898	2,208
Hong Kong Dollars
HKD	700,000	Sell	1/25/08	90,445	90,113	332
Hong Kong Dollars
HKD	2,350,000	Sell	1/25/08	303,058	302,524	534
Hong Kong Dollars
HKD	8,470,000	Sell	12/21/07	1,092,044	1,090,016	2,028
Hong Kong Dollars
HKD	3,665,000	Sell	12/19/07	472,519	471,643	876
Hong Kong Dollars
HKD	3,320,000	Sell	12/19/07	428,028	427,246	782
Hong Kong Dollars
HKD	690,000	Sell	1/25/08	88,488	88,826	(338)
Hong Kong Dollars
HKD	2,310,000	Sell	12/19/07	296,032	297,270	(1,238)
Hungary Forint
HUF	337,000,000	Sell	10/15/07	1,832,867	1,912,667	(79,800)
India Rupees
INR	42,000,000	Sell	11/16/07	1,021,898	1,053,041	(31,143)
India Rupees
INR	73,000,000	Sell	10/4/07	1,794,273	1,831,862	(37,589)
Japanese Yen
JPY	154,000,000	Sell	2/5/08	1,335,726	1,360,870	(25,144)
Japanese Yen
JPY	18,000,000	Sell	10/10/07	155,333	156,903	(1,570)
Japanese Yen
JPY	51,320,000	Sell	10/10/07	429,582	447,349	(17,767)
Japanese Yen
JPY	192,000,000	Sell	10/10/07	1,576,225	1,673,637	(97,412)
Japanese Yen
JPY	158,000,000	Sell	2/6/08	1,355,386	1,396,361	(40,975)
Japanese Yen
JPY	243,000,000	Sell	11/13/07	2,053,464	2,127,137	(73,673)
Japanese Yen
JPY	427,000,000	Sell	10/30/07	3,706,436	3,731,482	(25,046)
Japanese Yen
JPY	203,000,000	Sell	10/4/07	1,760,663	1,768,185	(7,522)
Japanese Yen
JPY	76,000,000	Sell	10/11/07	662,598	662,565	33
Japanese Yen
JPY	302,000,000	Sell	12/21/07	2,696,982	2,655,769	41,213
Japanese Yen
JPY	89,680,000	Sell	10/10/07	788,742	781,728	7,014
Japanese Yen
JPY	510,000,000	Sell	11/30/07	4,471,421	4,473,539	(2,118)
Japanese Yen
JPY	(23,000,000)	Sell	10/9/07	199,445	200,462	(1,017)
Japanese Yen
JPY	(159,000,000)	Sell	10/10/07	1,385,580	1,385,981	(401)
Mexico Pesos
MXN	20,000,000	Sell	10/15/07	1,803,508	1,826,628	(23,120)
Norway Krone
NOK	2,010,000	Sell	1/29/08	329,346	372,316	(42,970)
Norway Krone
NOK	4,140,000	Sell	1/29/08	716,065	766,861	(50,796)
Norway Krone
NOK	260,000	Sell	1/29/08	46,104	48,160	(2,056)
New Zealand Dollars
NZD	3,215,000	Sell	1/16/08	2,167,682	2,410,666	(242,984)
New Zealand Dollars
NZD	1,525,000	Sell	1/16/08	1,035,856	1,143,473	(107,617)
New Zealand Dollars
NZD	10,000	Sell	1/16/08	7,255	7,498	(243)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
New Zealand Dollars
NZD	860,000	Sell	10/10/07	669,441	651,100	$18,341
New Zealand Dollars
NZD	1,780,000	Sell	10/10/07	1,349,009	1,347,627	1,382
New Zealand Dollars
NZD	440,000	Sell	11/13/07	294,360	332,039	(37,679)
New Zealand Dollars
NZD	440,000	Sell	11/13/07	307,052	332,039	(24,987)
New Zealand Dollars
NZD	297,000	Sell	12/21/07	204,069	223,277	(19,208)
New Zealand Dollars
NZD	2,600,000	Sell	10/15/07	1,798,898	1,967,524	(168,626)
New Zealand Dollars
NZD	30,000	Sell	12/21/07	21,138	22,553	(1,415)
New Zealand Dollars
NZD	(285,000)	Sell	10/9/07	211,755	215,792	(4,037)
Philippines Pesos
PHP	84,000,000	Sell	10/12/07	1,788,113	1,863,636	(75,523)
Poland Zlotych
PLN	30,000	Sell	10/10/07	11,016	11,353	(337)
Russia Rubles
RUB	3,700,000	Sell	12/6/07	143,689	148,169	(4,480)
Russia Rubles
RUB	(110,000)	Sell	12/6/07	4,356	4,405	(49)
Russia Rubles
RUB	(27,896,000)	Sell	12/6/07	1,105,230	1,117,117	(11,887)
Russia Rubles
RUB	(23,770,000)	Sell	12/6/07	942,319	951,888	(9,569)
Sweden Kronor
SEK	1,000,000	Sell	10/10/07	145,266	155,232	(9,966)
Sweden Kronor
SEK	3,930,000	Sell	12/21/07	564,891	611,319	(46,428)
Sweden Kronor
SEK	4,560,000	Sell	10/10/07	678,420	707,862	(29,442)
Sweden Kronor
SEK	4,950,000	Sell	10/10/07	720,174	768,403	(48,229)
Sweden Kronor
SEK	620,000	Sell	10/10/07	92,814	96,244	(3,430)
Singapore Dollars
SGD	210,000	Sell	2/5/08	139,230	142,651	(3,421)
Singapore Dollars
SGD	2,700,000	Sell	10/4/07	1,775,230	1,818,118	(42,888)
Singapore Dollars
SGD	2,700,000	Sell	10/15/07	1,783,308	1,819,624	(36,316)
Turkey New Lira
TRY	610,000	Sell	2/1/08	338,701	485,807	(147,106)
Turkey New Lira
TRY	610,000	Sell	1/24/08	339,285	486,931	(147,646)
Turkey New Lira
TRY	320,000	Sell	1/24/08	170,213	255,439	(85,226)
Turkey New Lira
TRY	175,000	Sell	2/1/08	93,001	139,371	(46,370)
Turkey New Lira
TRY	2,855,000	Sell	1/24/08	1,518,617	2,278,993	(760,376)
Turkey New Lira
TRY	2,135,000	Sell	2/1/08	1,107,537	1,700,322	(592,785)
Turkey New Lira
TRY	410,000	Sell	11/7/07	308,851	335,280	(26,429)
Turkey New Lira
TRY	655,000	Sell	11/7/07	498,440	535,631	(37,191)
Turkey New Lira
TRY	1,180,000	Sell	11/2/07	855,693	966,604	(110,911)
Turkey New Lira
TRY	1,500,000	Sell	11/7/07	1,070,053	1,226,636	(156,583)
Taiwan New Dollars
TWD	58,000,000	Sell	10/4/07	1,758,908	1,778,181	(19,273)
Taiwan New Dollars
TWD	58,000,000	Sell	10/15/07	1,755,820	1,780,787	(24,967)
South Africa Rand
ZAR	26,100,000	Sell	10/4/07	3,619,014	3,786,290	(167,276)
						$(7,302,043)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 26.2%
		Agriculture: 0.1%
$300,000	C	Reynolds American, Inc., 7.625%, due 06/01/16	$320,911
			320,911
		Auto Manufacturers: 0.8%
1,400,000	C	DaimlerChrysler NA Holding Corp., 6.053%, due 03/13/09	1,391,288
2,000,000		DaimlerChrysler NA Holding Corp., 9.360%, due 08/03/14	2,000,228
			3,391,516
		Banks: 9.0%
200,000		Abbey National Treasury Services PLC, 5.074%, due 07/02/08	200,080
200,000		American Express Bank FSB, 6.000%, due 09/13/17	199,361
3,700,000		American Express Centurion Bank, 5.826%, due 06/12/09	3,685,133
200,000		American Express Centurion Bank, 6.000%, due 09/13/17	199,361
5,500,000		Bank of America NA, 5.704%, due 06/12/09	5,485,975
4,100,000	@@	Barclays Bank PLC, 5.450%, due 09/12/12	4,117,384
2,100,000		Barclays Bank PLC, 5.714%, due 03/17/08	2,100,420
2,200,000	@@, #, C	BNP Paribas, 5.186%, due 06/29/15	2,019,347
1,700,000		Calyon New York, 5.340%, due 01/16/09	1,701,108
1,100,000	@@, #, C	Commonwealth Bank of Australia, 6.024%, due 03/15/16	1,045,481
600,000	@@, #	Credit Agricole SA, 5.505%, due 05/28/09	600,647
700,000	@@, #	Credit Agricole SA, 5.555%, due 05/28/10	700,968
1,600,000	@@, C	Deutsche Bank AG, 6.000%, due 09/01/17	1,623,677
1,700,000		Dexia Credit Local, 5.079%, due 09/29/08	1,700,568
1,700,000		Fortis Bank SA, 5.074%, due 06/30/08	1,700,614
1,700,000		Fortis Bank SA, 5.148%, due 09/30/08	1,700,554
DKK 6,075,261	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	1,100,435
DKK 11,662,958	@@	Realkredit Danmark A/S, 5.000%, due 10/01/38	2,108,716
$1,200,000		Royal Bank of Scotland, 5.074%, due 03/26/08	1,198,864
1,500,000	@@, #	Santander US Debt SA Unipersonal, 5.420%, due 02/06/09	1,497,233
1,200,000		Societe Generale, 5.079%, due 03/26/08	1,200,085
1,600,000	@@, #	Unicredit Luxembourg Finance SA, 5.410%, due 10/24/08	1,601,099
800,000	@@, #	VTB Capital (VNESHTORGBK), 5.956%, due 08/01/08	793,000
			38,280,110
		Biotechnology: 0.3%
1,400,000	#, C	Amgen, Inc., 5.585%, due 11/28/08	1,401,767
			1,401,767
		Building Materials: 0.2%
800,000	@@, #, C, L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	779,811
			779,811
		Chemicals: 0.1%
400,000	C	Rohm & Haas Co., 6.000%, due 09/15/17	401,908
			401,908
		Computers: 1.4%
5,700,000	C	International Business Machines Corp., 5.700%, due 09/14/17	5,740,652
			5,740,652
		Diversified Financial Services: 10.6%
900,000		Bear Stearns Cos., Inc., 5.590%, due 08/21/09	878,441
3,900,000		Bear Stearns Cos., Inc., 5.630%, due 07/16/09	3,868,644
400,000		CitiFinancial, 6.625%, due 06/01/15	421,301
500,000		Citigroup Funding, Inc., 5.200%, due 06/26/09	499,516
3,100,000	L	Citigroup, Inc., 5.500%, due 08/27/12	3,137,783
100,000		Citigroup, Inc., 5.625%, due 08/27/12	101,279
1,900,000	L	Citigroup, Inc., 6.000%, due 08/15/17	1,947,730
2,100,000		Ford Motor Credit Co., 5.800%, due 01/12/09	2,028,921
100,000		Ford Motor Credit Co., 7.250%, due 10/25/11	93,791
EUR 4,800,000		General Electric Capital Corp., 5.500%, due 09/15/67	6,657,236
$1,700,000		General Electric Capital Corp., 5.628%, due 08/15/11	1,679,930
1,800,000	L	General Electric Capital Corp., 5.734%, due 03/12/10	1,791,684
200,000	L	General Motors Acceptance Corp., 4.375%, due 12/10/07	199,036
200,000		General Motors Acceptance Corp., 5.850%, due 01/14/09	195,809
400,000		General Motors Acceptance Corp., 6.360%, due 09/23/08	394,138
4,000,000		Goldman Sachs Group, Inc., 5.690%, due 07/23/09	4,001,804
2,000,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	2,047,538
1,600,000		HSBC Finance Corp., 5.420%, due 10/21/09	1,591,293
2,000,000		Lehman Brothers Holdings, Inc., 5.645%, due 05/25/10	1,950,862
2,700,000		Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	2,714,494
3,700,000		Merrill Lynch & Co., Inc., 5.406%, due 05/08/09	3,686,839
300,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	307,918
100,000	C	Morgan Stanley, 5.300%, due 03/01/13	98,537
1,800,000		Morgan Stanley, 5.410%, due 05/07/09	1,786,293
1,300,000	C	Morgan Stanley, 6.250%, due 08/28/17	1,329,999
1,100,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	1,084,764
500,000	#, C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	478,138
			44,973,718

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Electric: 0.8%
$300,000	C	Columbus Southern Power Co., 6.600%, due 03/01/33	$310,032
2,100,000	@@, #, C	Enel Finance International SA, 6.250%, due 09/15/17	2,111,645
100,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	98,457
800,000	#, C	TXU Energy Co., LLC, 6.194%, due 09/16/08	801,390
			3,321,524
		Healthcare — Products: 0.2%
1,000,000	X	Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	1,005,000
			1,005,000
		Insurance: 0.3%
1,300,000	#	Metropolitan Life Global Funding I, 5.560%, due 05/17/10	1,290,076
			1,290,076
		Lodging: 0.2%
800,000	C	Mandalay Resort Group, 6.500%, due 07/31/09	808,000
			808,000
		Mining: 0.1%
200,000	@@, C	Vale Overseas Ltd., 6.250%, due 01/23/17	203,240
			203,240
		Office/Business Equipment: 0.2%
700,000	C	Xerox Corp., 9.750%, due 01/15/09	735,424
			735,424
		Oil & Gas: 0.1%
100,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	110,459
200,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	247,688
100,000		Pemex Project Funding Master Trust, 9.250%, due 03/30/18	126,050
			484,197
		Pharmaceuticals: 0.1%
300,000	@@, C	AstraZeneca PLC, 5.900%, due 09/15/17	305,090
200,000	@@, C	AstraZeneca PLC, 6.450%, due 09/15/37	208,073
			513,163
		Pipelines: 0.1%
300,000	#	Williams Cos., Inc., 6.375%, due 10/01/10	303,000
			303,000
		Retail: 0.6%
2,700,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	2,737,411
			2,737,411
		Telecommunications: 1.0%
24,000	+, C	AT&T Corp., 7.300%, due 11/15/11	25,806
400,000	C	AT&T, Inc., 4.125%, due 09/15/09	393,673
2,500,000	C, L	BellSouth Corp., 5.200%, due 09/15/14	2,436,830
30,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	32,485
600,000	C	Qwest Corp., 5.625%, due 11/15/08	602,250
200,000	C	Qwest Corp., 8.875%, due 03/15/12	219,250
700,000	@@	Vodafone Group PLC, 5.288%, due 12/28/07	699,691
			4,409,985
		Total Corporate Bonds/Notes
		(Cost $ 110,769,176)	111,101,413

U.S. GOVERNMENT AGENCY OBLIGATIONS: 77.4%
		Federal Home Loan Mortgage Corporation: 19.5%
1,900,000	C	3.000%, due 05/15/22	1,883,856
720,072	C	3.500%, due 05/15/22	716,204
1,722,578	C	3.500%, due 11/15/22	1,704,283
30,046	C	3.500%, due 07/15/32	28,777
1,824,189	C	4.000%, due 06/15/22	1,812,055
2,193,868	C	4.500%, due 11/15/13	2,186,735
1,862,876	C	4.500%, due 06/15/17	1,837,918
57,449	C	5.000%, due 09/15/16	57,321
4,157,318	C	5.000%, due 12/15/23	4,161,042
2,212,154	C	5.000%, due 01/15/24	2,211,820
2,031,933	C	5.000%, due 07/15/24	2,034,218
4,202,079	C	5.000%, due 04/15/26	4,206,581
473,931		5.000%, due 08/01/35	452,899
826,848		5.000%, due 09/01/35	790,155
1,522,977		5.321%, due 09/01/35	1,523,041
240,045	C	5.451%, due 01/25/45	236,362
189,625	C	5.500%, due 03/15/17	191,885
184,378		5.500%, due 03/01/23	182,466
393,190		5.500%, due 05/01/23	389,113
4,383		5.500%, due 08/15/30	4,297
2,554,687		5.500%, due 05/01/35	2,504,990
12,999,100		5.500%, due 06/01/37	12,730,562
8,999,106		5.500%, due 07/01/37	8,813,201
16,998,314		5.500%, due 08/01/37	16,647,159
1,139,217	C	5.903%, due 07/15/19	1,136,178
5,228,515	C	5.903%, due 08/15/19	5,214,392
6,955,329	C	5.903%, due 10/15/20	6,935,819
6,474		6.000%, due 10/01/17	6,572
41,681		6.000%, due 02/01/22	42,102
763,974		6.000%, due 03/01/23	770,959

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$466,686	C	6.205%, due 10/25/44	$465,411
683,889	C	6.375%, due 03/25/24	707,261
32,356		7.316%, due 04/01/32	32,643
			82,618,277
		Federal National Mortgage Corporation: 57.9%
4,141,024		3.846%, due 10/01/33	4,140,090
2,231,519		4.186%, due 11/01/34	2,240,303
1,305,096		4.390%, due 02/01/35	1,311,899
1,208,404		4.735%, due 09/01/35	1,229,992
643,304		4.828%, due 08/01/35	643,619
858,149		4.991%, due 09/01/34	853,451
107,739		5.000%, due 05/01/18	105,922
1,000,000	W	5.000%, due 10/15/18	980,156
818,112		5.000%, due 11/01/18	804,314
378,444		5.000%, due 02/01/19	371,691
42,000		5.000%, due 07/25/19	41,921
71,692		5.000%, due 08/01/19	70,412
405,205		5.000%, due 10/01/19	397,975
263,278		5.000%, due 06/01/20	258,179
282,488		5.000%, due 07/01/20	277,017
10,385,715		5.000%, due 08/01/20	10,184,558
3,231,954		5.000%, due 09/01/20	3,169,355
3,271,302		5.000%, due 01/01/21	3,207,941
935,824		5.000%, due 07/01/21	917,661
3,580,280		5.000%, due 06/25/27	3,580,152
560,319		5.000%, due 08/01/35	535,439
370,067		5.000%, due 02/01/36	353,634
15,928,467		5.000%, due 03/01/36	15,221,166
1,197,894		5.191%, due 07/25/37	1,184,048
165,747		5.251%, due 03/25/34	164,852
99,989		5.500%, due 03/01/16	100,176
3,000,000	W	5.500%, due 10/15/18	2,992,968
230,644		5.500%, due 06/01/23	228,319
611,283		5.500%, due 02/01/24	605,121
82,831		5.500%, due 05/01/33	81,377
35,382		5.500%, due 07/01/33	34,761
917,246		5.500%, due 11/01/33	901,140
160,274		5.500%, due 12/01/33	157,460
399,523		5.500%, due 04/01/34	392,508
77,346		5.500%, due 10/01/34	75,927
668,414		5.500%, due 11/01/34	656,149
990,763		5.500%, due 12/01/34	972,583
1,094,312		5.500%, due 01/01/35	1,074,231
18,112,354		5.500%, due 02/01/35	17,779,995
147,072		5.500%, due 04/01/35	144,253
3,034,147		5.500%, due 05/01/35	2,975,982
1,316,711		5.500%, due 06/01/35	1,291,470
805,240		5.500%, due 07/01/35	789,804
4,913,161		5.500%, due 08/01/35	4,818,977
6,519,191		5.500%, due 09/01/35	6,394,219
173,187		5.500%, due 10/01/35	169,867
68,000,000	W	5.500%, due 10/15/35	66,608,108
855,880		5.500%, due 12/01/35	839,473
5,383,725		5.500%, due 03/01/36	5,280,344
86,650		5.500%, due 04/01/36	84,902
890,350		5.500%, due 05/01/36	873,282
822,069		5.500%, due 07/01/36	805,485
6,714,079		5.500%, due 03/01/37	6,578,631
399,514		5.500%, due 06/01/37	391,385
202,726		5.627%, due 04/01/32	206,409
22,603		6.000%, due 04/01/17	22,956
335,683		6.000%, due 06/01/17	340,930
60,474		6.000%, due 01/01/18	61,419
33,434		6.000%, due 12/01/18	33,884
419,337		6.000%, due 04/01/22	423,675
928,674		6.000%, due 06/01/22	938,280
174,190		6.000%, due 01/01/23	175,991
46,000,000	W	6.000%, due 10/15/34	46,064,676
2,911,819		6.000%, due 11/01/36	2,917,123
495,210		6.183%, due 10/01/44	504,990
131,747		6.255%, due 12/01/36	133,466
122,256		6.500%, due 03/01/17	125,325
38,777		6.500%, due 07/01/29	39,804
1,473,211		6.500%, due 05/01/36	1,500,475
1,452,366		6.500%, due 06/01/36	1,479,244
122,439		6.500%, due 07/01/36	124,705
471,388		6.500%, due 08/01/36	480,112
1,176,571		6.500%, due 09/01/36	1,198,345
1,535,361		6.500%, due 10/01/36	1,563,775
396,516		6.500%, due 11/01/36	403,853
1,001,897		6.500%, due 12/01/36	1,020,438

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$242,669		6.500%, due 01/01/37	$247,160
1,275,533		6.500%, due 03/01/37	1,299,008
351,180		6.500%, due 04/01/37	357,643
1,000,000		6.500%, due 08/01/37	1,018,404
1,500,000		6.500%, due 06/17/38	1,545,975
168,694		6.656%, due 04/25/24	175,395
1,430,055		6.780%, due 02/01/33	1,434,909
14,054		6.814%, due 02/01/20	14,568
15,419		7.206%, due 09/01/31	15,532
3,485,985		7.500%, due 08/25/35	3,618,932
			245,832,045
		Government National Mortgage Association: 0.0%
43,210	C	6.153%, due 03/16/32	43,361
			43,361
		Total U.S. Government Agency Obligations
		(Cost $ 329,277,945)	328,493,683
U.S. TREASURY OBLIGATIONS: 1.9%
		U.S. Treasury Notes: 0.7%
165,000		3.530%, due 11/29/07	164,035
3,025,000		3.620%, due 12/13/07	3,002,685
			3,166,720
		Treasury Inflation Indexed Protected Securities: 1.2%
400,000		2.000%, due 01/15/14	444,587
1,000,000		2.375%, due 04/15/11	1,056,573
2,100,000		2.375%, due 01/15/27	2,196,206
1,300,000	L	2.625%, due 07/15/17	1,347,165
			5,044,531
		Total U.S. Treasury Obligations
		(Cost $ 8,173,084)	8,211,251
ASSET-BACKED SECURITIES: 3.2%
		Automobile Asset—Backed Securities: 0.2%
427,597	C	USAA Auto Owner Trust, 5.337%, due 07/11/08	427,722
383,499	C	Wachovia Auto Loan Owner Trust, 5.337%, due 06/20/08	383,631
			811,353
		Credit Card Asset—Backed Securities: 0.4%
1,700,000	C	First USA Credit Card Master Trust, 5.774%, due 04/18/11	1,700,462
			1,700,462
		Home Equity Asset—Backed Securities: 0.2%
790,809	C	HFC Home Equity Loan Asset-Backed Certificates, 5.786%, due 01/20/34	772,143
			772,143
		Other Asset—Backed Securities: 2.4%
704,777	C	Countrywide Asset-Backed Certificates, 5.161%, due 01/25/46	702,199
419,580	C	Countrywide Asset-Backed Certificates, 5.181%, due 01/25/37	418,168
1,626,887	C	Countrywide Asset-Backed Certificates, 5.211%, due 10/25/37	1,614,997
3,700,000	C	Countrywide Asset-Backed Certificates, 5.311%, due 09/25/36	3,648,998
595,398	C	JPMorgan Mortgage Acquisition Corp., 5.181%, due 08/25/36	591,209
817,221	C	JPMorgan Mortgage Acquisition Corp., 5.380%, due 04/01/37	809,962
608,437	C	Lehman XS Trust, 5.211%, due 07/25/46	606,261
62,864	C	Long Beach Mortgage Loan Trust, 5.411%, due 10/25/34	61,300
751,829	C	Morgan Stanley Capital I, 5.181%, due 11/25/36	745,923
6,970	#, C	Quest Trust, 5.691%, due 06/25/34	6,968
1,211,170	C	WAMU Asset-Backed Certificates, 5.181%, due 01/25/37	1,199,240
			10,405,225
		Total Asset-Backed Securities
		(Cost $ 13,792,679)	13,689,183
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.5%
528,364	C	Adjustable Rate Mortgage Trust, 4.585%, due 05/25/35	522,843
706,851	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	698,761
936,222	C	Banc of America Funding Corp., 4.112%, due 05/25/35	919,304
628,531	C	Banc of America Funding Corp., 6.144%, due 01/20/47	630,350
747,383	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	730,614
390,352	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	383,525
219,697	C	Banc of America Mortgage Securities, Inc., 5.581%, due 01/25/34	219,371
11,495,009	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.125%, due 03/25/35	11,295,980
802,682	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	794,992
1,169,637	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.070%, due 11/25/34	1,160,573
511,031	C	Bear Stearns Alternative-A Trust, 5.374%, due 05/25/35	512,098
293,346	C	Bear Stearns Alternative-A Trust, 5.507%, due 09/25/35	293,042
865,815	C	Bear Stearns Alternative-A Trust, 5.819%, due 11/25/36	868,711
800,000		Bear Stearns Structured Products, Inc., 5.683%, due 01/26/36	796,858
500,000		Bear Stearns Structured Products, Inc., 5.793%, due 12/26/46	497,844
928,397	C	Citigroup Mortgage Loan Trust, Inc., 4.677%, due 08/25/35	919,823
207,566	C	Countrywide Alternative Loan Trust, 5.706%, due 11/20/35	207,038
1,373,362	C	Countrywide Home Loan Mortgage Pass-Through Trust, 4.739%, due 02/20/35	1,359,791
750,964	C	Countrywide Home Loan Mortgage Pass-Through Trust, 4.796%, due 11/25/34	742,432
295,509	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.451%, due 03/25/35	288,188

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,369,240	#, C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.471%, due 06/25/35	$1,341,207
282,979	C	Downey Savings & Loan Association Mortgage Loan Trust, 7.195%, due 07/19/44	287,869
24,948		Fannie Mae, 6.500%, due 05/01/36	25,410
461,528	C	First Horizon Asset Securities, Inc., 5.371%, due 08/25/35	459,082
4,656,386	C	Freddie Mac, 5.983%, due 02/15/19	4,644,376
2,266,598	C	Freddie Mac, 6.405%, due 07/25/44	2,263,373
373,392	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	372,495
640,872	C	Greenpoint Mortgage Pass-Through Certificates, 4.387%, due 10/25/33	636,325
820,970	#	GS Mortgage Securities Corp. II, 5.215%, due 03/06/20	813,689
960,090	C	GSR Mortgage Loan Trust, 4.540%, due 09/25/35	950,924
140,592	C	GSR Mortgage Loan Trust, 5.308%, due 06/25/34	140,193
7,962	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	7,871
645,134	C	Harborview Mortgage Loan Trust, 5.150%, due 07/19/35	641,803
324,242	C	Harborview Mortgage Loan Trust, 5.723%, due 05/19/35	317,707
351,138	C	Indymac Index Mortgage Loan Trust, 5.048%, due 12/25/34	349,284
1,882,949	C	JPMorgan Mortgage Trust, 4.770%, due 07/25/35	1,864,736
558,060	C	JPMorgan Mortgage Trust, 5.023%, due 02/25/35	540,909
700,000	C	MASTR Adjustable Rate Mortgages Trust, 3.786%, due 11/21/34	691,058
970,177	C	Merrill Lynch Mortgage Investors, Inc., 3.880%, due 05/25/33	971,027
334,517	C	Merrill Lynch Mortgage Investors, Inc., 5.341%, due 02/25/36	331,839
242,811	C	MLCC Mortgage Investors, Inc., 5.381%, due 11/25/35	230,394
172,465	C	MLCC Mortgage Investors, Inc., 6.131%, due 10/25/35	169,421
911,282	C	RAAC Series, 5.000%, due 09/25/34	899,979
172,615	C	Residential Accredit Loans, Inc., 5.531%, due 03/25/33	171,568
212,344	C	Residential Asset Securitization Trust, 5.531%, due 05/25/33	210,590
36,533	C	Residential Funding Mortgage Security I, 6.500%, due 03/25/32	36,654
795,716	C	Sequoia Mortgage Trust, 4.082%, due 04/20/35	786,491
315,840	C	Sequoia Mortgage Trust, 5.846%, due 07/20/33	312,868
1,454,298	C	SLM Student Loan Trust, 5.350%, due 10/27/14	1,454,711
303,614	C	Structured Adjustable Rate Mortgage Loan Trust, 5.535%, due 08/25/35	303,554
689,421	C	Structured Asset Mortgage Investments, Inc., 5.753%, due 07/19/35	669,141
608,196	#, C	Structured Asset Securities Corp., 5.322%, due 10/25/35	602,728
1,438,225	C	Thornburg Mortgage Securities Trust, 5.251%, due 10/25/46	1,417,368
1,073,811	#	Wachovia Bank Commercial Mortgage Trust, 5.833%, due 06/15/20	1,072,997
257,046	C	Washington Mutual Mortgage Pass-Through Certificates, 5.441%, due 01/25/45	252,583
68,211	C	Washington Mutual Mortgage Pass-Through Certificates, 5.527%, due 02/27/34	67,866
568,231	C	Washington Mutual Mortgage Pass-Through Certificates, 5.671%, due 12/25/27	568,188
1,186,547	C	Washington Mutual Mortgage Pass-Through Certificates, 5.777%, due 07/25/46	1,185,234
1,320,778	C	Washington Mutual Mortgage Pass-Through Certificates, 5.777%, due 08/25/46	1,318,780
42,327	C	Washington Mutual Mortgage Pass-Through Certificates, 6.383%, due 08/25/42	42,535
1,489,920	C	Wells Fargo Mortgage-Backed Securities Trust, 3.988%, due 12/25/34	1,465,429
792,461	C	Wells Fargo Mortgage-Backed Securities Trust, 4.366%, due 05/25/35	787,388
945,440	C	Wells Fargo Mortgage-Backed Securities Trust, 4.950%, due 01/25/35	924,786
690,000	C	Wells Fargo Mortgage-Backed Securities Trust, 5.520%, due 08/25/36	684,652

		Total Collateralized Mortgage Obligations
		(Cost $ 57,034,335)	57,129,220
MUNICIPAL BONDS: 0.4%
		California: 0.1%
450,000	C	Orange County Sanitation District, 6.160%, due 02/01/33	467,280
			467,280
		Louisiana: 0.0%
100,000	C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	98,648
			98,648
		Rhode Island: 0.1%
200,000	C	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	202,640
			202,640
		Wisconsin: 0.2%
175,000	C	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	180,968
800,000	C	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	821,152
			1,002,120
		Total Municipal Bonds
		(Cost $ 1,700,174)	1,770,688

		OTHER BONDS: 0.4%
		Foreign Government Bonds: 0.4%
600,000	@@, #	Export-Import Bank of China, 4.875%, due 07/21/15	576,279
BRL 1,100,000		@@, L Federative Republic of Brazil, 10.250%, due 01/10/28	626,325
$250,000	@@	Panama Government International Bond, 8.875%, due 09/30/27	320,000
84,000	@@	Panama Government International Bond, 9.625%, due 02/08/11	94,206

		Total Other Bonds
		(Cost $ 1,489,455)	1,616,810

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Number of Contracts	Notional Amount		Value
POSITIONS IN PURCHASED OPTIONS: 0.3%
		Positions in Purchased Fixed Income Options
100		Put Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $92.25-Exp 12/17/07	$—
72		Put Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $91.50-Exp 03/17/08	—
133		Put Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $91.75-Exp 03/17/08	—
90		Put Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $92.75-Exp 03/17/08	45
253		Put Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $93-Exp 03/17/08	253
136		Call Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $95.25-Exp 03/17/08	130,900
357		Put Option CME
		90-Day Eurodollar Future 06/08
		Strike @ $92.5-Exp 06/16/08	982
70		Put Option CME
		90-Day Eurodollar Future 9/08
		Strike @ $92.25-Exp 09/15/08	560
612		Put Option CME
		90-Day Eurodollar Future 9/08
		Strike @ $92.50-Exp 09/15/08	7,191
158		Put Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $91.25-Exp 12/17/07	—
330		Put Option LIFFE
		90-Day Sterling Future 12/07
		Strike @ GBP 93.25-Exp 12/19/07	16,879
686		Put Option LIFFE
		90-Day Sterling Future 03/08
		Strike @ GBP 93-Exp 03/19/08	8,772
75		Put Option LIFFE
		90-Day Sterling Future 12/08
		Strike @ GBP 91.50-Exp 12/17/08	—
	USD 57,000,000	Put Option OTC - Credit Suisse
		FNMA 5.500% 30-Year November TBA
		Strike @ $86.5625 -Exp 11/06/07	—
	USD 2,000,000	Put Option OTC - Merrill Lynch Government Securities, Inc.
		FNMA 6.000% 30-Year November TBA
		Strike @ $89.000-Exp 11/06/07	2
		Positions in Purchased Currency Options
	USD 1,400,000	Call Option OTC - Citibank
		USD vs JPY
		Strike @ 121-Exp 01/18/08	2,733
	USD 3,000,000	Call Option OTC - Credit Suisse
		USD vs JPY
		Strike @ 104-Exp 03/17/10	159,462
	USD 3,000,000	Put Option OTC - Credit Suisse
		USD vs JPY
		Strike @ 104-Exp 03/17/10	121,338
	USD 1,100,000	Put Option OTC - The Royal Bank of Scotland PLC
		USD vs JPY
		Strike @ 105.4-Exp 03/31/10	50,376
	USD 1,100,000	Put Option OTC - The Royal Bank of Scotland PLC
		USD vs JPY
		Strike @ 105.4-Exp 03/31/10	50,723

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Number of Contracts	Notional Amount		Value
		Positions in Purchased Interest Rate Swap Options
	USD 10,500,000	Call Swaption OTC - Citibank N.A., London
		6 Month EUR-EURIBOR - Fund Pays Floating
		Strike @ 3.960%-Exp 07/02/07	$38,593
	USD 12,000,000	Call Swaption OTC - Barclay’s Bank PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 5.250%-Exp 08/08/07	161,391
	USD 16,700,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.900%-Exp 08/08/07	156,433
	USD 30,000,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 5.000%-Exp 08/08/07	264,818
	USD 11,700,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		6 Month GBP-LIBOR - Fund Pays Floating
		Strike @ 5.1835%-Exp 09/14/07	70,094
	USD 10,400,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.900%*Exp 10/25/07	105,778
	USD 188,500,000	Call Swaption OTC - Lehman Brothers Special Financing Inc.
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 5.000%-Exp 12/20/07	1,488,032
	USD 26,200,000	Call Swaption OTC - Barclay’s Bank PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 02/01/08	231,274
	USD 9,000,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 5.000%-Exp 02/01/08	79,601
	USD 21,000,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 03/31/08	238,887
		Total Options Purchased
		(Cost $2,264,559)	3,385,117
		Total Long-Term Investments
		(Cost $524,501,407)	525,397,365

Principal Amount			Value
SHORT-TERM INVESTMENTS: 3.4%
	Commercial Paper: 1.3%
$100,000	Bank of America Corp., 5.300%, due 11/20/07		$99,254
5,500,000	Rabobank, 5.000%, due 10/01/07		5,499,251

	Total Commercial Paper
	(Cost $5,598,505)		5,598,505

	Securities Lending Collateralcc: 2.1%
8,972,352	Bank of New York Mellon Corp. Institutional Cash Reserves		8,972,352

	Total Securities Lending Collateral
	(Cost $8,972,352)		8,972,352

	Total Short-Term Investments
	(Cost $14,570,857)		14,570,857

	Total Investments in Securities
	(Cost $539,072,264)	127.2%	$539,968,222
	Other Assets and Liabilities — Net	(27.2)	(115,542,396)
	Net Assets	100.0%	$424,425,826

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
BRL	Brazilian Real
DKK	Danish Krone
EUR	EU Euro

*	Cost for federal income tax purposes is $540,076,646.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 2,749,893
	Gross Unrealized Depreciation	(2,858,317)
	Net Unrealized Depreciation	$ (108,424)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on September 30, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	150,000	$(10,575)
Goldman Sachs International	ABX.HE.A.06-1 Index	Buy	(0.540)	07/25/45	USD	500,000	69,625
Merrill Lynch International	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	200,000	(13,600)
UBS AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	150,000	(10,575)
Lehman Brothers Special Financing Inc.	American International Group 5.600%, 10/18/16	Sell	0.055	03/20/08	USD	1,600,000	(554)
JPMorgan Chase Bank, N.A., New York	American International Group Convertible Zero Coupon, 11/09/31	Sell	0.050	12/20/07	USD	1,600,000	(180)
Lehman Brothers Special Financing Inc.	Bellsouth Corp. 5.200%, 09/15/14	Buy	(0.325)	09/20/14	USD	3,500,000	(7,459)
Morgan Stanley Capital Services Inc.	CDX.EM.3 Index	Sell	2.100	06/20/10	USD	900,000	54,949
Citibank N.A., New York	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.144	06/20/12	USD	500,000	8,031
Merrill Lynch International	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	1.833	06/20/12	USD	1,000,000	3,001
Morgan Stanley Capital Services Inc.	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.080	06/20/12	USD	1,000,000	13,374
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	1,000,000	(7,612)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.460	12/20/15	USD	1,400,000	(13,783)
Goldman Sachs International	CDX.NA.IG.7 Index	Sell	0.650	12/20/16	USD	12,900,000	(35,312)
Deutsche Bank AG	CDX.NA.IG.7 Index	Buy	(0.400)	12/20/11	USD	7,100,000	68,793
Barclays Bank PLC	Citifinancial 6.625%, 06/01/15	Buy	(0.145)	06/20/15	USD	400,000	5,627
Morgan Stanley Capital Services Inc.	CVS Corp. 5.750%, 08/15/11	Buy	(0.235)	09/20/11	USD	2,800,000	4,152
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	USD	100,000	(235)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	USD	200,000	(967)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	4.000	09/20/12	USD	1,900,000	44,373
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	1.850	09/20/09	USD	1,000,000	(22,368)
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	3,000,000	7,133
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	2,700,000	4,224
JPMorgan Chase Bank, N.A.	Ivy Lane CDO Ltd. Series 2006-1A Floating Rate, 02/05/46	Buy	(1.600)	02/05/46	USD	3,100,000	1,763,838
Barclays Bank PLC	Lehman Brothers Holdings 6.625%, 01/18/12	Sell	0.190	09/20/08	USD	1,900,000	(8,274)
The Royal Bank of Scotland PLC	Lehman Brothers Holdings 6.625%, 01/18/12	Sell	0.300	09/20/08	USD	1,300,000	(3,662)
Citibank N.A., New York	Noble Corp. 5.875%, 06/01/13	Buy	(0.520)	06/20/12	USD	1,000,000	(4,950)
UBS AG	Nordstrom Inc. 6.950%, 03/15/28	Buy	(0.370)	06/20/17	USD	1,100,000	3,266
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.400	12/20/08	USD	200,000	(389)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.110)	10/20/10	USD	100,000	(2,729)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.200)	10/20/10	USD	100,000	(2,982)
Deutsche Bank AG	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	USD	600,000	(4,524)
Deutsche Bank AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.260	12/20/07	USD	300,000	(123)
Morgan Stanley Capital Services Inc.	Russian Federation 5.000% Step, 03/31/30	Sell	0.260	12/20/07	USD	300,000	(123)
Barclays Bank PLC	Ukraine Government 7.650%, 06/11/13	Sell	0.710	12/20/08	USD	100,000	(107)
Deutsche Bank AG	Ukraine Government 7.650%, 06/11/13	Sell	0.720	12/20/08	USD	100,000	(95)
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(1.000)	06/20/17	USD	1,100,000	5,744
							$1,904,952

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2007:

	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London	06/15/09	NZD 5,200,000	$(66,830)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG	06/15/09	NZD 21,000,000	(188,601)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	06/19/09	GBP 7,400,000	95,047
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/19/09	GBP 2,100,000	25,032
Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG	09/15/09	AUD 12,900,000	10,037)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Deutsche Bank AG, Frankfurt	12/19/09	EUR 4,200,000	38,696
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	12/19/09	GBP 800,000	19,155
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP 900,000	(6,616)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	12/15/11	EUR 20,000,000	353,458
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	12/15/11	EUR 7,600,000	46,674
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL 2,100,000	16,560
Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/02/12	BRL 2,900,000	17,871
Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC	03/15/12	EUR 1,000,000	(17,285)
Receive a fixed rate equal to 1.995% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs	03/15/12	EUR 900,000	(3,213)
Receive a fixed rate equal to 1.965% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Lehman Brothers Special Financing Inc.	03/15/12	EUR 300,000	(1,285)
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR 300,000	(2,164)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR 300,000	(2,016)
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR 300,000	(2,326)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR 200,000	(1,557)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR 500,000	(4,404)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR 500,000	(4,792)
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR 300,000	(2,474)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/19/12	USD 1,200,000	(4,490)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	12/19/12	USD 9,300,000	(250,203)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2007:

	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/19/12	USD 5,500,000	$(18,076)
Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG, Frankfurt	03/20/13	AUD 1,300,000	(6,492)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	12/15/14	EUR 3,400,000	110,288
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/15/14	EUR 1,100,000	31,230
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: HSBC Bank USA, N.A.	12/15/14	EUR 9,200,000	261,195
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Deutsche Bank AG	12/19/14	USD 1,200,000	(7,848)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/15/15	GBP 900,000	(62,330)
Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/05/16	MXN 22,900,000	(6,144)
Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	09/05/16	MXN 9,400,000	(7,588)
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN 5,700,000	17,734
Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs Capital Markets, L.P.	11/04/16	MXN 20,000,000	(48,693)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Credit Suisse International	12/19/17	USD 3,600,000	109,641
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 5.000% Counterparty: Deutsche Bank AG, Frankfurt	12/19/17	EUR 1,000,000	(28,792)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/19/17	USD 8,700,000	263,140
Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.500% Counterparty: Deutsche Bank AG, Frankfurt	03/20/18	AUD 1,800,000	13,916
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	12/15/35	GBP 1,100,000	120,847
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/15/35	GBP 2,900,000	244,676
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/35	GBP 4,900,000	474,771
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	06/12/36	GBP 600,000	65,040
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Goldman Sachs Capital Markets L.P.	12/15/36	GBP 500,000	(16,182)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: The Royal Bank of Scotland PLC	12/15/36	GBP 100,000	(3,948)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/19/37	USD 7,200,000	437,730
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets L.P.	12/19/37	GBP 100,000	(7,571)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	12/19/37	USD 1,000,000	64,796
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/19/37	USD 2,700,000	174,246
			$2,219,786

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on September 30, 2007 (continued):

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value

Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-month USD-LIBOR	Receive	4.900%	02/01/08	USD	2,300,000	$28,635	$(26,296)
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD-LIBOR	Receive	5.450%	02/02/09	USD	5,000,000	85,975	(140,079)
Call - OTC Interest Rate Swap	Lehman Brothers Special Financing, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/07	USD	7,300,000	105,467	(121,276)
Call - OTC Interest Rate Swap	Lehman Brothers Special Financing, Inc.	3-month USD-LIBOR	Receive	4.950%	09/26/08	USD	13,000,000	107,262	(209,495)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.010%	10/25/07	USD	5,100,000	46,951	(47,361)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.100%	02/01/08	USD	4,500,000	54,000	(73,907)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	03/31/08	USD	73,700,000	978,367	(951,899)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/08	USD	8,000,000	98,400	(112,243)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/08	USD	11,400,000	93,480	(183,711)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	5.000%	12/15/08	USD	3,000,000	30,900	(55,963)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/08	USD	7,000,000	58,600	(167,053)

								$1,688,037	$(2,089,283)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on September 30, 2007

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts

90-Day Eurodollar	323	77,100,100	03/17/08	$269,490
90-Day Eurodollar	980	234,281,250	06/16/08	952,663
90-Day Eurodollar	137	32,773,825	09/15/08	322,229
90-Day Eurodollar	352	84,202,800	12/15/08	482,443
90-Day Eurodollar	164	39,202,150	03/16/09	28,434
90-Day Eurodollar	60	14,325,000	06/15/09	144,122
90-Day Eurodollar	58	13,832,275	09/14/09	129,920
90-Day Eurodollar	58	13,818,500	12/14/09	121,462
90-Day Eurodollar	58	13,807,625	03/15/10	113,970
90-Day Sterling	12	2,883,624	12/19/07	12,628
90-Day Sterling	88	21,229,847	03/19/08	57,022
90-Day Sterling	387	93,511,539	06/18/08	45,105
90-Day Sterling	161	38,927,439	09/17/08	210,298
90-Day Sterling	263	63,609,722	12/17/08	282,539
90-Day Sterling	321	77,645,931	03/18/09	417,101
90-Day Sterling	111	26,846,689	06/17/09	120,624

				$3,710,050

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Brazil Real
BRL	41,649	Buy	3/4/08	19,228	22,315	$3,087
Brazil Real
BRL	806,895	Buy	10/2/07	387,000	440,205	53,205
Brazil Real
BRL	719,158	Buy	10/2/07	347,000	392,339	45,339
Brazil Real
BRL	764,391	Buy	10/2/07	366,000	417,016	51,016
Brazil Real
BRL	842,694	Buy	10/2/07	407,000	459,735	52,735
Brazil Real
BRL	731,371	Buy	10/2/07	354,759	399,002	44,243
Brazil Real
BRL	690,225	Buy	10/2/07	335,223	376,555	41,332
Brazil Real
BRL	738,082	Buy	10/2/07	359,077	402,664	43,587
Brazil Real
BRL	4,996,000	Buy	10/2/07	2,439,453	2,725,586	286,133
Brazil Real
BRL	199,600	Buy	10/2/07	98,519	108,893	10,374
Brazil Real
BRL	3,924,130	Buy	3/4/08	1,898,926	2,102,525	203,599
Brazil Real
BRL	208,000	Buy	10/2/07	104,235	113,476	9,241
Brazil Real
BRL	1,228,700	Buy	10/2/07	618,837	670,322	51,485
Brazil Real
BRL	1,227,000	Buy	10/2/07	617,203	669,394	52,191
Brazil Real
BRL	615,500	Buy	10/2/07	309,763	335,788	26,025
Brazil Real
BRL	211,900	Buy	10/2/07	106,966	115,603	8,637
Brazil Real
BRL	223,514	Buy	10/2/07	113,000	121,939	8,939
Brazil Real
BRL	774,210	Buy	10/2/07	393,000	422,373	29,373
Brazil Real
BRL	637,632	Buy	10/2/07	324,000	347,863	23,863
Brazil Real
BRL	1,426,280	Buy	10/2/07	724,000	778,112	54,112
Brazil Real
BRL	482,875	Buy	10/2/07	250,000	263,434	13,434
Brazil Real
BRL	3,554,775	Buy	10/2/07	1,850,000	1,939,321	89,321
Brazil Real
BRL	170,235	Buy	10/2/07	90,000	92,872	2,872
Brazil Real
BRL	21,249,036	Buy	7/2/08	10,582,189	11,351,587	769,398
Canada Dollars
CAD	2,083,000	Buy	11/2/07	2,081,169	2,094,971	13,802
Chile Pesos
CLP	41,000,000	Buy	3/13/08	77,821	80,138	2,317
Chile Pesos
CLP	4,500,000	Buy	3/13/08	8,523	8,796	273
China Yuan Renminbi
CNY	4,581,100	Buy	11/21/07	610,000	615,963	5,963
China Yuan Renminbi
CNY	4,580,490	Buy	11/21/07	610,000	615,881	5,881
China Yuan Renminbi
CNY	7,753,185	Buy	11/26/07	1,035,000	1,043,368	8,368
China Yuan Renminbi
CNY	7,753,185	Buy	11/26/07	1,035,000	1,043,368	8,368
China Yuan Renminbi
CNY	3,555,518	Buy	1/10/08	481,386	482,229	843
China Yuan Renminbi
CNY	4,874,644	Buy	1/10/08	660,521	661,140	619
China Yuan Renminbi
CNY	3,630,479	Buy	1/10/08	491,535	492,396	861
China Yuan Renminbi
CNY	3,630,479	Buy	1/10/08	491,815	492,396	581
China Yuan Renminbi
CNY	5,890,002	Buy	1/10/08	796,000	798,851	2,851

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
China Yuan Renminbi
CNY	4,542,679	Buy	1/10/08	614,000	616,116	$2,116
China Yuan Renminbi
CNY	4,502,848	Buy	1/10/08	608,000	610,713	2,713
China Yuan Renminbi
CNY	4,695,214	Buy	1/10/08	634,000	636,804	2,804
China Yuan Renminbi
CNY	2,431,269	Buy	1/10/08	328,395	329,749	1,354
EURO
EUR	9,000,000	Buy	10/4/07	12,283,470	12,834,860	551,390
Indonesia Rupiahs
IDR	595,687,500	Buy	5/27/08	67,500	64,315	(3,185)
Indonesia Rupiahs
IDR	1,191,375,000	Buy	5/27/08	135,000	128,630	(6,370)
Indonesia Rupiahs
IDR	594,337,500	Buy	5/27/08	67,500	64,169	(3,331)
India Rupees
INR	5,928,400	Buy	5/12/08	140,350	148,136	7,786
India Rupees
INR	10,686,800	Buy	5/12/08	252,047	267,036	14,989
India Rupees
INR	3,683,700	Buy	10/3/07	90,000	92,440	2,440
India Rupees
INR	6,043,542	Buy	10/3/07	146,510	151,659	5,149
India Rupees
INR	4,470,505	Buy	5/12/08	106,213	111,707	5,494
India Rupees
INR	5,308,781	Buy	5/12/08	126,369	132,653	6,284
Japanese Yen
JPY	333,752,000	Buy	10/25/07	2,767,131	2,914,769	147,638
Japanese Yen
JPY	162,679,000	Buy	10/25/07	1,410,821	1,420,731	9,910
Korea (South) Won
KRW	838,470,600	Buy	10/18/07	914,263	916,792	2,529
Korea (South) Won
KRW	874,176,000	Buy	1/30/08	960,000	959,380	(620)
Korea (South) Won
KRW	738,011,300	Buy	1/30/08	811,537	809,944	(1,593)
Korea (South) Won
KRW	16,198	Buy	5/30/08	18	18	—
Korea (South) Won
KRW	28,140,802	Buy	5/30/08	30,472	30,927	455
Korea (South) Won
KRW	150,363,012	Buy	5/30/08	161,264	165,252	3,988
Korea (South) Won
KRW	288,912,000	Buy	8/4/08	312,000	317,521	5,521
Korea (South) Won
KRW	149,787,388	Buy	5/30/08	160,527	164,620	4,093
Korea (South) Won
KRW	355,203,994	Buy	8/4/08	384,212	390,377	6,165
Korea (South) Won
KRW	176,421,207	Buy	8/4/08	191,533	193,891	2,358
Korea (South) Won
KRW	838,470,600	Buy	8/4/08	913,367	921,498	8,131
Mexico Pesos
MXN	12,562,585	Buy	3/13/08	1,116,227	1,135,072	18,845
Mexico Pesos
MXN	1,084,900	Buy	3/13/08	98,497	98,024	(473)
Mexico Pesos
MXN	1,144,900	Buy	3/13/08	104,233	103,446	(787)
Mexico Pesos
MXN	1,177,200	Buy	3/13/08	106,970	106,364	(606)
Mexico Pesos
MXN	1,240,458	Buy	3/13/08	113,000	112,080	(920)
Mexico Pesos
MXN	4,334,335	Buy	3/13/08	395,000	391,622	(3,378)
Mexico Pesos
MXN	3,232,530	Buy	3/13/08	294,000	292,070	(1,930)
Mexico Pesos
MXN	2,732,375	Buy	3/13/08	250,000	246,879	(3,121)
Mexico Pesos
MXN	8,104,664	Buy	7/10/08	721,890	731,432	9,542
Malaysia Ringgits
MYR	414,125	Buy	5/21/08	125,000	122,404	(2,596)
Malaysia Ringgits
MYR	446,040	Buy	5/21/08	135,000	131,838	(3,162)
Malaysia Ringgits
MYR	446,040	Buy	5/21/08	135,000	131,838	(3,162)
Malaysia Ringgits
MYR	385,548	Buy	5/21/08	114,000	113,958	(42)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Malaysia Ringgits
MYR	1,162,770	Buy	5/21/08	343,000	343,684	$684
Malaysia Ringgits
MYR	996,821	Buy	10/17/07	290,195	292,749	2,554
Malaysia Ringgits
MYR	538,880	Buy	5/21/08	160,000	159,279	(721)
Malaysia Ringgits
MYR	996,821	Buy	8/4/08	293,658	294,634	976
Norway Krone
NOK	5,192,000	Buy	12/6/07	893,447	962,495	69,048
Philippines Pesos
PHP	5,758,750	Buy	5/19/08	125,000	127,014	2,014
Philippines Pesos
PHP	34,609,200	Buy	5/19/08	755,000	763,334	8,334
Poland Zlotych
PLN	804,261	Buy	3/13/08	286,000	304,409	18,409
Poland Zlotych
PLN	7,522,003	Buy	7/10/08	2,736,667	2,846,623	109,956
Russia Rubles
RUB	4,493,550	Buy	1/11/08	174,000	179,711	5,711
Russia Rubles
RUB	3,974,700	Buy	1/11/08	154,238	158,961	4,723
Russia Rubles
RUB	11,583,000	Buy	1/11/08	450,000	463,241	13,241
Russia Rubles
RUB	8,510,010	Buy	1/11/08	331,000	340,342	9,342
Russia Rubles
RUB	739,863	Buy	1/11/08	29,000	29,589	589
Russia Rubles
RUB	19,722,805	Buy	7/10/08	778,988	788,373	9,385
Russia Rubles
RUR	26,377,320	Buy	12/7/07	1,006,000	1,056,244	50,244
Russia Rubles
RUR	2,039,755	Buy	11/2/07	76,827	81,847	5,020
Russia Rubles
RUR	280,516	Buy	12/10/07	10,703	11,231	528
Russia Rubles
RUR	314,558	Buy	12/10/07	12,006	12,594	588
Russia Rubles
RUR	322,926	Buy	12/10/07	12,328	12,929	601
Russia Rubles
RUR	2,531,100	Buy	1/11/08	98,496	101,227	2,731
Russia Rubles
RUR	2,675,200	Buy	1/11/08	104,235	106,989	2,754
Russia Rubles
RUR	2,758,300	Buy	1/11/08	106,973	110,313	3,340
Russia Rubles
RUR	4,100,610	Buy	1/11/08	159,000	163,996	4,996
Russia Rubles
RUR	2,909,750	Buy	1/11/08	113,000	116,370	3,370
Singapore Dollars
SGD	433,319	Buy	10/3/07	286,000	291,765	5,765
Singapore Dollars
SGD	744,289	Buy	10/3/07	487,000	501,150	14,150
Singapore Dollars
SGD	490,555	Buy	10/3/07	321,676	330,304	8,628
Singapore Dollars
SGD	1,497,550	Buy	10/18/07	995,447	1,009,479	14,032
Singapore Dollars
SGD	816,365	Buy	2/20/08	550,000	555,063	5,063
Singapore Dollars
SGD	1,018,142	Buy	2/20/08	682,618	692,256	9,638
Singapore Dollars
SGD	52,000	Buy	5/22/08	34,736	35,437	701
Singapore Dollars
SGD	650,226	Buy	5/22/08	434,556	443,114	8,558
Singapore Dollars
SGD	648,577	Buy	5/22/08	433,715	441,991	8,276
Singapore Dollars
SGD	349,520	Buy	5/22/08	235,272	238,190	2,918
Taiwan New Dollars
TWD	1,002,802	Buy	10/4/07	30,536	30,744	208
Taiwan New Dollars
TWD	798,769	Buy	10/4/07	24,305	24,489	184
Taiwan New Dollars
TWD	809,114	Buy	11/15/07	24,567	24,930	363
Taiwan New Dollars
TWD	989,877	Buy	11/15/07	30,014	30,499	485
						$3,218,072

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Brazil Real
BRL	21,249,036	Sell	10/2/07	10,869,072	11,592,491	$(723,419)
Canada Dollars
CAD	2,808,000	Sell	11/1/07	2,769,873	2,824,105	(54,232)
China Yuan Renminbi
CNY	5,914,334	Sell	1/10/08	795,311	802,150	(6,839)
China Yuan Renminbi
CNY	23,654,214	Sell	1/10/08	3,181,254	3,208,180	(26,926)
China Yuan Renminbi
CNY	15,506,370	Sell	11/26/07	2,076,237	2,086,736	(10,499)
China Yuan Renminbi
CNY	8,184,584	Sell	1/10/08	1,104,383	1,110,061	(5,678)
China Yuan Renminbi
CNY	9,161,590	Sell	11/21/07	1,223,013	1,231,843	(8,830)
Denmark Kroner
DKK	17,299,000	Sell	12/6/07	3,174,129	3,313,968	(139,839)
EURO
EUR	7,845,000	Sell	10/4/07	10,657,472	11,187,720	(530,248)
EURO
EUR	4,763,000	Sell	10/4/07	6,507,734	6,792,493	(284,759)
British Pound Sterling
GBP	1,993,000	Sell	11/1/07	4,005,930	4,074,798	(68,868)
British Pound Sterling
GBP	7,000	Sell	11/1/07	13,975	14,312	(337)
British Pound Sterling
GBP	1,288,000	Sell	11/1/07	2,604,439	2,633,387	(28,948)
India Rupees
INR	4,418,461	Sell	10/3/07	106,213	110,879	(4,666)
India Rupees
INR	5,308,781	Sell	10/3/07	127,984	133,221	(5,237)
Japanese Yen
JPY	503,603,000	Sell	10/25/07	4,411,186	4,398,136	13,050
Korea (South) Won
KRW	838,470,600	Sell	10/18/07	908,075	916,793	(8,718)
Malaysia Ringgits
MYR	996,821	Sell	10/17/07	289,605	292,749	(3,144)
Singapore Dollars
SGD	660,091	Sell	10/3/07	434,556	444,456	(9,900)
Singapore Dollars
SGD	658,553	Sell	10/3/07	433,715	443,421	(9,706)
Singapore Dollars
SGD	349,520	Sell	10/3/07	231,823	235,341	(3,518)
Taiwan New Dollars
TWD	811,694	Sell	10/4/07	24,567	24,885	(318)
Taiwan New Dollars
TWD	989,877	Sell	10/4/07	29,912	30,348	(436)
						$(1,922,015)

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 14.9%
		Auto Parts & Equipment: 0.2%
16,900	@	Commercial Vehicle Group, Inc.	$216,827
			216,827
		Biotechnology: 0.7%
20,200	@	Vertex Pharmaceuticals, Inc.	775,882
			775,882
		Building Materials: 1.1%
13,600		Lennox International, Inc.	459,680
8,700		Texas Industries, Inc.	682,950
			1,142,630
		Chemicals: 1.1%
5,800		Air Products & Chemicals, Inc.	567,008
24,900		RPM International, Inc.	596,355
			1,163,363
		Commercial Services: 0.4%
12,525		Pharmaceutical Product Development, Inc.	443,886
			443,886
		Computers: 0.3%
11,700	@	Network Appliance, Inc.	314,847
			314,847
		Diversified: 0.2%
4,000		Liberty Property Trust	160,840
			160,840
		Electric: 2.8%
44,800	@	NRG Energy, Inc.	1,894,592
11,900		Public Service Enterprise Group, Inc.	1,047,081
			2,941,673
		Electrical Components & Equipment: 0.9%
14,000	@	General Cable Corp.	939,680
			939,680
		Electronics: 1.4%
11,800	@	FEI Co.	370,874
13,800	@	Thermo Electron Corp.	796,536
7,900		Tyco Electronics Ltd.	279,897
			1,447,307
		Gas: 0.5%
17,100		Southern Union Co.	531,981
			531,981
		Healthcare — Products: 0.8%
15,100	@	Inverness Medical Innovations, Inc.	835,332
			835,332
		Mining: 1.1%
10,100	@@	Barrick Gold Corp.	406,828
7,100		Freeport-McMoRan Copper & Gold, Inc.	744,719
8,304	@, @@	Polymet Mining Corp.	31,472
			1,183,019
		Miscellaneous Manufacturing: 1.1%
10,000		Cooper Industries Ltd.	510,900
8,200	@	ESCO Technologies, Inc.	272,568
5,700		ITT Corp.	387,201
			1,170,669
		Mortgage: 0.5%
31,800		Annaly Capital Management, Inc.	506,574
			506,574
		Office Property: 0.2%
5,100		Mack-Cali Realty Corp.	209,610
			209,610
		Oil & Gas: 0.5%
6,800		Tesoro Petroleum Corp.	312,936
3,900		Valero Energy Corp.	262,002
			574,938
		Pipelines: 0.2%
3,400		Questar Corp.	178,602
			178,602
		Regional Malls: 0.9%
18,117		General Growth Properties, Inc.	971,434
			971,434
		Total Common Stock
		(Cost $12,282,007)	15,709,094
PREFERRED STOCK: 4.1%
		Electric: 0.9%
10,700		CMS Energy Corp.	942,938
			942,938

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.7%
2,200	P	General Cable Corp.	$741,950
			741,950
		Mining: 1.5%
675		Freeport-McMoRan Copper & Gold, Inc.	1,540,941
			1,540,941
		Oil & Gas: 0.6%
13,600	X	Petroquest Energy, Inc.	691,900
			691,900
		Savings & Loans: 0.4%
10,000		Sovereign Capital Trust	425,000
			425,000
		Total Preferred Stock
		(Cost $3,709,556)	4,342,729

Principal Amount			Value
CONVERTIBLE BONDS: 8.9%
		Advertising: 1.1%
$1,000,000	#, C	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$1,108,750
			1,108,750
		Aerospace/Defense: 0.5%
340,000	C	EDO Corp., 4.000%, due 11/15/25	569,925
			569,925
		Electronics: 1.2%
1,000,000	#	Newport Corp., 2.500%, due 02/15/12	928,750
300,000	C	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	300,375
			1,229,125
		Energy — Alternate Sources: 0.4%
465,000	#, C	Diversa Corp., 5.500%, due 04/01/27	422,569
			422,569
		Entertainment: 1.1%
555,000		Macrovision Corp., 2.625%, due 08/15/11	616,050
600,000	C	Shuffle Master, Inc., 1.250%, due 04/15/24	560,250
			1,176,300
		Healthcare - Products: 0.0%
35,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	44,888
			44,888
		Miscellaneous Manufacturing: 0.4%
515,000	+, C	Roper Industries, Inc., 1.481%, due 01/15/34	426,163
			426,163
		Office Property: 0.6%
600,000	#, C	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	588,000
			588,000
		Pharmaceuticals: 1.6%
525,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	725,813
500,000	#, C	EPIX Pharmaceuticals, Inc., 3.000%, due 06/15/24	390,000
690,000		MannKind Corp., 3.750%, due 12/15/13	577,013
			1,692,826
		Regional Malls: 1.3%
1,500,000	#, C	General Growth Properties, Inc., 3.980%, due 04/15/27	1,361,250
			1,361,250
		Telecommunications: 0.7%
500,000	#	Anixter International, Inc., 1.000%, due 02/15/13	698,750
			698,750
		Total Convertible Bonds
		(Cost $8,938,542)	9,318,546
CORPORATE BONDS/NOTES: 65.7%
		Advertising: 1.9%
1,965,000	C	Interpublic Group of Cos., Inc., 7.250%, due 08/15/11	1,974,825
			1,974,825
		Aerospace/Defense: 5.2%
3,900,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	3,919,500
1,500,000	C	Esterline Technologies Corp., 7.750%, due 06/15/13	1,530,000
			5,449,500
		Biotechnology: 1.0%
1,000,000	C	Bio-Rad Laboratories, Inc., 7.500%, due 08/15/13	1,020,000
			1,020,000
		Chemicals: 5.8%
1,500,000	C	Georgia Gulf Corp., 9.500%, due 10/15/14	1,380,000
800,000	C	Georgia Gulf Corp., 10.750%, due 10/15/16	700,000
465,000	@@, #, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	447,563
1,550,000		Millennium America, Inc., 7.625%, due 11/15/26	1,348,500
1,250,000	@@, C	Nova Chemicals Corp., 6.500%, due 01/15/12	1,187,500
1,200,000	@@, C	Nova Chemicals Ltd., 7.875%, due 09/15/25	1,101,000
			6,164,563
		Coal: 1.1%
1,250,000	C	Massey Energy Co., 6.875%, due 12/15/13	1,171,875
			1,171,875

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Commercial Services: 1.9%
$250,000		ACE Cash Express, Inc., 8.610%, due 10/05/13	$243,125
350,000		NCO Group, Inc., 8.360%, due 05/15/13	338,625
1,260,000	C	NCO Group, Inc., 10.428%, due 11/15/13	1,219,050
250,000	C	NCO Group, Inc., 11.875%, due 11/15/14	244,375
			2,045,175
		Computers: 0.9%
725,000	#, C	Compucom Systems, Inc., 12.000%, due 11/01/14	917,125
			917,125
		Distribution/Wholesale: 2.4%
750,000	C	Intcomex, Inc., 11.750%, due 01/15/11	768,750
1,905,000	C	Wesco Distribution, Inc., 7.500%, due 10/15/17	1,800,225
			2,568,975
		Diversified Financial Services: 0.7%
760,000	C	Altra Industrial Motion, Inc., 9.000%, due 12/01/11	774,250
			774,250
		Electric: 5.6%
520,000	#, C	Allegheny Energy, Inc., 8.250%, due 04/15/12	560,300
1,855,000	C	CMS Energy Corp., 6.875%, due 12/15/15	1,876,125
500,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	527,500
286,203		NRG Energy, Inc., 6.860%, due 02/01/13	281,463
689,397		NRG Energy, Inc., 7.110%, due 02/01/13	677,980
1,750,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	1,758,750
239,004		NRG Holdings, Inc., 7.110%, due 06/08/14	235,045
			5,917,163
		Electrical Components & Equipment: 1.0%
290,000	#, C	Belden CDT, Inc., 7.000%, due 03/15/17	288,550
800,000	C	General Cable Corp., 7.125%, due 04/01/17	788,000
			1,076,550
		Electronics: 1.3%
1,430,000	C	Itron, Inc., 7.750%, due 05/15/12	1,408,550
			1,408,550
		Energy — Alternate Sources: 0.3%
400,000	#, C	VeraSun Energy Corp., 9.375%, due 06/01/17	346,000
			346,000
		Engineering & Construction: 0.4%
500,000		Landsource Communities Development, 9.820%, due 02/22/14	388,334
			388,334
		Entertainment: 0.4%
465,000	#, C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	471,975
			471,975
		Forest Products & Paper: 0.9%
1,200,000	@@, C	Bowater Canada Finance, 7.950%, due 11/15/11	993,000
			993,000
		Hand/Machine Tools: 1.8%
1,850,000	C	Baldor Electric Co., 8.625%, due 02/15/17	1,942,500
			1,942,500
		Holding Companies — Diversified: 0.9%
1,000,000	C	Leucadia National Corp., 7.125%, due 03/15/17	957,500
			957,500
		Insurance: 2.2%
250,000		Amwins Group, Inc., 7.860%, due 06/11/13	233,750
700,000	#, C	HUB International Holdings, Inc., 10.250%, due 06/15/15	654,500
500,000		HUB International Ltd., 7.860%, due 06/13/14	489,375
990,000	C	Presidential Life Corp., 7.875%, due 02/15/09	994,950
			2,372,575
		Investment Companies: 0.8%
925,000	@@, #, C	Algoma Acquisition Corp., 9.875%, due 06/15/15	827,875
			827,875
		Leisure Time: 0.7%
775,000	#, C	Pegasus Solutions, Inc., 10.500%, due 04/15/15	701,375
			701,375
		Machinery — Diversified: 2.4%
2,500,000	C	Gardner Denver, Inc., 8.000%, due 05/01/13	2,518,750
			2,518,750
		Metal Fabricate/Hardware: 2.2%
2,500,000	C	Mueller Industries, Inc., 6.000%, due 11/01/14	2,325,000
			2,325,000
		Mining: 1.6%
240,000	&, #, C	Noranda Aluminium Acquisition Corp., 9.360%, due 05/15/15	226,800
1,500,000	@@, C	Novelis, Inc., 7.250%, due 02/15/15	1,455,000
			1,681,800
		Miscellaneous Manufacturing: 0.4%
405,000	#, C	AGY Holding Corp., 11.000%, due 11/15/14	406,013
			406,013
		Oil & Gas: 3.4%
920,000	C	Cimarex Energy Co., 7.125%, due 05/01/17	917,700
1,000,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	987,500
95,000	#, C	Hilcorp Energy I LP, 7.750%, due 11/01/15	93,338
650,000	#, C	Hilcorp Energy I LP, 9.000%, due 06/01/16	666,250
880,000	C	Tesoro Corp., 6.625%, due 11/01/15	884,400
			3,549,188

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		Oil & Gas Services: 0.7%
$200,000	C	Complete Production Services, Inc., 8.000%, due 12/15/16		$198,750
500,000	@@, #, C	Sevan Marine ASA, 8.370%, due 05/14/13		505,793
				704,543
		Packaging & Containers: 1.6%
1,760,000	C	Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26		1,663,200
				1,663,200
		Pharmaceuticals: 2.3%
2,485,000	C	Valeant Pharmaceuticals International, 7.000%, due 12/15/11		2,447,725
				2,447,725
		Pipelines: 1.5%
1,200,000	C	Holly Energy Partners LP, 6.250%, due 03/01/15		1,122,000
450,000	C	TEPPCO Partners LP, 7.000%, due 06/01/67		409,727
				1,531,727
		Real Estate: 3.6%
2,700,000	C	Forest City Enterprises, Inc., 6.500%, due 02/01/17		2,423,243
1,415,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15		1,340,713
				3,763,956
		Regional Malls: 0.7%
750,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13		739,450
				739,450
		Retail: 1.3%
800,000	C	Brown Shoe Co., Inc., 8.750%, due 05/01/12		828,000
500,000	C	Sonic Automotive, Inc., 8.625%, due 08/15/13		496,250
				1,324,250
		Shopping Centers: 1.1%
1,200,000	C	BF Saul Reit, 7.500%, due 03/01/14		1,122,000
				1,122,000
		Telecommunications: 3.6%
2,000,000	C	Anixter International, Inc., 5.950%, due 03/01/15		1,840,000
700,000	#, C	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12		729,750
1,000,000		Corning, Inc., 8.875%, due 08/15/21		1,219,410
				3,789,160
		Transportation: 0.6%
300,000	#, C	Bristow Group, Inc., 7.500%, due 09/15/17		307,500
305,000	@@, #, C	Kansas City Southern de Mexico SA de CV, 7.375%, due 06/01/14		298,900
				606,400
		Trucking & Leasing: 1.5%
1,550,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15		1,553,875
				1,553,875
		Total Corporate Bonds/Notes
		(Cost $70,906,644)		69,216,722
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
1,000,000	#, C	Timberstar Trust, 7.530%, due 10/15/36		958,967

		Total Collateralized Mortgage Obligations
		(Cost $1,008,905)		958,967

		Total Long-Term Investments
		(Cost $96,845,654)		99,546,058
SHORT-TERM INVESTMENTS: 4.2%
		U.S. Government Agency Obligations: 4.2%
4,378,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		4,377,538
		Total Short-Term Investments
		(Cost $4,377,538)		4,377,538
		Total Investments in Securities
		(Cost $101,223,192)	98.7%	$103,923,596
		Other Assets and Liabilities — Net	1.3	1,417,057
		Net Assets	100.0%	$105,340,653

	@	Non-income producing security
	@@	Foreign Issuer
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $101,227,646.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,549,251
		Gross Unrealized Depreciation		(2,853,301)
		Net Unrealized Appreciation		$2,695,950

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
641,942		ING American Century Large Company Value Portfolio - Class I		$9,911,582
2,499,938		ING BlackRock Inflation Protected Bond Portfolio - Class I		24,824,388
687,988		ING BlackRock Large Cap Value Portfolio - Class I		9,934,551
595,147		ING Davis New York Venture Portfolio - Class I		12,521,890
734,831		ING Global Real Estate Portfolio - Class I		10,111,280
1,111,296		ING Julius Baer Foreign Portfolio - Class I		20,214,477
246,000		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		12,432,837
1,072,928		ING Legg Mason Value Portfolio - Class I		12,392,320
3,175,300		ING Limited Maturity Bond Portfolio - Class I		34,642,521
647,917		ING Marsico Growth Portfolio - Class I		12,440,015
598,022		ING Marsico International Opportunities Portfolio - Class I		10,100,593
3,163,697		ING Oppenheimer Strategic Income Portfolio - Class I		34,674,115
2,625,241		ING PIMCO Total Return Portfolio - Class I		29,743,977
946,913		ING T. Rowe Price Equity Income Portfolio - Class I		14,913,875
316,650		ING T. Rowe Price Growth Equity Portfolio - Class I		19,980,637
2,689,502		ING UBS U.S. Large Cap Equity Portfolio - Class I		29,799,683
741,707		ING Van Kampen Comstock Portfolio - Class I		9,924,035
299,740		ING Van Kampen Real Estate Portfolio - Class I		10,020,322
1,370,258		ING VP Index Plus International Equity Portfolio - Class I		20,101,685
1,608,151		ING VP Index Plus LargeCap Portfolio - Class I		29,831,199
528,022		ING VP Index Plus MidCap Portfolio - Class I		9,990,169
7,367,458		ING VP Intermediate Bond Portfolio - Class I		99,018,633
568,650		ING VP Real Estate Portfolio - Class I		10,042,364
486,185		ING VP Small Company Portfolio - Class I		9,932,768

		Total Investments in Securities
		(Cost $479,569,793)*	100.0%	$497,499,916
		Other Assets and Liabilities — Net	(0.0)	(140,223)
		Net Assets	100.0%	$497,359,693

	*	Cost for federal income tax purposes is $479,991,549.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,694,588
		Gross Unrealized Depreciation		(2,186,221)
		Net Unrealized Appreciation		$17,508,367

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
1,951,490		ING American Century Large Company Value Portfolio - Class I		$30,130,998
614,929		ING Baron Asset Portfolio - Class I		7,612,823
372,250		ING Baron Small Cap Growth Portfolio - Class I		7,538,057
1,568,607		ING BlackRock Large Cap Value Portfolio - Class I		22,650,681
1,085,554		ING Davis New York Venture Portfolio - Class I		22,840,059
1,117,323		ING Global Real Estate Portfolio - Class I		15,374,358
608,493		ING JPMorgan Emerging Markets Equity Portfolio - Class I		15,334,023
464,623		ING JPMorgan Mid Cap Value Portfolio - Class I		7,591,939
2,956,097		ING Julius Baer Foreign Portfolio - Class I		53,771,410
598,270		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		30,236,544
1,957,007		ING Legg Mason Value Portfolio - Class I		22,603,434
4,826,420		ING Limited Maturity Bond Portfolio - Class I		52,656,243
1,575,732		ING Marsico Growth Portfolio - Class I		30,254,058
1,363,511		ING Marsico International Opportunities Portfolio - Class I		23,029,708
1,439,302		ING T. Rowe Price Equity Income Portfolio - Class I		22,669,008
721,965		ING T. Rowe Price Growth Equity Portfolio - Class I		45,555,974
3,406,686		ING UBS U.S. Large Cap Equity Portfolio - Class I		37,746,081
720,551		ING UBS U.S. Small Cap Growth Portfolio - Class I		7,544,173
2,254,777		ING Van Kampen Comstock Portfolio - Class I		30,168,910
227,674		ING Van Kampen Real Estate Portfolio - Class I		7,611,131
3,124,224		ING VP Index Plus International Equity Portfolio - Class I		45,832,360
2,036,983		ING VP Index Plus LargeCap Portfolio - Class I		37,786,040
802,594		ING VP Index Plus MidCap Portfolio - Class I		15,185,078
10,078,618		ING VP Intermediate Bond Portfolio - Class I		135,456,627
864,566		ING VP Real Estate Portfolio - Class I		15,268,236
738,998		ING VP Small Company Portfolio - Class I		15,097,719

		Total Investments in Securities
		(Cost $722,787,710)*	99.9%	$757,545,672
		Other Assets and Liabilities — Net	0.1	673,257
		Net Assets	100.0%	$758,218,929

	*	Cost for federal income tax purposes is $723,661,394.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$36,473,293
		Gross Unrealized Depreciation		(2,589,015)
		Net Unrealized Appreciation		$33,884,278

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.8%
1,564,103		ING American Century Large Company Value Portfolio - Class I		$24,149,755
492,865		ING Baron Asset Portfolio - Class I		6,101,668
596,711		ING Baron Small Cap Growth Portfolio - Class I		12,083,391
1,676,303		ING BlackRock Large Cap Value Portfolio - Class I		24,205,822
870,067		ING Davis New York Venture Portfolio - Class I		18,306,214
896,115		ING Global Real Estate Portfolio - Class I		12,330,549
975,933		ING JPMorgan Emerging Markets Equity Portfolio - Class I		24,593,520
372,395		ING JPMorgan Mid Cap Value Portfolio - Class I		6,084,930
2,369,305		ING Julius Baer Foreign Portfolio - Class I		43,097,661
539,451		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		27,263,836
1,568,530		ING Legg Mason Value Portfolio - Class I		18,116,516
1,420,804		ING Marsico Growth Portfolio - Class I		27,279,440
1,457,138		ING Marsico International Opportunities Portfolio - Class I		24,611,055
1,538,125		ING T. Rowe Price Equity Income Portfolio - Class I		24,225,462
675,093		ING T. Rowe Price Growth Equity Portfolio - Class I		42,598,344
2,730,442		ING UBS U.S. Large Cap Equity Portfolio - Class I		30,253,298
1,155,048		ING UBS U.S. Small Cap Growth Portfolio - Class I		12,093,349
1,807,185		ING Van Kampen Comstock Portfolio - Class I		24,180,129
3,338,714		ING VP Index Plus International Equity Portfolio - Class I		48,978,927
1,306,108		ING VP Index Plus LargeCap Portfolio - Class I		24,228,303
964,917		ING VP Index Plus MidCap Portfolio - Class I		18,256,231
6,731,551		ING VP Intermediate Bond Portfolio - Class I		90,472,050
691,774		ING VP Real Estate Portfolio - Class I		12,216,732
592,305		ING VP Small Company Portfolio - Class I		12,100,794

		Total Investments in Securities
		(Cost $576,397,718)*	99.8%	$607,827,976
		Other Assets and Liabilities — Net	0.2	1,015,936
		Net Assets	100.0%	$608,843,912

	*	Cost for federal income tax purposes is $576,825,714.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,395,392
		Gross Unrealized Depreciation		(2,393,130)
		Net Unrealized Appreciation		$31,002,262

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
973,427		ING American Century Large Company Value Portfolio - Class I		$15,029,707
408,967		ING Baron Asset Portfolio - Class I		5,063,010
330,101		ING Baron Small Cap Growth Portfolio - Class I		6,684,554
927,331		ING BlackRock Large Cap Value Portfolio - Class I		13,390,654
611,395		ING Columbia Small Cap Value II Portfolio - Class I		6,694,773
481,306		ING Davis New York Venture Portfolio - Class I		10,126,688
495,367		ING Global Real Estate Portfolio - Class I		6,816,253
674,556		ING JPMorgan Emerging Markets Equity Portfolio - Class I		16,998,800
309,007		ING JPMorgan Mid Cap Value Portfolio - Class I		5,049,176
1,872,311		ING Julius Baer Foreign Portfolio - Class I		34,057,333
331,581		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		16,758,107
867,717		ING Legg Mason Value Portfolio - Class I		10,022,136
873,313		ING Marsico Growth Portfolio - Class I		16,767,619
1,007,550		ING Marsico International Opportunities Portfolio - Class I		17,017,516
850,888		ING T. Rowe Price Equity Income Portfolio - Class I		13,401,485
373,453		ING T. Rowe Price Growth Equity Portfolio - Class I		23,564,914
1,208,385		ING UBS U.S. Large Cap Equity Portfolio - Class I		13,388,904
638,976		ING UBS U.S. Small Cap Growth Portfolio - Class I		6,690,074
1,124,704		ING Van Kampen Comstock Portfolio - Class I		15,048,544
2,077,755		ING VP Index Plus International Equity Portfolio - Class I		30,480,663
722,537		ING VP Index Plus LargeCap Portfolio - Class I		13,403,056
711,708		ING VP Index Plus MidCap Portfolio - Class I		13,465,519
1,241,310		ING VP Intermediate Bond Portfolio - Class I		16,683,206
192,248		ING VP Real Estate Portfolio - Class I		3,395,091
327,663		ING VP Small Company Portfolio - Class I		6,694,164

		Total Investments in Securities
		(Cost $319,148,054)*	100.2%	$336,691,946
		Other Assets and Liabilities — Net	(0.2)	(547,030)
		Net Assets	100.0%	$336,144,916

	*	Cost for federal income tax purposes is $319,461,238.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,549,550
		Gross Unrealized Depreciation		(1,318,842)
		Net Unrealized Appreciation		$17,230,708

PORTFOLIO OF INVESTMENTS
ING Solution Growth & Income Portfolio	as of September 30, 2007 (Unaudited)

Shares		Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
4	ING American Century Large Company Value Portfolio - Class I	$61
9	ING BlackRock Inflation Protected Bond Portfolio - Class I	92
4	ING BlackRock Large Cap Value Portfolio - Class I	61
4	ING Davis New York Venture Portfolio - Class I	77
9	ING Julius Baer Foreign Portfolio - Class I	156
2	ING Legg Mason Partners Aggressive Growth Portfolio - Class I	76
7	ING Legg Mason Value Portfolio - Class I	76
34	ING Limited Maturity Bond Portfolio - Class I	366
4	ING Marsico Growth Portfolio - Class I	77
27	ING PIMCO Total Return Portfolio - Class I	305
6	ING T. Rowe Price Equity Income Portfolio - Class I	92
2	ING T. Rowe Price Growth Equity Portfolio - Class I	123
14	ING UBS U.S. Large Cap Equity Portfolio - Class I	153
2	ING Van Kampen Growth & Income Portfolio - Class I	61
2	ING Van Kampen Real Estate Portfolio - Class I	62
11	ING VP Index Plus International Equity Portfolio - Class I	155
8	ING VP Index Plus LargeCap Portfolio - Class I	153
2	ING VP Index Plus MidCap Portfolio - Class I	31
57	ING VP Intermediate Bond Portfolio - Class I	762
5	ING VP Real Estate Portfolio - Class I	92
1	ING VP Small Company Portfolio - Class I	30

	Total Investments in Securities
	(Cost $3,054)*	100.0%	$3,061
	Other Assets and Liabilities — Net	(0.0)	(1)
	Net Assets	100.0%	$3,060

*	Cost for federal income tax purposes is $3,055.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$35
	Gross Unrealized Depreciation		(29)
	Net Unrealized Appreciation		$6

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
6		ING American Century Large Company Value Portfolio - Class I		$91
6		ING BlackRock Large Cap Value Portfolio - Class I		91
5		ING Davis New York Venture Portfolio - Class I		107
4		ING Global Real Estate Portfolio - Class I		62
1		ING JPMorgan Emerging Markets Equity Portfolio - Class I		31
12		ING Julius Baer Foreign Portfolio - Class I		216
2		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		91
9		ING Legg Mason Value Portfolio - Class I		106
19		ING Limited Maturity Bond Portfolio - Class I		211
5		ING Marsico Growth Portfolio - Class I		91
8		ING PIMCO Total Return Portfolio - Class I		91
6		ING T. Rowe Price Equity Income Portfolio - Class I		91
3		ING T. Rowe Price Growth Equity Portfolio - Class I		183
19		ING UBS U.S. Large Cap Equity Portfolio - Class I		212
3		ING Van Kampen Growth & Income Portfolio - Class I		91
3		ING Van Kampen Real Estate Portfolio - Class I		92
15		ING VP Index Plus International Equity Portfolio - Class I		215
11		ING VP Index Plus LargeCap Portfolio - Class I		212
3		ING VP Index Plus MidCap Portfolio - Class I		61
45		ING VP Intermediate Bond Portfolio - Class I		605
2		ING VP Real Estate Portfolio - Class I		30
3		ING VP Small Company Portfolio - Class I		62

		Total Investments in Securities
		(Cost $3,046)*	100.1%	$3,042
		Other Assets and Liabilities — Net	(0.1)	(2)
		Net Assets	100.0%	$3,040

	*	Cost for federal income tax purposes is $3,047.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$34
		Gross Unrealized Depreciation		(39)
		Net Unrealized Depreciation		$(5)

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.6%
209,975		ING American Century Large Company Value Portfolio - Class I		$3,242,017
817,701		ING BlackRock Inflation Protected Bond Portfolio - Class I		8,119,771
116,809		ING Davis New York Venture Portfolio - Class I		2,457,652
210,566		ING Legg Mason Value Portfolio - Class I		2,432,042
2,373,911		ING Limited Maturity Bond Portfolio - Class I		25,899,373
739,136		ING Oppenheimer Strategic Income Portfolio - Class I		8,100,931
2,719,173		ING PIMCO Total Return Portfolio - Class I		30,808,232
103,245		ING T. Rowe Price Equity Income Portfolio - Class I		1,626,103
51,789		ING T. Rowe Price Growth Equity Portfolio - Class I		3,267,902
733,108		ING UBS U.S. Large Cap Equity Portfolio - Class I		8,122,837
98,172		ING Van Kampen Real Estate Portfolio - Class I		3,281,896
784,418		ING VP Index Plus International Equity Portfolio - Class I		11,507,412
438,355		ING VP Index Plus LargeCap Portfolio - Class I		8,131,486
3,012,220		ING VP Intermediate Bond Portfolio - Class I		40,484,235
278,211		ING VP Real Estate Portfolio - Class I		4,913,199

		Total Investments in Securities
		(Cost $158,971,290)*	99.6%	$162,395,088
		Other Assets and Liabilities — Net	0.4	599,372
		Net Assets	100.0%	$162,994,460

	*	Cost for federal income tax purposes is $159,321,650.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,592,077
		Gross Unrealized Depreciation		(518,639)
		Net Unrealized Appreciation		$3,073,438

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.9%
		Advertising: 2.6%
203,200	@, L	Clear Channel Outdoor Holdings, Inc.	$5,181,600
70,900	@, @@, L	Focus Media Holding Ltd. ADR	4,113,618
38,100	@	Getty Images, Inc.	1,060,704
104,700	@, L	Lamar Advertising Co.	5,127,159
170,800		Omnicom Group	8,213,772
75,400	@@, L	WPP Group PLC ADR	5,089,500
			28,786,353
		Aerospace/Defense: 1.5%
32,000	@, L	Alliant Techsystems, Inc.	3,497,600
83,700	@@, L	Empresa Brasileira de Aeronautica SA ADR	3,676,104
127,300		Rockwell Collins, Inc.	9,297,992
			16,471,696
		Airlines: 0.6%
102,300		Skywest, Inc.	2,574,891
264,900	L	Southwest Airlines Co.	3,920,520
			6,495,411
		Apparel: 0.8%
179,000	@	Coach, Inc.	8,461,330
			8,461,330
		Auto Parts & Equipment: 0.3%
80,400		WABCO Holdings, Inc.	3,758,700
			3,758,700
		Banks: 1.9%
29,200		City National Corp.	2,029,692
60,500	L	East-West Bancorp., Inc.	2,175,580
54,200	L	First Horizon National Corp.	1,444,972
146,700		Northern Trust Corp.	9,721,809
44,800	@, L	SVB Financial Group	2,121,728
66,600		Synovus Financial Corp.	1,868,130
104,400		UCBH Holdings, Inc.	1,824,912
			21,186,823
		Beverages: 0.4%
61,600	L	Brown-Forman Corp.	4,614,456
			4,614,456
		Biotechnology: 2.6%
32,000	@	Celgene Corp.	2,281,920
80,100	@, L	Charles River Laboratories International, Inc.	4,497,615
39,300	@	Genzyme Corp.	2,435,028
61,300	@, L	Illumina, Inc.	3,180,244
55,600	@, L	Integra LifeSciences Holdings Corp.	2,701,048
53,100	@, L	Invitrogen Corp.	4,339,863
55,100	@, L	Martek Biosciences Corp.	1,599,553
41,200	@, L	Millipore Corp.	3,122,960
123,900	@, @@, L	Qiagen NV	2,404,899
69,800	@, L	Vertex Pharmaceuticals, Inc.	2,681,018
			29,244,148
		Building Materials: 0.2%
32,000	@, L	Genlyte Group, Inc.	2,056,320
			2,056,320
		Chemicals: 0.8%
100,300	L	Ecolab, Inc.	4,734,160
54,400		Sigma-Aldrich Corp.	2,651,456
71,000		Valspar Corp.	1,931,910
			9,317,526
		Coal: 0.8%
108,400		Consol Energy, Inc.	5,051,440
107,600		Foundation Coal Holdings, Inc.	4,217,920
			9,269,360
		Commercial Services: 5.4%
62,000	@, L	Apollo Group, Inc. - Class A	3,729,300
50,100	@, W, L	ChoicePoint, Inc.	1,899,792
45,700		Corporate Executive Board Co.	3,392,768
74,500	L	DeVry, Inc.	2,757,245
76,600		Equifax, Inc.	2,919,992
89,700	L	H&R Block, Inc.	1,899,846
127,100	@, L	Iron Mountain, Inc.	3,874,008
36,100	@	ITT Educational Services, Inc.	4,393,009
115,000	@, L	LECG Corp.	1,713,500
50,000		Manpower, Inc.	3,217,500
120,600	@, L	Monster Worldwide, Inc.	4,107,636
128,500	L	Moody’s Corp.	6,476,400
213,400	@, L	Quanta Services, Inc.	5,644,430
96,100	@@, L	Ritchie Bros. Auctioneers, Inc.	6,256,110

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
142,600		Robert Half International, Inc.	$4,258,036
62,500	@, L	Vistaprint Ltd.	2,335,625
106,600		Western Union Co.	2,235,402
			61,110,599
		Computers: 3.2%
94,600	@, L	Cadence Design Systems, Inc.	2,099,174
91,600	@	Cognizant Technology Solutions Corp.	7,306,932
26,500	@, L	DST Systems, Inc.	2,273,965
58,000	L	Factset Research Systems, Inc.	3,975,900
86,100		Jack Henry & Associates, Inc.	2,226,546
80,800	@, @@, L	Logitech International	2,387,640
243,000	@	Network Appliance, Inc.	6,539,130
117,600	@, L	Perot Systems Corp.	1,988,616
216,900	@@, L	Seagate Technology, Inc.	5,548,302
70,800	@	Synopsys, Inc.	1,917,264
			36,263,469
		Cosmetics/Personal Care: 0.6%
192,400		Avon Products, Inc.	7,220,772
			7,220,772
		Distribution/Wholesale: 0.7%
64,800	L	Fastenal Co.	2,942,568
49,700		WW Grainger, Inc.	4,532,143
			7,474,711
		Diversified Financial Services: 5.3%
34,700	@, L	Affiliated Managers Group, Inc.	4,424,597
28,900		Bear Stearns Cos., Inc.	3,549,209
28,200	L	Blackrock, Inc.	4,890,162
14,587		CME Group, Inc.	8,567,674
110,400	L	Eaton Vance Corp.	4,411,584
66,000		Federated Investors, Inc.	2,620,200
77,300	@, L	Interactive Brokers Group, Inc.	2,029,898
42,500	@	IntercontinentalExchange, Inc.	6,455,750
100,100	L	Janus Capital Group, Inc.	2,830,828
148,900	@@, L	Lazard Ltd.	6,313,360
26,600		Legg Mason, Inc.	2,242,114
55,900	L	Nymex Holdings, Inc.	7,277,062
70,000		OptionsXpress Holdings, Inc.	1,829,800
123,400	@, L	TD Ameritrade Holding Corp.	2,248,348
			59,690,586
		Electric: 1.1%
265,200	@	AES Corp.	5,314,608
269,600	@, L	Reliant Resources, Inc.	6,901,760
			12,216,368
		Electrical Components & Equipment: 0.6%
104,050	W	Ametek, Inc.	4,497,041
41,600	@, L	General Cable Corp.	2,792,192
			7,289,233
		Electronics: 3.0%
176,500	@, L	Cogent, Inc.	2,767,520
44,700	@, L	Cymer, Inc.	1,716,033
89,100	@	Dolby Laboratories, Inc.	3,102,462
51,500	@, L	Flir Systems, Inc.	2,852,585
24,200	@@	Garmin Ltd.	2,889,480
128,000		Gentex Corp.	2,744,320
58,600	@, L	II-VI, Inc.	2,023,458
200,400	L	Jabil Circuit, Inc.	4,577,136
70,600		National Instruments Corp.	2,423,698
44,000	@	Thermo Electron Corp.	2,539,680
89,000	@	Waters Corp.	5,955,880
			33,592,252
		Engineering & Construction: 2.4%
63,500		Fluor Corp.	9,142,730
63,600	@	Foster Wheeler Ltd.	8,349,408
181,000	@	McDermott International, Inc.	9,788,479
			27,280,617
		Entertainment: 1.0%
68,200	@	DreamWorks Animation SKG, Inc.	2,279,244
172,300		International Game Technology	7,426,130
124,050	@, L	Shuffle Master, Inc.	1,854,548
			11,559,922
		Environmental Control: 1.0%
175,300		Republic Services, Inc.	5,734,063
89,400	@, L	Stericycle, Inc.	5,110,104
			10,844,167
		Food: 1.4%
98,600	L	Hershey Co.	4,576,026
116,700		McCormick & Co., Inc.	4,197,699
101,150		WM Wrigley Jr. Co.	6,496,865
			15,270,590
		Healthcare — Products: 4.9%
103,900	@, L	American Medical Systems Holdings, Inc.	1,761,105

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (continued)
37,400	@, L	Arthrocare Corp.	$2,090,286
26,600		Becton Dickinson & Co.	2,182,530
51,900		CR Bard, Inc.	4,577,061
58,100		Densply International, Inc.	2,419,284
38,200	@, L	Edwards Lifesciences Corp.	1,883,642
51,700	@	Gen-Probe, Inc.	3,442,186
53,000	@	Henry Schein, Inc.	3,224,520
51,200	@, L	Hologic, Inc.	3,123,200
19,600	@, L	Intuitive Surgical, Inc.	4,508,000
53,900	@, L	Patterson Cos., Inc.	2,081,079
86,800	@, L	Resmed, Inc.	3,721,116
52,500	@	Respironics, Inc.	2,521,575
183,700	@	St. Jude Medical, Inc.	8,095,659
62,000	@	Techne Corp.	3,910,960
68,900	@, L	Varian Medical Systems, Inc.	2,886,221
25,600	@	Zimmer Holdings, Inc.	2,073,344
			54,501,768
		Healthcare — Services: 3.0%
83,350	@	Coventry Health Care, Inc.	5,185,204
56,200	@, L	DaVita, Inc.	3,550,716
92,200	@	Health Net, Inc.	4,983,410
60,300	@, L	Healthways, Inc.	3,254,391
78,700	@	Humana, Inc.	5,499,556
54,900	@, L	Laboratory Corp. of America Holdings	4,294,827
94,700	@	Lincare Holdings, Inc.	3,470,755
64,000		Quest Diagnostics	3,697,280
			33,936,139
		Home Builders: 0.9%
45,900	L	Centex Corp.	1,219,563
41,000	L	KB Home	1,027,460
59,000	L	Lennar Corp.	1,336,350
37,000	@, L	Meritage Homes Corp.	522,440
68,200		Pulte Homes, Inc.	928,202
47,400		Thor Industries, Inc.	2,132,526
65,000	@, L	Toll Brothers, Inc.	1,299,350
53,600	L	Winnebago Industries	1,279,968
			9,745,859
		Household Products/Wares: 0.5%
35,800		Avery Dennison Corp.	2,041,316
51,000	L	Clorox Co.	3,110,490
			5,151,806
		Insurance: 2.7%
37,900	L	AMBAC Financial Group, Inc.	2,384,289
58,000		AON Corp.	2,598,980
47,400	@, @@	Arch Capital Group Ltd.	3,527,034
60,400	@@	Axis Capital Holdings Ltd.	2,350,164
79,100	L	Brown & Brown, Inc.	2,080,330
89,200		Cigna Corp.	4,753,468
4,400	@	Markel Corp.	2,129,600
59,700		Marsh & McLennan Cos., Inc.	1,522,350
39,000		MBIA, Inc.	2,380,950
81,200		OneBeacon Insurance Group Ltd.	1,749,860
40,500	@@	RenaissanceRe Holdings Ltd.	2,649,105
43,700	@@	Willis Group Holdings Ltd.	1,789,078
			29,915,208
		Internet: 2.6%
16,000	@, @@	Baidu.com ADR	4,634,400
55,600	@, L	Digital River, Inc.	2,488,100
120,700	@, L	Expedia, Inc.	3,847,916
111,600	@, L	F5 Networks, Inc.	4,150,404
84,000	@	McAfee, Inc.	2,929,080
78,800	@, @@	Sina Corp.	3,770,580
138,300	@, L	Symantec Corp.	2,680,254
142,100	@, L	VeriSign, Inc.	4,794,454
			29,295,188
		Iron/Steel: 0.7%
62,700	L	Carpenter Technology Corp.	8,151,627
			8,151,627
		Leisure Time: 0.9%
138,700		Harley-Davidson, Inc.	6,409,327
41,500	L	Royal Caribbean Cruises Ltd.	1,619,745
76,350	@, L	WMS Industries, Inc.	2,527,185
			10,556,257
		Lodging: 2.5%
44,500		Boyd Gaming Corp.	1,906,825
92,000		Choice Hotels International, Inc.	3,465,640
119,400		Marriott International, Inc.	5,190,318
99,300	@, @@, L	Melco PBL Entertainment Macau Ltd. ADR	1,638,450
92,000		Starwood Hotels & Resorts Worldwide, Inc.	5,589,000
68,300	@, L	Wynn Resorts Ltd.	10,761,348
			28,551,581

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Machinery — Construction & Mining: 0.3%
74,500		Joy Global, Inc.	$3,789,070
			3,789,070
		Machinery — Diversified: 0.8%
86,400	L	Graco, Inc.	3,379,104
86,200		IDEX Corp.	3,136,818
55,800	@, L	Zebra Technologies Corp.	2,036,142
			8,552,064
		Media: 1.2%
76,600	@	Cablevision Systems Corp.	2,676,404
46,800	L	EW Scripps Co.	1,965,600
77,000		McGraw-Hill Cos., Inc.	3,920,070
37,400		Meredith Corp.	2,143,020
122,600	@@	Shaw Communications, Inc. - Class B	3,045,384
			13,750,478
		Metal Fabricate/Hardware: 0.9%
66,100		Precision Castparts Corp.	9,781,478
			9,781,478
		Mining: 0.2%
50,000	@@, L	Agnico-Eagle Mines Ltd.	2,490,000
			2,490,000
		Miscellaneous Manufacturing: 1.2%
105,300		Donaldson Co., Inc.	4,397,328
43,100		ITT Corp.	2,927,783
45,800		Pall Corp.	1,781,620
66,500		Roper Industries, Inc.	4,355,750
			13,462,481
		Office Furnishings: 0.2%
48,400	L	HNI, Corp.	1,742,400
			1,742,400
		Oil & Gas: 2.0%
51,400	@, L	Bill Barrett Corp.	2,025,674
200,400	@, @@, L	Compton Petroleum Corp.	1,871,736
24,000	L	Diamond Offshore Drilling	2,718,960
84,500	@, L	Mariner Energy, Inc.	1,749,995
93,000	L	Murphy Oil Corp.	6,499,770
55,000	@, @@, L	Nabors Industries Ltd.	1,692,350
57,000	@, L	Ultra Petroleum Corp.	3,536,280
42,200		XTO Energy, Inc.	2,609,648
			22,704,413
		Oil & Gas Services: 4.9%
84,900		BJ Services Co.	2,254,095
100,000	@	Cameron International Corp.	9,229,000
61,600	@, @@, L	Core Laboratories NV	7,847,224
160,000	@	FMC Technologies, Inc.	9,225,600
148,700	@, L	Grant Prideco, Inc.	8,107,124
130,000		Smith International, Inc.	9,282,000
69,200	@, L	Tetra Technologies, Inc.	1,462,888
109,100	@, L	Weatherford International Ltd.	7,329,338
			54,737,269
		Packaging & Containers: 0.2%
84,200		Sealed Air Corp.	2,152,152
			2,152,152
		Pharmaceuticals: 3.0%
94,300	@, L	Alkermes, Inc.	1,735,120
133,664		Allergan, Inc.	8,617,318
47,500	@, L	Amylin Pharmaceuticals, Inc.	2,375,000
70,600	@, L	Cephalon, Inc.	5,158,036
177,400	@, @@	Elan Corp. PLC ADR	3,732,496
138,600	@	Express Scripts, Inc.	7,736,652
132,300	@, L	Medarex, Inc.	1,873,368
47,000	@, L	Sepracor, Inc.	1,292,500
58,000	@, L	Theravance, Inc.	1,513,220
			34,033,710
		Pipelines: 0.6%
198,100		Williams Cos., Inc.	6,747,286
			6,747,286
		Retail: 5.3%
43,000		Advance Auto Parts, Inc.	1,443,080
59,100	@	AnnTaylor Stores Corp.	1,871,697
149,000	@, L	Bed Bath & Beyond, Inc.	5,083,880
71,900	@, L	Cheesecake Factory	1,687,493
32,700	@, L	Dick’s Sporting Goods, Inc.	2,195,805
99,000		Family Dollar Stores, Inc.	2,629,440
41,600		Men’s Wearhouse, Inc.	2,101,632
65,100	@, L	O’Reilly Automotive, Inc.	2,174,991
36,600	@, L	Panera Bread Co.	1,493,280
83,300	L	Petsmart, Inc.	2,657,270
105,000		Ross Stores, Inc.	2,692,200
137,955		Staples, Inc.	2,964,653
126,500		Tiffany & Co.	6,622,275

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
86,050	@@, L	Tim Hortons, Inc.	$2,998,843
196,800		TJX Cos., Inc.	5,720,976
36,100	@, L	Tractor Supply Co.	1,663,849
72,500	@, L	Urban Outfitters, Inc.	1,580,500
103,000	L	Williams-Sonoma, Inc.	3,359,860
261,800		Yum! Brands, Inc.	8,856,694
			59,798,418
		Semiconductors: 7.7%
343,300	L	Altera Corp.	8,266,664
187,100	L	Analog Devices, Inc.	6,765,536
155,850	@	Broadcom Corp.	5,679,174
121,400	@, L	Fairchild Semiconductor International, Inc.	2,267,752
133,500	@	Integrated Device Technology, Inc.	2,066,580
81,300		Intersil Corp.	2,717,859
31,800	L	KLA-Tencor Corp.	1,773,804
39,000	@	Lam Research Corp.	2,077,140
240,600	L	Linear Technology Corp.	8,418,594
233,000	@, @@, L	Marvell Technology Group Ltd.	3,814,210
213,800		Maxim Integrated Products	6,275,030
54,000	@	MEMC Electronic Materials, Inc.	3,178,440
220,400	L	Microchip Technology, Inc.	8,004,928
200,300	L	National Semiconductor Corp.	5,432,136
189,400	@, L	ON Semiconductor Corp.	2,378,864
202,800	@, L	QLogic Corp.	2,727,660
107,000	@, L	Silicon Laboratories, Inc.	4,468,320
113,400	@, L	Teradyne, Inc.	1,564,920
324,600	L	Xilinx, Inc.	8,485,044
			86,362,655
		Software: 7.4%
209,980	@	Activision, Inc.	4,533,468
180,900	@, L	American Reprographics Co.	3,386,448
166,300	@	Autodesk, Inc.	8,310,011
30,000	@, L	Avid Technology, Inc.	812,400
92,100	@	Citrix Systems, Inc.	3,713,472
47,000	@, @@, L	Cognos, Inc.	1,951,910
34,500		Dun & Bradstreet Corp.	3,402,045
148,900	@	Electronic Arts, Inc.	8,336,911
39,700		Fidelity National Information Services, Inc.	1,761,489
46,800	@	Fiserv, Inc.	2,380,248
46,700		Global Payments, Inc.	2,065,074
174,000	@	Intuit, Inc.	5,272,200
131,800		MoneyGram International, Inc.	2,977,362
62,300	@	Navteq Corp.	4,857,531
183,300		Paychex, Inc.	7,515,300
373,700	@, L	Red Hat, Inc.	7,425,419
84,000	@, L	Salesforce.com, Inc.	4,310,880
170,000	@@, L	Satyam Computer Services Ltd. ADR	4,401,300
84,400		SEI Investments Co.	2,302,432
125,900	@, L	THQ, Inc.	3,144,982
			82,860,882
		Telecommunications: 4.8%
201,100	@	American Tower Corp.	8,755,894
223,900	@, L	Crown Castle International Corp.	9,097,057
142,300	@	Foundry Networks, Inc.	2,528,671
160,300	@	JDS Uniphase Corp.	2,398,088
94,600	@	Juniper Networks, Inc.	3,463,306
103,300	@	Leap Wireless International, Inc.	8,405,521
95,000	@, L	MetroPCS Communications, Inc.	2,591,600
64,100	@, L	NeuStar, Inc.	2,197,989
78,000	@	NII Holdings, Inc.	6,407,700
219,950	@, L	SBA Communications Corp.	7,759,836
			53,605,662
		Textiles: 0.2%
73,600		Cintas Corp.	2,730,560
			2,730,560
		Toys/Games/Hobbies: 0.3%
143,800		Mattel, Inc.	3,373,548
			3,373,548
		Transportation: 1.8%
102,700	L	CH Robinson Worldwide, Inc.	5,575,583
131,000		Expeditors International Washington, Inc.	6,196,300
122,900	L	Landstar System, Inc.	5,158,113
124,300	@@	UTI Worldwide, Inc.	2,856,414
			19,786,410
		Total Common Stock
		(Cost $918,120,933)	1,121,741,778

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 26.4%
	Mutual Fund: 0.0%
$501,000	Reserve Investment Fund		$501,000
	Total Mutual Fund
	(Cost $501,000)		501,000
	Securities Lending Collateralcc: 26.4%
296,156,620	Bank of New York Mellon Corp. Institutional Cash Reserves		296,156,620
	Total Securities Lending Collateral
	(Cost $296,156,620)		296,156,620
	Total Short-Term Investments
	(Cost $296,657,620)		296,657,620
	Total Investments in Securities
	(Cost $1,214,778,553)	126.3%	$1,418,399,398
	Other Assets and Liabilities — Net	(26.3)	(294,996,028)
	Net Assets	100.0%	$1,123,403,370

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
*	Cost for federal income tax purposes is $1,217,008,403.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$245,876,649
	Gross Unrealized Depreciation	(44,485,654)
	Net Unrealized Appreciation	$201,390,995

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%
		Advertising: 0.4%
149,300	L	Omnicom Group	$7,179,837
			7,179,837
		Aerospace/Defense: 1.0%
193,200		General Dynamics Corp.	16,319,604
			16,319,604
		Airlines: 0.9%
971,200	L	Southwest Airlines Co.	14,373,760
			14,373,760
		Apparel: 0.8%
269,500	@, L	Coach, Inc.	12,739,265
			12,739,265
		Banks: 4.0%
589,958	@@	Anglo Irish Bank Corp. PLC	11,182,702
254,100	@@	Erste Bank der Oesterreichischen Sparkassen AG	19,367,592
143,000	L	Northern Trust Corp.	9,476,610
382,000		State Street Corp.	26,037,120
			66,064,024
		Beverages: 1.3%
95,300	@@	InBev NV	8,629,853
170,500		PepsiCo, Inc.	12,490,830
			21,120,683
		Biotechnology: 1.7%
123,858	@, L	Celgene Corp.	8,832,314
251,800	@, L	Genentech, Inc.	19,645,436
			28,477,750
		Chemicals: 0.6%
106,800		Monsanto Co.	9,157,032
			9,157,032
		Commercial Services: 1.6%
579,000	@@, L	Accenture Ltd.	23,304,750
69,100		Moody’s Corp.	3,482,640
			26,787,390
		Computers: 1.7%
77,500	@	Apple, Inc.	11,899,350
233,200	@	Dell, Inc.	6,436,320
452,100	@	EMC Corp.	9,403,680
			27,739,350
		Cosmetics/Personal Care: 1.2%
267,480		Procter & Gamble Co.	18,814,543
			18,814,543
		Distribution/Wholesale: 0.3%
92,200	L	Fastenal Co.	4,186,802
			4,186,802
		Diversified Financial Services: 8.6%
373,300		American Express Co.	22,162,821
532,900		Charles Schwab Corp.	11,510,640
345,210		Citigroup, Inc.	16,110,951
7,400	L	CME Group, Inc.	4,346,390
131,700		Franklin Resources, Inc.	16,791,750
72,400	L	Goldman Sachs Group, Inc.	15,691,976
128,720	@@	Housing Development Finance Corp.	8,143,802
201,900		Morgan Stanley	12,719,700
162,100	@, @@	Redecard SA	3,007,649
564,400	@@	UBS AG - Reg	30,323,896
			140,809,575
		Electric: 0.7%
549,200	@, L	AES Corp.	11,005,968
			11,005,968
		Electrical Components & Equipment: 0.8%
108,600	@@	Schneider Electric SA	13,712,660
			13,712,660
		Electronics: 0.6%
704,280	@, @@	HON HAI Precision Industry GDR	10,453,437
			10,453,437
		Engineering & Construction: 0.7%
92,800	@	Foster Wheeler Ltd.	12,182,784
			12,182,784
		Entertainment: 0.7%
248,000		International Game Technology	10,688,800
			10,688,800
		Food: 0.9%
128,300		Sysco Corp.	4,566,197
200,900	L	Whole Foods Market, Inc.	9,836,064
			14,402,261

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products: 4.5%
56,200	@@	Alcon, Inc.	$8,088,304
121,000	L	Becton Dickinson & Co.	9,928,050
180,350	@, @@	Covidien Ltd.	7,484,525
398,400		Medtronic, Inc.	22,473,744
169,000	@	St. Jude Medical, Inc.	7,447,830
134,300		Stryker Corp.	9,234,468
115,800	@	Zimmer Holdings, Inc.	9,378,642
			74,035,563
		Healthcare — Services: 4.2%
395,300		Aetna, Inc.	21,452,931
113,600	@	Humana, Inc.	7,938,368
118,200	@, L	Laboratory Corp. of America Holdings	9,246,786
19,600		UnitedHealth Group, Inc.	949,228
360,800	@, L	WellPoint, Inc.	28,474,336
			68,061,649
		Home Furnishings: 0.4%
74,200		Harman International Industries, Inc.	6,419,784
			6,419,784
		Household Products/Wares: 0.4%
105,770	@@	Reckitt Benckiser PLC	6,200,785
			6,200,785
		Insurance: 2.5%
376,400		American International Group, Inc.	25,463,460
157,300		Prudential Financial, Inc.	15,349,334
			40,812,794
		Internet: 4.6%
185,300	@, L	Amazon.com, Inc.	17,260,695
225,400	@	eBay, Inc.	8,795,108
246,740	@, L	Expedia, Inc.	7,866,071
58,400	@	Google, Inc. - Class A	33,128,568
247,000	@, L	VeriSign, Inc.	8,333,780
			75,384,222
		Lodging: 1.5%
56,900	@, L	Las Vegas Sands Corp.	7,591,598
305,900	L	Marriott International, Inc.	13,297,473
49,000	@, L	MGM Mirage	4,382,560
			25,271,631
		Machinery — Construction & Mining: 0.3%
84,000		Joy Global, Inc.	4,272,240
			4,272,240
		Machinery — Diversified: 0.4%
42,000		Deere & Co.	6,233,640
			6,233,640
		Media: 3.3%
245,400	@@	Grupo Televisa SA ADR	5,931,318
226,300	L	McGraw-Hill Cos., Inc.	11,520,933
340,700	@@	Naspers Ltd.	9,446,608
394,700	@@, L	Rogers Communications, Inc.	17,970,691
337,000	@@	Shaw Communications, Inc. - Class B	8,370,751
			53,240,301
		Mining: 1.8%
540,800	@@	BHP Billiton Ltd.	21,117,272
86,400		Freeport-McMoRan Copper & Gold, Inc.	9,062,496
			30,179,768
		Miscellaneous Manufacturing: 6.0%
348,000		Danaher Corp.	28,783,080
1,668,000		General Electric Co.	69,055,200
			97,838,280
		Oil & Gas: 3.2%
122,600		EOG Resources, Inc.	8,867,658
141,338		ExxonMobil Corp.	13,082,245
106,900		Murphy Oil Corp.	7,471,241
272,415	@@	Total SA	22,074,589
			51,495,733
		Oil & Gas Services: 3.7%
225,200	L	Baker Hughes, Inc.	20,351,324
386,100	L	Schlumberger Ltd.	40,540,500
			60,891,824
		Pharmaceuticals: 4.2%
222,000	L	Allergan, Inc.	14,312,340
434,200	@	Gilead Sciences, Inc.	17,745,754
126,900	@	Medco Health Solutions, Inc.	11,470,491
78,839	@@	Roche Holding AG	14,275,542
331,300		Schering-Plough Corp.	10,479,019
			68,283,146
		Real Estate: 0.6%
522,000	@@	DLF Ltd.	9,997,877
			9,997,877

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail: 6.7%
181,600	@, L	Bed Bath & Beyond, Inc.	$6,196,192
66,600		Costco Wholesale Corp.	4,087,242
861,826		CVS Caremark Corp.	34,154,164
332,300	@	Kohl’s Corp.	19,050,759
403,700		Lowe’s Cos., Inc.	11,311,674
274,200	L	Petsmart, Inc.	8,746,980
265,400		Target Corp.	16,871,478
181,500		Walgreen Co.	8,574,060
			108,992,549
		Semiconductors: 3.6%
300,200	L	Analog Devices, Inc.	10,855,232
257,300	@@, L	ASML Holding NV	8,454,878
312,500		Intel Corp.	8,081,250
809,100	@, @@, L	Marvell Technology Group Ltd.	13,244,967
322,900		Maxim Integrated Products	9,477,115
301,800	L	Xilinx, Inc.	7,889,052
			58,002,494
		Software: 5.6%
170,000	@, L	Autodesk, Inc.	8,494,900
371,000		Automatic Data Processing, Inc.	17,040,030
165,100	@, L	Electronic Arts, Inc.	9,243,949
281,300	@@	Infosys Technologies Ltd.	13,301,688
184,500	@, L	Intuit, Inc.	5,590,350
1,012,625		Microsoft Corp.	29,831,933
102,258	@, @@	TomTom	7,929,035
			91,431,885
		Telecommunications: 10.3%
352,100	@, @@	Amdocs Ltd.	13,094,599
413,500	@@	America Movil SA de CV ADR	26,464,000
370,600	@, L	American Tower Corp.	16,135,924
614,900	@, @@	Bharti Airtel Ltd.	14,459,643
854,300	@	Cisco Systems, Inc.	28,285,873
610,300		Corning, Inc.	15,043,895
448,800	@, L	Crown Castle International Corp.	18,234,744
291,400	@, L	Juniper Networks, Inc.	10,668,154
86,600	@, L	Leap Wireless International, Inc.	7,046,642
140,300	@, L	MetroPCS Communications, Inc.	3,827,384
347,000		Qualcomm, Inc.	14,664,220
			167,925,078
		Transportation: 0.4%
144,400	L	Expeditors International Washington, Inc.	6,830,120
			6,830,120
		Total Common Stock
		(Cost $1,255,312,192)	1,578,016,888

Principal Amount			Value
SHORT-TERM INVESTMENTS: 16.6%
	Mutual Fund: 3.3%
$54,880,425	Reserve Investment Fund		$54,880,426
	Total Mutual Fund
	(Cost $54,880,426)		54,880,426

	Securities Lending Collateralcc: 13.3%
216,627,638	Bank of New York Mellon Corp. Institutional Cash Reserves		216,627,638
	Total Securities Lending Collateral
	(Cost $216,627,638)		216,627,638
	Total Short-Term Investments
	(Cost $271,508,064)		271,508,064
	Total Investments in Securities
	(Cost $ 1,526,820,256 )	113.3%	$1,849,524,952
	Other Assets and Liabilities — Net	(13.3)	(217,692,306)
	Net Assets	100.0%	$1,631,832,646

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
*	Cost for federal income tax purposes is $1,531,529,582.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$333,855,819
	Gross Unrealized Depreciation	(15,860,449)
	Net Unrealized Appreciation	$317,995,370

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 87.6%
		Australia: 1.0%
31,776		National Australia Bank Ltd.	$1,116,220
			1,116,220
		Austria: 0.7%
32,800		Telekom Austria AG	859,112
			859,112
		Brazil: 1.0%
26,540		Empresa Brasileira de Aeronautica SA ADR	1,165,637
			1,165,637
		Canada: 0.7%
11,600		George Weston Ltd.	828,030
			828,030
		China: 3.5%
116,000		Byd Co., Ltd.	863,652
194,000		China Shenhua Energy Co., Ltd.	1,161,816
1,804,000		China Telecom Corp., Ltd.	1,373,102
888,000		Shanghai Electric Group Co., Ltd.	692,228
			4,090,798
		Denmark: 0.6%
8,830	@	Vestas Wind Systems A/S	698,041
			698,041
		Finland: 1.5%
11,740		Stora Enso OYJ	227,605
26,070		Stora Enso OYJ (Euro Denominated Security)	506,218
43,110		UPM-Kymmene OYJ	1,040,493
			1,774,316
		France: 9.7%
5,030		Accor SA	446,260
30,041		AXA SA	1,345,362
16,810		Compagnie Generale des Etablissements Michelin	2,266,642
11,380		Electricite de France	1,202,053
51,870		France Telecom SA	1,731,392
19,640		Sanofi-Aventis	1,664,446
11,810		Suez SA	694,027
50,250	@	Thomson	766,419
14,440		Total SA	1,170,116
			11,286,717
		Germany: 8.8%
1,060		BASF AG	147,052
25,850		Bayerische Motoren Werke AG	1,668,743
23,500		Celesio AG	1,491,730
48,620		Deutsche Post AG	1,410,401
8,090		E.ON AG	1,490,928
68,480	@	Infineon Technologies AG	1,177,522
3,690		Muenchener Rueckversicherungs AG	706,387
11,000		Siemens AG	1,506,034
4,620		Siemens AG ADR	634,095
			10,232,892
		Hong Kong: 1.7%
62,000		Cheung Kong Holdings Ltd. ADR	1,023,136
73,000		Hutchison Whampoa Ltd.	779,635
19,000		Swire Pacific Ltd.	229,799
			2,032,570
		India: 2.9%
26,952		Housing Development Finance Corp.	1,705,188
31,690		ICICI Bank Ltd. ADR	1,670,697
			3,375,885
		Israel: 0.7%
31,910	@	Check Point Software Technologies	803,494
			803,494
		Italy: 3.4%
31,315		ENI S.p.A.	1,156,388
104,785		Intesa Sanpaolo S.p.A.	807,850
93,154		Mediaset S.p.A.	961,093
122,593		UniCredito Italiano S.p.A.	1,049,491
			3,974,822
		Japan: 3.5%
19,600		Fuji Photo Film Co., Ltd.	900,505
19,000		Hitachi Ltd.	125,760
19,500		Konica Minolta Holdings, Inc.	329,228
54,000		Mitsubishi UFJ Financial Group, Inc.	471,527
1,500		Nintendo Co., Ltd.	774,456
21,400		Sony Corp.	1,028,709
7,300		Takeda Pharmaceutical Co., Ltd.	511,956
			4,142,141

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
		Mexico: 0.5%
17,120		Telefonos de Mexico SA de CV ADR	$562,734
			562,734
		Netherlands: 5.7%
36,340		Koninklijke Philips Electronics NV	1,635,274
53,870		Reed Elsevier NV	1,024,209
39,320		Royal Dutch Shell PLC - Class B	1,613,359
13,490		SBM Offshore NV	530,210
41,910		Unilever NV	1,292,605
26,620		Vedior NV	585,954
			6,681,611
		Norway: 1.4%
83,060	@	Telenor ASA	1,658,259
			1,658,259
		Portugal: 0.8%
70,650		Portugal Telecom SGPS SA	990,693
			990,693
		Singapore: 2.2%
81,000		DBS Group Holdings Ltd.	1,173,604
61,050	@	Flextronics International Ltd.	682,539
257,000		Singapore Telecommunications Ltd.	694,260
			2,550,403
		South Korea: 4.5%
15,910		Kookmin Bank ADR	1,304,461
31,560		Korea Electric Power Corp. ADR	730,614
9,958		LG Electronics, Inc.	927,412
5,490	#	Samsung Electronics GDR	1,724,717
18,210		SK Telecom Co., Ltd. ADR	540,837
			5,228,041
		Spain: 3.7%
51,494		Banco Santander Central Hispano SA	1,002,883
33,851		Repsol YPF SA	1,204,553
76,682		Telefonica SA	2,142,350
			4,349,786
		Sweden: 1.9%
67,070		Atlas Copco AB	1,155,507
26,570		Nordea Bank AB	461,325
25,660		Securitas AB	337,488
11,700	@	Securitas Direct AB	34,298
22,930		Securitas Systems AB	84,390
6,270		Swedbank AB	209,343
			2,282,351
		Switzerland: 5.9%
13,350		Adecco SA	788,173
9,570		Lonza Group AG	1,041,951
3,130		Nestle SA	1,403,150
30,850		Novartis AG	1,697,161
13,361		Swiss Reinsurance	1,188,178
14,550		UBS AG - Reg	781,738
			6,900,351
		Taiwan: 1.1%
1,177,000	@	Chinatrust Financial Holding Co., Ltd.	859,159
75,593	#	Compal Electronics, Inc. GDR	427,356
			1,286,515
		United Kingdom: 20.2%
44,950		Amvescap PLC	607,228
93,320		Aviva PLC	1,399,210
140,050		BAE Systems PLC	1,407,368
120,250		BP PLC	1,390,971
80,250		British Sky Broadcasting PLC	1,141,474
63,610		Burberry Group PLC	851,868
110,270		Cadbury Schweppes PLC	1,282,458
212,980		Compass Group PLC	1,313,280
62,430		GlaxoSmithKline PLC	1,655,834
208,760		Group 4 Securicor PLC	859,978
70,400		HSBC Holdings PLC	1,292,312
161,150		Kingfisher PLC	589,685
45,940		Lloyds TSB Group PLC	508,243
29,180		National Grid PLC	466,817
279,070		Old Mutual PLC	912,477
50,930		Pearson PLC	788,097
45,470		Rexam PLC	510,780
95,170	@	Rolls-Royce Group PLC	1,015,957
138,830		Royal Bank of Scotland Group PLC	1,497,951
27,773		Smiths Group PLC	607,417
33,170		Standard Chartered PLC	1,086,330
453,986		Vodafone Group PLC	1,636,383
87,340		Yell Group PLC	765,323
			23,587,441
		Total Common Stock
		(Cost $89,185,289)	102,458,860

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 12.3%
		U.S. Government Agency Obligations: 12.3%
$14,344,000	Z	Federal Home Loan Bank, 4.000%, due 10/01/07		$14,342,406
		Total Short-Term Investments
		(Cost $14,342,406)		14,342,406
		Total Investments in Securities
		(Cost $103,527,695)	99.9%	$116,801,266
		Other Assets and Liabilities — Net	0.1	99,507
		Net Assets	100.0%	$116,900,773

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $103,725,817.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$14,492,163
	Gross Unrealized Depreciation	(1,416,714)
	Net Unrealized Appreciation	$13,075,449

Industry	Percentage of Net Assets
Aerospace/Defense	3.1%
Apparel	0.7
Auto Manufacturers	1.4
Auto Parts & Equipment	1.9
Banks	11.7
Chemicals	1.0
Coal	1.0
Commercial Services	2.3
Computers	0.4
Diversified Financial Services	3.4
Electric	3.9
Electrical Components & Equipment	2.2
Electronics	2.0
Food	4.1
Food Service	1.1
Forest Products & Paper	1.5
Holding Companies - Diversified	0.9
Home Furnishings	1.5
Insurance	4.7
Internet	0.7
Lodging	0.4
Machinery - Construction & Mining	1.0
Machinery - Diversified	0.6
Media	4.0
Miscellaneous Manufacturing	3.4
Oil & Gas	5.6
Oil & Gas Services	0.5
Packaging & Containers	0.4
Pharmaceuticals	6.0
Real Estate	0.9
Retail	0.5
Semiconductors	2.5
Telecommunications	10.4
Toys/Games/Hobbies	0.7
Transportation	1.2
Short-Term Investments	12.3
Other Assets and Liabilities - Net	0.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Airlines: 1.4%
336,600	@, L	JetBlue Airways Corp.	$3,103,452
			3,103,452
		Banks: 3.2%
136,100		Wachovia Corp.	6,825,415
			6,825,415
		Biotechnology: 2.4%
66,800	@	Genentech, Inc.	5,211,736
			5,211,736
		Chemicals: 2.7%
60,115		Air Products & Chemicals, Inc.	5,876,842
			5,876,842
		Commercial Services: 3.2%
309,250	@	Hertz Global Holdings, Inc.	7,026,160
			7,026,160
		Computers: 1.5%
115,700	@	Dell, Inc.	3,193,320
64,800	X	Seagate Technology, Inc. - Escrow	1
			3,193,321
		Diversified Financial Services: 14.7%
163,800	@, L	Blackstone Group LP	4,108,104
196,900		Charles Schwab Corp.	4,253,040
136,800		Citigroup, Inc.	6,384,456
11,115		CME Group, Inc.	6,528,395
109,800		Freddie Mac	6,479,298
78,600	@@, L	UBS AG - New	4,185,450
			31,938,743
		Electric: 2.9%
58,000		Entergy Corp.	6,280,820
			6,280,820
		Food: 2.5%
154,900		Kraft Foods, Inc.	5,345,599
			5,345,599
		Healthcare — Products: 4.0%
96,548	@	Cytyc Corp.	4,600,512
99,400	@, L	Varian Medical Systems, Inc.	4,163,866
			8,764,378
		Healthcare — Services: 3.8%
103,400	@	WellPoint, Inc.	8,160,328
			8,160,328
		Insurance: 5.5%
105,900		Allstate Corp.	6,056,421
88,100		American International Group, Inc.	5,959,965
			12,016,386
		Internet: 2.1%
8,035	@	Google, Inc. - Class A	4,558,014
			4,558,014
		Lodging: 3.9%
63,967	@, L	Las Vegas Sands Corp.	8,534,477
			8,534,477
		Media: 6.4%
307,300	@, L	Comcast Corp. - Special Class A	7,362,908
263,900	@	DIRECTV Group, Inc.	6,407,492
			13,770,400
		Mining: 3.3%
68,981		Freeport-McMoRan Copper & Gold, Inc.	7,235,417
			7,235,417
		Miscellaneous Manufacturing: 2.9%
149,300		General Electric Co.	6,181,020
			6,181,020
		Oil & Gas: 5.7%
73,600		Apache Corp.	6,628,416
64,800		ConocoPhillips	5,687,496
			12,315,912
		Pharmaceuticals: 3.8%
20,400	@@	Roche Holding AG	3,693,871
96,500	@@, L	Teva Pharmaceutical Industries Ltd. ADR	4,291,355
6,600		Wyeth	294,030
			8,279,256
		Retail: 2.2%
1,030,900	@, L	Rite Aid Corp.	4,762,758
			4,762,758
		Semiconductors: 4.3%
248,700		Intel Corp.	6,431,382

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Semiconductors (continued)
222,500	@, L	ON Semiconductor Corp.		$2,794,600
				9,225,982
		Software: 3.0%
125,779	@, L	Eclipsys Corp.		2,933,166
121,600		Microsoft Corp.		3,582,336
				6,515,502
		Telecommunications: 13.9%
323,400	@@	China Mobile Ltd.		5,306,469
246,516	@@, L	Chunghwa Telecom Co., Ltd. ADR		4,555,616
176,289		Corning, Inc.		4,345,524
121,150	@, L	Crown Castle International Corp.		4,922,325
870,900	@, L	Level 3 Communications, Inc.		4,049,685
371,900		Motorola, Inc.		6,891,307
				30,070,926
		Total Common Stock
		(Cost $188,369,834)		215,192,844

Principal Amount				Value
SHORT-TERM INVESTMENTS: 21.3%
		U.S. Government Agency Obligations: 0.2%
$426,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$425,955

		Total U.S. Government Agency Obligations
		(Cost $425,955)		425,955
		Securities Lending Collateralcc: 21.1%
45,809,902		Bank of New York Mellon Corp. Institutional Cash Reserves		45,809,902
		Total Securities Lending Collateral
		(Cost $45,809,902)		45,809,902
		Total Short-Term Investments
		(Cost $46,235,857)		46,235,857
		Total Investments in Securities
		(Cost $234,605,691)	120.6%	$261,428,701
		Other Assets and Liabilities — Net	(20.6)	(44,683,975)
		Net Assets	100.0%	$216,744,726

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $235,287,945.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$30,115,701
	Gross Unrealized Depreciation	(3,974,945)
	Net Unrealized Appreciation	$26,140,756

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Advertising: 1.9%
101,400		Omnicom Group	$4,876,326
68,486	@, L	R.H. Donnelley Corp.	3,836,586
			8,712,912
		Apparel: 0.5%
50,600	@	Coach, Inc.	2,391,862
			2,391,862
		Auto Manufacturers: 1.0%
55,700	L	Paccar, Inc.	4,748,425
			4,748,425
		Auto Parts & Equipment: 3.4%
66,300	L	BorgWarner, Inc.	6,068,439
81,100		Johnson Controls, Inc.	9,578,721
			15,647,160
		Banks: 8.0%
223,892		Bank of New York Mellon Corp.	9,882,593
28,400	L	City National Corp.	1,974,084
178,900		Fifth Third Bancorp.	6,061,132
59,500		PNC Financial Services Group, Inc.	4,051,950
407,100		Wells Fargo & Co.	14,500,900
			36,470,659
		Beverages: 1.5%
62,800		Anheuser-Busch Cos., Inc.	3,139,372
152,200	@, L	Constellation Brands, Inc.	3,684,762
			6,824,134
		Biotechnology: 2.7%
28,100	@	Amgen, Inc.	1,589,617
115,500	@, L	Genzyme Corp.	7,156,380
225,400	@, L	Millennium Pharmaceuticals, Inc.	2,287,810
16,300	@, L	Millipore Corp.	1,235,540
			12,269,347
		Building Materials: 1.5%
290,200		Masco Corp.	6,723,934
			6,723,934
		Coal: 0.7%
63,300	L	Peabody Energy Corp.	3,030,171
			3,030,171
		Commercial Services: 0.3%
43,300	L	Pharmaceutical Product Development, Inc.	1,534,552
			1,534,552
		Computers: 1.0%
164,900	@	Dell, Inc.	4,551,240
71,600	X	Seagate Technology, Inc. - Escrow	1
			4,551,241
		Diversified Financial Services: 10.1%
47,461	@, L	Blackstone Group LP	1,190,322
352,466		Citigroup, Inc.	16,449,588
115,650	@	Discover Financial Services	2,405,520
75,400		Freddie Mac	4,449,354
171,500		JPMorgan Chase & Co.	7,858,130
218,100		Morgan Stanley	13,740,300
			46,093,214
		Electric: 4.4%
89,600		American Electric Power Co., Inc.	4,128,768
181,700		Exelon Corp.	13,692,912
13,400		Northeast Utilities	382,838
70,000		Pepco Holdings, Inc.	1,895,600
			20,100,118
		Food: 1.3%
166,600		Sysco Corp.	5,929,294
			5,929,294
		Gas: 1.5%
106,900	L	NiSource, Inc.	2,046,066
85,000		Sempra Energy	4,940,200
			6,986,266
		Healthcare — Products: 2.4%
89,214		Johnson & Johnson	5,861,360
86,100		Medtronic, Inc.	4,856,901
			10,718,261
		Healthcare — Services: 1.0%
98,100		UnitedHealth Group, Inc.	4,750,983
			4,750,983
		Household Products/Wares: 0.9%
50,400		Fortune Brands, Inc.	4,107,096
			4,107,096

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 2.6%
54,200		Aflac, Inc.	$3,091,568
70,200		Allstate Corp.	4,014,738
48,400		Hartford Financial Services Group, Inc.	4,479,420
			11,585,726
		Internet: 4.5%
69,800	@, L	Amazon.com, Inc.	6,501,870
5,500	@, L	Google, Inc. - Class A	3,119,985
314,004	@, L	Symantec Corp.	6,085,398
171,800	@, L	Yahoo!, Inc.	4,611,112
			20,318,365
		Leisure Time: 2.0%
146,600	L	Carnival Corp.	7,099,838
44,800		Harley-Davidson, Inc.	2,070,208
			9,170,046
		Media: 3.0%
140,500	@, L	Comcast Corp. - Class A	3,397,290
44,300	L	McGraw-Hill Cos., Inc.	2,255,313
205,600		News Corp. - Class A	4,521,144
93,100	@	Viacom - Class B	3,628,107
			13,801,854
		Miscellaneous Manufacturing: 4.9%
298,300		General Electric Co.	12,349,620
167,800		Illinois Tool Works, Inc.	10,007,592
			22,357,212
		Oil & Gas: 4.4%
36,300		Chevron Corp.	3,396,954
60,500	L	ENSCO International, Inc.	3,394,050
53,900		EOG Resources, Inc.	3,898,587
48,172		ExxonMobil Corp.	4,458,800
61,500	L	GlobalSantaFe Corp.	4,675,230
			19,823,621
		Oil & Gas Services: 1.3%
150,000	L	Halliburton Co.	5,760,000
			5,760,000
		Pharmaceuticals: 8.9%
154,600	L	Allergan, Inc.	9,967,062
128,400		Bristol-Myers Squibb Co.	3,700,488
25,100	@, L	Cephalon, Inc.	1,833,806
53,300	@, L	Medco Health Solutions, Inc.	4,817,787
158,317		Merck & Co., Inc.	8,183,406
91,300	L	Schering-Plough Corp.	2,887,819
206,000		Wyeth	9,177,300
			40,567,668
		Retail: 2.7%
132,900	@, L	Chico’s FAS, Inc.	1,867,245
111,100		Costco Wholesale Corp.	6,818,207
58,900		Target Corp.	3,744,273
			12,429,725
		Semiconductors: 6.4%
220,400	L	Analog Devices, Inc.	7,969,664
510,000		Intel Corp.	13,188,600
98,700	L	Linear Technology Corp.	3,453,513
172,200	L	Xilinx, Inc.	4,501,308
			29,113,085
		Software: 5.5%
219,200	@, L	BEA Systems, Inc.	3,040,304
106,400	@, L	Citrix Systems, Inc.	4,290,048
108,400	@	Intuit, Inc.	3,284,520
438,900		Microsoft Corp.	12,929,994
67,300	@, L	Red Hat, Inc.	1,337,251
			24,882,117
		Telecommunications: 3.6%
165,167		AT&T, Inc.	6,988,216
497,189	L	Sprint Nextel Corp.	9,446,591
			16,434,807
		Transportation: 3.5%
105,400		Burlington Northern Santa Fe Corp.	8,555,318
69,000		FedEx Corp.	7,227,750
			15,783,068
		Total Common Stock
		(Cost $384,604,548)	443,616,923

EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
44,400	L	SPDR Trust Series 1	6,774,552

		Total Exchange-Traded Funds
		(Cost $6,621,423)	6,774,552

		Total Long-Term Investments
		(Cost $391,225,971)	450,391,475

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 17.7%
		U.S. Government Agency Obligations: 1.2%
$ 5,148,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$5,147,457
		Total U.S. Government Agency Obligations
		(Cost $5,147,457)		5,147,457
		Securities Lending Collateralcc: 16.5%
75,244,336		Bank of New York Mellon Corp. Institutional Cash Reserves		75,244,336
		Total Securities Lending Collateral
		(Cost $75,244,336)		75,244,336
		Total Short-Term Investments
		(Cost $80,391,793)		80,391,793
		Total Investments in Securities
		(Cost $471,617,764)	116.6%	$530,783,268
		Other Assets and Liabilities — Net	(16.6)	(75,474,622)
		Net Assets	100.0%	$455,308,646

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $472,372,797.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$66,490,206
	Gross Unrealized Depreciation	(8,079,735)
	Net Unrealized Appreciation	$58,410,471

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Aerospace/Defense: 1.9%
16,600	@	AAR Corp.	$503,644
3,100		DRS Technologies, Inc.	170,872
			674,516
		Apparel: 3.1%
9,200	@	Gymboree Corp.	324,208
14,900		Phillips-Van Heusen	781,952
			1,106,160
		Banks: 1.3%
25,500		UCBH Holdings, Inc.	445,740
			445,740
		Biotechnology: 5.8%
3,400	@	AMAG Pharmaceuticals, Inc.	194,480
16,800	@	Exelixis, Inc.	177,912
9,600	@	Integra LifeSciences Holdings Corp.	466,368
12,500	@	Keryx Biopharmaceuticals, Inc.	124,250
13,200	@	Lifecell Corp.	495,924
4,300	@	Myriad Genetics, Inc.	224,245
10,000	@	Regeneron Pharmaceuticals, Inc.	178,000
17,700	@	Seattle Genetics, Inc.	198,948
			2,060,127
		Building Materials: 0.8%
4,600	@	Genlyte Group, Inc.	295,596
			295,596
		Commercial Services: 7.4%
8,500	@	CRA International, Inc.	409,615
11,700	@, @@	eTelecare Global Solutions, Inc. ADR	128,232
14,904		Healthcare Services Group	302,104
9,300	@	Kenexa Corp.	286,254
5,500	@	Korn/Ferry International	90,805
21,700	@	Labor Ready, Inc.	401,667
11,600	@	Parexel International Corp.	478,732
22,500	@	TeleTech Holdings, Inc.	537,975
			2,635,384
		Computers: 2.4%
7,200		Factset Research Systems, Inc.	493,560
3,500	@	Radisys Corp.	43,575
11,000	@	Stratasys, Inc.	303,160
			840,295
		Cosmetics/Personal Care: 1.4%
6,900	@	Chattem, Inc.	486,588
			486,588
		Distribution/Wholesale: 1.7%
8,050	@	Beacon Roofing Supply, Inc.	82,271
14,700	@	LKQ Corp.	511,707
			593,978
		Electrical Components & Equipment: 0.3%
4,500	@	Energy Conversion Devices, Inc.	102,240
			102,240
		Electronics: 2.7%
18,600	@	Benchmark Electronics, Inc.	443,982
4,800	@	Faro Technologies, Inc.	211,920
9,900	@	FEI Co.	311,157
			967,059
		Energy — Alternate Sources: 1.1%
3,200	@	First Solar, Inc.	376,768
			376,768
		Engineering & Construction: 1.5%
16,500	@	EMCOR Group, Inc.	517,440
			517,440
		Entertainment: 0.5%
7,800		National CineMedia, Inc.	174,720
			174,720
		Health Care: 1.3%
11,400		Ventas, Inc.	471,960
			471,960
		Healthcare — Products: 4.3%
6,100	@	Accuray, Inc.	106,506
8,200	@	Angiodynamics, Inc.	154,570
8,700	@	Arthrocare Corp.	486,243
8,600	@	Aspect Medical Systems, Inc.	116,702
12,700	@	DexCom, Inc.	126,873
7,400	@	Hansen Medical, Inc.	200,614
5,200	@	Resmed, Inc.	222,924

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (continued)
5,700	@	TomoTherapy, Inc.	$132,411
			1,546,843
		Healthcare — Services: 5.0%
1,600	@	athenahealth, Inc.	54,256
18,300	@	Pediatrix Medical Group, Inc.	1,197,186
13,500	@	Psychiatric Solutions, Inc.	530,280
			1,781,722
		Household Products/Wares: 0.7%
9,700	@	Central Garden & Pet Co.	86,330
19,312	@	Central Garden and Pet Co.	173,422
			259,752
		Internet: 2.8%
6,600	@	Blue Coat Systems, Inc.	519,816
11,700	@	Knot, Inc.	248,742
9,600	@	Perficient, Inc.	209,952
			978,510
		Iron/Steel: 2.1%
15,900		Steel Dynamics, Inc.	742,530
			742,530
		Lodging: 0.9%
6,500	@@	Orient-Express Hotels Ltd.	333,255
			333,255
		Machinery — Diversified: 2.2%
15,200		Cognex Corp.	269,952
8,100	@	Middleby Corp.	522,774
			792,726
		Miscellaneous Manufacturing: 1.0%
10,700	@	ESCO Technologies, Inc.	355,668
			355,668
		Office Property: 0.6%
8,400		BioMed Realty Trust, Inc.	202,440
			202,440
		Oil & Gas: 2.6%
37,815	@	PetroHawk Energy Corp.	620,922
6,500	@	Quicksilver Resources, Inc.	305,825
			926,747
		Oil & Gas Services: 5.5%
16,100	@	Complete Production Services, Inc.	329,728
3,800	@, @@	Core Laboratories NV	484,082
31,200	@	ION Geophysical Corp.	431,496
33,200	@	Tetra Technologies, Inc.	701,848
			1,947,154
		Pharmaceuticals: 4.9%
8,600	@	BioMarin Pharmaceuticals, Inc.	214,140
13,500	@	Emergent Biosolutions, Inc.	119,880
15,900	@	Isis Pharmaceuticals, Inc.	238,023
11,600	@	Penwest Pharmaceuticals Co.	127,716
2,700	@	United Therapeutics Corp.	179,658
20,800	@	VCA Antech, Inc.	868,400
			1,747,817
		Retail: 9.1%
3,028	@	Buffalo Wild Wings, Inc.	114,216
22,100	@	California Pizza Kitchen, Inc.	388,297
10,100	@	Childrens Place Retail Stores, Inc.	245,228
19,800		Christopher & Banks Corp.	239,976
30,500		CKE Restaurants, Inc.	494,405
4,300	@	DSW, Inc.	108,231
5,100	@	Guitar Center, Inc.	302,430
4,000	@, @@	Lululemon Athletica, Inc.	168,120
9,500	@	Red Robin Gourmet Burgers, Inc.	407,550
35,800	@	Texas Roadhouse, Inc.	418,860
11,000	@	Tween Brands, Inc.	361,240
			3,248,553
		Semiconductors: 7.9%
15,450	@	Diodes, Inc.	495,945
13,300	@	Exar Corp.	173,698
8,300	@	Hittite Microwave Corp.	366,445
25,300	@	Microsemi Corp.	705,364
2,700	@	Photronics, Inc.	30,807
10,400	@	Power Integrations, Inc.	308,984
19,000	@	Rudolph Technologies, Inc.	262,770
13,900	@	Silicon Image, Inc.	71,585
10,500	@	Standard Microsystems Corp.	403,410
			2,819,008
		Software: 8.2%
6,000	@	DemandTec, Inc.	81,900
2,400	@	DivX, Inc.	35,688
26,300	@	FalconStor Software, Inc.	316,915
40,000	@	Nuance Communications, Inc.	772,400
21,200	@	Omnicell, Inc.	605,048
11,971	@	Phase Forward, Inc.	239,540

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Software (continued)
13,200	@	Progress Software Corp.	$399,960
6,117	@	Ultimate Software Group, Inc.	213,483
10,160	@	Verint Systems, Inc.	264,160
			2,929,094
		Telecommunications: 2.9%
5,800	@	BigBand Networks, Inc.	37,120
7,100	@	NeuStar, Inc.	243,459
20,700	@, @@	Nice Systems Ltd. ADR	741,888
			1,022,467
		Transportation: 4.2%
19,300	@	HUB Group, Inc.	579,579
14,100		Landstar System, Inc.	591,777
13,800	@@	UTI Worldwide, Inc.	317,124
			1,488,480
		Total Common Stock
		(Cost $33,242,699)	34,871,337
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
1,000		iShares Russell 2000 Growth Index Fund	85,140
		Total Exchange-Traded Funds
		(Cost $86,418)	85,140
		Total Long-Term Investments
		(Cost $33,329,117)	34,956,477

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.0%
		U.S. Government Agency Obligations: 2.0%
$690,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$689,927
		Total Short-Term Investments
		(Cost $689,927)		689,927
		Total Investments in Securities
		(Cost $34,019,044)	100.3%	$35,646,404
		Other Assets and Liabilities — Net	(0.3)	(99,844)
		Net Assets	100.0%	$35,546,560

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $34,424,950.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,738,531
	Gross Unrealized Depreciation	(2,517,077)
	Net Unrealized Appreciation	$1,221,454

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.7%
		Agriculture: 1.5%
232,900		Altria Group, Inc.	$16,193,537
			16,193,537
		Airlines: 0.7%
511,000	L	Southwest Airlines Co.	7,562,800
			7,562,800
		Banks: 10.8%
737,900		Bank of America Corp.	37,094,233
388,831		Bank of New York Mellon Corp.	17,163,000
36,700	@@, L	Barclays PLC ADR	1,784,354
115,500		PNC Financial Services Group, Inc.	7,865,550
195,000		US Bancorp.	6,343,350
635,400	L	Wachovia Corp.	31,865,310
491,900	L	Wells Fargo & Co.	17,521,478
			119,637,275
		Beverages: 4.1%
162,600		Anheuser-Busch Cos., Inc.	8,128,374
644,100		Coca-Cola Co.	37,016,427
			45,144,801
		Chemicals: 3.4%
567,300		EI DuPont de Nemours & Co.	28,115,388
165,800	L	Rohm & Haas Co.	9,230,086
			37,345,474
		Commercial Services: 0.4%
198,700	L	Western Union Co.	4,166,739
			4,166,739
		Computers: 3.1%
35,300	@	Computer Sciences Corp.	1,973,270
482,400	@, L	Dell, Inc.	13,314,240
128,600		Hewlett-Packard Co.	6,402,994
104,000	L	International Business Machines Corp.	12,251,200
			33,941,704
		Cosmetics/Personal Care: 1.0%
155,800		Procter & Gamble Co.	10,958,972
			10,958,972
		Diversified Financial Services: 8.4%
29,800		Bear Stearns Cos., Inc.	3,659,738
908,000		Citigroup, Inc.	42,376,360
75,300		Fannie Mae	4,578,993
246,800		Freddie Mac	14,563,668
344,100		JPMorgan Chase & Co.	15,766,662
172,800	L	Merrill Lynch & Co., Inc.	12,317,184
			93,262,605
		Electronics: 0.1%
63,080	@, @@, L	Flextronics International Ltd.	705,234
33,950	@, L	Kemet Corp.	249,533
			954,767
		Food: 6.2%
489,500	@@	Cadbury Schweppes PLC ADR	22,771,540
611,040		Kraft Foods, Inc.	21,086,990
87,300		Sara Lee Corp.	1,457,037
745,900	@@	Unilever NV ADR	23,011,015
			68,326,582
		Forest Products & Paper: 3.5%
1,096,877	L	International Paper Co.	39,344,977
			39,344,977
		Healthcare — Products: 0.6%
519,500	@, L	Boston Scientific Corp.	7,247,025
			7,247,025
		Household Products/Wares: 1.7%
262,400		Kimberly-Clark Corp.	18,436,224
			18,436,224
		Insurance: 7.6%
124,800		Aflac, Inc.	7,118,592
178,100		American International Group, Inc.	12,048,465
1,620	@	Berkshire Hathaway, Inc. - Class B	6,402,240
453,460		Chubb Corp.	24,323,594
138,400		Genworth Financial, Inc.	4,253,032
49,100	L	Hartford Financial Services Group, Inc.	4,544,205
65,600	L	MBIA, Inc.	4,004,880
146,300	L	Metlife, Inc.	10,201,499
71,370		Torchmark Corp.	4,447,778
133,005		Travelers Cos., Inc.	6,695,472
			84,039,757

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Internet: 0.9%
531,175	@, L	Liberty Media Corp. - Interactive - Class A		$10,203,872
				10,203,872
		Machinery — Diversified: 0.0%
21,970	L	Cognex Corp.		390,187
				390,187
		Media: 10.4%
145,399		Clear Channel Communications, Inc.		5,443,739
1,296,400	@, L	Comcast Corp. – Class A		31,346,952
96,435	@	Liberty Media Corp. - Capital Shares A		12,037,981
457,200	L	News Corp. - Class B		10,693,908
1,465,700		Time Warner, Inc.		26,910,252
743,250	@, L	Viacom - Class B		28,964,453
				115,397,285
		Mining: 1.2%
213,200		Alcoa, Inc.		8,340,384
106,800	L	Newmont Mining Corp.		4,777,164
				13,117,548
		Miscellaneous Manufacturing: 1.5%
412,800		General Electric Co.		17,089,920
				17,089,920
		Pharmaceuticals: 15.6%
341,100		Abbott Laboratories		18,289,782
991,900		Bristol-Myers Squibb Co.		28,586,558
226,150		Cardinal Health, Inc.		14,141,160
358,400		Eli Lilly & Co.		20,403,712
277,100	@@	GlaxoSmithKline PLC ADR		14,741,720
738,400	L	Pfizer, Inc.		18,039,112
63,700	@@	Roche Holding Ltd. ADR		5,755,467
92,600	@@, L	Sanofi-Aventis ADR		3,928,092
805,300	L	Schering-Plough Corp.		25,471,639
541,900		Wyeth		24,141,645
				173,498,887
		Retail: 4.9%
503,900		CVS Caremark Corp.		19,969,557
113,100	L	Home Depot, Inc.		3,668,964
158,100		Lowe’s Cos., Inc.		4,429,962
603,000		Wal-Mart Stores, Inc.		26,320,950
				54,389,433
		Semiconductors: 1.2%
229,280	L	Intel Corp.		5,929,181
64,200	L	KLA-Tencor Corp.		3,581,076
99,100	L	Texas Instruments, Inc.		3,626,069
				13,136,326
		Software: 0.6%
228,700		Microsoft Corp.		6,737,502
				6,737,502
		Telecommunications: 5.3%
418,200		AT&T, Inc.		17,694,042
116,400	@	Cisco Systems, Inc.		3,854,004
104,077	@@, L	Telefonaktiebolaget LM Ericsson ADR		4,142,265
752,900		Verizon Communications, Inc.		33,338,412
				59,028,723
		Total Common Stock
		(Cost $942,124,760)		1,049,552,922

Principal Amount				Value
SHORT-TERM INVESTMENTS: 19.0%
		U.S. Government Agency Obligations: 4.9%
$54,655,000	Z	Federal Home Loan Bank, 4.000%, due 10/01/07		$54,648,927
		Total U.S. Government Agency Obligations
		(Cost $54,648,927)		54,648,927

		Securities Lending Collateralcc: 14.1%
156,584,591		Bank of New York Mellon Corp. Institutional Cash Reserves		156,584,591
		Total Securities Lending Collateral
		(Cost $156,584,591)		156,584,591
		Total Short-Term Investments
		(Cost $211,233,518)		211,233,518
		Total Investments in Securities
		(Cost $1,153,358,278)	113.7%	$1,260,786,440
		Other Assets and Liabilities – Net	(13.7)	(152,015,622)
		Net Assets	100.0%	$1,108,770,818

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2007 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $1,155,282,619.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$121,042,100
	Gross Unrealized Depreciation	(15,538,279)
	Net Unrealized Appreciation	$105,503,821

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 58.6%
		Aerospace/Defense: 0.9%
141,180		Raytheon Co.	$9,010,108
			9,010,108
		Agriculture: 0.8%
112,300		Altria Group, Inc.	7,808,219
			7,808,219
		Auto Manufacturers: 0.4%
125,190	@@	Honda Motor Co., Ltd. ADR	4,176,338
			4,176,338
		Banks: 1.5%
118,833		Bank of America Corp.	5,973,735
116,116		Fifth Third Bancorp.	3,934,010
79,717		PNC Financial Services Group, Inc.	5,428,728
			15,336,473
		Beverages: 1.2%
211,360		Coca-Cola Co.	12,146,859
			12,146,859
		Chemicals: 2.5%
264,270	@@	Bayer AG ADR	20,933,831
83,270		EI DuPont de Nemours & Co.	4,126,861
			25,060,692
		Computers: 0.3%
54,626		Hewlett-Packard Co.	2,719,829
			2,719,829
		Cosmetics/Personal Care: 1.1%
77,790		Estee Lauder Cos., Inc.	3,302,963
103,820		Procter & Gamble Co.	7,302,699
			10,605,662
		Diversified Financial Services: 5.1%
246,715		Charles Schwab Corp.	5,329,044
314,780		Citigroup, Inc.	14,690,783
220,459		Freddie Mac	13,009,286
386,901		JPMorgan Chase & Co.	17,727,804
			50,756,917
		Electric: 3.1%
253,650		American Electric Power Co., Inc.	11,688,192
11,000	C	CenterPoint Energy Resources Corp.	386,650
115,495		Entergy Corp.	12,506,954
103,920		FirstEnergy Corp.	6,582,293
			31,164,089
		Electronics: 0.3%
81,880		Applera Corp. - Applied Biosystems Group	2,836,323
			2,836,323
		Food: 2.9%
170,620	@@	Cadbury Schweppes PLC ADR	7,937,242
128,100		ConAgra Foods, Inc.	3,347,253
216,280		Kraft Foods, Inc.	7,463,823
349,820	@@	Unilever NV ADR	10,791,947
			29,540,265
		Healthcare — Products: 0.8%
283,680	@	Boston Scientific Corp.	3,957,336
92,540	@, @@	Covidien Ltd.	3,840,410
			7,797,746
		Household Products/Wares: 0.5%
18,924		Fortune Brands, Inc.	1,542,117
44,460		Kimberly-Clark Corp.	3,123,760
			4,665,877
		Housewares: 0.2%
61,650		Newell Rubbermaid, Inc.	1,776,753
			1,776,753
		Insurance: 5.3%
149,820	@@	Aegon NV ADR	2,851,075
170,994		Chubb Corp.	9,172,118
96,200		Cigna Corp.	5,126,498
77,878	@	Conseco, Inc.	1,246,048
67,220		Hartford Financial Services Group, Inc.	6,221,211
495,350		Marsh & McLennan Cos., Inc.	12,631,425
211,201		Travelers Cos., Inc.	10,631,858
73,400	@@	XL Capital Ltd. - Class A	5,813,280
			53,693,513
		Internet: 1.5%
362,973	@	Symantec Corp.	7,034,417
294,724	@	Yahoo!, Inc.	7,910,392
			14,944,809

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media: 3.5%
350,290	@	Comcast Corp. – Class A	$8,470,012
826,934		Time Warner, Inc.	15,182,508
303,956	@	Viacom - Class B	11,845,165
			35,497,685
		Mining: 0.7%
161,230		Newmont Mining Corp.	7,211,818
			7,211,818
		Miscellaneous Manufacturing: 3.5%
420,860		General Electric Co.	17,423,604
93,140	@@	Siemens AG ADR	12,783,465
116,940	@@	Tyco International Ltd.	5,185,120
			35,392,189
		Oil & Gas: 3.9%
114,780		ConocoPhillips	10,074,241
28,000		Devon Energy Corp.	2,329,600
80,000		ExxonMobil Corp.	7,404,800
125,510		Occidental Petroleum Corp.	8,042,681
142,350	@@	Royal Dutch Shell PLC ADR	11,698,323
			39,549,645
		Oil & Gas Services: 1.0%
93,270		Schlumberger Ltd.	9,793,350
			9,793,350
		Pharmaceuticals: 8.6%
273,930		Abbott Laboratories	14,688,127
435,140		Bristol-Myers Squibb Co.	12,540,735
227,940		Eli Lilly & Co.	12,976,624
36,400	@@	Novartis AG ADR	2,000,544
193,400		Pfizer, Inc.	4,724,762
81,890	@@	Roche Holding Ltd. ADR	7,398,983
53,770	@@	Sanofi-Aventis ADR	2,280,923
619,850		Schering-Plough Corp.	19,605,838
227,220		Wyeth	10,122,651
			86,339,187
		Pipelines: 0.4%
108,780		Williams Cos., Inc.	3,705,047
			3,705,047
		Retail: 3.0%
172,880		Home Depot, Inc.	5,608,227
56,920		McDonald’s Corp.	3,100,432
168,429	@	Office Depot, Inc.	3,473,006
308,100	@	Rite Aid Corp.	1,423,422
379,320		Wal-Mart Stores, Inc.	16,557,318
			30,162,405
		Semiconductors: 0.9%
201,857		Intel Corp.	5,220,022
316,978	@	Micron Technology, Inc.	3,518,456
			8,738,478
		Telecommunications: 4.7%
837,900	@@	Alcatel SA ADR	8,529,822
123,400	@	Cisco Systems, Inc.	4,085,774
60,386		Embarq Corp.	3,357,462
174,770	@@	France Telecom SA ADR	5,844,309
447,897		Sprint Nextel Corp.	8,510,043
376,026		Verizon Communications, Inc.	16,650,431
			46,977,841
		Total Common Stock
		(Cost $487,251,136)	587,408,117
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
333,500		iShares MSCI Japan Index Fund	4,782,390

		Total Exchange-Traded Funds
		(Cost $4,869,710)	4,782,390
PREFERRED STOCK: 4.2%
		Advertising: 0.1%
900	#, P	Interpublic Group of Cos., Inc.	881,663
			881,663
		Auto Manufacturers: 0.3%
81,800	P	Ford Motor Co. Capital Trust II	3,087,950
			3,087,950
		Healthcare - Services: 0.1%
1,600	#	Healthsouth Corp.	1,381,200
			1,381,200
		Insurance: 0.1%
53,600	@@	XL Capital Ltd.	1,490,080
			1,490,080

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media: 0.2%
27,920	P	Tribune Co.	$1,675,200
			1,675,200
		Pharmaceuticals: 0.7%
35,000	P	Omnicare, Inc.	1,618,750
18,488		Schering-Plough Corp.	5,121,176
			6,739,926
		Pipelines: 0.7%
1,900		El Paso Corp.	2,686,363
105,000	P	El Paso Energy Capital Trust I	4,324,950
			7,011,313
		Savings & Loans: 0.9%
113,400		Sovereign Capital Trust	4,819,500
94,000		Washington Mutual, Inc.	4,512,940
			9,332,440
		Sovereign: 0.5%
50	P	Fannie Mae	4,902,594
			4,902,594
		Telecommunications: 0.6%
6,000	P	Lucent Technologies Capital Trust I	5,835,000
			5,835,000
		Total Preferred Stock
		(Cost $42,904,981)	42,337,366

Principal Amount			Value
CONVERTIBLE BONDS: 13.2%
		Advertising: 0.2%
$1,833,000	C	Interpublic Group of Cos., Inc., 4.500%, due 03/15/23	$1,981,931
			1,981,931
		Aerospace/Defense: 0.5%
4,225,000	C	L-3 Communications Corp., 3.000%, due 08/01/35	4,911,563
			4,911,563
		Auto Manufacturers: 0.3%
2,531,000	C	Ford Motor Co., 4.250%, due 12/15/36	2,970,761
			2,970,761
		Banks: 0.5%
5,048,000	#, C	US Bancorp., 3.610%, due 02/06/37	5,031,342
			5,031,342
		Biotechnology: 1.3%
3,800,000		Amgen, Inc., 0.375%, due 02/01/13	3,472,250
4,200,000	#	Amgen, Inc., 0.375%, due 02/01/13	3,837,750
1,598,000	#	Charles River Laboratories International, Inc., 2.250%, due 06/15/13	2,053,430
3,550,000	C	Invitrogen Corp., 1.500%, due 02/15/24	3,492,313
725,000	C	Invitrogen Corp., 3.250%, due 06/15/25	783,000
			13,638,743
		Commercial Services: 0.1%
936,000	#, C	Live Nation, Inc., 2.875%, due 07/15/27	964,080
			964,080
		Computers: 1.3%
3,150,000	C	Electronic Data Systems Corp., 3.875%, due 07/15/23	3,173,625
3,959,000	#	EMC Corp., 1.750%, due 12/01/11	5,631,678
1,205,000		EMC Corp./Massachusetts, 1.750%, due 12/01/11	1,714,113
2,548,000		SanDisk Corp., 1.000%, due 05/15/13	2,433,340
			12,952,756
		Diversified Financial Services: 1.8%
5,800,000	C	Goldman Sachs Group, Inc., 2.000%, due 02/02/12	5,981,830
4,500,000	#	Goldman Sachs Group, Inc., 2.000%, due 05/09/14	4,502,700
7,800,000		Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	7,753,200
			18,237,730
		Electric: 0.2%
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,780,625
			1,780,625
		Entertainment: 0.2%
1,920,000	C	International Game Technology, 2.600%, due 12/15/36	1,915,200
			1,915,200
		Environmental Control: 0.1%
1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,107,304
			1,107,304
		Healthcare — Products: 1.2%
1,300,000	C	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	1,228,500
3,104,000	#, C	Beckman Coulter, Inc., 2.500%, due 12/15/36	3,635,560
1,263,000	C	Edwards Lifesciences Corp., 3.875%, due 05/15/33	1,315,099
3,960,000	C	Medtronic, Inc., 1.250%, due 09/15/21	3,950,100
798,000		Medtronic, Inc., 1.500%, due 04/15/11	886,778
660,000	#	St Jude Medical, Inc., 1.220%, due 12/15/08	674,025
			11,690,062
		Healthcare — Services: 0.4%
1,200,000		AMERIGROUP Corp., 2.000%, due 05/15/12	1,236,000
2,600,000	C	Health Management Associates, Inc., 4.375%, due 08/01/23	2,557,750
			3,793,750

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Insurance: 0.2%
$2,035,000	+, C	Conseco, Inc., 3.500%, due 09/30/35	$1,874,744
			1,874,744
		Media: 0.1%
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,510,025
			1,510,025
		Mining: 0.2%
701,000	#	Newmont Mining Corp., 1.250%, due 07/15/14	799,140
935,000	#	Newmont Mining Corp., 1.625%, due 07/15/17	1,067,069
			1,866,209
		Miscellaneous Manufacturing: 0.6%
3,750,000	C	3M Co., 2.400%, due 11/21/32	3,487,500
2,700,000	C	Eastman Kodak Co., 3.375%, due 10/15/33	2,878,875
			6,366,375
		Packaging & Containers: 0.3%
2,900,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	2,784,000
			2,784,000
		Pharmaceuticals: 1.4%
3,200,000	C	ImClone Systems, Inc., 1.375%, due 05/15/24	2,984,000
3,890,000	C	Omnicare, Inc., 3.250%, due 12/15/35	3,165,488
4,005,000	@@, C	Teva Pharmaceutical Finance Co. BV, 1.750%, due 02/01/26	4,240,294
207,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	188,111
3,512,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,428,590
			14,006,483
		Retail: 0.2%
2,100,000	C	Best Buy Co., Inc., 2.250%, due 01/15/22	2,317,875
			2,317,875
		Semiconductors: 0.4%
1,927,000	#, C	Linear Technology Corp., 3.000%, due 05/01/27	1,893,278
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	2,163,840
			4,057,118
		Telecommunications: 1.7%
2,100,000	@@, C	Amdocs Ltd., 0.500%, due 03/15/24	2,220,750
2,000,000	#, C	JDS Uniphase Corp., 1.000%, due 05/15/26	1,665,000
2,600,000	C, Z	JDS Uniphase Corp., 1.830%, due 11/15/10	2,457,000
2,100,000		Juniper Networks, Inc., Discount Note, due 06/15/08	3,837,750
2,200,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	2,123,000
800,000	C	Level 3 Communications, Inc., 3.500%, due 06/15/12	870,000
2,400,000		Level 3 Communications, Inc., 6.000%, due 03/15/10	2,238,000
1,928,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	1,819,550
			17,231,050
		Total Convertible Bonds
		(Cost $126,809,611)	132,989,726
CORPORATE BONDS/NOTES: 4.3%
		Airlines: 0.0%
444,515		America West Airlines, Inc., 7.100%, due 04/02/21	469,235
			469,235
		Auto Manufacturers: 0.0%
325,000		DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	348,433
			348,433
		Banks: 0.5%
425,000		Bank of New York, 3.800%, due 02/01/08	422,786
175,000		Bank One Corp., 6.000%, due 02/17/09	177,401
750,000		Marshall & Ilsley Bank, 3.800%, due 02/08/08	745,616
320,000		Popular North America, Inc., 5.650%, due 04/15/09	322,654
125,000		Sovereign Bank, 4.000%, due 02/01/08	124,392
905,000	@@, #	Unicredit Luxembourg Finance SA, 5.410%, due 10/24/08	905,622
535,000	C	USB Capital IX, 6.189%, due 03/29/49	535,774
1,535,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	1,525,878
			4,760,123
		Beverages: 0.1%
485,000	@@, #	FBG Finance Ltd., 5.125%, due 06/15/15	458,120
445,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	440,692
			898,812
		Chemicals: 0.0%
315,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	313,539
			313,539
		Diversified: 0.1%
665,000		iStar Financial, Inc., 6.074%, due 03/09/10	620,392
			620,392
		Diversified Financial Services: 1.5%
1,100,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	1,135,316
705,000		American General Finance Corp., 4.625%, due 05/15/09	699,165
50,000		American General Finance Corp., 4.625%, due 09/01/10	49,046
200,000	C	AXA Financial, Inc., 6.500%, due 04/01/08	201,134
690,000		Caterpillar Financial Services Corp., 3.625%, due 11/15/07	688,225
100,000		CIT Group, Inc., 3.650%, due 11/23/07	99,535
305,000		CIT Group, Inc., 4.750%, due 08/15/08	300,637
380,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	366,281

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	$599,131
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	244,879
970,000		General Electric Capital Corp., 5.625%, due 09/15/17	971,565
3,500,000		Goldman Sachs Group, Inc., 0.250%, due 08/30/08	4,444,440
510,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	483,069
125,000		HSBC Finance Corp., 4.125%, due 12/15/08	123,682
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	156,024
75,000		HSBC Finance Corp., 6.375%, due 10/15/11	77,523
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	808,944
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	53,693
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	80,483
425,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	446,844
400,000	@@, #, C	Mantis Reef Ltd., 4.692%, due 11/14/08	398,084
650,000		MBNA Corp., 5.790%, due 05/05/08	651,965
630,000	@@, #	Nationwide Building Society, 4.250%, due 02/01/10	617,428
215,000		Textron Financial Corp., 4.125%, due 03/03/08	214,108
480,000		Textron Financial Corp., 5.125%, due 02/03/11	477,807
355,000	@@, #, C	Two-Rock Pass-Through Trust, 6.440%, due 02/11/50	300,025
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	686,662
			15,375,695
		Electric: 0.3%
500,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	495,722
485,000	C	Carolina Power & Light Co., 5.125%, due 09/15/13	475,525
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	106,901
215,000	C	Consumers Energy Co., 4.800%, due 02/17/09	214,045
280,000	C	Detroit Edison Co., 6.125%, due 10/01/10	289,342
245,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	241,220
170,000	C	Entergy Gulf States, Inc., 5.980%, due 12/01/09	168,678
235,000	C	Nisource Finance Corp., 6.064%, due 11/23/09	233,240
470,000	C	Ohio Power Co., 6.000%, due 06/01/16	472,980
300,000	C	Wisconsin Electric Power, 3.500%, due 12/01/07	299,139
			2,996,792
		Electrical Components & Equipment: 0.1%
365,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	364,142
280,000	@@, #	LG Electronics, Inc., 5.000%, due 06/17/10	277,297
			641,439
		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	158,862
			158,862
		Food: 0.1%
205,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	215,804
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	225,137
430,000	C	Fred Meyer, Inc., 7.450%, due 03/01/08	433,478
			874,419
		Healthcare - Services: 0.1%
235,000	C	UnitedHealth Group, Inc., 4.125%, due 08/15/09	230,641
335,000		UnitedHealth Group, Inc., 5.660%, due 03/02/09	335,113
430,000		WellPoint, Inc., 3.750%, due 12/14/07	428,457
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	93,628
			1,087,839
		Holding Companies - Diversified: 0.1%
405,000	#, C	Capmark Financial Group, Inc., 5.875%, due 05/10/12	369,204
170,000	#, C	Capmark Financial Group, Inc., 6.300%, due 05/10/17	148,205
			517,409
		Insurance: 0.2%
540,000	@@, #, C	Catlin Insurance Co., Ltd., 7.249%, due 12/31/49	510,176
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	258,512
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	256,212
205,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	217,473
370,000	@@	Platinum Underwriters Holdings Ltd., 6.371%, due 11/16/07	369,466
			1,611,839
		Media: 0.2%
755,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	783,664
835,000		Time Warner, Inc., 5.730%, due 11/13/09	825,595
440,000	C	Viacom, Inc., 6.875%, due 04/30/36	439,530
			2,048,789
		Oil & Gas: 0.0%
350,000	C	Valero Energy Corp., 3.500%, due 04/01/09	343,137
			343,137
		Pipelines: 0.1%
135,000	C	CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	132,969
90,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	98,441
175,000	C	Consolidated Natural Gas Co., 6.250%, due 11/01/11	180,100
435,000	C	Plains All American Pipeline LP, 6.700%, due 05/15/36	436,891
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	227,708
			1,076,109
		Real Estate: 0.1%
110,000	@@, C	Brookfield Asset Management, Inc., 5.800%, due 04/25/17	110,363
575,000	@@	Brookfield Asset Management, Inc., 7.125%, due 06/15/12	617,055
611,251	#	World Financial Properties, 6.910%, due 09/01/13	630,810
			1,358,228

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Retail: 0.2%
$130,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	$131,801
320,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	312,907
432,801	#, C	CVS Lease Pass-Through, 6.036%, due 12/10/28	421,635
10,000	C	Federated Department Stores, 6.900%, due 04/01/29	9,430
680,000	C	Home Depot, Inc., 5.819%, due 12/16/09	671,504
380,000	C	Yum! Brands, Inc., 8.875%, due 04/15/11	424,283
			1,971,560
		Savings & Loans: 0.2%
830,000		Sovereign Bancorp., Inc., 5.440%, due 03/23/10	830,457
225,000		Washington Mutual Bank, 5.500%, due 01/15/13	217,090
300,000	#, C	Washington Mutual Preferred Funding II, 6.665%, due 12/29/49	258,969
260,000		Washington Mutual, Inc., 8.250%, due 04/01/10	274,440
			1,580,956
		Telecommunications: 0.3%
35,000	+, C	AT&T Corp., 8.000%, due 11/15/31	42,711
270,000	C	AT&T, Inc., 6.150%, due 09/15/34	267,777
510,000	@@, C	France Telecom SA, 8.500%, due 03/01/31	657,407
185,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	212,725
630,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	613,708
55,000	@@, C	Telecom Italia Capital SA, 4.875%, due 10/01/10	54,416
515,000	@@, C	Telefonica Europe BV, 8.250%, due 09/15/30	617,275
410,000	@@	Vodafone Group PLC, 5.288%, due 12/28/07	409,819
			2,875,838
		Transportation: 0.1%
470,000	C	Burlington Northern Santa Fe Corp., 6.125%, due 03/15/09	475,748
585,000		Union Pacific Corp., 6.625%, due 02/01/08	587,057
			1,062,805
		Total Corporate Bonds/Notes
		(Cost $42,677,937)	42,992,250
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.2%
		Federal Home Loan Mortgage Corporation: 0.6%
2,150,000		6.250%, due 07/15/32	2,442,725
3,200,000		6.750%, due 03/15/31	3,845,488
			6,288,213
		Federal National Mortgage Corporation: 0.6%
4,850,000		6.625%, due 11/15/30	5,732,962
			5,732,962
		Total U.S. Government Agency Obligations
		(Cost $11,582,882)	12,021,175
U.S. TREASURY OBLIGATIONS: 14.6%
		U.S. Treasury Bonds: 8.2%
5,000,000		3.875%, due 02/15/13	4,918,360
6,350,000		4.000%, due 02/15/14	6,233,916
18,650,000		4.000%, due 02/15/15	18,150,255
27,140,000		4.250%, due 08/15/13	27,120,921
4,500,000		4.250%, due 11/15/13	4,488,399
9,525,000		4.250%, due 11/15/14	9,436,456
1,750,000		4.250%, due 08/15/15	1,725,119
500,000		4.500%, due 02/15/36	474,180
1,500,000		5.375%, due 02/15/31	1,606,173
500,000		6.000%, due 08/15/09	518,399
1,325,000		6.250%, due 05/15/30	1,575,508
2,060,000		8.125%, due 08/15/19	2,683,955
2,200,000		9.000%, due 11/15/18	3,010,907
			81,942,548
		U.S. Treasury Notes: 6.3%
2,000,000		3.250%, due 01/15/09	1,983,282
12,000,000		3.875%, due 05/15/09	11,987,820
9,975,000		4.500%, due 02/28/11	10,117,613
3,075,000		4.625%, due 03/31/08	3,083,170
750,000		4.625%, due 08/31/11	763,477
7,500,000		4.625%, due 02/29/12	7,635,353
2,875,000		4.875%, due 05/31/08	2,888,927
19,500,000		4.875%, due 05/15/09	19,784,895
4,000,000		5.125%, due 06/30/08	4,029,688
900,000		5.125%, due 06/30/11	931,571
			63,205,796
		U.S. Treasury STRIP: 0.1%
3,100,000	^	7.880%, due 05/15/25	1,287,278
			1,287,278
		Total U.S. Treasury Obligations
		(Cost $145,186,642)	146,435,622
ASSET-BACKED SECURITIES: 2.2%
		Automobile Asset-Backed Securities: 1.5%
499,955	C	Capital Auto Receivables Asset Trust, 4.050%, due 07/15/09	498,044
1,350,000	C	Capital Auto Receivables Asset Trust, 4.980%, due 05/15/11	1,348,365

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Automobile Asset-Backed Securities (continued)
$400,000	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	$399,371
1,550,000	#, C	Capital Auto Receivables Asset Trust, 5.310%, due 10/20/09	1,550,048
1,300,000	C	Capital Auto Receivables Asset Trust, 5.813%, due 07/15/10	1,289,358
700,000	C	Capital One Auto Finance Trust, 5.070%, due 07/15/11	699,345
320,360	C	Daimler Chrysler Auto Trust, 4.040%, due 09/08/09	319,199
50,700	C	Ford Credit Auto Owner Trust, 4.170%, due 01/15/09	50,654
581,922	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	581,141
1,225,000	C	Ford Credit Auto Owner Trust, 5.260%, due 10/15/10	1,225,987
1,090,325	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12	1,073,349
825,000	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12	817,161
1,000,000	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	973,382
600,000	#, C	Hertz Vehicle Financing, LLC, 4.930%, due 02/25/10	598,539
74,369	C	Honda Auto Receivables Owner Trust, 3.930%, due 01/15/09	74,196
690,095	C	Honda Auto Receivables Owner Trust, 4.850%, due 10/19/09	688,769
509,081	C	Merrill Auto Trust Securitization, 4.100%, due 08/25/09	507,067
540,313	C	Nissan Auto Receivables Owner Trust, 3.990%, due 07/15/09	537,571
393,642	C	USAA Auto Owner Trust, 3.580%, due 02/15/11	391,527
236,192	C	USAA Auto Owner Trust, 3.900%, due 07/15/09	235,293
251,490	C	Wachovia Auto Owner Trust, 4.060%, due 09/21/09	250,245
722,651	C	Wachovia Auto Owner Trust, 4.790%, due 04/20/10	721,154
			14,829,765
		Credit Card Asset-Backed Securities: 0.2%
650,000	C	Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	649,777
1,175,000		Citibank Credit Card Issuance Trust, 5.200%, due 03/22/12	1,170,303
850,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	847,079
			2,667,159
		Other Asset-Backed Securities: 0.5%
122,909	C	Caterpillar Financial Asset Trust, 3.900%, due 02/25/09	122,746
1,125,000	C	Caterpillar Financial Asset Trust, 5.570%, due 05/25/10	1,129,058
37,036	C	CIT Equipment Collateral, 3.500%, due 09/20/08	36,903
750,000	C	CIT Equipment Collateral, 5.070%, due 02/20/10	745,142
112,486	C	CNH Equipment Trust, 4.020%, due 04/15/09	112,267
918,573	C	CNH Equipment Trust, 4.270%, due 01/15/10	914,839
600,000	C	CNH Equipment Trust, 5.200%, due 06/15/10	599,278
549,482	#, C	GE Equipment Small Ticket, LLC, 4.380%, due 07/22/09	547,825
768,360	#, C	GE Equipment Small Ticket, LLC, 4.880%, due 10/22/09	767,591
			4,975,649
		Total Asset-Backed Securities
		(Cost $22,557,455)	22,472,573
		Total Long-Term Investments
		(Cost $883,840,354)	991,439,219
SHORT-TERM INVESTMENTS: 4.1%
		Commercial Paper: 0.0%
150,000		HSBC Finance Corp., 6.400%, due 06/17/08	150,983
		Total Commercial Paper
		(Cost $150,983)	150,983

		U.S. Government Agency Obligations: 4.1%
31,845,000	Z	Federal Home Loan Bank, 4.000%, due 10/01/07	31,841,462
5,000,000	Z	Federal Home Loan Bank, 4.640%, due 10/19/07	4,987,782
4,000,000	Z	US DOMESTIC, 4.600%, due 10/24/07	3,987,759

		Total U.S. Government Agency Obligations
		(Cost $40,817,003)	40,817,003

		Total Short-Term Investments
		(Cost $40,967,986)	40,967,986

Total Investments in Securities
(Cost $924,808,340)	102.9%	$1,032,407,205
Other Assets and Liabilities — Net	(2.9)	(29,454,604)
Net Assets	100.0%	$1,002,952,601

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $929,114,660.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$122,095,568
	Gross Unrealized Depreciation	(18,803,023)
	Net Unrealized Appreciation	$103,292,545

Item 2.	Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007